                                          [LOGO OF NORTHERN INSTITUTIONAL FUNDS]



Fixed Income and
Equity Portfolios








                                                                    MAY 31, 2000

                               Semiannual Report

Northern Institutional Funds
Fixed Income and Equity Portfolios

--------------------------------------------------------------------------------

Table of Contents

                                                                            Page
                                                                            ----
Letter to Shareholders.....................................................   2
Fixed Income Portfolios
  Statements of Investments
    U.S. Government Securities Portfolio...................................   5
    Short-Intermediate Bond Portfolio......................................   6
    Intermediate Bond Portfolio............................................   8
    U.S. Treasury Index Portfolio..........................................  10
    Bond Portfolio.........................................................  11
    International Bond Portfolio...........................................  14
  Statements of Assets and Liabilities.....................................  16
  Statements of Operations.................................................  17
  Statements of Changes in Net Assets......................................  18
  Financial Highlights.....................................................  20
Equity Portfolios
  Statements of Investments
    Balanced Portfolio.....................................................  26
    Equity Index Portfolio.................................................  30
    Diversified Growth Portfolio...........................................  37
    Focused Growth Portfolio...............................................  39
    Mid Cap Growth Portfolio...............................................  41
    Small Company Index Portfolio..........................................  43
    Small Company Growth Portfolio.........................................  63
    International Equity Index Portfolio...................................  65
    International Growth Portfolio.........................................  76
  Statements of Assets and Liabilities.....................................  78
  Statements of Operations.................................................  79
  Statements of Changes in Net Assets......................................  80
  Financial Highlights.....................................................  82
Notes to the Financial Statements..........................................  91
Voting Results of Special Meeting of Shareholders..........................  97

--------------------------------------------------------------------------------

 This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus, which contains investment information on policies, risk considerations, charges, and expenses.

Northern Institutional Funds
Fixed Income and Equity Portfolios
--------------------------------------------------------------------------------
Letter to Shareholders

Economic Review

In the first half of the calendar year, the economy experienced impressive economic growth, a declining unemployment rate, rising inflation, and volatile stock and bond markets. This volatile combination kept the Federal Reserve at full alert and in a pre-emptive tightening mode. In less than a year's time, the Fed has raised its federal funds target rate by 175 basis points to 6.5 percent and it appears that the economy is finally starting to show signs of moderation. In the weeks following the Federal Open Market Committee (FOMC) meeting on May 16, there has been a steady flow of softer economic data. The employment report released on June 2 provided further evidence that the economy may be slowing. In addition, forward-looking monetary and financial-market leading indicators of economic activity lead us to believe the Fed's interest-rate increases are starting to moderate economic growth.

Economic Outlook

Monetary and financial-market leading indicators of economic activity lead us to believe the Central Bank's interest-rate increases will soon start to moderate economic growth. One indicator, real M2 money supply, peaked at the end of 1998, slowed significantly since then, and is expected to remain on a downward trend. Although the predictive properties of real M2 deteriorated in the first half of the 1990s, they have been "rehabilitated" in recent years.

The yield spread between top-rated corporate bonds and the federal funds rate has progressively narrowed since the Fed started raising interest rates last year. Such behavior historically has signaled a moderation in economic growth in that it suggests the Fed is shifting back the supply of credit relative to the economy's demand for it. Credit quality yield spreads in the corporate bond market have widened to margins not seen since late 1998, when the capital markets had "seized up." This increased cost of bond market credit has induced some corporate borrowers to seek funding from their banks. But the cost of bank credit, too, is rising as the Fed raises banks' funding costs and the banks are tightening their lending terms. Start-up corporations also are having a more difficult time raising funds, as the suppliers of venture capital are becoming more discriminating.

Tentative signs of a moderation in domestic aggregate demand already are beginning to appear. Consumer spending slowed in March and April, especially spending on discretionary durable goods items. Both the production of houses and their demand appear to be plateauing. Growth is slowing in the manufacturing sector as evidenced by three consecutive monthly declines in the Purchasing Managers' Index and a weakening in new orders for durable goods during the first four months of this year.

The lagged effect of several years of above-potential U.S. economic growth in combination with economic recovery overseas is exerting upward pressure on U.S. prices. Producers have been faced with pronounced increases in the prices of materials and services they buy. We foresee that the slowdown in economic growth should moderate the price increases for these intermediate goods and services. In terms of consumer prices, the area in which there is the clearest sign of higher inflation is that of services, including those pertaining to shelter and medical care. Price increases of consumer services are likely to be somewhat less resistant to a moderation in the pace of economic activity than those of consumer goods.

Clearer evidence of a slowdown in economic growth is expected in the coming months as the lagged effects of the more recent Fed tightening begin to take hold. Thus, we believe the Central Bank will be able to move to a neutral policy stance with only a modest amount of further tightening--perhaps 25 to 50 basis points--during the remainder of this year. More Fed tightening than that is the most likely risk to our base-case forecast. In this event, because of relatively high consumer debt-servicing burdens and because of the highly leveraged corporate sector, a more severe slowing in economic growth than we envision could occur.

Fixed Income Review

For the six-month period ended May 31, 2000, long-term Treasuries returned almost 7 percent, intermediate Treasuries around 2 percent, and T-bills 2.5 percent. The Fed's decision to raise the fed funds rate by 50 basis points on May 16 suggested that they had adopted a more aggressive stance toward monetary tightening.

Consequently, global equities tumbled, led by technology stocks. Treasury obligations benefited from some flight-to-quality buying, ending the month of May more or less unchanged across the yield curve. Credit markets remained under pressure, as swap spreads--one component of the overall cost of borrowing--continued to widen, and quality spreads suffered, with riskier asset categories, such as high-yield and emerging market debt, underperforming significantly.

--------------------------------------------------------------------------------

Fixed Income Outlook

Because we believe that the Fed will tighten a little more, which is in line with consensus, we reiterate our recommendation to maintain a neutral stance toward overall portfolio duration. However, with market expectations regarding the extent of future monetary tightening proving to be so volatile, we believe opportunities may arise to adjust portfolio durations on a tactical basis to take advantage of misplaced market sentiment. For example, such an opportunity could present itself if investors were to extrapolate recent signs of economic slowing into a belief that the Fed's work is finished.

From a strategic standpoint, we continue to believe the current environment offers greater opportunities to outperform by adopting significantly different-from-benchmark sector, quality, and yield-curve weightings. Our portfolios reflect our base-case outlook for fairly stable Treasury rates, tightening swap spreads, and continued credit spread widening and tiering. We would continue to overweight mortgage spread product while concentrating our credit exposure in a well-diversified collection of short- and intermediate-maturity, high-quality holdings. Although this portfolio would not perform as well if our risk case of a harder economic landing prevails, the emphasis on higher-quality spread product is intended to limit the damage from such an outcome. Meanwhile, we believe our continued overweight of long Treasury bonds will outperform shorter Treasury obligations in either scenario, but would likely do even better if the risk case prevails. Long Treasury bonds could get a boost when the Congressional Budget Office increases its estimate of the budget surplus for fiscal 2000 from $176 billion to more than $200 billion.

Equity Review

For the six-month period ended May 31, 2000, equity markets experienced significant volatility and a tech-led correction. During this period, the S&P 500 Index returned 1.6 percent, the S&P MidCap 400 Index 12.3 percent, the Russell 2000 Index 5 percent, and the NASDAQ 1.4 percent on a price only basis. These positive returns don't really tell the full story. In the second quarter, valuations on U.S. technology-related shares were pared by over 25 percent as broad markets corrected. During this period, defensive sectors such as health care, energy, and utilities posted impressive performance as investors flocked to stocks with stable earnings, attractive valuations, and superior fundamentals.

Many stocks experienced a continued bout of volatility in May and, despite a late-month rally, posted poor results for a second month. The majority of the damage was concentrated in technology-related issues. Especially good performance was turned in by defensive growth sectors as buyers of growth stocks looked for steady growth at reasonable prices after the shock of the two-month fall in the NASDAQ. We think the market will continue to favor the "old teddy bears," which can deliver predictable solid growth and where valuations do not look stretched particularly against the technology sector. We believe those sectors to benefit include health care, food and beverage, and financials.

Equity Outlook

Despite the sharp two-month tumble taken by many technology stocks, by most measures they still look expensive, having only returned to the levels of last fall with the recent setback. To be sure, many concept and dot-com stocks have fallen more severely, but the large-cap leadership names still look expensive and could well see expectations scaled back when the Fed succeeds in slowing economic growth. As the market looked for different investments, it returned to the traditional growth and defensive sectors, a trend we suspect has further to run. We continue to find stocks across most sectors that look attractive relative to earnings prospects and believe the broadening trend we have seen for the past few months can continue for several more quarters. We reiterate our view that a sector neutral stance is appropriate and would use rallies in technology shares to move to a neutral weighting (about 30 percent currently) until growth prospects come into better balance with valuations.

We continue to suggest the market is in transition from mega-cap leadership to one that will favor small- and mid-cap stocks as well as foreign securities. The valuation argument remains compelling while earnings growth this year could be nearly double that of the S&P 500 for small- and mid-cap stocks and at least 50 percent higher in foreign markets. Valuations remain compelling as many stocks in our favored categories sell at just two-thirds to three-fourths of the S&P 500 price/earnings multiple. While small- and mid-cap stocks also suffered in the sell-off of the past few months, we think they can regain their footing faster than the mega-cap leaders. Foreign markets have actually held up even better, but the strength of the dollar so far this year has diminished dollar returns, a situation we expect to reverse in this year's second half.

Northern Institutional Funds
Fixed Income and Equity Portfolios
--------------------------------------------------------------------------------
Letter to Shareholders--continued

Global Review

For the six-month period ended May 31, 2000, global equity markets declined by
0.4 percent. However, the sharp sell-off in technology and telecommunications stocks did not stop at the U.S. border. These issues fell sharply in almost all markets and were particularly hard hit in the emerging markets where foreigners hold large positions in telecommunications stocks. In the second quarter, global technology-related stocks declined by over 28 percent, causing an 8 percent decline in global equities overall. Defensive growth stocks that had lagged badly during the past 18 months found willing buyers and many of these traditional growth shares have rallied 25 percent or more from their first quarter low. Asian technology shares and Latin telecommunications stocks were hit very hard, while the sharp rise in the cost of next-generation cellular licenses impacted both bidders and eventual winners in the U.K. auction.

Global Outlook

We continue to expect earnings to come in at or above forecasts. Expectations for 2000 have been raised in both Europe and Japan after the reporting season that just ended. Europe should see earnings rise 20 percent this year after a 17 percent increase in 1999, while Japan could see gains well above 25 percent after a better-than-expected year-end report (for the fiscal year ended March
2000). With recovery now entrenched in Asia and restructuring beginning to bear fruit, we think surprises will be on the upside in Asia as long as the U.S. economy achieves a "soft landing." If Mr. Greenspan does not gain the desired outcome, Asia and Latin America would be particularly vulnerable while Japan and the U.K. would be best positioned in a "hard-landing" scenario.

We now believe the worst of the euro's weakness has been seen and an important low either has already been achieved at just below 0.89 per U.S. dollar or that there will be an additional sell off. After falling nearly 25 percent in 15 months, the euro is deeply oversold, well below fair value (purchasing power parity is nearly 25 percent higher) and unloved by most investors even as top-down strategists are bullish. As U.S. growth slows in the next two to four quarters and European growth stays steady, relative growth would favor the euro against both the dollar and the yen.

We also think the heavy flow of foreign direct investment from Europe to the U.S. will peak and probably abate once U.S. growth slows and portfolio returns move to a more normal level. Further weakness in the U.S. stock markets may well trigger some flowback, but we are almost certain to see less-aggressive foreign buying of our shares, and thus of our currency. We think the U.S. dollar will weaken toward year-end levels versus the euro but give less ground against the yen. In any event, international investors appear to be nearing the end of a three- to four-year dollar bull market, which has penalized dollar returns. Long-term investors may even look at foreign fixed-income opportunities if indeed the dollar reverses its long uptrend.

As always, thank you for your continued support of Northern Institutional
Funds.

Sincerely,
[LOGO James Synder]
James Snyder
Executive Vice President,
Chief Investment Officer

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands)
--------------------------------------------------------------------------------

           Description
----------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
----------------------------------------------------------
                      U.S. Government Securities Portfolio
 U.S. GOVERNMENT AGENCIES--43.1%
 Fannie Mae--6.5%
           Pool #452480
 $ 2,523     6.00%        11/1/28 $ 2,267
           Pool #452421
   2,525     6.00         12/1/28   2,268
           Pool #124945
   1,329     7.482         1/1/31   1,382
                                  -------
                                    5,917
                                  -------
 Fannie Mae REMIC Trust--2.1%
           Series 1997-M1,
           Class A
   1,732     6.784        1/17/03   1,727
           Series 1997-20,
           Class IO,
           Interest Only
           Stripped Securities,
     --      7.90         3/25/27     232
                                  -------
                                    1,959
                                  -------
 Fannie Mae Notes--8.2%
   4,000     6.40          5/2/01   3,978
   2,000     5.80         7/23/01   1,966
   1,700     5.125        2/13/04   1,575
                                  -------
                                    7,519
                                  -------
 Federal Farm Credit Bank--4.3%
   4,000     5.125         4/2/01   3,937
                                  -------
 Federal Home Loan Bank--4.7%
   4,350     6.75          5/1/02   4,305
                                  -------
 Freddie Mac--5.9%
           Pool #410092
     148     7.364        11/1/24     152
           Pool #G00767
   1,399     7.50          8/1/27   1,366
           Pool #C18079
   1,944     6.00         11/1/28   1,749
           Series 2080, Class
           PE
   2,250     6.00        11/15/21   2,131
                                  -------
                                    5,398
                                  -------
 Freddie Mac Notes--9.8%
   2,250     6.25        10/15/02   2,196
   4,670     7.375        5/15/03   4,664
   2,250     5.75         7/15/03   2,145
                                  -------
                                    9,005
                                  -------
 Tennessee Valley Authority--1.6%
           Series B, Putable
           7/15/01
   1,500     6.235        7/15/45   1,481
----------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $40,664)                  39,521
----------------------------------------------------------

           Description
-----------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--53.1%
 U.S. Treasury Notes
 $ 2,000     8.00%        5/15/01 $ 2,022
  14,000     6.625        7/31/01  13,977
   5,000     5.50         8/31/01   4,922
   8,000     5.625        9/30/01   7,881
   3,000     7.50        11/15/01   3,029
   2,250     6.25         1/31/02   2,231
   3,500     6.625        4/30/02   3,491
   6,580     5.75        10/31/02   6,436
   2,700     5.70         8/15/03   2,628
   2,000     7.50         2/15/05   2,069
-----------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $49,297)                   48,686
-----------------------------------------
 FOREIGN BOND--2.1%
  (Cost $2,000)
 Asian Development Bank
   2,000     6.50         9/21/02   1,963
-----------------------------------------
 SHORT-TERM INVESTMENT--0.6%
  (Cost $586)
           Federal Home Loan Bank
           Discount Note
     586     6.30          6/1/00     586
-----------------------------------------
 TOTAL INVESTMENTS--98.9%
  (Cost $92,547)                  $90,756
-----------------------------------------
 Other assets, less liabili-
  ties--1.1%                        1,009
-----------------------------------------
 NET ASSETS--100.0%               $91,765
-----------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands)

           Description
--------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
--------------------------------------------------------
                       Short-Intermediate Bond Portfolio
 ASSET-BACKED SECURITIES--22.1%
 Airplane Leases--1.1%
           Pegasus Aviation
           Lease
           Securitization,
           Series 1999-1A,
           Class A1(/1/)
 $ 2,552     6.30%        3/25/29 $  2,450
                                  --------
 Automotive--4.2%
           Carmax Auto Owner
           Trust,
           Series 1999-1, Class
           A3
   2,750     6.76         8/15/03    2,724
           Chevy Chase
           Automobile
           Receivables Trust,
           Series 1997-4, Class
           A
   1,284     6.25         6/15/04    1,268
           Distribution
           Financial Services
           Trust, Series 1999-
           3, Class A3
   5,440     6.43        11/15/07    5,354
                                  --------
                                     9,346
                                  --------
 Credit Card--2.4%
           MBNA Master Credit
           Card Trust,
           Series 1998-J, Class
           A
   5,800     5.25         2/15/06    5,416
                                  --------
 Equipment--7.6%
           American Airlines
           Pass Through Trust,
           Series 1999-1, Class
           C
   3,650     7.16        10/15/04    3,469
           CIT Equipment
           Collateral Trust,
           Series 2000-1, Class
           A4
   4,000     7.58         3/20/08    3,976
           Copelco Capital
           Funding Corp.,
           Series 2000-A, Class
           A4
   4,500     7.22         8/18/05    4,445
           DVI Receivables
           Corp.,
           Series 2000-1, Class
           A4
   5,000     7.78         6/14/08    4,988
                                  --------
                                    16,878
                                  --------
 Home Equity Loans--5.3%
           AAMES Mortgage
           Trust,
           Interest Only
           Stripped Security,
           Series 1997-B,Class
           AIO
      --     5.50         7/15/00        3
           Contimortgage Home
           Equity Loan Trust,
           Interest Only
           Stripped Security,
           Series 1998-1, Class
           A10I
      --     6.50         9/15/00      528
           Delta Funding Home
           Equity Loan Trust,
           Interest Only
           Stripped Security,
           Series 1997-2, Class
           AIO
      --     6.50         6/25/27        3
           Green Tree Home
           Equity Loan Trust,
           Series 1998-C, Class
           A6
   5,800     6.29         7/15/29    5,620

           Description
------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------
           IMC Excess Cashflow
           Securities Trust,
           Series 1997-A, Class
           A(/1/)
 $ 2,603     7.41%       11/26/28 $  1,041
           Lehman FHA Title I
           Loan Trust,
           Series 1995-3, Class
           A
   3,670     8.00         5/25/16    3,665
           Series 1995-6, Class
           S,
           Interest Only
           Stripped Security,
     --      7.72        11/25/16      593
           Southern Pacific
           Secured Assets
           Corp.,
           Interest Only
           Stripped Security,
           Series 1997-2, Class
           AIO
     --      7.15         6/25/00      220
                                  --------
                                    11,673
                                  --------
 Utilities--1.5%
           California
           Infrastructure
           Pacific Gas &
           Electric, Series
           1997-1, Class A-3
     425     6.15         6/25/02      425
           ComEd Transitional
           Funding Trust,
           Series 1998-1, Class
           A2
   3,000     5.29         6/25/03    2,970
                                  --------
                                     3,395
------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $66,732)                    49,158
------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  9.4%
           BA Mortgage
           Securities, Inc.,
           Series 1998-4, Class
           1A5
   7,199     6.50         8/25/28    7,003
           Donaldson, Lufkin &
           Jenrette Mortgage
           Acceptance Corp.,
           Interest Only
           Stripped Security,
           Series 1994-Q8,
           Class 2A1
     --      7.25         5/25/24      873
           GE Capital Mortgage
           Services, Inc.,
           Series 1994-15,
           Class A-6
   2,806     6.00         4/25/09    2,750
           Nationslink Funding
           Corp.,
           Series 1999-SL,
           Class A-3
   5,400     6.30        12/10/02    5,255
           PNC Mortgage
           Securities Corp.,
           Series 1996-PRI,
           Class A(/1/)
   1,527     7.06         4/28/27    1,344
           Prudential Home
           Mortgage Securities
           Co., Series 1994-1,
           Class A-3
   3,655     6.00         2/25/09    3,589
------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $21,281)        20,814
------------------------------------------

See accompanying notes to financial statements.

-------------------------------------------------------------------------------

               Description
-----------------------------------------------------------------------------------
Principal                                                 Maturity
Amount         Rate                                         Date            Value
-----------------------------------------------------------------------------------
CORPORATE BONDS--15.7%
Automotive--1.7%
               Ford Motor Credit Co.
$4,000           5.75%                                     2/23/04         $  3,727
                                                                           --------
Computers--1.2%
               Electronic Data Systems Corp.
 2,705           6.85                                     10/15/04            2,635
                                                                           --------
Diversified Financial Services--5.8%
               Bank One Corp.
 4,640           6.40                                       8/1/02            4,525
               Bunge Trade Ltd.(/1/)
 1,935           9.25                                       5/1/02            1,915
               Donaldson, Lufkin & Jenrette, Inc.
 6,500           5.625                                     2/15/16            6,359
                                                                           --------
                                                                             12,799
                                                                           --------
Food--1.8%
               Diageo Capital Placement
 4,230           6.625                                     6/24/04            4,066
                                                                           --------
Industrial--1.8%
               Yosemite Security Trust I(/1/)
 4,000           8.25                                     11/15/04            3,922
                                                                           --------
Insurance--0.8%
               American General Finance,
 1,315           7.45                                      1/15/05            1,284
               Conseco, Inc.
   850           8.75                                       2/9/04              548
                                                                           --------
                                                                              1,832
                                                                           --------
Oil Companies--0.9%
               Phillips Petroleum Co.
 2,050           8.50                                      5/25/05            2,069
                                                                           --------
Special Purpose--0.9%
               US West Capital Funding, Inc.
 2,100           6.875                                     8/15/01            2,081
                                                                           --------
Telephone--0.8%
               Sprint Capital Corp.
 1,900           6.50                                     11/15/01            1,870
-----------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $35,877)                                         35,001
-----------------------------------------------------------------------------------
U.S GOVERNMENT AGENCIES--15.5%
Fannie Mae--13.3%
15,000           6.25                                     11/15/02           14,630
15,000           7.125                                     2/15/05           14,829
                                                                           --------
                                                                             29,459
                                                                           --------

                      Description
-----------------------------------------------------------------------------------
Principal                                        Maturity
Amount                Rate                         Date                     Value
-----------------------------------------------------------------------------------
Federal Home Loan Bank--2.2%
$ 5,000                6.75%                            2/1/02             $  4,955
-----------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES (Cost $34,639)                                34,414
-----------------------------------------------------------------------------------
U.S GOVERNMENT OBLIGATIONS--30.6%
U.S. Treasury Notes
    310                6.625                           7/31/01                  309
 33,810                5.75                           10/31/02               33,070
 35,705                5.75                            8/15/03               34,751
-----------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Cost $69,589)                                                              68,130
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--5.5%
 (Cost $12,184)
                      Sun Trust Bank, Atlanta, Grand Cayman,
                      Eurodollar Time Deposit
 12,184                6.813                            6/1/00               12,184
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.8%
 (Cost $240,302)                                                           $219,701
-----------------------------------------------------------------------------------
Other assets, less liabilities--1.2%                                          2,599
-----------------------------------------------------------------------------------
NET ASSETS--100.0%                                                         $222,300
-----------------------------------------------------------------------------------

-------------------------------------------------------------------------------

(/1/At)May 31, 2000, the Portfolio owned restricted securities valued at approximately $10,672 (4.8% of net assets), with an aggregate cost basis of $12,620. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service brokers or, if not available, in accordance with procedures established by the Board of Trustees.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands)

           Description
-----------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date   Value
-----------------------------------------------------
                          Intermediate Bond Portfolio
 ASSET-BACKED SECURITIES--5.8%
 Auto--0.3%
           Chevy Chase
           Automobile
           Receivables Trust,
           Series 1997-4, Class
           A
 $  151      6.25%        6/15/04 $ 149
                                  -----
 Home Equity Loans--1.4%
           Advanta Mortgage
           Loan Trust, Interest
           Only Stripped
           Security, Series
           1998-1 Class AIO
    --       5.00        10/25/00    60
           Green Tree Financial
           Corp., Series 1999-
           C, Class A-2
    390      6.67         7/15/30   385
           IMC Excess Cashflow
           Securities Trust,
           Series 1997-A, Class
           A(/1/)
    631      7.41        11/26/28   252
                                  -----
                                    697
                                  -----
 Other--2.7%
           IKON Receivables
           LLC, Series 1999-2,
           Class A-3A
  1,320      6.59         8/15/03 1,299
                                  -----
 Utilities--1.4%
           California
           Infrastructure &
           Economic
           Development, Series
           1997-1, Class A-4
    690      6.22         3/25/04   679
-----------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $3,707)                   2,824
-----------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  9.3%
           Commercial Mortgage
           Asset Trust,
           Series 1999-C1,
           Class A-3
    880      6.64         9/17/10   806
           Credit Suisse First
           Boston Mortgage
           Securities Corp.,
           Series 1998-C2,
           Class A-1
  1,081      5.96        12/15/07 1,013
           Donaldson, Lufkin &
           Jenrette Commercial
           Mortgage Corp.,
           Series 1998-CF1,
           Class A-1B
  1,000      2.18        11/12/21   913
           GMAC Commercial
           Mortgage
           Securitization,
           Series 1999-C3,
           Class A-1B
    305      7.27         8/15/09   292
           Morgan Stanley
           Capital I,
           Series 1998-WF1,
           Class A-2
    355      6.55        12/15/07   330
           Mortgage Capital
           Funding,
           Series 1998-MC1,
           Class A-2
    235      6.66         1/18/08   219
           Nationslink Funding
           Corp.,
           Series 1999-1, Class
           A-2
  1,015      6.32        11/20/08   921
-----------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $4,813)       4,494
-----------------------------------------------------
 CORPORATE BONDS--23.2%
 Banks--2.6%
           Bank One Corp.
  1,300      6.40          8/1/02 1,268
                                  -----
 Computers--2.1%
           Electronic Data
           Systems Corp.
  1,050      6.85        10/15/04 1,023
                                  -----

           Description
-----------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------
 Diversified Financial Servic-
  es--8.7%
           CIT Group Holdings,
           Inc.
 $    690    6.38%       11/15/02 $   664
           Diageo Capital PLC
      565    6.625        6/24/04     543
           Ford Motor Credit
           Co.
    1,800    5.80         1/12/09   1,547
           Heller Financial
           Commercial Mortgage
           Association, Series
           2000-PH1, Class A2
      685    7.75        11/15/09     677
           Transamerican
           Finance
      820    7.25         8/15/02     810
                                  -------
                                    4,241
                                  -------
 Environmental Control--0.8%
           Waste Management,
           Inc.
      440    7.10          8/1/26     405
                                  -------
 Insurance--2.1%
           American General
           Finance Corp.,
           Series F
      355    7.45         1/15/05     347
           Conseco, Inc.
      225    8.75          2/9/04     145
           Lumbermans' Mutual
           Casualty Co.(/1/)
      545    9.15          7/1/26     463
      105    8.45         12/1/37      83
                                  -------
                                    1,038
                                  -------
 Oil Companies--1.0%
           Phillips Petroleum
           Co.
      485    8.50         5/25/05     489
                                  -------
 Special Purpose--2.0%
           Bunge Trade
           Ltd.(/1/)
    1,000    9.25          5/1/02     990
                                  -------
 Telephone--2.5%
           MCI WorldCom, Inc.
    1,225    7.75          4/1/07   1,203
                                  -------
 Transportation--1.4%
           Burlington Northern
           Santa Fe Corp.
      750    6.53         7/15/37     701
-----------------------------------------
 TOTAL CORPORATE BONDS (Cost
  $12,249)                         11,358
-----------------------------------------
 U.S. GOVERNMENT AGENCIES--18.1%
 Fannie Mae REMIC Trusts--9.1%
           Pool #440700
    1,234    6.00         11/1/28   1,109
           Pool #456078
    3,693    6.00         12/1/28   3,318
                                  -------
                                    4,427
                                  -------
 Fannie Mae--7.9%
    2,150    5.625        5/15/04   2,019
    2,150    5.25         1/15/09   1,841
                                  -------
                                    3,860
                                  -------
 Freddie Mac--1.1%
           Pool #C18079
      572    6.00         11/1/28     515
-----------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $9,481)                     8,802
-----------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-----------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--
  32.9%
 U.S. Treasury Inflation Indexed
  Notes--2.1%
 $1,050      3.625%       1/15/08 $ 1,022
                                  -------
 U.S. Treasury Notes--30.8%
  8,610      6.625        7/31/01   8,595
  4,990      5.75        10/31/02   4,881
  1,500      6.125        8/15/07   1,468
                                  -------
                                   14,944
-----------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $16,241)                   15,966
-----------------------------------------
 FLOATING RATE BANK NOTES--2.8%
           Lloyds Bank PLC,
           Series 1
    560      7.25         6/15/00     463
           National Westminster
           Bank, Series C
  1,130      7.00         8/31/00     886
-----------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $1,538)                     1,349
-----------------------------------------
 SHORT-TERM INVESTMENT--6.5%
  (Cost $3,144)
           Sun Trust Bank,
           Atlanta, Grand
           Cayman,
           Eurodollar Time
           Deposit
  3,144      6.813         6/1/00   3,144
-----------------------------------------
 TOTAL INVESTMENTS--98.6%
  (Cost $51,173)                  $47,937
-----------------------------------------
 Other assets, less liabili-
  ties--1.4%                          640
-----------------------------------------
 NET ASSETS--100.0%               $48,577
-----------------------------------------

--------------------------------------------------------------------------------

(/1/)At May 31, 2000, the Portfolio owned restricted securities valued at approximately $1,788 (3.7% of net assets), with an aggregate cost basis of $2,381. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Board of Trustees.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands)

           Description
------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------------------
                         U.S. Treasury Index Portfolio
 U.S. GOVERNMENT OBLIGATIONS--
  97.4%
 U.S. Treasury Notes--64.2%
  $1,000      6.50%       5/31/01 $   997
   3,000      6.375       9/30/01   2,984
   1,900      7.50       11/15/01   1,918
     500      6.625       3/31/02     499
   1,000      6.00        7/31/02     985
     900      5.75       11/30/02     880
     630      6.25        2/15/03     623
   2,700      5.75        8/15/03   2,628
     700      5.25        5/15/04     667
   1,300      6.00        8/15/04   1,272
   1,500      6.50        8/15/05   1,493
     350      7.00        7/15/06     357
     800      6.25        2/15/07     789
     600      6.125       8/15/07     587
     900      4.75       11/15/08     802
     950      6.00        8/15/09     926
                                  -------
                                   18,407
                                  -------
 U.S. Treasury Bonds--33.2%
     660     14.00       11/15/11     909
     200     12.50        8/15/14     279
   1,450      7.25        5/15/16   1,570
   1,050      9.00       11/15/18   1,340
   1,200      8.125       5/15/21   1,439
   1,200      8.00       11/15/21   1,425
     500      6.25        8/15/23     495
   1,500      6.50       11/15/26   1,538
     200      5.25        2/15/29     175
     350      6.25        5/15/30     361
                                  -------
                                    9,531
------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $28,367)                   27,938
------------------------------------------------------
 SHORT-TERM INVESTMENT--1.6%
  (Cost $467)
           Federal Home Loan
           Bank Discount Note
     467      6.30         6/1/00     467
------------------------------------------------------
 TOTAL INVESTMENTS--99.0%
  (Cost $28,834)                  $28,405
------------------------------------------------------
 Other assets, less liabili-
  ties--1.0%                          278
------------------------------------------------------
 NET ASSETS--100.0%               $28,683
------------------------------------------------------
------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-----------------------------------------------
 Principal               Maturity
  Amount   Rate            Date     Value
-----------------------------------------------
                                 Bond Portfolio
 ASSET-BACKED SECURITIES--6.2%
 Auto--0.4%
           Bank One Auto
           Grantor Trust,
           Series 1997-B, Class
           A
 $  4,240    6.29%        7/20/04 $    4,195
                                  ----------
 Diversified Financial Servic-
  es--1.4%
           Green Tree Financial
           Corp.,
           Series 1994-B, Class
           A
    2,495    7.85         7/15/04      2,492
           Series 1996-9, Class
           A6
    6,990    7.69         1/15/28      6,566
           Series 1997-6, Class
           B1
    7,300    7.17         1/15/29      4,745
                                  ----------
                                      13,803
                                  ----------
 Home Equity Loans--1.4%
           Contimortgage Home
           Equity Loan Trust,
           Interest Only
           Stripped Security,
           Series 1998-1, Class
           A10I
       --    6.50         9/15/00      1,503
           Green Tree Home
           Equity Loan Trust,
           Series 1999-C, Class
           A2
    7,660    6.67         7/15/30      7,562
           IMC Excess Cashflow
           Securities Trust,
           Series 1997-A, Class
           A(/1/)
    9,654    7.41        11/26/28      3,861
           Lehman FHA Title
           Loan Trust,
           Interest Only
           Stripped Security,
           Series 1996-2, Class
           S
       --    7.82         5/25/17      1,141
                                  ----------
                                      14,067
                                  ----------
 Utilities--3.0%
           California
           Infrastructure &
           Economic
           Development, Series
           1997-1, Class A4
   15,105    6.22         3/25/04     14,869
           PP&L Transition Bond
           Co. LLC,
           Series 1999-1, Class
           A5
   16,800    6.83         3/25/07     16,333
                                  ----------
                                      31,202
-----------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $96,159)                      63,267
-----------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--11.3%
           Commercial Mortgage
           Asset Trust,
           Series 1999-C1,
           Class A-3
    9,395    6.64         9/17/10      8,602
           Credit Suisse First
           Boston Mortgage
           Securities Corp.,
           Series 1998-C2,
           Class A-1
    8,473    5.96        12/15/07      7,940

           Description
--------------------------------------------
 Principal               Maturity
  Amount   Rate            Date     Value
--------------------------------------------
           Delta Funding
           Mortgage Corp.,
           Interest Only
           Stripped Security,
           Series 1991-1, Class
           A-4(/1/)
 $     --    7.50%         1/1/06 $        7
           Donaldson, Lufkin, &
           Jenrette
           Mortgage Acceptance
           Corp.,
           Series 1994-Q8,
           Class 2-A1
    1,941    7.25         5/25/24      2,031
           First Union-Lehman
           Brothers-Bank of
           America Commercial
           Mortgage Trust,
           Series 1998-C2,
           Class A-2
   12,855    6.56        11/18/08     11,889
           Heller Financial
           Commercial Mortgage
           Association,
           Series 2000-PH1,
           Class A2
   12,870    7.75        11/15/09     12,714
           Lehman Brothers
           Commercial Conduit
           Mortgage Trust,
           Series 1999-C1,
           Class A-2
   11,685    6.78         4/15/09     10,878
           Lehman Brothers-UBS
           Commercial Mortgage
           Trust,
           Series 2000-C3,
           Class A-2
   12,500    7.95         1/15/10     12,536
           Morgan Stanley
           Capital I,
           Series 1998-WF1,
           Class A2
   19,140    6.55        12/15/07     17,782
           Series 1999-LIFE,
           Class A2
   14,745    7.11         7/15/09     13,976
           Nationslink Funding
           Corp.,
           Series 1999-1, Class
           A-2
   15,270    6.316       11/20/08     13,854
           PNC Mortgage
           Securities Corp.,
           Series 1996-PR1,
           Class A(/1/)
    5,315    7.059        4/28/27      4,677
--------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $110,718)        116,886
--------------------------------------------
 CORPORATE/FOREIGN GOVERNMENT
  BONDS/NOTES--14.7%
 Airlines--1.7%
           Continental
           Airlines, Inc.,
           Series 2000-1, Class
           A-1
   18,000    8.048        11/1/20     17,657
                                  ----------
 Diversified Financial Servic-
  es--3.1%
           Bunge Trade
           Ltd.(/1/)
    8,370     9.25         5/1/02      8,285
           Ford Motor Credit
           Co.
   15,200     5.75        2/23/04     14,163
           Textron Financial
           Corp.
    9,610    7.125        12/9/04      9,348
                                  ----------
                                      31,796
                                  ----------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands)

           Description
----------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date     Value
----------------------------------------------------
                           Bond Portfolio--Continued
 Industrial--1.5%
           Yosemite Security
           Trust I(/1/)
 $ 16,000    8.25%       11/15/04 $   15,687
                                  ----------
 Insurance--2.5%
           American General
           Finance
    5,540    7.45         1/15/05      5,408
           Anthem Insurance,
           Inc.(/1/)
    5,740    9.00          4/1/27      5,251
           Conseco, Inc.
    5,350    8.75          2/9/04      3,451
           Lumberman's Mutual
           Casualty Co.(/1/)
    8,820    9.15          7/1/26      7,485
    3,070    8.30         12/1/37      2,461
    1,880    8.45         12/1/97      1,490
                                  ----------
                                      25,546
                                  ----------
 Real Estate--0.3%
           EOP Operating L.P.
    2,560    8.375        3/15/06      2,556
                                  ----------
 Sanitary Services--1.3%
           Waste Management,
           Inc.
   14,640    7.10          8/1/26     13,489
                                  ----------
 Sovereign--1.8%
           Asian Development
           Bank
   19,480    6.375        10/1/28     18,697
                                  ----------
 Special Purpose--2.1%
           Air 2 US Enhanced
           Equipment(/1/)
   15,000    8.03         10/1/19     14,663
           US West Capital
           Funding, Inc.
    6,700    6.875        8/15/01      6,640
                                  ----------
                                      21,303
                                  ----------
 Transportation--0.4%
           Burlington Northern
           Santa Fe Corp.
    4,780    6.53         7/15/37      4,476
----------------------------------------------------
 TOTAL CORPORATE/FOREIGN
  GOVERNMENT BONDS/NOTES (Cost
  $165,354)                          151,207
----------------------------------------------------
 U.S. GOVERNMENT AGENCIES--45.3%
 Fannie Mae REMIC Trust--33.7%
           Pool #482836
    2,939    6.00          1/1/14      2,733
           Pool #323980
   42,640    6.00          4/1/14     39,642
           Pool #480593
    2,718    6.00          4/1/14      2,527
           Pool #489807
   10,938    6.00          5/1/14     10,169
           Pool #493666
      303    6.00          5/1/14        282

           Description
--------------------------------------------
 Principal               Maturity
  Amount   Rate            Date     Value
--------------------------------------------
           Interest Only
           Stripped Security,
           Series 278, Class 2
 $     --    7.78%        8/1/25  $      866
           Interest Only
           Stripped Security,
           Series 1997-20,
           Class IO
       --    7.90        3/25/27       1,432
           Pool #452421
   28,887    6.00        11/1/28      25,954
           Pool #452480
   28,901    6.00        11/1/28      25,965
           Pool #535276
   29,784    6.50        11/1/28      27,634
           Pool #323422
   12,317    6.50        12/1/28      11,428
           Pool #495404
    9,233    6.00         4/1/29       8,295
           Pool #489505
    4,643    6.50         7/1/29       4,297
           Pool #252807
    9,056    8.00        10/1/29       8,985
           Pool #522748
    3,915    8.00        11/1/29       3,884
           Pool #535198
    3,205    8.00         3/1/30       3,180
           Pool #532351
    4,477    8.00         3/1/30       4,443
           Pool #526354
    5,277    8.00         3/1/30       5,236
           Pool #526365
   15,884    7.50         4/1/30      15,428
           Pool #534001
   19,576    7.50         4/1/30      19,013
           Pool #536619
    9,398    7.50         4/1/30       9,128
           Pool #253184
   25,937    8.00         4/1/30      25,734
           Pool #534004
    4,997    8.00         4/1/30       4,956
           Pool #535300
   92,254    6.50         5/1/30      85,508
                                  ----------
                                     346,719
                                  ----------
 Freddie Mac REMIC Trusts--3.0%
           Pool #C18118
   14,015    6.00        11/1/28      12,609
           Pool #C00835
    9,745    6.50         7/1/29       9,032
           Pool #531116
    9,544    8.00         3/1/30       9,469
                                  ----------
                                      31,110
                                  ----------

See accompanying notes to financial statements.

-------------------------------------------------------------------------------

           Description
--------------------------------------------
 Principal
  Amount/                Maturity
  Shares   Rate            Date     Value
--------------------------------------------
 Government National Mortgage
  Association REMIC Trusts--8.6%
           Pool #781136
 $ 29,447     7.00%      12/15/28 $   28,251
           Pool #486873
   18,297     6.50        1/15/29     17,114
           Pool #781039
   13,918     6.50        5/15/29     13,021
           Pool #479289
    9,993     8.00        4/15/30     10,009
           Pool #505492
    9,993     8.00        4/15/30     10,009
           Pool #520663
    9,971     8.00        4/15/30      9,987
                                  ----------
                                      88,391
--------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $479,560)                    466,220
--------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--
  14.7%
 U.S. Treasury Notes--0.5%
    5,000     5.75       10/31/02      4,891
 U.S. Treasury Bonds--14.2%
  111,340     7.50       11/15/16    123,466
   18,035     8.875       2/15/19     22,814
                                  ----------
                                     146,280
--------------------------------------------
 TOTAL U.S. GOVERNMENT
  OBLIGATIONS
  (Cost $150,918)                    151,171
--------------------------------------------
 PREFERRED STOCK--1.1%
  (Cost $15,000)
 Agency
       15  Home Ownership
           Funding Corp.(/1/)         11,704
--------------------------------------------
 FLOATING RATE BANK NOTES--1.7%
           Lloyds Bank PLC,
           Series 1
  $11,800     6.31%       6/15/00      9,755
           National Westminster
           Bank,
           Series C
    9,790     7.00        8/31/00      7,673
--------------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $18,712)                      17,428
--------------------------------------------
 SHORT-TERM INVESTMENT--4.2%
  (Cost $43,581)
           Sun Trust Bank,
           Atlanta, Grand
           Cayman,
           Eurodollar Time
           Deposits
   43,581     6.813        6/1/00     43,581
--------------------------------------------
 TOTAL INVESTMENTS--99.2%
  (Cost $1,080,002)               $1,021,464
--------------------------------------------
 Other assets, less
  liabilities--0.8%                    7,968
--------------------------------------------
 NET ASSETS--100.0%               $1,029,432
--------------------------------------------

-------------------------------------------------------------------------------
(/1/At)May 31, 2000, the Portfolio owned restricted securities valued at approximately $68,086 (6.6% of net assets), with an aggregate cost basis of $80,563. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Board of Trustees.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)

           Description
------------------------------------------------------
 Principal
  Amount
 (in local               Maturity
 currency) Rate            Date    Value
------------------------------------------------------
                          International Bond Portfolio
 DEBT OBLIGATIONS--97.3%
 Australian Dollar--1.0%
           Commonwealth of
           Australia
      490     10.00%     10/15/02 $   303
                                  -------
 British Pound Sterling--5.7%
           BAA PLC
      525      7.875      2/10/07     824
           Treasury of Great
           Britain
      400      8.00        6/7/21     867
                                  -------
                                    1,691
                                  -------
 Canadian Dollar--3.9%
           Government of Canada
      680      5.50        6/1/10     436
           Province of Ontario
    1,050      7.25       9/27/05     718
                                  -------
                                    1,154
                                  -------
 Danish Krone--1.6%
           Kingdom of Denmark
    3,500      8.00       3/15/06     482
                                  -------
 Euro--63.2%
           Bonos y Obligationes
           del Estado
    1,170      4.25       7/30/02   1,067
           Buoni Poliennali del
           Tes
      625      3.00       6/15/02     556
    1,160      5.25       11/1/29     991
           Corp Andina de
           Fomento
    1,200      4.75        5/6/04   1,041
           Electricite de
           France
      664      3.75      10/28/03     588
           Fastnet Securities
      926      3.99      11/15/31     858
           Federal Republic of
           Germany
    1,900      6.00       2/16/06   1,827
      918      6.25        1/4/24     930
      325      6.50        7/4/27     342
           Fort James Corp.
      600      4.75       6/29/04     525
           Gallagher Group PLC
      500      5.875       8/6/08     218
           Halifax Group
      490      7.63       12/9/11     446
           Haus Ltd.
      900      4.44      12/10/37     835
           Imperial Tobacco
           Finance
      600      6.375      9/27/06     543
           International Credit
           Recovery
      865      4.85       7/28/07     801
           Island Finance
      300      4.69       1/15/15     278
           Kingdom of France
    1,200      5.50       4/25/10   1,115

           Description
-----------------------------------------
 Principal
  Amount
 (in local               Maturity
 currency) Rate            Date    Value
-----------------------------------------
           Kingdom of the
           Netherlands
    2,020     5.50%       7/15/00 $ 1,891
           Lehman Brothers
           Holdings PLC
    1,200     4.00        2/18/03   1,063
           Lloyds TSB Capital I
      600     7.375        2/7/12     557
           National Westminster
           Bank
      600     6.625       10/5/09     533
           Royal Bank of
           Scottland Group PLC
      600     6.77        3/31/05     558
           Standard Chartered
           Bank
      600     5.375        5/6/09     507
           Treasury of France
      650     3.50        7/12/04     567
                                  -------
                                   18,637
                                  -------
 Japanese Yen--21.9%
           Asian Development
           Bank
   90,000     5.00         2/5/03     934
           Export-Import Bank
           of Japan
  200,000     4.375       10/1/03   2,082
           Government of Canada
   95,000     1.90        3/23/09     902
           International Bank
           for Reconstruction
           and Development
  100,000     4.50        3/20/03   1,033
           KFW International
           Finance
  160,000     1.00       12/20/04   1,493
                                  -------
                                    6,444
-----------------------------------------
 TOTAL DEBT OBLIGATIONS (Cost
  $29,772)                         28,711
-----------------------------------------
 SHORT-TERM INVESTMENT--0.3%
  (Cost $88)
           SunTrust Bank,
           Atlanta, Grand
           Cayman,
           Eurodollar Time
           Deposit
       88     6.813        6/1/00      88
-----------------------------------------
 TOTAL INVESTMENTS--97.6%
  (Cost $29,860)                  $28,799
-----------------------------------------
 Other assets, less liabili-
  ties--2.4%                          699
-----------------------------------------
 NET ASSETS--100.0%               $29,498
-----------------------------------------
-----------------------------------------

See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
May 31, 2000
(All amounts in thousands, except net asset value per share)
(Unaudited)

                            U.S.       Short-                   U.S.
                         Government Intermediate Intermediate Treasury              International
                         Securities     Bond         Bond       Index      Bond         Bond
                         Portfolio   Portfolio    Portfolio   Portfolio Portfolio     Portfolio
-------------------------------------------------------------------------------------------------
Assets:
Investments in
 securities, at cost      $92,547     $240,302     $51,173     $28,834  $1,080,002     $29,860
-------------------------------------------------------------------------------------------------
Investments in
 securities, at value     $90,756     $219,701     $47,937     $28,405  $1,021,464     $28,799
Cash and foreign
 currencies                     1            1          --           1          --       1,231
Receivables:
 Interest                   1,031        2,662         634         277       8,839         531
 Administrator                  6           11           7           6          29           8
Deferred organization
 costs, net                    --           --           8          --          --          --
Other assets                    6           10          11           7          16          11
-------------------------------------------------------------------------------------------------
Total assets               91,800      222,385      48,597      28,696   1,030,348      30,580
-------------------------------------------------------------------------------------------------
Liabilities:
Cash overdraft                 --           --          --          --         353          --
Payable for:
 Investment securities
  purchased                    --           --          --          --          --       1,053
Accrued expenses:
 Advisory fees                 19           47          10           4         220          17
 Shareholder service
  fees                          1            1          --           1         203          --
 Administration fees            8           19           4           2          88           4
 Transfer agent fees            1            2          --          --          12          --
 Custodian fees                 2            3           2           2           3           4
Other liabilities               4           13           4           4          37           4
-------------------------------------------------------------------------------------------------
Total liabilities              35           85          20          13         916       1,082
-------------------------------------------------------------------------------------------------
Net assets                $91,765     $222,300     $48,577     $28,683  $1,029,432     $29,498
-------------------------------------------------------------------------------------------------
Analysis of net assets:
Paid-in capital           $94,746     $245,602     $53,873     $29,285  $1,111,182     $32,795
Accumulated
 undistributed net
 investment income            179        1,430         136          48       3,904         535
Accumulated net
 realized losses on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions     (1,369)      (4,131)     (2,196)       (221)    (27,116)     (2,708)
Net unrealized
 depreciation on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions     (1,791)     (20,601)     (3,236)       (429)    (58,538)     (1,087)
Net unrealized loss on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                    --           --          --          --          --         (37)
-------------------------------------------------------------------------------------------------
Net assets                $91,765     $222,300     $48,577     $28,683  $1,029,432     $29,498
-------------------------------------------------------------------------------------------------
Net assets
 Class A                  $90,630     $222,274     $48,551     $28,189    $986,902     $29,498
 Class C                       --           --          --         398      42,412          --
 Class D                    1,135           26          26          96         118          --
-------------------------------------------------------------------------------------------------
Total shares
 outstanding (no par
 value), unlimited
 shares authorized
 Class A                    4,704       12,371       2,621       1,395      52,516       1,640
 Class C                       --           --          --          20       2,259          --
 Class D                       59            1           1           5           6          --
-------------------------------------------------------------------------------------------------
Net asset value,
 offering and
 redemption price per
 share
 Class A                   $19.26       $17.97      $18.53      $20.21      $18.79      $17.99
 Class C                       --           --          --      $20.21      $18.78          --
 Class D                   $19.21       $17.93      $18.50      $20.18      $18.77          --
-------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended May 31, 2000
(All amounts in thousands)
(Unaudited)

                             U.S.       Short-                   U.S.
                          Government Intermediate Intermediate Treasury             International
                          Securities     Bond         Bond       Index     Bond         Bond
                          Portfolio   Portfolio    Portfolio   Portfolio Portfolio    Portfolio
-------------------------------------------------------------------------------------------------
Interest income:            $2,949      $8,531       $1,661       $808    $38,632         $705
-------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees       291         577          147         53      3,013          135
Administration fees             48          96           24         13        502           23
Registration fees               13          17           12         12         44           14
Custodian fees                  10          17           11         11         53           30
Transfer agent fees              5          10            3          2         75            1
Professional fees                4           7            4          4         25            4
Trustee fees and
 expenses                        2           3            2          2         12            2
Shareholder servicing
 fees                            1          --           --         --         41           --
Amortization of deferred
 organization costs             --          --            2         --         --           --
Other                            5           8            6          5         18            5
-------------------------------------------------------------------------------------------------
Total expenses                 379         735          211        102      3,783          214
Less voluntary waivers
 of investment advisory
 fees                         (169)       (337)         (85)       (33)    (1,758)         (30)
Less expenses reimbursed
 by Administrator              (34)        (51)         (37)       (34)      (151)         (40)
-------------------------------------------------------------------------------------------------
Net expenses                   176         347           89         35      1,874          144
-------------------------------------------------------------------------------------------------
Net investment income        2,773       8,184        1,572        773     36,758          561
Net realized losses on:
 Investment transactions    (1,094)     (3,434)        (283)      (158)   (21,357)        (301)
 Foreign currency
  transactions                  --          --           --         --         --       (2,222)
Net change in unrealized
 appreciation
 (depreciation) on
 investments, forward
 foreign currency
 contracts and
 foreign currency
 transactions                  (22)     (1,983)        (960)       181     (7,219)         525
Net change in unrealized
 losses on translation
 of other assets and
 liabilities denominated
 in foreign currencies          --          --           --         --         --           (5)
-------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations            $1,657      $2,767         $329       $796     $8,182      $(1,442)
-------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Six Months Ended May 31, 2000 (Unaudited) and the Year Ended November 30, 1999
(All amounts in thousands)

                                        U.S. Government
                                           Securities      Short-Intermediate
                                           Portfolio         Bond Portfolio
                                        -----------------  -------------------
                                         2000      1999      2000      1999
-------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income                   $2,773    $4,157    $8,184    $17,493
 Net realized gains (losses) on
  investments, forward foreign currency
  contracts and foreign currency
  transactions                           (1,094)     (340)   (3,434)      (731)
 Net change in unrealized appreciation
  (depreciation) on investments,
  forward foreign currency contracts
  and foreign currency transactions         (22)   (1,844)   (1,983)   (12,597)
 Net change in unrealized gains
  (losses) on translations of other
  assets and liabilities denominated in
  foreign currencies                         --        --        --         --
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                 1,657     1,973     2,767      4,165
-------------------------------------------------------------------------------
Distributions to Class A shareholders:
 Net investment income                   (2,658)   (3,949)   (8,506)   (16,445)
 Net realized gain on investment
 transactions                                --      (683)       --     (2,451)
-------------------------------------------------------------------------------
Total distributions to Class A
shareholders                             (2,658)   (4,632)   (8,506)   (18,896)
-------------------------------------------------------------------------------
Distributions to Class C shareholders:
 Net investment income                       --       (15)       --         --
 Net realized gain                           --       (56)       --         --
-------------------------------------------------------------------------------
Total distributions to Class C
shareholders                                 --       (71)       --         --
-------------------------------------------------------------------------------
Distributions to Class D shareholders:
 Net investment income                      (25)      (39)       (3)       (26)
 Net realized gain                           --       (17)       --        (10)
-------------------------------------------------------------------------------
Total distributions to Class D
shareholders                                (25)      (56)       (3)       (36)
-------------------------------------------------------------------------------
Class A share transactions:
 Proceeds from the sale of shares        22,517    51,108   129,945    177,463
 Reinvested distributions                 2,523     4,440     7,396     15,754
 Cost of shares redeemed                (21,095)  (13,432)  (93,709)  (177,094)
-------------------------------------------------------------------------------
Net increase in net assets resulting
from Class A share transactions           3,945    42,116    43,632     16,123
-------------------------------------------------------------------------------
Class C share transactions:
 Proceeds from the sale of shares            --        24        --         --
 Reinvested distributions                    --        71        --         --
 Cost of shares redeemed                     --    (4,023)       --         --
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from Class C share
transactions                                 --    (3,928)       --         --
-------------------------------------------------------------------------------
Class D share transactions:
 Proceeds from the sale of shares           334       273        --         74
 Reinvested distributions                    25        56         4         36
 Cost of shares redeemed                    (22)     (705)      (97)      (786)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from Class D share
transactions                                337      (376)      (93)      (676)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets     3,256    35,026    37,797        680
Net assets--beginning of year            88,509    53,483   184,503    183,823
-------------------------------------------------------------------------------
Net assets--end of period               $91,765   $88,509  $222,300   $184,503
-------------------------------------------------------------------------------
Undistributed net investment income
(loss)                                     $179       $89    $1,430     $1,755
-------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  Intermediate
      Bond          U.S. Treasury            Bond            International
   Portfolio       Index Portfolio        Portfolio         Bond Portfolio
-----------------  ----------------  ---------------------  ----------------
 2000      1999     2000     1999       2000       1999      2000     1999
-----------------------------------------------------------------------------
 $1,572    $4,027     $773   $1,211     $36,758    $56,833     $561   $1,384
   (283)   (1,913)    (158)     260     (21,357)    (6,632)  (2,523)    (198)
   (960)   (2,130)     181   (1,994)     (7,219)   (60,156)     525   (2,758)
     --        --       --       --          --         --       (5)     (47)
-----------------------------------------------------------------------------
    329       (16)     796     (523)      8,182     (9,955)  (1,442)  (1,619)
-----------------------------------------------------------------------------
 (1,509)   (3,986)    (764)  (1,149)    (33,652)   (50,728)      --   (1,730)
     --      (303)      --       --          --    (19,315)      --     (183)
-----------------------------------------------------------------------------
 (1,509)   (4,289)    (764)  (1,149)    (33,652)   (70,043)      --   (1,913)
-----------------------------------------------------------------------------
     --        --       (8)      (8)     (1,812)    (3,873)      --       --
     --        --       --       --          --     (1,966)      --       --
-----------------------------------------------------------------------------
     --        --       (8)      (8)     (1,812)    (5,839)      --       --
-----------------------------------------------------------------------------
     (1)       (2)      (4)     (27)        (25)      (104)      --       (2)
     --        --       --       --          --        (62)      --       (1)
-----------------------------------------------------------------------------
     (1)       (2)      (4)     (27)        (25)      (166)      --       (3)
-----------------------------------------------------------------------------
  6,624   105,418    8,468   10,912     225,726    442,399    3,122    2,237
  1,360     2,687      458      594      29,803     60,934       --    1,576
 (7,667)  (84,825)  (2,788)  (9,904)   (121,891)  (150,698)    (579)    (451)
-----------------------------------------------------------------------------
    317    23,280    6,138    1,602     133,638    352,635    2,543    3,362
-----------------------------------------------------------------------------
     --        --      667      385       5,818     23,198       --       --
     --        --        8        8       1,812      5,838       --       --
     --        --     (474)    (205)    (26,384)   (21,113)      --       --
-----------------------------------------------------------------------------
     --        --      201      188     (18,754)     7,923       --       --
-----------------------------------------------------------------------------
     --        --       59      165          69        163       --        5
      1         2        4       23          25        166       --        3
     --       (15)    (143)  (1,690)     (1,454)      (675)      --     (138)
-----------------------------------------------------------------------------
      1       (13)     (80)  (1,502)     (1,360)      (346)      --     (130)
-----------------------------------------------------------------------------
   (863)   18,960    6,279   (1,419)     86,217    274,209    1,101     (303)
 49,440    30,480   22,404   23,823     943,215    669,006   28,397   28,700
-----------------------------------------------------------------------------
$48,577   $49,440  $28,683  $22,404  $1,029,432   $943,215  $29,498  $28,397
-----------------------------------------------------------------------------
   $136       $74      $48      $51      $3,904     $2,635     $535     $(26)
-----------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited) and the Years Ended November
30,
U.S. Government Securities Portfolio

                                               Class A
                           ----------------------------------------------------
                            2000     1999     1998     1997     1996     1995
--------------------------------------------------------------------------------
Net asset value, begin-
 ning of period             $19.48   $20.27   $19.99   $20.07   $20.08   $19.05
Income from investment
 operations:
 Net investment income        0.55     0.99     1.17     1.21     1.02     1.05
 Net realized and
  unrealized gain (loss)     (0.23)   (0.51)    0.26    (0.07)   (0.01)    1.02
--------------------------------------------------------------------------------
Total income from invest-
 ment operations              0.32     0.48     1.43     1.14     1.01     2.07
--------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income       (0.54)   (0.98)   (1.15)   (1.22)   (1.02)   (1.04)
 Net realized gains             --    (0.29)      --       --       --       --
--------------------------------------------------------------------------------
Total distributions to
 shareholders                (0.54)   (1.27)   (1.15)   (1.22)   (1.02)   (1.04)
--------------------------------------------------------------------------------
Net increase (decrease)      (0.22)   (0.79)    0.28    (0.08)   (0.01)    1.03
--------------------------------------------------------------------------------
Net asset value, end of
 period                     $19.26   $19.48   $20.27   $19.99   $20.07   $20.08
--------------------------------------------------------------------------------
Total return (a)              1.64%    2.43%    7.36%    5.93%    5.15%   11.18%
Ratio to average net as-
 sets of (b):
 Expenses, net of waivers
  and reimbursements          0.36%    0.36%    0.36%    0.36%    0.36%    0.36%
 Expenses, before waivers
  and reimbursements          0.78%    0.77%    0.86%    0.85%    0.94%    1.09%
 Net investment income,
  net of waivers and re-
  imbursements                5.73%    5.14%    6.01%    5.86%    5.22%    5.43%
 Net investment income,
  before waivers and re-
  imbursements                5.31%    4.73%    5.51%    5.37%    4.64%    4.70%
Portfolio turnover rate      50.08%   50.70%  115.55%   95.73%  119.75%  141.14%
Net assets at end of pe-
 riod (in thousands)       $90,630  $87,699  $48,317  $43,073  $92,351  $56,329
--------------------------------------------------------------------------------

                                     Class C                                      Class D
                          ------------------------------------  -------------------------------------------------
                           1999      1998     1997    1996 (d)   2000    1999    1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period           $20.26    $19.98   $20.06    $20.13   $19.43  $20.22   $19.94  $20.03   $20.04   $19.05
Income from investment
 operations:
 Net investment income      0.03      1.12     1.14      0.91     0.51    0.93     1.08    1.16     0.96     0.96
 Net realized and
  unrealized gain (loss)    0.01      0.26    (0.04)    (0.12)   (0.23)  (0.53)    0.28   (0.10)   (0.03)    1.00
------------------------------------------------------------------------------------------------------------------
Total income from in-
 vestment operations        0.04      1.38     1.10      0.79     0.28    0.40     1.36    1.06     0.93     1.96
------------------------------------------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income     (0.08)    (1.10)   (1.18)    (0.86)   (0.50)  (0.90)   (1.08)  (1.15)   (0.94)   (0.97)
 Net realized gains        (0.29)       --       --        --       --   (0.29)      --      --       --       --
------------------------------------------------------------------------------------------------------------------
Total distributions to
 shareholders              (0.37)    (1.10)   (1.18)    (0.86)   (0.50)  (1.19)   (1.08)  (1.15)   (0.94)   (0.97)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)    (0.33)     0.28    (0.08)    (0.07)   (0.22)  (0.79)    0.28   (0.09)   (0.01)    0.99
------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $19.93(c) $20.26   $19.98    $20.06   $19.21  $19.43   $20.22  $19.94   $20.03   $20.04
------------------------------------------------------------------------------------------------------------------
Total return (a)                      7.10%    5.67%     4.05%    1.47%   1.95%    6.96%   5.52%    4.77%   10.66%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements              0.60%    0.60%     0.60%    0.75%   0.75%    0.75%   0.75%    0.75%    0.75%
 Expenses, before waiv-
  ers and reimbursements              1.10%    1.09%     1.18%    1.17%   1.16%    1.25%   1.24%    1.33%    1.48%
 Net investment income,
  net of waivers and
  reimbursements                      5.77%    5.63%     4.97%    5.34%   4.75%    5.55%   5.50%    4.83%    5.08%
 Net investment income,
  before waivers and
  reimbursements                      5.27%    5.14%     4.39%    4.92%   4.34%    5.05%   5.01%    4.25%    4.35%
Portfolio turnover rate             115.55%   95.73%   119.75%   50.08%  50.70%  115.55%  95.73%  119.75%  141.14%
Net assets at end of pe-
 riod (in thousands)                $3,942   $3,118    $3,535   $1,135    $810   $1,224    $312     $225      $67
------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Class C shares were fully redeemed as of February 10, 1999.
(d) For the period December 29, 1995 (Class C shares issue date) through November 30, 1996.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited) and the Year Ended November
30,
Short-Intermediate Bond Portfolio

                                                 Class A
                          ----------------------------------------------------------
                            2000      1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period             $18.50    $20.03    $20.36    $20.70    $20.73    $19.53
Income (loss) from in-
 vestment operations:
 Net investment income        0.75      1.79      1.84      1.46      1.14      1.02
 Net realized and
  unrealized gain (loss)     (0.47)    (1.36)    (0.36)    (0.29)    (0.01)     1.19
-------------------------------------------------------------------------------------
Total income from in-
 vestment operations          0.28      0.43      1.48      1.17      1.13      2.21
-------------------------------------------------------------------------------------
Distributions to share-
holders:
 Net investment income       (0.81)    (1.69)    (1.78)    (1.46)    (1.16)    (1.01)
 Net realized gain             --      (0.27)    (0.03)    (0.05)      --        --
-------------------------------------------------------------------------------------
Total distributions to
 shareholders                (0.81)    (1.96)    (1.81)    (1.51)    (1.16)    (1.01)
-------------------------------------------------------------------------------------
Net increase (decrease)      (0.53)    (1.53)    (0.33)    (0.34)    (0.03)     1.20
-------------------------------------------------------------------------------------
Net asset value, end of
 period                     $17.97    $18.50    $20.03    $20.36    $20.70    $20.73
-------------------------------------------------------------------------------------
Total return (a)              1.55%     2.25%     7.50%     5.95%     5.68%    11.58%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements      0.36%     0.36%     0.36%     0.36%     0.36%     0.36%
 Expenses, before waiv-
  ers and reimbursements      0.76%     0.76%     0.76%     0.81%     0.88%     0.91%
 Net investment income,
  net of waivers and re-
  imbursements                8.50%     9.35%     9.61%     7.68%     5.83%     5.14%
 Net investment income,
  before waivers and re-
  imbursements                8.10%     8.95%     9.21%     7.23%     5.31%     4.59%
Portfolio turnover rate      25.77%    88.29%    89.97%    48.49%    47.68%    54.68%
Net assets at end of pe-
 riod (in thousands)      $222,274  $184,382  $182,999  $201,457  $153,675  $158,678
-------------------------------------------------------------------------------------
                                                 Class D
                          ----------------------------------------------------------
                          2000 (c)  1999 (d)    1998      1997      1996      1995
-------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period           $  18.45  $  19.97  $  20.31  $  20.66  $  20.71  $  19.53
Income (loss) from in-
 vestment operations:
 Net investment income        0.72      1.79      1.78      1.43      1.07      0.94
 Net realized and
  unrealized gain (loss)     (0.48)    (1.43)    (0.40)    (0.34)    (0.02)     1.18
-------------------------------------------------------------------------------------
Total income from in-
 vestment operations          0.24      0.36      1.38      1.09      1.05      2.12
-------------------------------------------------------------------------------------
Distributions to share-
holders:
 Net investment income       (0.76)    (1.61)    (1.69)    (1.39)    (1.10)    (0.94)
 Net realized gain             --      (0.27)    (0.03)    (0.05)      --        --
-------------------------------------------------------------------------------------
Total distributions to
 shareholders                (0.76)    (1.88)    (1.72)    (1.44)    (1.10)    (0.94)
-------------------------------------------------------------------------------------
Net increase (decrease)      (0.52)    (1.52)    (0.34)    (0.35)    (0.05)     1.18
-------------------------------------------------------------------------------------
Net asset value, end of
 period                   $  17.93  $  18.45  $  19.97  $  20.31  $  20.66  $  20.71
-------------------------------------------------------------------------------------
Total return (a)              1.33%     1.84%     7.08%     5.54%     5.22%    11.09%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements      0.75%     0.75%     0.75%     0.75%     0.75%     0.75%
 Expenses, before waiv-
  ers and reimbursements      1.15%     1.15%     1.15%     1.20%     1.27%     1.30%
 Net investment income,
  net of waivers and re-
  imbursements                8.11%     8.96%     9.31%     7.48%     4.96%     4.85%
 Net investment income,
  before waivers and re-
  imbursements                7.71%     8.56%     8.91%     7.03%     4.44%     4.30%
Portfolio turnover rate      25.77%    88.29%    89.97%    48.49%    47.68%    54.68%
Net assets at end of pe-
 riod (in thousands)           $26      $121      $824      $891      $343       $13
-------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Financial highlights for the period ended May 31, 2000 were calculated using average shares outstanding method.
(d) Financial highlights for the year ended November 30, 1999 were calculated using average shares outstanding method.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited) and the Years Ended November
30,
Intermediate Bond Portfolio

                                                        Class A
                                            -----------------------------------
                                             2000     1999     1998    1997 (c)
-------------------------------------------------------------------------------
Net asset value, beginning of period         $18.98   $20.15   $19.89   $20.00
Income (loss) from investment operations:
 Net investment income                         0.61     1.10     1.19     0.38
 Net realized and unrealized gain (loss)      (0.48)   (1.05)    0.27    (0.15)
-------------------------------------------------------------------------------
Total income from investment operations        0.13     0.05     1.46     0.23
-------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income                        (0.58)   (1.10)   (1.20)   (0.34)
 Net realized gain                               --    (0.12)      --       --
-------------------------------------------------------------------------------
Total distributions to shareholders           (0.58)   (1.22)   (1.20)   (0.34)
-------------------------------------------------------------------------------
Net increase (decrease)                       (0.45)   (1.17)    0.26    (0.11)
-------------------------------------------------------------------------------
Net asset value, end of period               $18.53   $18.98   $20.15   $19.89
-------------------------------------------------------------------------------
Total return (a)                               0.71%    0.25%    7.55%    1.17%
Ratio to average net assets of (b):
 Expenses, net of waivers and reimburse-
  ments                                        0.36%    0.36%    0.36%    0.36%
 Expenses, before waivers and reimburse-
  ments                                        0.86%    0.80%    1.09%    2.28%
 Net investment income, net of waivers and
  reimbursements                               6.41%    5.65%    6.19%    5.87%
 Net investment income, before waivers and
  reimbursements                               5.91%    5.21%    5.46%    3.95%
Portfolio turnover rate                        9.54%  193.44%   93.40%   56.99%
Net assets at end of period (in thousands)  $48,551  $49,414  $30,439  $11,997
-------------------------------------------------------------------------------

                                                         Class D
                                                 --------------------------
                                                  2000    1999     1998 (d)
----------------------------------------------------------------------------
Net asset value, beginning of period             $18.95   $20.13    $20.46
Income (loss) from investment operations:
 Net investment income                             0.56     1.06      0.18
 Net realized and unrealized loss                 (0.46)   (1.10)    (0.32)
----------------------------------------------------------------------------
Total income (loss) from investment operations     0.10    (0.04)    (0.14)
----------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income                            (0.55)   (1.02)    (0.19)
 Net realized gain                                   --    (0.12)       --
----------------------------------------------------------------------------
Total distributions to shareholders               (0.55)   (1.14)    (0.19)
----------------------------------------------------------------------------
Net decrease                                      (0.45)   (1.18)    (0.33)
----------------------------------------------------------------------------
Net asset value, end of period                   $18.50   $18.95    $20.13
----------------------------------------------------------------------------
Total return (a)                                   0.54%   (0.21)%   (0.70)%
Ratio to average net assets of (b):
 Expenses, net of waivers and reimbursements       0.75%    0.75%     0.75%
 Expenses, before waivers and reimbursements       1.25%    1.19%     1.48%
 Net investment income, net of waivers and reim-
  bursements                                       6.02%    5.26%     5.69%
 Net investment income, before waivers and reim-
  bursements                                       5.52%    4.82%     4.96%
Portfolio turnover rate                            9.54%  193.44%    93.40%
Net assets at end of period (in thousands)          $26      $26       $41
----------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) For the period August 1, 1997 (commencement of operations) through November 30, 1997.
(d) For the period October 5, 1998 (Class D shares issue date) through November 30, 1998.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited) and the Years Ended November
30,
U.S. Treasury Index Portfolio

                                              Class A
                          -----------------------------------------------------
                           2000     1999      1998     1997     1996     1995
--------------------------------------------------------------------------------
Net asset value, begin-
 ning of period            $20.25   $21.77    $20.81   $20.60   $20.78   $18.77
Income (loss) from in-
 vestment operations:
 Net investment income       0.58     1.09      1.23     1.26     1.19     1.11
 Net realized and
  unrealized gain (loss)    (0.03)   (1.54)     0.97     0.20    (0.18)    2.01
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations       0.55    (0.45)     2.20     1.46     1.01     3.12
--------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income      (0.59)   (1.07)    (1.24)   (1.25)   (1.19)   (1.11)
--------------------------------------------------------------------------------
Total distributions to
 shareholders               (0.59)   (1.07)    (1.24)   (1.25)   (1.19)   (1.11)
--------------------------------------------------------------------------------
Net increase (decrease)     (0.04)   (1.52)     0.96     0.21    (0.18)    2.01
--------------------------------------------------------------------------------
Net asset value, end of
period                     $20.21   $20.25    $21.77   $20.81   $20.60   $20.78
--------------------------------------------------------------------------------
Total return (a)             2.78%   (2.10)%   10.92%    7.44%    5.10%   16.95%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements     0.26%    0.26%     0.26%    0.26%    0.26%    0.26%
 Expenses, before waiv-
  ers and reimbursements     0.77%    0.77%     0.77%    0.82%    1.04%    0.89%
 Net investment income,
  net of waivers and
  reimbursements             5.84%    5.24%     5.73%    6.36%    5.93%    5.09%
 Net investment income,
  before waivers and
  reimbursements             5.33%    4.73%     5.22%    5.80%    5.15%    4.46%
Portfolio turnover rate     22.34%   84.77%    69.84%   72.61%   42.49%   80.36%
Net assets at end of pe-
 riod (in thousands)      $28,189  $22,033   $22,085  $33,839  $26,273  $17,674
--------------------------------------------------------------------------------

                                 Class C                               Class D
                          -------------------------  -------------------------------------------------
                           2000    1999    1998 (c)  2000 (d) 1999(d)    1998    1997    1996    1995
-------------------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period           $20.25  $21.81    $22.28    $20.22  $21.74    $20.77  $20.57  $20.75  $18.77
Income (loss) from in-
 vestment operations:
 Net investment income      0.55    0.96      0.21      0.56    1.05      1.13    1.20    1.17    1.00
 Net realized and
  unrealized gain (loss)   (0.02)  (1.50)    (0.52)    (0.04)  (1.59)     1.00    0.18   (0.24)   2.03
-------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations      0.53   (0.54)    (0.31)     0.52   (0.54)     2.13    1.38    0.93    3.03
-------------------------------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income     (0.57)  (1.02)    (0.16)    (0.56)  (0.98)    (1.16)  (1.18)  (1.11)  (1.05)
-------------------------------------------------------------------------------------------------------
Total distributions to
 shareholders              (0.57)  (1.02)    (0.16)    (0.56)  (0.98)    (1.16)  (1.18)  (1.11)  (1.05)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)    (0.04)  (1.56)    (0.47)    (0.04)  (1.52)     0.97    0.20   (0.18)   1.98
-------------------------------------------------------------------------------------------------------
Net asset value, end of
period                    $20.21  $20.25    $21.81    $20.18  $20.22    $21.74  $20.77  $20.57  $20.75
-------------------------------------------------------------------------------------------------------
Total return (a)            2.67%  (2.49)%   (1.39)%    2.60%  (2.50)%   10.50%   7.03%   4.72%  16.43%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements    0.50%   0.50%     0.50%     0.65%   0.65%     0.65%   0.65%   0.65%   0.65%
 Expenses, before waiv-
  ers and reimbursements    1.01%   1.01%     1.01%     1.16%   1.16%     1.16%   1.21%   1.43%   1.28%
 Net investment income,
  net of waivers and
  reimbursements            5.60%   5.00%     5.22%     5.45%   4.85%     5.35%   6.07%   5.57%   5.41%
 Net investment income,
  before waivers and
  reimbursements            5.09%   4.49%     4.71%     4.94%   4.34%     4.84%   5.51%   4.79%   4.78%
Portfolio turnover rate    22.34%  84.77%    69.84%    22.34%  84.77%    69.84%  72.61%  42.49%  80.36%
Net assets at end of pe-
 riod (in thousands)        $398    $194       $17       $96    $177    $1,721  $1,707    $848    $286
-------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) For the period October 7, 1998 (Class C shares issue date) through November 30, 1998.
(d) Financial highlights for the periods ended November 30, 1999 and May 31, 2000 were calculated using average shares outstanding method.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited) and the Years Ended November
30,
Bond Portfolio

                                                 Class A
                          -----------------------------------------------------------
                            2000      1999       1998      1997      1996      1995
--------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period             $19.31    $21.61     $21.08    $20.77    $20.96    $18.29
Income from investment
 operations:
 Net investment income        0.69      1.35       1.47      1.34      1.29      1.17
 Net realized and
  unrealized gain (loss)     (0.53)    (1.63)      0.62      0.29     (0.19)     2.66
--------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        0.16     (0.28)      2.09      1.63      1.10      3.83
--------------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income       (0.68)    (1.34)     (1.44)    (1.32)    (1.26)    (1.14)
 Net realized gain             --      (0.68)     (0.12)      --        --        --
 Return of capital             --        --         --        --      (0.03)    (0.02)
--------------------------------------------------------------------------------------
Total distributions to
 shareholders                (0.68)    (2.02)     (1.56)    (1.32)    (1.29)    (1.16)
--------------------------------------------------------------------------------------
Net increase (decrease)      (0.52)    (2.30)      0.53      0.31     (0.19)     2.67
--------------------------------------------------------------------------------------
Net asset value, end of
 period                     $18.79    $19.31     $21.61    $21.08    $20.77    $20.96
--------------------------------------------------------------------------------------
Total return (a)              0.83%    (1.35)%    10.31%     8.17%     5.57%    21.55%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements      0.36%     0.36%      0.36%     0.36%     0.36%     0.36%
 Expenses, before waiv-
  ers and reimbursements      0.74%     0.74%      0.75%     0.77%     0.84%     0.84%
 Net investment income,
  net of waivers and re-
  imbursements                7.33%     6.95%      7.07%     6.66%     6.39%     5.94%
 Net investment income,
  before waivers and re-
  imbursements                6.95%     6.57%      6.68%     6.25%     5.91%     5.46%
Portfolio turnover rate      74.93%    72.61%     84.80%    76.30%   101.38%    74.19%
Net assets at end of pe-
 riod (in thousands)      $986,902  $879,161   $605,517  $460,514  $366,850  $286,301
--------------------------------------------------------------------------------------

                                                          Class C
                                      ----------------------------------------------------
                                      2000(c)   1999     1998     1997     1996    1995(d)
------------------------------------------------------------------------------------------
Net asset value, beginning of period   $19.30   $21.60   $21.07   $20.78   $20.96  $20.21
Income from invest-
 ment operations:
 Net investment in-
  come                                   0.67     1.32     1.42     1.29     1.25    0.47
 Net realized and
  unrealized gain
  (loss)                                (0.53)   (1.65)    0.62     0.28    (0.18)   0.74
------------------------------------------------------------------------------------------
Total income (loss)
 from investment
 operations                              0.14    (0.33)    2.04     1.57     1.07    1.21
------------------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment in-
  come                                  (0.66)   (1.29)   (1.39)   (1.28)   (1.22)  (0.45)
 Net realized gain                        --     (0.68)   (0.12)     --       --      --
 Return of capital                        --       --       --       --     (0.03)  (0.01)
------------------------------------------------------------------------------------------
Total distributions
 to shareholders                        (0.66)   (1.97)   (1.51)   (1.28)   (1.25)  (0.46)
------------------------------------------------------------------------------------------
Net increase (de-
 crease)                                (0.52)   (2.30)    0.53     0.29    (0.18)   0.75
------------------------------------------------------------------------------------------
Net asset value, end
 of period                             $18.78   $19.30   $21.60   $21.07   $20.78  $20.96
------------------------------------------------------------------------------------------
Total return (a)                         0.73%  (1.59)%   10.04%    7.88%    5.33%   6.08%
Ratio to average net
 assets of (b):
 Expenses, net of
  waivers and
  reimbursements                         0.60%    0.60%    0.60%    0.60%    0.60%   0.60%
 Expenses, before
  waivers and
  reimbursements                         0.98%    0.98%    0.99%    1.01%    1.08%   1.08%
 Net investment
  income, net of
  waivers and
  reimbursements                         7.09%    6.71%    6.83%    6.39%    6.09%   5.59%
 Net investment
  income, before
  waivers and
  reimbursements                         6.71%    6.33%    6.44%    5.98%    5.61%   5.11%
Portfolio turnover
 rate                                   74.93%   72.61%   84.80%   76.30%  101.38%  74.19%
Net assets at end of
 period (in
 thousands)                           $42,412  $62,557  $61,450  $50,554   $7,342  $3,704
------------------------------------------------------------------------------------------
                                                        Class D
                                      --------------------------------------------------
                                      2000(c)   1999     1998    1997    1996     1995
------------------------------------------------------------------------------------------
Net asset value, beginning of period  $19.28   $21.58   $21.05  $20.76   $20.94  $18.29
Income from invest-
 ment operations:
 Net investment in-
  come                                  0.66     1.31     1.38    1.24     1.22    1.08
 Net realized and
  unrealized gain
  (loss)                               (0.58)   (1.67)    0.63    0.30    (0.18)   2.66
------------------------------------------------------------------------------------------
Total income (loss)
 from investment
 operations                             0.08    (0.36)    2.01    1.54     1.04    3.74
------------------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment in-
  come                                 (0.59)   (1.26)   (1.36)  (1.25)   (1.19)  (1.09)
 Net realized gain                       --     (0.68)   (0.12)    --       --      --
 Return of capital                       --       --       --      --     (0.03)    --
------------------------------------------------------------------------------------------
Total distributions
 to shareholders                       (0.59)   (1.94)   (1.48)  (1.25)   (1.22)  (1.09)
------------------------------------------------------------------------------------------
Net increase (de-
 crease)                               (0.51)   (2.30)    0.53    0.29    (0.18)   2.65
------------------------------------------------------------------------------------------
Net asset value, end
 of period                            $18.77   $19.28   $21.58  $21.05   $20.76  $20.94
------------------------------------------------------------------------------------------
Total return (a)                        0.42%   (1.74)%   9.89%   7.74%    5.17%  21.06%
Ratio to average net
 assets of (b):
 Expenses, net of
  waivers and
  reimbursements                        0.75%    0.75%    0.75%   0.75%    0.75%   0.75%
 Expenses, before
  waivers and
  reimbursements                        1.13%    1.13%    1.14%   1.16%    1.23%   1.23%
 Net investment
  income, net of
  waivers and
  reimbursements                        6.94%    6.56%    6.70%   6.27%    5.99%   5.48%
 Net investment
  income, before
  waivers and
  reimbursements                        6.56%    6.18%    6.31%   5.86%    5.51%   5.00%
Portfolio turnover
 rate                                  74.93%   72.61%   84.80%  76.30%  101.38%  74.19%
Net assets at end of
 period (in
 thousands)                             $118   $1,497   $2,039    $601     $220    $120
------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Financial highlights for the period ended May 31, 2000 were calculated using the average shares outstanding method.
(d) For the period July 3, 1995 (Class C shares issue date) through November 30, 1995.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited) and the Years Ended November
30,
International Bond Portfolio

                                              Class A
                          -------------------------------------------------------
                           2000      1999      1998     1997      1996     1995
----------------------------------------------------------------------------------
Net asset value, begin-
 ning of period            $18.86    $21.35    $20.13   $22.16    $21.74   $19.93
Income (loss) from in-
 vestment operations:
 Net investment income       0.04      0.96      0.98     1.02      1.54     1.26
 Net realized and
  unrealized gain (loss)    (0.91)    (2.07)     1.33    (1.70)     0.43     2.28
----------------------------------------------------------------------------------
Total income (loss) from
 investment operations      (0.87)    (1.11)     2.31    (0.68)     1.97     3.54
----------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income
  (a)                         --      (1.24)    (0.79)   (1.01)    (1.55)   (1.73)
 Net realized gain            --      (0.14)    (0.30)   (0.34)      --       --
----------------------------------------------------------------------------------
Total distributions to
 shareholders                 --      (1.38)    (1.09)   (1.35)    (1.55)   (1.73)
----------------------------------------------------------------------------------
Net increase (decrease)     (0.87)    (2.49)     1.22    (2.03)     0.42     1.81
----------------------------------------------------------------------------------
Net asset value, end of
 period                    $17.99    $18.86    $21.35   $20.13    $22.16   $21.74
----------------------------------------------------------------------------------
Total return (b)            (4.61)%   (5.76)%   11.85%   (3.02)%    9.47%   18.20%
Ratio to average net as-
 sets of (c):
 Expenses, net of waiv-
  ers and reimbursements     0.96%     0.96%     0.96%    0.96%     0.96%    0.96%
 Expenses, before waiv-
  ers and reimbursements     1.43%     1.44%     1.52%    1.52%     1.58%    1.47%
 Net investment income,
  net of waivers and re-
  imbursements               3.73%     4.89%     5.27%    5.61%     5.91%    5.92%
 Net investment income,
  before waivers and re-
  imbursements               3.26%     4.41%     4.71%    5.05%     5.29%    5.41%
Portfolio turnover rate     68.93%    17.85%    23.76%   29.29%    33.89%   54.46%
Net assets at end of pe-
 riod (in thousands)      $29,498   $28,397   $28,568  $26,383   $34,183  $32,673
----------------------------------------------------------------------------------

                                                  Class D
                                    -------------------------------------------
                                     1999      1998    1997     1996   1995 (d)
--------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $21.26    $20.06  $22.14   $21.74   $22.17
Income (loss) from investment
 operations:
 Net investment income                0.29      0.93    0.97     1.37     0.02
 Net realized and unrealized
  gain (loss)                        (1.25)     1.29   (1.72)    0.51    (0.08)
--------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations                 (0.96)     2.22   (0.75)    1.88    (0.06)
--------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income (a)           (0.54)    (0.72)  (0.99)   (1.48)   (0.37)
 Net realized gain                   (0.14)    (0.30)  (0.34)     --       --
--------------------------------------------------------------------------------
Total distributions to share-
 holders                             (0.68)    (1.02)  (1.33)   (1.48)   (0.37)
--------------------------------------------------------------------------------
Net increase (decrease)              (1.64)     1.20   (2.08)    0.40    (0.43)
--------------------------------------------------------------------------------
Net asset value, end of period      $19.62(e) $21.26  $20.06   $22.14   $21.74
--------------------------------------------------------------------------------
Total return (b)                               11.43%  (3.38)%   9.04%   (0.30)%
Ratio to average net assets of
 (c):
 Expenses, net of waivers and
  reimbursements                                1.35%   1.35%    1.35%    1.35%
 Expenses, before waivers and
  reimbursements                                1.91%   1.91%    1.97%    1.86%
 Net investment income, net of
  waivers and reimbursements                    4.90%   5.36%    5.67%    3.26%
 Net investment income, before
  waivers and reimbursements                    4.34%   4.80%    5.05%    2.75%
Portfolio turnover rate                        23.76%  29.29%   33.89%   54.46%
Net assets at end of period
 (in thousands)                                 $132     $91      $52       $9
--------------------------------------------------------------------------------

(a) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(b) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.
(d) For the period November 20, 1995 (Class D shares issue date) through November 30, 1995.
(e) Class D shares were fully redeemed as of August 22, 1999. Financial highlights were calculated using the average shares outstanding method. At May 31, 2000, there were no outstanding shares.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


 Shares Description                              Value
-------------------------------------------------------
                               Balanced Portfolio
 COMMON STOCKS--54.3%
 Advertising--0.4%
  7,000 Lamar Advertising Co.*                  $   281
                                                -------
 Aerospace/Defense--0.5%
  9,500 Boeing Co.                                  371
                                                -------
 Auto Manufacturers--0.6%
  4,700 Ford Motor Co.                              228
  2,200 General Motors Corp.                        155
                                                -------
                                                    383
                                                -------
 Banks--2.3%
  5,400 Bank of America Corp.                       300
  4,700 Chase Manhattan Corp.                       351
  7,000 Fleet Boston Financial Corp.                265
  2,100 State Street Corp.                          234
  9,300 Wells Fargo Co.                             421
                                                -------
                                                  1,571
                                                -------
 Beverages--0.6%
  2,000 Anheuser-Busch Cos., Inc.                   155
  6,500 PepsiCo, Inc.                               264
                                                -------
                                                    419
                                                -------
 Biotechnology--0.3%
  1,800 Genentech, Inc.*                            193
                                                -------
 Building Materials--0.3%
  4,000 Martin Marietta Materials, Inc.             196
                                                -------
 Chemicals--0.8%
  7,200 du Pont (E.I.) de Nemours & Co.             353
  4,000 Praxair, Inc.                               168
                                                -------
                                                    521
                                                -------
 Commercial Services--0.6%
 12,300 Paychex, Inc.                               431
                                                -------
 Computers--6.0%
 21,500 Cisco Systems, Inc.*                      1,224
  2,500 Computer Sciences Corp.*                    240
  5,000 Electronic Data Systems Corp.               322
  3,000 EMC Corp.*                                  349
  3,300 Hewlett-Packard Co.                         396
  6,000 International Business Machines Corp.       643
  8,800 Oracle Corp.*                               633
  4,700 Sun Microsystems, Inc.*                     360
                                                -------
                                                  4,167
                                                -------
 Cosmetics/Personal Care--0.2%
  1,900 Procter & Gamble Co.                        126
                                                -------
 Distribution/Wholesale--0.2%
  4,000 Costco Wholesale Corp.*                     128
                                                -------


 Shares Description                           Value
----------------------------------------------------
 Diversified Financial Services--4.0%
  6,100 American Express Co.                 $   328
  7,200 Capital One Financial Corp.              340
 10,200 Citigroup, Inc.                          634
  5,600 Fannie Mae                               337
 10,500 MBNA Corp.                               293
  1,900 Merrill Lynch & Co.                      187
  5,200 Morgan Stanley Dean Witter & Co.         374
  3,300 Providian Financial Corp.                293
                                             -------
                                               2,786
                                             -------
 Electric--0.5%
  5,500 Duke Energy Corp.                        320
                                             -------
 Electronics--1.5%
  5,400 Linear Technology Corp.                  319
  3,500 Sanmina Corp.*                           223
 11,600 Solectron Corp.*                         384
  2,500 Vitesse Semiconductor Corp.*             127
                                             -------
                                               1,053
                                             -------
 Forest Products/Paper--0.4%
  5,000 Georgia-Pacific Corp.                    164
  4,000 International Paper Co.                  139
                                             -------
                                                 303
                                             -------
 Health Care--1.7%
  7,000 Guidant Corp.                            354
  4,100 Johnson & Johnson Co.                    367
  9,400 Medtronic, Inc.                          485
                                             -------
                                               1,206
                                             -------
 Insurance--1.3%
  4,100 American International Group, Inc.       462
  4,000 Hartford Life, Inc.                      201
  2,100 Marsh & McLennan Cos., Inc.              231
                                             -------
                                                 894
                                             -------
 Media--2.8%
  3,100 Clear Channel Communications*            232
  5,300 Comcast Corp., Class A                   201
  6,700 Disney (The Walt) Co.                    283
  3,900 Hispanic Broadcasting Corp.*             295
  6,000 Infinity Broadcasting Corp.*             190
  6,700 Time Warner, Inc.                        529
  2,000 Univision Communications, Inc.*          206
                                             -------
                                               1,936
                                             -------
 Metals-Diversified--0.6%
  7,000 Alcoa, Inc.                              409
                                             -------
 Miscellaneous Manufacturing--3.1%
 36,600 General Electric Co.                   1,926
  5,000 Tyco International Ltd.                  235
                                             -------
                                               2,161
                                             -------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                      Value
-----------------------------------------------
 Oil & Gas Producers--3.9%
  2,200 Chevron Corp.                   $   203
  8,600 Ensco International, Inc.           300
 11,800 EOG Resources, Inc.                 383
 12,500 Exxon Mobil Corp.                 1,041
  6,700 Royal Dutch Petroleum Co. ADR       418
  4,277 Transocean Sedco Forex, Inc.        210
  6,000 USX-Marathon Group, Inc.            163
                                        -------
                                          2,718
                                        -------
 Oil & Gas Services--1.0%
  3,000 BJ Services Co.*                    215
  6,600 Schlumberger Ltd. ADR               486
                                        -------
                                            701
                                        -------
 Pharmaceuticals--3.9%
  4,700 American Home Products Corp.        253
 11,500 Bristol-Myers Squibb Co.            633
  3,700 Lilly (Eli) & Co.                   282
  5,900 Merck & Co., Inc.                   440
  7,000 Pfizer, Inc.                        312
  9,200 Pharmacia Corp.                     478
  6,000 Schering-Plough Corp.               290
                                        -------
                                          2,688
                                        -------
 Pipelines--1.2%
  3,500 El Paso Energy Corp.                180
  7,400 Enron Corp.                         539
  3,000 Williams (The) Cos., Inc.           125
                                        -------
                                            844
                                        -------
 Retail--3.4%
  5,000 Circuit City Stores                 249
 13,500 Home Depot, Inc.                    659
  7,200 Kohl's Corp.*                       373
 12,400 Walgreen Co.                        352
 13,300 Wal-Mart Stores, Inc.               766
                                        -------
                                          2,399
                                        -------
 Semiconductors--4.0%
  2,200 Altera Corp.*                       189
  5,400 Applied Materials, Inc.*            451
 10,900 Intel Corp.                       1,359
  4,700 National Semiconductor Corp.*       253
  7,600 Texas Instruments, Inc.             549
                                        -------
                                          2,801
                                        -------
 Software--2.0%
  3,700 America Online, Inc.*               196
  7,900 Fiserv, Inc.*                       369
  7,800 Microsoft Corp.*                    488
  1,100 Siebel Systems, Inc.*               129
  1,900 Yahoo, Inc.*                        215
                                        -------
                                          1,397
                                        -------

  Shares/
 Principal
  Amount   Description                                                   Value
-------------------------------------------------------------------------------
 Telecommunication Equipment--2.9%
  3,500    Alcatel ADR                                                  $   191
  2,700    Corning, Inc.                                                    522
  1,800    Motorola, Inc.                                                   169
 10,600    Nortel Networks Corp.                                            576
  2,000    QUALCOMM, Inc.*                                                  133
  3,000    Tellabs, Inc.*                                                   195
  5,500    Williams Communications Group*                                   202
                                                                        -------
                                                                          1,988
                                                                        -------
 Telecommunications--2.2%
 10,300    Crown Castle International Corp.*                                270
  4,500    Gemstar International Group Ltd.*                                191
  3,500    Hughes Electronics Corp.                                         345
  3,000    Nextel Communications, Inc.*                                     278
  8,400    Pinnacle Holdings, Inc.*                                         412
                                                                        -------
                                                                          1,496
                                                                        -------
 Telephone--1.1%
  5,100    Bell Atlantic Corp.                                              270
  3,500    BellSouth Corp.                                                  163
  8,850    MCI WorldCom, Inc.*                                              333
                                                                        -------
                                                                            766
-------------------------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $27,033)                                      37,653
-------------------------------------------------------------------------------
 PREFERRED STOCK--1.1%
  (Cost $1,000)
 Agency--1.1%
  1,000    Home Ownership Funding Corp.* (/1/)                              780
-------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--2.8%
 Automotive--1.8%
           Carmax Auto Owner Trust, Series 1999-1, Class A3
 $  500    6.76% Due 8/15/03                                                495
           Chevy Chase Auto Receivables Trust, Series 1997-4, Class A
    274    6.25% Due 6/15/04                                                271
           Distribution Financial Services Trust, Series 1999-3,
           Class A4
    500    6.65% Due 3/15/11                                                490
                                                                        -------
                                                                          1,256
                                                                        -------
 Equipment Leasing--0.8%
           IKON Receivables LLC, Series 1999-2, Class A3A
    610    6.59% Due 8/15/03                                                600
                                                                        -------
 Home Equity Loans--0.2%
           IMC Excess Cashflow Securities Trust, Series 1997-A, Class
           A
    306    7.41% Due 11/26/28 (/1/)                                         122
-------------------------------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES (Cost $2,167)                              1,978
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)

 Principal
  Amount   Description                                                  Value
------------------------------------------------------------------------------
                         Balanced Portfolio--Continued
 COLLATERALIZED MORTGAGE
  OBLIGATIONS--3.8%
           Commercial Mortgage Asset Trust, Series 1999-C1, Class A3
 $  300    6.64% Due 9/17/10                                           $   275
           Credit Suisse First Boston Mortgage Securities Corp.,
           Series 1998-C2, Class A1
    356    5.96% Due 12/15/07                                              334
           Donaldson, Lufkin & Jenrette Mortgage Acceptance Corp.,
           Series 1994-Q8, Class 2-A1
    110    7.25% Due 5/25/24                                               115
           First Union-Lehman Brothers-Bank of America Commercial
           Mortgage Trust, Series 1998-C2, Class A2
    510    6.56% Due 11/18/08                                              472
           General Motors Acceptance Corp. Commercial Mortgage
           Securities, Inc., Series 1999-C3, Class A1B
    135    7.27% Due 8/15/09                                               129
           Heller Financial Commercial Mortgage Asset, Series 2000-
           PH1, Class A2
    250    7.75% Due 11/15/09                                              247
           Lehman Brothers Commercial Conduit Mortgage Trust, Series
           1999-C1, Class A2
    680    6.78% Due 4/15/09                                               633
           Lehman Brothers-UBS Commercial Mortgage Trust, Series
           2000-C3, Class A2
    210    7.95% Due 1/15/10                                               211
           Mortgage Capital Funding, Inc. Commercial Mortgage Backed
           Security, Series 1998-MC1, Class A2
    260    6.66% Due 1/18/08                                               242
------------------------------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,818)                 2,658
------------------------------------------------------------------------------
 CORPORATE BONDS--9.8%
 Auto Manufacturers--0.6%
           Daimler Chrysler NA Holding
    415    6.90% Due 9/1/04                                                400
                                                                       -------
 Computer Services--0.6%
           Electronic Data Systems Corp.
    460    6.85% Due 10/15/04                                              448
                                                                       -------
 Environmental Services--0.8%
           Waste Management, Inc.
    630    7.10% Due 8/1/26, Putable 8/01/03                               581
                                                                       -------

 Principal
  Amount   Description                             Value
---------------------------------------------------------
 Diversified Financial Services--5.0%
           American General Finance
 $  220    7.45% Due 1/15/05                      $   215
           Bank One Corp.
    795    6.40% Due 8/1/02                           775
           Bunge Trade Ltd.(/1/)
    330    9.25% Due 5/1/02                           327
           Diageo Capital PLC
    385    6.625% Due 6/24/04                         370
           Ford Motor Credit Co.
    800    6.00% Due 1/14/03                          765
           Textron Financial Corp.
    500    7.125% Due 12/9/04                         486
           Transamerica Finance
    550    7.25% Due 8/15/02                          543
                                                  -------
                                                    3,481
                                                  -------
 Insurance--0.8%
           Conseco, Inc.
    125    8.75% Due 2/9/04                            81
           Lumbermen's Mutual Casualty Co.(/1/)
    460    9.15% Due 7/1/26                           390
     90    8.45% Due 12/1/97                           71
                                                  -------
                                                      542
                                                  -------
 Oil & Gas Producers--0.4%
           Phillips Petroleum
    275    8.50% Due 5/25/05                          278
                                                  -------
 Telecommunications--0.9%
           MCI Worldcom, Inc.
    325    6.125% Due 8/15/01                         320
           Sprint Capital Corp.
    290    6.50% Due 11/15/01                         285
                                                  -------
                                                      605
                                                  -------
 Transportation Services--0.7%
           Norfolk Southern Corp.
    500    6.95% Due 5/01/02                          490
---------------------------------------------------------
 TOTAL CORPORATE  BONDS (Cost $7,200)               6,825
---------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--9.3%
 Fannie Mae--5.4%
  2,905    5.625% Due 5/14/04                       2,728
  1,155    5.25% Due 1/15/09                          989
                                                  -------
                                                    3,717
                                                  -------
 Fannie Mae REMIC Trust--3.2%
           Pool #440700
  1,189    6.00% Due 11/1/28                        1,068
           Pool #452421
  1,309    6.00% Due 12/1/28                        1,176
                                                  -------
                                                    2,244
                                                  -------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Principal
  Amount   Description                                               Value
---------------------------------------------------------------------------
 Freddie Mac REMIC Trust--0.7%
           Pool #C18079
 $  528    6.00% Due 11/1/28                                        $   475
---------------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $6,891)                                                       6,436
---------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--12.6%
 U.S. Treasury Notes
    775    7.75% Due 2/15/01                                            780
  4,275    6.625% Due 7/31/01                                         4,268
    170    5.25% Due 8/15/03                                            163
  1,300    5.75% Due 8/15/03                                          1,265
  2,165    7.50% Due 2/15/05                                          2,240
---------------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $8,880)                                                       8,716
---------------------------------------------------------------------------
 FLOATING RATE BANK NOTES--0.9%
           Lloyds Bank PLC
    520    6.31% Due 6/15/00                                            430
           National Westminster Bank
    225    7.00% Due 8/31/00                                            176
---------------------------------------------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $671)                                                           606
---------------------------------------------------------------------------
 SHORT-TERM INVESTMENT--4.6%
  (Cost $3,225)
           Sun Trust Bank, Atlanta, Grand Cayman, Eurodollar Time
           Deposit
  3,225    6.813% Due 6/1/00                                          3,225
---------------------------------------------------------------------------
 TOTAL INVESTMENTS--99.2%
  (Cost $59,885)                                                    $68,877
---------------------------------------------------------------------------
 Other assets, less liabilities--0.8%                                   564
---------------------------------------------------------------------------
 NET ASSETS--100.0%                                                 $69,441
---------------------------------------------------------------------------
---------------------------------------------------------------------------

*Non-income producing security.

(/1/) At May 31, 2000, the Portfolio owned restricted securities valued at approximately $1,690 (2.4% of net assets), with an aggregate cost basis of $2,267. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Board of Trustees.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


  Shares   Description                          Value
--------------------------------------------------------
                             Equity Index Portfolio
 COMMON STOCKS--98.0%
 Advertising--0.2%
    29,600 Interpublic Group Cos., Inc.       $    1,271
    18,700 Omnicom Group, Inc.                     1,570
     7,400 Young & Rubicam, Inc.                     353
                                              ----------
                                                   3,194
                                              ----------
 Aerospace/Defense--0.8%
    91,700 Boeing (The) Co.                        3,582
    21,200 General Dynamics Corp.                  1,252
    11,600 Goodrich (B.F.) Co.                       412
    41,808 Lockheed Martin Corp.                   1,024
     7,300 Northrop Grumman Corp.                    559
    35,700 Raytheon Co., Class B                     837
    50,200 United Technologies Corp.               3,034
                                              ----------
                                                  10,700
                                              ----------
 Airlines--0.2%
    15,600 AMR Corp.                                 445
    13,600 Delta Air Lines, Inc.                     700
    53,312 Southwest Airlines Co.                  1,023
     7,500 U.S. Airways Group, Inc.*                 319
                                              ----------
                                                   2,487
                                              ----------
 Apparel--0.2%
     6,200 Liz Claiborne, Inc.                       244
    29,100 NIKE, Inc., Class B                     1,248
     5,900 Reebok International Ltd.*                 82
     3,500 Russell Corp.                              78
    12,500 VF Corp.                                  359
                                              ----------
                                                   2,011
                                              ----------
 Auto Manufacturers--0.8%
   127,600 Ford Motor Co.                          6,197
    58,500 General Motors Corp.                    4,132
     6,720 Navistar International Corp.*             216
     8,320 PACCAR, Inc.                              348
                                              ----------
                                                  10,893
                                              ----------
 Auto Parts/Equipment--0.2%
     8,000 Cooper Tire & Rubber Co.                   97
    17,384 Dana Corp.                                449
    59,698 Delphi Automotive Systems               1,078
    16,500 Goodyear Tire & Rubber (The) Co.          410
    12,800 TRW, Inc.                                 621
                                              ----------
                                                   2,655
                                              ----------
 Banks--4.9%
    41,300 AmSouth Bancorp                           746
   180,286 Bank of America Corp.                  10,017
    77,800 Bank of New York Co., Inc.              3,652
   121,142 Bank One Corp.                          4,005


  Shares   Description                          Value
--------------------------------------------------------
    36,700 BB&T Corp.                         $    1,076
    87,092 Chase Manhattan Corp.                   6,505
    16,500 Comerica, Inc.                            835
    32,575 Fifth Third Bancorp                     2,215
   104,256 First Union Corp.                       3,669
   103,538 Firstar Corp.                           2,647
    96,690 Fleet Boston Financial Corp.            3,656
    24,125 Huntington Bancshares, Inc.               467
    47,200 KeyCorp                                   991
    53,700 Mellon Financial Corp.                  2,071
    65,100 National City Corp.                     1,302
    13,300 Old Kent Financial Corp.                  442
    31,000 PNC Financial Services Group            1,562
    23,100 Regions Financial Corp.                   523
    17,700 SouthTrust Corp.                          479
    16,900 State Street Corp.                      1,884
    18,500 Summit Bancorp                            531
    33,800 SunTrust Banks, Inc.                    2,020
    29,500 Synovus Financial Corp.                   590
    79,517 U.S. Bancorp                            2,067
    14,900 Union Planters Corp.                      466
    21,400 Wachovia Corp.                          1,479
   174,360 Wells Fargo & Co.                       7,890
                                              ----------
                                                  63,787
                                              ----------
 Beverages--1.9%
    49,100 Anheuser-Busch Cos., Inc.               3,805
     7,200 Brown-Forman Corp., Class B               418
   260,800 Coca-Cola (The) Co.                    13,920
    44,900 Coca-Cola Enterprises                     769
     3,900 Coors (Adolph) Co., Class B               219
   153,700 PepsiCo, Inc.                           6,254
                                              ----------
                                                  25,385
                                              ----------
 Biotechnology--0.6%
   107,900 Amgen, Inc.*                            6,865
    15,900 Biogen, Inc.*                             866
                                              ----------
                                                   7,731
                                              ----------
 Building Materials--0.1%
     4,200 Armstrong World Industries, Inc.           72
    47,200 Masco Corp.                               929
     5,800 Owens Corning Corp.                        90
    10,600 Vulcan Materials Co.                      496
                                              ----------
                                                   1,587
                                              ----------
 Chemicals--1.1%
    24,200 Air Products & Chemicals, Inc.            838
     7,500 Ashland, Inc.                             262
    23,200 Dow Chemical Co.                        2,484
   110,258 du Pont (E.I.) de Nemours & Co.         5,403
     8,275 Eastman Chemical Co.                      377
    13,287 Engelhard Corp.                           232
     6,100 Great Lakes Chemical Corp.                169

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


  Shares   Description                                     Value
-------------------------------------------------------------------
    11,200 Hercules, Inc.                                $      186
    18,400 PPG Industries, Inc.                                 912
    16,800 Praxair, Inc.                                        706
    23,126 Rohm & Haas Co.                                      789
    17,500 Sherwin-Williams Co.                                 407
    10,700 Sigma-Aldrich Corp.                                  357
    14,100 Union Carbide Corp.                                  771
     7,600 W.R. Grace & Co.*                                     95
                                                         ----------
                                                             13,988
                                                         ----------
 Commercial Services--0.4%
    74,511 Cendant Corp.*                                       987
     7,800 Deluxe Corp.                                         193
    13,400 Donnelley (R.R.) & Sons Co.                          331
    17,000 Dun & Bradstreet (The) Corp.                         523
    13,700 Ecolab, Inc.                                         524
    14,900 Equifax, Inc.                                        413
    10,400 H & R Block, Inc.                                    321
    29,710 McKesson HBOC, Inc.                                  488
    39,150 Paychex, Inc.                                      1,370
    12,100 Quintiles Transnational Corp.*                       178
                                                         ----------
                                                              5,328
                                                         ----------
 Computers--12.3%
    36,200 3Com Corp.*                                        1,514
    11,000 Adaptec, Inc.*                                       216
    17,100 Apple Computer, Inc.*                              1,436
    19,200 Cabletron Systems, Inc.*                             440
    15,300 Ceridian Corp.*                                      369
   722,500 Cisco Systems, Inc.*                              41,137
   178,857 Compaq Computer Corp.                              4,695
    17,700 Computer Sciences Corp.*                           1,698
   270,900 Dell Computer Corp.*                              11,682
    49,700 Electronic Data Systems Corp.                      3,196
   107,431 EMC Corp.*                                        12,496
    33,400 Gateway, Inc.*                                     1,653
   106,100 Hewlett-Packard Co.                               12,745
   190,400 International Business Machines Corp.             20,432
    13,500 Lexmark International Group, Inc., Class A*          942
    10,200 NCR Corp.*                                           430
    32,200 Network Appliance, Inc.*                           2,079
   297,900 Oracle Corp.*                                     21,412
     6,200 Sapient Corp.*                                       620
    22,800 Seagate Technology, Inc.*                          1,322
    19,500 Silicon Graphics, Inc.*                              129
   166,700 Sun Microsystems, Inc.*                           12,773
    32,800 Unisys Corp.*                                        890
    41,100 VERITAS Software Corp.*                            4,788
                                                         ----------
                                                            159,094
                                                         ----------
 Cosmetics/Personal Care--1.6%
     5,900 Alberto-Culver Co., Class B                          155
    25,600 Avon Products, Inc.                                1,058


  Shares   Description                                  Value
----------------------------------------------------------------
    61,500 Colgate-Palmolive Co.                      $    3,236
   113,300 Gillette Co.                                    3,781
    11,100 International Flavors & Fragrances, Inc.          377
    58,684 Kimberly-Clark Corp.                            3,550
   138,900 Procter & Gamble Co.                            9,237
                                                      ----------
                                                          21,394
                                                      ----------
 Distribution/Wholesale--0.1%
    46,906 Costco Wholesale Corp.*                         1,498
    18,775 Genuine Parts Co.                                 448
                                                      ----------
                                                           1,946
                                                      ----------
 Diversified Financial Services--5.5%
   141,900 American Express Co.                            7,636
    76,914 Associates First Capital Corp., Class A         2,110
    12,003 Bear Stearns Cos., Inc.                           473
    20,800 Capital One Financial Corp.                       983
   356,080 Citigroup, Inc.                                22,144
    12,000 Countrywide Credit Industries, Inc.               369
   108,200 Fannie Mae                                      6,506
    26,300 Franklin Resources, Inc.                          789
    73,400 Freddie Mac                                     3,266
    49,599 Household International, Inc.                   2,331
    12,700 Lehman Brothers Holdings, Inc.                    980
    84,630 MBNA Corp.                                      2,359
   120,298 Morgan Stanley Dean Witter & Co.                8,654
    39,100 Merrill Lynch & Co., Inc.                       3,856
    18,300 Morgan (J.P.) & Co., Inc.                       2,356
    15,100 Paine Webber Group, Inc.                          679
    12,600 Price (T. Rowe) Associates                        481
    15,000 Providian Financial Corp.                       1,334
   129,825 Schwab (Charles) Corp.                          3,732
    16,800 SLM Holding Corp.                                 566
                                                      ----------
                                                          71,604
                                                      ----------
 Electric--1.9%
    21,800 AES Corp.                                       1,902
    14,500 Ameren Corp.                                      532
    20,500 American Electric Power Co.                       729
    16,900 Carolina Power & Light Co.                        581
    22,500 Central & South West Corp.                        468
    16,810 Cinergy Corp.                                     448
    12,200 CMS Energy Corp.                                  278
    23,300 Consolidated Edison, Inc.                         760
    15,800 Constellation Energy Group, Inc.                  542
    25,180 Dominion Resources, Inc.                        1,152
    15,300 DTE Energy Co.                                    529
    38,643 Duke Energy Corp.                               2,251
    36,700 Edison International                              784
    26,100 Entergy Corp.                                     757
    24,600 FirstEnergy Corp.                                 618
    10,400 Florida Progress Corp.                            516
    18,900 FPL Group, Inc.                                   936
    13,000 GPU, Inc.                                         367

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


  Shares   Description                                Value
--------------------------------------------------------------
                       Equity Index Portfolio--Continued
 Electric--Continued
    20,675 Molex, Inc.                              $    1,009
    12,200 New Century Energies, Inc.                      410
    18,700 Niagara Mohawk Holdings, Inc.*                  275
    16,300 Northern States Power Co.                       361
    19,600 PECO Energy Co.                                 861
    40,500 PG&E Corp.                                    1,050
     8,900 Pinnacle West Capital Corp.                     318
    15,200 PPL Corp.                                       359
    23,100 Public Service Enterprise Group, Inc.           860
    31,218 Reliant Energy, Inc.                            890
    71,100 Southern Co.                                  1,844
    29,212 TXU Corp.                                     1,044
    23,000 Unicom Corp.                                    959
                                                    ----------
                                                        24,390
                                                    ----------
 Electrical Components/Equipment--0.3%
    45,500 Emerson Electric Co.                          2,685
                                                    ----------
 Electronics--0.7%
     9,000 Johnson Controls, Inc.                          512
    32,900 Linear Technology Corp.                       1,943
    29,300 Maxim Integrated Products, Inc.*              1,859
     4,800 Millipore Corp.                                 347
    11,825 Parker Hannifin Corp.                           493
    21,800 PE Corp.-PE Biosystems Group                  1,210
     5,000 Perkin-Elmer Corp.                              263
    62,600 Solectron Corp.*                              2,070
     5,000 Tektronix, Inc.                                 268
    16,700 Thermo Electron Corp.*                          310
     6,100 Thomas & Betts Corp.                            173
                                                    ----------
                                                         9,448
                                                    ----------
 Engineering/Construction--0.0%
     8,000 Fluor Corp.                                     260
                                                    ----------
 Entertainment--0.1%
    13,600 Harrah's Entertainment, Inc.*                   269
    20,400 Mirage Resorts, Inc.*                           427
                                                    ----------
                                                           696
                                                    ----------
 Environmental Control--0.1%
    19,900 Allied Waste Industries, Inc.*                  203
    65,385 Waste Management, Inc.                        1,332
                                                    ----------
                                                         1,535
                                                    ----------
 Food--2.0%
    44,780 Albertson's, Inc.                             1,640
    64,078 Archer-Daniels-Midland Co.                      765
    29,500 Bestfoods                                     1,903
    45,000 Campbell Soup Co.                             1,395
    52,000 ConAgra, Inc.                                 1,199
    31,800 General Mills, Inc.                           1,262
     4,100 Great Atlantic & Pacific Tea Co., Inc.           75


  Shares   Description                      Value
----------------------------------------------------
    37,500 Heinz (H.J.) Co.               $    1,470
    14,600 Hershey Foods Corp.                   757
    42,800 Kellogg Co.                         1,300
    88,100 Kroger Co.*                         1,751
    34,400 Nabisco Group Holdings Corp.          750
    14,100 Quaker Oats Co.                     1,037
    31,900 Ralston-Ralston Purina Group          592
    53,700 Safeway, Inc.*                      2,477
    96,000 Sara Lee Corp.                      1,728
    14,700 SUPERVALU, Inc.                       306
    34,800 Sysco Corp.                         1,459
    60,325 Unilever N.V.                       3,065
    15,400 Winn-Dixie Stores, Inc.               244
    12,200 Wrigley (W.M.) Jr. Co.                977
                                          ----------
                                              26,152
                                          ----------
 Forest Products & Paper--0.5%
     6,000 Boise Cascade Corp.                   175
    10,200 Champion International Corp.          745
    22,800 Fort James Corp.                      516
    18,100 Georgia-Pacific Corp.                 593
    43,744 International Paper Co.             1,523
    11,200 Louisiana-Pacific Corp.               126
    10,800 Mead Corp.                            333
     3,100 Potlatch Corp.                        117
     5,900 Temple-Inland, Inc.                   293
    10,550 Westvaco Corp.                        318
    24,800 Weyerhaeuser Co.                    1,231
    11,800 Willamette Industries, Inc.           384
                                          ----------
                                               6,354
                                          ----------
 Gas--0.1%
     2,900 Eastern Enterprises                   179
     5,000 NICOR, Inc.                           183
     3,300 ONEOK, Inc.                            96
     3,800 Peoples Energy Corp.                  129
    21,540 Sempra Energy                         405
                                          ----------
                                                 992
                                          ----------
 Hand/Machine Tools--0.1%
     9,200 Black & Decker Corp.                  336
     9,900 Grainger (W.W.), Inc.                 395
     3,900 Milacron, Inc.                         62
     6,200 Snap-On, Inc.                         159
     9,400 Stanley Works (The)                   253
                                          ----------
                                               1,205
                                          ----------
 Health Care--2.5%
    13,900 Allergan, Inc.                        955
     5,400 Bard (C.R.), Inc.                     246
     6,100 Bausch & Lomb, Inc.                   424
    30,700 Baxter International, Inc.          2,041
    26,600 Becton, Dickinson & Co.               776
    11,900 Biomet, Inc.                          429

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


  Shares   Description                                 Value
---------------------------------------------------------------
    43,800 Boston Scientific Corp.*                  $    1,122
    32,500 Guidant Corp.                                  1,645
    59,495 HCA-The Healthcare Corp.                       1,606
    40,800 HEALTHSOUTH Corp.*                               263
    17,700 Humana, Inc.*                                    100
   146,900 Johnson & Johnson                             13,148
     7,200 Mallinckrodt, Inc.                               208
    10,850 Manor Care, Inc.*                                 77
   126,100 Medtronic, Inc.                                6,510
     8,900 St. Jude Medical, Inc.*                          320
    32,900 Tenet Healthcare Corp.*                          843
    17,900 United Health Group, Inc.                      1,335
     6,700 Wellpoint Health Networks, Class A*              487
                                                     ----------
                                                         32,535
                                                     ----------
 Home Builders--0.0%
     6,300 Centex Corp.                                     131
     5,000 Kaufman & Broad Home Corp.                        87
     4,600 Pulte Corp.                                      102
                                                     ----------
                                                            320
                                                     ----------
 Home Furnishings--0.1%
    20,700 Leggett & Platt, Inc.                            415
     8,900 Maytag Corp.                                     291
     7,900 Whirlpool Corp.                                  448
                                                     ----------
                                                          1,154
                                                     ----------
 Household Products/Wares--0.2%
     6,800 American Greetings Corp., Class A                127
    11,900 Avery Dennison Corp.                             729
    25,000 Clorox Co.                                       991
    17,300 Fortune Brands, Inc.                             461
     6,100 Tupperware Corp.                                 135
                                                     ----------
                                                          2,443
                                                     ----------
 Housewares--0.1%
    29,802 Newell Rubbermaid, Inc.                          782
                                                     ----------
 Insurance--3.1%
    15,057 Aetna, Inc.                                    1,005
    28,100 AFLAC, Inc.                                    1,452
    85,030 Allstate Corp.                                 2,253
    26,070 American General Corp.                         1,670
   163,531 American International Group, Inc.            18,407
    27,100 Aon Corp.                                        952
    18,600 Chubb (The) Corp.                              1,302
    17,800 CIGNA Corp.                                    1,581
    17,300 Cincinnati Financial Corp.                       694
    34,563 Conseco, Inc.                                    216
    23,400 Hartford Financial Services Group, Inc.        1,384
    11,037 Jefferson-Pilot Corp.                            757
    20,600 Lincoln National Corp.                           798
    11,200 Loews Corp.                                      738
    28,150 Marsh & McLennan Cos., Inc.                    3,098
    10,500 MBIA, Inc.                                       607


  Shares   Description                             Value
-----------------------------------------------------------
    11,200 MGIC Investment Corp.                 $      555
     7,700 Progressive Corp.                            723
    13,700 SAFECO Corp.                                 337
    24,044 St. Paul Cos., Inc                           902
    13,900 Torchmark Corp.                              378
    25,321 UnumProvident Corp.                          574
                                                 ----------
                                                     40,383
                                                 ----------
 Iron/Steel--0.1%
     9,913 Allegheny Technologies, Inc.                 224
    13,800 Bethlehem Steel Corp.*                        53
     9,200 Nucor Corp.                                  358
     9,300 USX-U.S. Steel Group, Inc.                   210
                                                 ----------
                                                        845
                                                 ----------
 Leisure Time--0.3%
     9,700 Brunswick Corp.                              187
    65,129 Carnival Corp., Class A                    1,767
    32,000 Harley-Davidson, Inc.                      1,192
    13,640 Sabre Holdings Corp.                         392
                                                 ----------
                                                      3,538
                                                 ----------
 Lodging--0.1%
    38,900 Hilton Hotels Corp.                          331
    26,300 Marriott International, Inc.                 953
                                                 ----------
                                                      1,284
                                                 ----------
 Machinery-Construction/Mining--0.1%
    37,500 Caterpillar, Inc.                          1,434
                                                 ----------
 Machinery-Diversified--0.3%
     2,400 Briggs & Stratton Corp.                       96
     4,400 Cummins Engine Co., Inc.                     143
    24,700 Deere & Co.                                1,027
    21,500 Dover Corp.                                1,000
    17,250 Ingersoll-Rand Co.                           786
     6,300 McDermott International, Inc.                 63
       900 NACCO Industries, Inc., Class A               34
    20,000 Rockwell International Corp.                 820
                                                 ----------
                                                      3,969
                                                 ----------
 Media--3.8%
    35,700 Clear Channel Communications, Inc.*        2,673
    97,800 Comcast Corp., Class A                     3,704
   218,600 Disney (The Walt) Co.                      9,222
     9,500 Dow Jones & Co., Inc.                        646
    29,400 Gannett Co., Inc.                          1,904
     7,500 Harcourt General, Inc.                       296
     8,900 Knight-Ridder, Inc.                          472
    20,700 McGraw-Hill Cos., Inc.                     1,065
    64,600 MediaOne Group, Inc.*                      4,316
     5,400 Meredith Corp.                               164
    18,100 New York Times Co., Class A                  695
    45,800 Seagram Co. Ltd.                           2,184
   135,900 Time Warner, Inc.                         10,728
     6,300 Times Mirror Co., Class A                    608

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


  Shares   Description                                        Value
----------------------------------------------------------------------
                       Equity Index Portfolio--Continued
 Media--Continued
    25,100 Tribune Co.                                      $      966
   160,931 Viacom, Inc., Class B*                                9,978
                                                            ----------
                                                                49,621
                                                            ----------
 Metal Fabricate/Hardware--0.0%
     6,500 Timken (The) Co.                                        123
     9,375 Worthington Industries, Inc.                            114
                                                            ----------
                                                                   237
                                                            ----------
 Metals-Diversified--0.3%
    23,100 Alcan Aluminium Ltd.                                    758
    46,002 Alcoa, Inc.                                           2,688
    17,300 Freeport-McMoRan Copper & Gold, Inc., Class B*          159
    20,300 Inco Ltd.*                                              330
     8,542 Phelps Dodge Corp.                                      383
                                                            ----------
                                                                 4,318
                                                            ----------
 Mining--0.1%
    41,600 Barrick Gold Corp.                                      751
    27,500 Homestake Mining Co.                                    186
    17,697 Newmont Mining Corp.                                    408
    34,400 Placer Dome, Inc.                                       284
                                                            ----------
                                                                 1,629
                                                            ----------
 Miscellaneous Manufacturing--6.0%
     9,900 Cooper Industries, Inc.                                 332
     7,000 Crane Co.                                               185
    15,000 Danaher Corp.                                           723
    33,300 Eastman Kodak Co.                                     1,990
     7,800 Eaton Corp.                                             566
     3,200 FMC Corp.*                                              194
 1,039,500 General Electric Co.                                 54,704
    83,587 Honeywell International, Inc.                         4,571
    31,700 Illinois Tool Works, Inc.                             1,841
     9,300 ITT Industries, Inc.                                    321
    42,100 Minnesota Mining & Manufacturing Co.                  3,610
     4,300 National Service Industries, Inc.                        94
    13,066 Pall Corp.                                              274
     4,700 Polaroid Corp.                                           90
    15,700 Textron, Inc.                                           985
   178,536 Tyco International Ltd.                               8,402
                                                            ----------
                                                                78,882
                                                            ----------
 Office/Business Equipment--0.2%
    28,000 Pitney Bowes, Inc.                                    1,218
    70,100 Xerox Corp.                                           1,901
                                                            ----------
                                                                 3,119
                                                            ----------
 Oil & Gas Producers--5.2%
     9,600 Amerada Hess Corp.                                      637
    13,500 Anadarko Petroleum Corp.                                716
    12,000 Apache Corp.                                            730


  Shares   Description                             Value
-----------------------------------------------------------
    22,952 Burlington Resources, Inc.            $    1,050
    69,300 Chevron Corp.                              6,406
    22,600 Coastal Corp.                              1,387
    66,131 Conoco, Inc., Class B                      1,885
   364,682 Exxon/Mobil Corp.                         30,383
    10,113 Kerr-McGee Corp.                             604
    38,800 Occidental Petroleum Corp.                   919
    26,700 Phillips Petroleum Co.                     1,529
     9,800 Rowan Cos., Inc.*                            304
   226,400 Royal Dutch Petroleum Co. ADR             14,136
     9,500 Sunoco, Inc.                                 307
    58,400 Texaco, Inc.                               3,354
    15,200 Tosco Corp.                                  466
    22,109 Transocean Sedco Forex, Inc.               1,087
    26,576 Union Pacific Resources Group, Inc.          630
    25,600 Unocal Corp.                                 984
    32,800 USX-Marathon Group, Inc.                     892
                                                 ----------
                                                     68,406
                                                 ----------
 Oil & Gas Services--0.6%
    34,740 Baker Hughes, Inc.                         1,259
    46,600 Halliburton Co.                            2,377
    58,100 Schlumberger Ltd. ADR                      4,274
                                                 ----------
                                                      7,910
                                                 ----------
 Packing/Containers--0.1%
     3,200 Ball Corp.                                    95
     5,500 Bemis Co.                                    189
    13,700 Crown Cork & Seal Co., Inc.                  235
    15,900 Owens-Illinois, Inc.*                        179
    18,100 Pactiv Corp.*                                162
     8,806 Sealed Air Corp.*                            493
                                                 ----------
                                                      1,353
                                                 ----------
 Pharmaceuticals--7.6%
   162,300 Abbott Laboratories                        6,603
    10,800 ALZA Corp.*                                  549
   137,900 American Home Products Corp.               7,429
   209,500 Bristol-Myers Squibb Co.                  11,535
    29,750 Cardinal Health, Inc.                      1,930
   115,196 Lilly (Eli) & Co.                          8,769
   246,800 Merck & Co., Inc.                         18,417
   408,800 Pfizer, Inc.                              18,217
   132,177 Pharmacia & Upjohn, Inc.                   6,865
   155,100 Schering-Plough Corp.                      7,503
    90,700 Warner-Lambert Co.                        11,077
    10,100 Watson Pharmaceutical, Inc.*                 446
                                                 ----------
                                                     99,340
                                                 ----------
 Pipelines--0.7%
     8,600 Columbia Energy Group                        556
    24,100 EL Paso Energy Corp.                       1,241
    75,600 Enron Corp.                                5,509
    45,900 Williams (The) Cos., Inc.                  1,908
                                                 ----------
                                                      9,214
                                                 ----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


  Shares   Description                            Value
----------------------------------------------------------
 Retail--5.6%
    14,600 Autozone, Inc.*                      $      409
    14,800 Bed Bath & Beyond, Inc.*                    545
    21,600 Best Buy Co., Inc.*                       1,382
    21,500 Circuit City Stores, Inc.                 1,071
    11,700 Consolidated Stores Corp.*                  152
    41,400 CVS Corp.                                 1,801
    13,500 Darden Restaurants, Inc.                    232
    11,100 Dillards, Inc., Class A                     166
    34,938 Dollar General                              611
    22,200 Federated Department Stores, Inc.*          855
    89,875 Gap (The), Inc.                           3,151
   243,150 Home Depot (The), Inc.                   11,869
    15,800 IKON Office Solutions, Inc.                  79
    51,400 Kmart Corp.*                                437
    34,400 Kohl's Corp.*                             1,780
    45,400 Limited (The), Inc.                       1,095
     4,200 Longs Drug Stores, Inc.                      85
    40,400 Lowe's Cos., Inc.*                        1,881
    35,100 MAY Department Stores Co.                 1,055
   143,000 McDonald's Corp.                          5,121
    14,200 Nordstrom, Inc.                             357
    34,800 Office Depot, Inc.*                         246
    27,500 Penney (J.C.) Co., Inc.                     498
    20,400 RadioShack Corp.                            866
    27,300 Rite Aid Corp.                              189
    39,900 Sears, Roebuck & Co.                      1,474
    49,600 Staples, Inc.*                              732
    46,300 Target Corp.                              2,902
    32,700 TJX Cos., Inc.                              707
    25,300 Toys "R" Us, Inc.*                          398
    15,930 Tricon Global Restaurants*                  467
   106,300 Walgreen Co.                              3,016
   470,300 Wal-Mart Stores, Inc.                    27,101
    12,600 Wendy's International, Inc.                 246
                                                ----------
                                                    72,976
                                                ----------
 Savings & Loans--0.2%
    17,100 Golden West Financial Corp.                 714
    60,961 Washington Mutual, Inc.                   1,753
                                                ----------
                                                     2,467
                                                ----------
 Semiconductors--6.3%
    15,500 Advanced Micro Devices, Inc.*             1,262
    21,100 Altera Corp.*                             1,812
    36,900 Analog Devices, Inc.                      2,841
    80,800 Applied Materials, Inc.*                  6,747
    22,700 Conexant Systems, Inc.                      854
   352,800 Intel Corp.                              43,990
    19,400 KLA-Tencor Corp.*                           962
    31,400 LSI Logic Corp.*                          1,654
    57,000 Micron Technology, Inc.*                  3,986
    18,100 National Semiconductor Corp.*               973
    18,100 Teradyne, Inc.*                           1,557


  Shares   Description                                 Value
---------------------------------------------------------------
   171,800 TXU Corp.                                 $   12,413
    33,900 Xilinx, Inc.*                                  2,581
                                                     ----------
                                                         81,632
                                                     ----------
 Software--5.4%
    12,500 Adobe Systems, Inc.                            1,407
   240,900 America Online, Inc.*                         12,768
     6,500 Autodesk, Inc.                                   242
    66,600 Automatic Data Processing, Inc.                3,659
    25,800 BMC Software, Inc.*                            1,135
    18,900 Citrix Systems, Inc.*                            995
    62,101 Computer Associates International, Inc.        3,198
    38,100 Compuware Corp.*                                 388
    44,300 First Data Corp.                               2,484
    32,500 IMS Health, Inc.                                 536
   549,600 Microsoft Corp.*                              34,384
    34,500 Novell, Inc.*                                    287
    29,000 Parametric Technology Corp.*                     308
    28,300 Peoplesoft, Inc.*                                391
     2,800 Shared Medical Systems Corp.                     203
    20,300 Siebel Systems, Inc.*                          2,375
    55,600 Yahoo! Inc.*                                   6,286
                                                     ----------
                                                         71,046
                                                     ----------
 Telecommunication Equipment--4.7%
    31,700 ADC Telecommunications, Inc.*                  2,130
     8,530 Andrew Corp.                                     300
    16,100 Comverse Technology, Inc.*                     1,471
    29,100 Corning, Inc.                                  5,629
   336,576 Lucent Technologies, Inc.                     19,311
    74,872 Motorola, Inc.                                 7,019
   304,840 Nortel Networks Corp.                         16,557
    77,900 QUALCOMM, Inc.*                                5,171
    16,700 Scientific-Atlanta, Inc.                         941
    42,500 Tellabs, Inc.*                                 2,760
                                                     ----------
                                                         61,289
                                                     ----------
 Telecommunications--0.8%
    82,305 Global Crossing Ltd.*                          2,063
    38,500 Nextel Communications, Inc., Class A*          3,566
    91,000 Sprint Corp. (PCS Group)*                      5,051
                                                     ----------
                                                         10,680
                                                     ----------
 Telephone--5.8%
    33,200 ALLTEL Corp.                                   2,172
   337,455 AT&T Corp.                                    11,705
   163,960 Bell Atlantic Corp.                            8,669
   198,800 BellSouth Corp.                                9,281
    14,700 CenturyTel, Inc.                                 397
   102,600 GTE Corp.                                      6,489
   360,278 SBC Communications, Inc.                      15,740
    92,000 Sprint Corp. (FON Group)*                      5,566
    53,332 U.S. West, Inc.                                3,840
   299,755 MCI WorldCom, Inc.*                           11,278
                                                     ----------
                                                         75,137
                                                     ----------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)

 Shares /
 Principal
 Amount      Description                                           Value
---------------------------------------------------------------------------
                       Equity Index Portfolio--Continued
 Textiles--0.0%
      1,900  Springs Industries, Inc.                            $       90
                                                                 ----------
 Tobacco--0.5%
    249,900  Philip Morris Cos., Inc.                                 6,529
     18,100  UST, Inc.                                                  301
                                                                 ----------
                                                                      6,830
                                                                 ----------
 Toys/Games/Hobbies--0.1%
     18,512  Hasbro, Inc.                                               303
     44,445  Mattel, Inc.                                               603
                                                                 ----------
                                                                        906
                                                                 ----------
 Transportation--0.4%
     48,295  Burlington Northern Santa Fe Corp.                       1,141
     23,100  CSX Corp.                                                  502
     30,620  FedEx Corp.*                                             1,083
     11,700  Kansas City Southern Industries                            787
     40,300  Norfolk Southern Corp.                                     718
     26,200  Union Pacific Corp.                                      1,109
                                                                 ----------
                                                                      5,340
                                                                 ----------
 Trucking/Leasing--0.0%
      6,300  Ryder System, Inc.                                         121
---------------------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $850,575)                              1,278,731
---------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS--1.9%
             Sun Trust Bank, Atlanta, Grand Cayman, Eurodollar
             Time Deposit
 $    19,798   6.813%, Due 6/1/00                                    19,798
             U.S. Treasury Bill, #
       4,500   4.68%, Due 6/22/00                                     4,485
---------------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS (Cost $24,283)                         24,283
---------------------------------------------------------------------------
 TOTAL INVESTMENTS--99.9%
  (Cost $874,858)                                                $1,303,014
---------------------------------------------------------------------------
 Other assets, less liabilities--0.1%                                 1,400
---------------------------------------------------------------------------
 NET ASSETS--100.0%                                              $1,304,414
---------------------------------------------------------------------------
---------------------------------------------------------------------------

OPEN FUTURES CONTRACTS:

            Number of       Notional       Contract        Contract        Unrealized
 Type       Contracts        Amount        Position       Expiration          Loss
-------------------------------------------------------------------------------------
S&P 500        70           $24,889          Long         June, 2000         $(104)
-------------------------------------------------------------------------------------

*Non-income producing security.
#Security pledged to cover margin requirements for open future contracts.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                              Value
---------------------------------------------------------
                          Diversified Growth Portfolio
 COMMON STOCKS--98.7%
 Advertising--0.6%
  19,600 Lamar Advertising Co.*                  $    787
                                                 --------
 Aerospace & Defense--0.7%
  23,300 Boeing (The) Co.                             910
                                                 --------
 Auto Manufacturers--1.0%
  14,100 Ford Motor Co.                               685
   7,100 General Motors Corp.                         501
                                                 --------
                                                    1,186
                                                 --------
 Banks--4.2%
  18,100 Bank of America Corp.                      1,006
  15,400 Chase Manhattan Corp.                      1,150
  23,500 Fleet Boston Financial Corp.                 889
   7,000 State Street Corp.                           780
  31,400 Wells Fargo & Co.                          1,421
                                                 --------
                                                    5,246
                                                 --------
 Beverages--1.1%
   7,100 Anheuser-Busch Cos., Inc.                    550
  21,800 PepsiCo, Inc.                                887
                                                 --------
                                                    1,437
                                                 --------
 Biotechnology--0.5%
   6,000 Genentech, Inc.*                             644
                                                 --------
 Building Materials--0.6%
  15,400 Martin Marietta Materials, Inc.              754
                                                 --------
 Chemicals--1.2%
  19,300 du Pont (E.I.) de Nemours & Co.              946
  13,500 Praxair, Inc.                                567
                                                 --------
                                                    1,513
                                                 --------
 Commercial Services--1.1%
  39,000 Paychex, Inc.                              1,365
                                                 --------
 Computers--11.1%
  72,400 Cisco Systems, Inc.*                       4,122
   7,900 Computer Sciences Corp.*                     758
  15,800 Electronic Data Systems Corp.              1,016
  10,700 EMC Corp.*                                 1,245
  10,700 Hewlett-Packard Co.                        1,285
  19,900 International Business Machines Corp.      2,135
  29,300 Oracle Corp.*                              2,106
  16,000 Sun Microsystems, Inc.*                    1,226
                                                 --------
                                                   13,893
                                                 --------
 Cosmetics & Personal Care--0.3%
   6,400 Procter & Gamble Co.                         426
                                                 --------
 Distribution/Wholesale--0.3%
  11,900 Costco Wholesale Corp.                       380
                                                 --------


 Shares  Description                            Value
-------------------------------------------------------
 Diversified Financial Services--7.0%
  20,300 American Express Co.                  $  1,092
  23,100 Capital One Financial Corp.              1,091
  32,700 Citigroup, Inc.                          2,033
  15,300 Fannie Mae                                 920
  35,500 MBNA Corp.                                 990
   6,300 Merrill Lynch & Co., Inc.                  621
  16,500 Morgan Stanley Dean Witter & Co.         1,187
  10,300 Providian Financial Corp.                  916
                                               --------
                                                  8,850
                                               --------
 Electric--1.0%
  22,400 Duke Energy Corp.                        1,305
                                               --------
 Electronics--2.7%
  18,200 Linear Technology Corp.                  1,075
  11,000 Sanmina Corp.*                             700
  37,500 Solectron Corp.*                         1,240
   7,900 Vitesse Semiconductor Corp.*               400
                                               --------
                                                  3,415
                                               --------
 Food--0.9%
  30,422 Keebler Foods Co.                        1,103
                                               --------
 Forest Products & Paper--0.9%
  16,400 Georgia-Pacific Group                      537
  16,100 International Paper Co.                    561
                                               --------
                                                  1,098
                                               --------
 Health Care--3.2%
  22,500 Guidant Corp.                            1,139
  13,700 Johnson & Johnson                        1,226
  32,900 Medtronic, Inc.                          1,698
                                               --------
                                                  4,063
                                               --------
 Insurance--2.3%
  12,850 American International Group, Inc.       1,446
  12,700 Hartford Life, Inc.                        637
   6,800 Marsh & McLennan Cos., Inc.                748
                                               --------
                                                  2,831
                                               --------
 Media--4.9%
   8,400 Clear Channel Communications, Inc.*        629
  15,800 Comcast Corp., Class A                     598
  22,100 Disney (The Walt) Co.                      932
  12,000 Hispanic Broadcasting Corp.*               909
  19,000 Infinity Broadcasting Corp.*               601
  22,600 Time Warner, Inc.                        1,784
   6,300 Univision Communications, Inc.*            649
                                               --------
                                                  6,102
                                               --------
 Metals-Diversified--1.0%
  20,800 Alcoa, Inc.                              1,216
                                               --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


 Shares  Description                      Value
-----------------------------------------------------------
                    Diversified Growth Portfolio--Continued
 Miscellaneous Manufacturing--5.1%
 107,700 General Electric Co.            $  5,668
  17,000 Tyco International Ltd.              800
                                         --------
                                            6,468
                                         --------
 Oil & Gas Producers--7.1%
   7,600 Chevron Corp.                        703
  28,100 Ensco International, Inc.            982
  37,900 EOG Resources, Inc.                1,232
  39,800 Exxon Mobil Corp.                  3,316
  22,500 Royal Dutch Petroleum Co. ADR      1,405
  14,850 Transocean Sedco Forex, Inc.         730
  21,800 USX-Marathon Group, Inc.             592
                                         --------
                                            8,960
                                         --------
 Oil & Gas Services--1.7%
   9,300 BJ Services Co.*                     666
  20,000 Schlumberger Ltd. ADR              1,471
                                         --------
                                            2,137
                                         --------
 Pharmaceuticals--6.9%
  15,400 American Home Products Corp.         830
  36,300 Bristol-Myers Squibb Co.           1,999
  11,950 Lilly (Eli) & Co.                    910
  17,700 Merck & Co., Inc.                  1,321
  25,300 Pfizer, Inc.                       1,127
  28,600 Pharmacia Corp.                    1,485
  21,700 Schering-Plough Corp.              1,050
                                         --------
                                            8,722
                                         --------
 Pipelines--2.0%
  10,000 El Paso Energy Corp.                 515
  22,400 Enron Corp.                        1,633
   9,700 Williams Cos., Inc.                  403
                                         --------
                                            2,551
                                         --------
 Retail--6.7%
  16,400 Circuit City Stores                  817
  49,700 Home Depot (The), Inc.             2,426
  27,800 Kohl's Corp.*                      1,439
  41,200 Walgreen Co.                       1,169
  44,600 Wal-Mart Stores, Inc.              2,570
                                         --------
                                            8,421
                                         --------
 Semiconductors--7.4%
   7,200 Altera Corp.*                        618
  18,300 Applied Materials, Inc.*           1,528
  36,200 Intel Corp.                        4,514
  15,100 National Semiconductor Corp.*        811
  24,800 Texas Instruments, Inc.            1,792
                                         --------
                                            9,263
                                         --------

  Shares/
 Principal
  Amount   Description                                              Value
---------------------------------------------------------------------------
 Software--4.0%
  11,500   America Online, Inc.*                                   $    609
  38,400   Fiserv, Inc.*                                              1,795
  24,400   Microsoft Corp.*                                           1,527
   3,500   Siebel Systems, Inc.*                                        410
   6,200   Yahoo!, Inc.*                                                701
                                                                   --------
                                                                      5,042
                                                                   --------
 Telecommunication Equipment--4.8%
  12,500   Alcatel ADR                                                  682
   6,800   Corning, Inc.                                              1,315
   6,300   Motorola, Inc.                                               591
  33,000   Nortel Networks Corp.                                      1,792
   7,100   QUALCOMM, Inc.*                                              471
  10,000   Tellabs, Inc.*                                               649
  15,800   Williams Communication Group*                                580
                                                                   --------
                                                                      6,080
                                                                   --------
 Telecommunications--3.8%
  33,100   Crown Castle International Group*                            867
  14,900   Gemstar International Group Ltd.*                            632
  11,000   Hughes Electronics Corp.                                   1,083
   8,300   Nextel Communications, Inc.*                                 769
  27,400   Pinnacle Holdings, Inc.*                                   1,343
                                                                   --------
                                                                      4,694
                                                                   --------
 Telephone--2.6%
  16,600   Bell Atlantic Corp.                                          878
  28,400   BellSouth Corp.                                            1,326
  27,400   MCI WorldCom, Inc.*                                        1,031
                                                                   --------
                                                                      3,235
---------------------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $88,740)                                 124,097
---------------------------------------------------------------------------
 SHORT-TERM INVESTMENT--0.9%
  (Cost $1,191)
           SunTrust Bank, Atlanta, Grand Cayman, Eurodollar Time
           Deposit
 $ 1,191   6.813%, Due 6/1/00                                         1,191
---------------------------------------------------------------------------
 TOTAL INVESTMENTS--99.6%
  (Cost $89,931)                                                   $125,288
---------------------------------------------------------------------------
 Other assets, less liabilities--0.4%                                   473
---------------------------------------------------------------------------
 NET ASSETS--100.0%                                                $125,761
---------------------------------------------------------------------------
---------------------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                                Value
-----------------------------------------------------------
                            Focused Growth Portfolio
 COMMON STOCKS--100.0%
 Auto Parts & Equipment--0.4%
  50,000 Delphi Automotive Systems                 $    903
                                                   --------
 Banks--1.5%
  45,000 Fleet Boston Financial Corp.                 1,702
  40,000 Wells Fargo Co.                              1,810
                                                   --------
                                                      3,512
                                                   --------
 Beverages--0.8%
  50,000 PepsiCo, Inc.                                2,034
                                                   --------
 Biotechnology--0.9%
  20,426 Genentech, Inc.*                             2,193
                                                   --------
 Chemicals--0.4%
  25,000 Praxair, Inc.                                1,050
                                                   --------
 Commercial Services--0.4%
  30,000 Paychex, Inc.                                1,050
                                                   --------
 Computers--8.7%
  10,000 Check Point Software Technologies Ltd.*      1,879
  90,000 Cisco Systems, Inc.*                         5,125
  25,000 EMC Corp.                                    2,908
  17,500 Hewlett-Packard Co.                          2,102
  20,000 Network Appliance, Inc.*                     1,291
  29,000 Oracle Corp.*                                2,084
  35,000 Sun Microsystems, Inc.*                      2,682
  22,500 VERITAS Software Corp.*                      2,621
                                                   --------
                                                     20,692
                                                   --------
 Diversified Financial Services--7.2%
  33,900 American Express Co.                         1,824
  60,000 Capital One Financial Corp.                  2,835
  30,000 Citigroup, Inc.                              1,866
  40,000 Freddie Mac                                  1,780
  95,350 MBNA Corp.                                   2,658
  40,000 Morgan Stanley Dean Witter & Co.             2,877
  37,500 Providian Financial Corp.                    3,335
                                                   --------
                                                     17,175
                                                   --------
 Electronics--5.9%
  24,180 Agilent Technologies, Inc.*                  1,780
  25,000 AVX Corp.                                    1,433
  40,000 Integrated Device Technology, Inc.*          1,898
  25,000 Kemet Corp.*                                 1,680
  50,000 Sanmina Corp.*                               3,181
  33,658 Symbol Technologies, Inc.                    1,483
  30,000 Vitesse Semiconductor Corp.*                 1,519
  12,500 Waters Corp.*                                1,181
                                                   --------
                                                     14,155
                                                   --------
 Food--1.8%
  65,000 Kroger Co.                                   1,292
  65,000 Nabisco Holdings Corp.                       3,002
                                                   --------
                                                      4,294
                                                   --------


 Shares  Description                             Value
--------------------------------------------------------
 Health Care--2.9%
  40,000 Allergan, Inc.                         $  2,748
  25,000 Guidant Corp.                             1,266
  55,000 Medtronic, Inc.                           2,839
                                                --------
                                                   6,853
                                                --------
 Insurance--3.4%
  25,000 AFLAC, Inc.                               1,292
  36,500 American International Group, Inc.        4,108
  25,000 Marsh & McLennan Cos., Inc.               2,752
                                                --------
                                                   8,152
                                                --------
 Media--6.3%
  30,000 AT&T--Liberty Media Group*                1,329
  25,000 Cablevision Systems Corp., Class A*       1,566
  30,000 Clear Channel Communications*             2,246
  50,000 Comcast Corp., Class A                    1,894
  47,500 Disney (The Walt) Co.                     2,004
  18,000 Hispanic Broadcasting Corp.*              1,363
 100,000 Infinity Broadcasting Corp.*              3,163
  80,000 USA Networks, Inc.*                       1,515
                                                --------
                                                  15,080
                                                --------
 Metals-Diversified--1.0%
  40,000 Alcoa, Inc.                               2,337
                                                --------
 Miscellaneous Manufacturing--4.7%
 135,000 General Electric Co.                      7,104
  15,000 Minnesota Mining & Manufacturing Co.      1,286
  60,000 Tyco International Ltd.                   2,824
                                                --------
                                                  11,214
                                                --------
 Oil & Gas Producers--5.1%
  30,000 Apache Corp.                              1,826
  60,000 Burlington Resources, Inc.                2,745
  90,000 EOG Resources, Inc.                       2,925
  36,550 Exxon Mobil Corp.                         3,045
  35,900 Transocean Sedco Forex, Inc.              1,766
                                                --------
                                                  12,307
                                                --------
 Oil & Gas Services--4.9%
  30,000 BJ Services Co.*                          2,149
  20,000 Grant Prideco, Inc.*                        465
  30,000 Halliburton Co.                           1,530
  50,000 Schlumberger Ltd. ADR                     3,678
  30,000 Smith International, Inc.                 2,372
  35,000 Weatherford International, Inc.*          1,507
                                                --------
                                                  11,701
                                                --------
 Packaging & Containers--0.5%
 105,126 Packaging Corp. of America*               1,209
                                                --------
 Pharmaceuticals--4.7%
  30,000 American Home Products Corp.              1,616
  25,000 Cardinal Health, Inc.                     1,622
  30,000 Merck & Co., Inc.                         2,239

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


 Shares  Description                       Value
---------------------------------------------------------
                      Focused Growth Portfolio--Continued
 Pharmaceuticals--Continued
  75,000 Pfizer, Inc.                     $  3,342
  50,000 Schering-Plough Corp.               2,419
                                          --------
                                            11,238
                                          --------
 Pipelines--1.8%
  60,000 Enron Corp.                         4,373
                                          --------
 Retail--7.8%
  40,000 Circuit City Stores, Inc.           1,993
  50,000 Home Depot, Inc.                    2,440
  90,000 Kohl's Corp.*                       4,658
  25,000 RadioShack Corp.*                   1,061
  29,350 Target Corp.                        1,840
  81,000 Walgreen Co.                        2,298
  75,000 Wal-Mart Stores, Inc.               4,322
                                          --------
                                            18,612
                                          --------
 Semiconductors--8.3%
  25,000 Altera Corp.*                       2,147
  40,000 Analog Devices, Inc.*               3,080
  26,000 Applied Materials, Inc.*            2,171
  25,000 Cypress Semiconductor Corp.*        1,052
  40,000 LSI Logic Corp.*                    2,108
  20,000 National Semiconductor Corp.*       1,075
  45,000 Novellus Systems, Inc.*             2,168
  30,000 Teradyne, Inc.*                     2,580
  50,000 Texas Instruments, Inc.             3,612
                                          --------
                                            19,993
                                          --------
 Software--4.2%
  30,000 Electronic Arts, Inc.*              1,916
  15,000 i2 Technologies, Inc.*              1,596
  50,000 Microsoft Corp.*                    3,128
  30,000 Tibco Software, Inc.*               1,669
  15,000 Yahoo!, Inc.*                       1,696
                                          --------
                                            10,005
                                          --------
 Telecommunication Equipment--11.6%
  25,000 ADC Telecommunications, Inc.*       1,679
  30,000 Comverse Technology, Inc.*          2,741
  15,000 Corning, Inc.                       2,902
  25,500 JDS Uniphase Corp.*                 2,244
  25,000 Motorola, Inc.                      2,344
  30,000 Nextel Communications, Inc.*        2,779
  30,000 Nokia oyj ADR                       1,560
  50,000 Nortel Networks Corp.               2,716
  60,000 Scientific-Atlanta, Inc.            3,382
 100,000 Spectrasite Holdings, Inc.*         1,694
  25,000 Tellabs, Inc.*                      1,623
  54,000 Williams Communications Group*      1,981
                                          --------
                                            27,645
                                          --------

  Shares/
 Principal
  Amount   Description                              Value
------------------------------------------------------------
 Telecommunications--4.4%
  50,000   Amdocs Ltd.*                            $  3,097
  25,000   Gemstar International Group Ltd.*          1,061
  15,000   Hughes Electronics Corp.                   1,477
  75,000   McLeodUSA, Inc.*                           1,500
  25,000   Pinnacle Holdings, Inc.*                   1,225
  30,000   Vodafone AirTouch PLC ADR                  1,374
  20,000   Western Wireless*                            956
                                                   --------
                                                     10,690
------------------------------------------------------------
 Telephone--0.4%
  20,000   Telefonos de Mexico SA                       974
------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $171,942)                239,441
------------------------------------------------------------
 SHORT-TERM INVESTMENT--1.7%
  (Cost $4,134)
           SunTrust Bank, Atlanta, Grand Cayman,
           Eurodollar Time Deposit
 $ 4,134   6.813%, Due 6/1/00                         4,134
------------------------------------------------------------
 TOTAL INVESTMENTS--101.7%
  (Cost $176,076)                                  $243,575
------------------------------------------------------------
 Liabilities, less other assets--(1.7)%              (4,116)
------------------------------------------------------------
 NET ASSETS--100.0%                                $239,459
------------------------------------------------------------
------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


  Shares   Description                                Value
------------------------------------------------------------
                            Mid Cap Growth Portfolio
 COMMON STOCKS--91.3%
 Advertising--1.2%
     4,500 Lamar Advertising Co.*                    $   181
                                                     -------
 Auto Parts & Equipment--1.8%
     7,000 Delphi Automotive Systems Corp.               126
     4,700 Superior Industries International, Inc.       131
                                                     -------
                                                         257
                                                     -------
 Beverages--1.2%
     3,000 Coors (Adolph) Co., Class B                   169
                                                     -------
 Building Materials--0.8%
     2,500 Martin Marietta Materials, Inc.               122
                                                     -------
 Chemicals--0.9%
     3,100 Praxair, Inc.                                 130
                                                     -------
 Commercial Services--0.7%
     3,000 Paychex, Inc.                                 105
                                                     -------
 Computers--1.6%
     4,000 Diebold, Inc.                                 121
     1,800 Network Appliance, Inc.*                      116
                                                     -------
                                                         237
                                                     -------
 Distribution & Wholesale--0.4%
     1,000 Fastenal Co.                                   63
                                                     -------
 Diversified Financial Services--3.8%
     3,700 Capital One Financial Corp.                   175
     5,000 Metris Cos., Inc.                             185
     2,200 Providian Financial Corp.                     196
                                                     -------
                                                         556
                                                     -------
 Electronics--13.3%
     2,250 AVX Corp.                                     129
     2,500 Credence Systems Corp.*                       137
     2,500 CTS Corp.                                     138
     2,500 Flextronics International Ltd.*               136
     2,500 Integrated Device Technology, Inc.*           119
     2,500 Jabil Circuit, Inc.*                           91
     2,000 Kemet Corp.*                                  134
     4,000 Mettler Toledo International, Inc.*           157
     1,000 Newport Corp.                                 171
     2,500 Perkin-Elmer, Inc.                            131
     2,200 Sanmina Corp.*                                140
     3,000 Symbol Technologies, Inc.                     132
     1,700 Tektronix, Inc.                                91
     2,600 Vitesse Semiconductor Corp.*                  132
     1,000 Waters Corp.*                                  95
                                                     -------
                                                       1,933
                                                     -------


  Shares   Description                              Value
----------------------------------------------------------
 Entertainment--2.2%
     4,350 Gemstar International Group Ltd.*       $   185
     3,000 International Speedway Corp., Class A       128
                                                   -------
                                                       313
                                                   -------
 Food--3.2%
     4,500 Keebler Foods Co.                           163
     7,000 Kroger Co.                                  139
     3,500 Nabisco Group Holdings Corp.                162
                                                   -------
                                                       464
                                                   -------
 Health Care--5.9%
     2,400 Allergan, Inc.                              165
     7,000 Health Management Associates, Inc.,
           Class A*                                     83
     1,000 Minimed, Inc.*                              120
     5,972 Oratec Interventions, Inc.*                 225
     4,500 St. Jude Medical, Inc.                      162
     4,000 Tenet Healthcare Corp.                      102
                                                   -------
                                                       857
                                                   -------
 Household Products & Wares--1.1%
     6,000 Fortune Brands, Inc.                        160
                                                   -------
 Insurance--2.8%
     3,000 AFLAC, Inc.                                 155
     4,000 Nationwide Financial Services, Inc.         113
     2,500 Radian Group, Inc.                          137
                                                   -------
                                                       405
                                                   -------
 Machinery-Diversified--1.3%
     2,400 Dover Corp.                                 112
     1,400 PRI Automation, Inc.*                        72
                                                   -------
                                                       184
                                                   -------
 Media--4.7%
     2,800 Cablevision Systems Corp.*                  175
     6,000 COX Radio, Inc.*                            171
     1,500 Univision Communications, Inc.*             154
     9,500 USA Networks, Inc.*                         180
                                                   -------
                                                       680
                                                   -------
 Metals-Diversified--0.6%
     2,800 Alcan Aluminium Ltd.                         92
                                                   -------
 Oil & Gas Producers--6.4%
     2,500 Apache Corp.                                152
     3,500 Burlington Resources, Inc.                  160
     5,000 EOG Resources, Inc.                         162
     3,000 Noble Drilling Corp.*                       130
     4,000 Santa Fe International Corp.                155
     3,400 Transocean Sedco Forex, Inc.                167
                                                   -------
                                                       926
                                                   -------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


  Shares   Description                         Value
---------------------------------------------------------
                      Mid Cap Growth Portfolio--Continued
 Oil & Gas Services--4.9%
     2,000 BJ Services Co.                    $   143
     7,000 Grant Prideco, Inc.*                   163
     1,900 Hanover Compressor Co.*                112
     1,200 Smith International, Inc.               95
     4,500 Weatherford International, Inc.*       194
                                              -------
                                                  707
                                              -------
 Packaging & Containers--1.0%
    12,808 Packaging Corp. of America*            147
                                              -------
 Pharmaceuticals--2.3%
     3,500 Alpharma, Inc.                         173
     3,500 Medicis Pharmaceutical Corp.*          164
                                              -------
                                                  337
                                              -------
 Pipelines--1.6%
     5,500 Williams (The) Cos., Inc.              229
                                              -------
 Retail--2.5%
     2,400 Circuit City Stores                    120
     3,000 Kohl's Corp.*                          155
     2,200 RadioShack Corp.                        93
                                              -------
                                                  368
                                              -------
 Semiconductors--7.7%
     1,400 Analog Devices, Inc.*                  108
     2,500 Cypress Semiconductor Corp.*           105
     1,500 Globespan, Inc.*                       133
     2,000 LSI Logic Corp.*                       105
     1,600 Novellus Systems, Inc.*                 77
    13,315 SCG Holding Corp.*                     257
     3,021 ST Assembly Test Service Ltd.*          93
     4,000 Telcom Semiconductor, Inc.*             99
     1,600 Teradyne, Inc.*                        138
                                              -------
                                                1,115
                                              -------
 Software--5.2%
     4,500 Acxiom Corp.*                          132
     4,000 BroadVision, Inc.*                     143
     2,000 CSG Systems International, Inc.*        99
     2,550 Electronic Arts, Inc.*                 163
       900 Nvidia Corp.*                          103
     2,000 Tibco Software, Inc.*                  111
                                              -------
                                                  751
                                              -------
 Telecommunication Equipment--7.8%
     2,250 ADC Telecommunications, Inc.*          151
     2,000 Comverse Technology, Inc.*             183
     8,461 Nextel Partners, Inc.*                 144
     2,250 Powerwave Technologies, Inc.*          122
     3,000 Scientific-Atlanta, Inc.               169

  Shares/
 Principal
  Amount   Description                              Value
-----------------------------------------------------------
    10,000 Spectrasite Holdings, Inc.*             $   169
     3,000 Tellabs, Inc.*                              195
                                                   -------
                                                     1,133
                                                   -------
 Telecommunications--4.4%
     2,350 Amdocs Ltd.*                                146
     7,000 McLeodUSA, Inc., Class A*                   140
     2,500 Pinnacle Holdings, Inc.*                    123
     2,000 VoiceStream Wireless Corp.*                 229
                                                   -------
                                                       638
-----------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $12,333)                 13,259
-----------------------------------------------------------
 SHORT-TERM INVESTMENT--13.6%
  (Cost $1,978)
           Sun Trust Bank, Atlanta, Grand Cayman
           Eurodollar Time Deposit,
 $   1,978 6.813%, Due 6/1/00                        1,978
-----------------------------------------------------------
 TOTAL INVESTMENTS--104.9%
  (Cost $14,311)                                   $15,237
-----------------------------------------------------------
 Liabilities, less other assets--(4.9)%               (705)
-----------------------------------------------------------
 NET ASSETS--100.0%                                $14,532
-----------------------------------------------------------
-----------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                                Value
----------------------------------------------------------
                         Small Company Index Portfolio
 COMMON STOCKS--97.5%
 Advertising--0.8%
  5,125 Advo, Inc.                                $    165
  4,600 E4L, Inc.                                        4
  9,100 Getty Images, Inc.*                            300
    200 Grey Advertising, Inc.                          94
 11,550 Ha-Lo Industries, Inc.*                         64
  5,100 Marketing Services Group, Inc.                  26
  1,800 Modem Media Poppe Tyson, Inc.*                  22
  6,000 Penton Media, Inc.                             168
  9,000 R.H. Donnelley Corp.                           167
 12,500 Sitel Corp.*                                    73
 12,300 True North Communications, Inc.                537
 10,400 Valuevision International, Inc.*               301
                                                  --------
                                                     1,921
                                                  --------
 Aerospace & Defense--0.8%
  7,600 AAR Corp.                                      105
  5,100 Aeroflex, Inc.*                                184
  2,800 Alliant Techsystems, Inc.*                     193
  6,500 BE Aerospace, Inc.*                             44
  1,400 Curtiss-Wright Corp.                            49
  4,440 Fairchild Corp. (The)                           21
  9,400 Gencorp, Inc.                                   92
  1,400 Heico Corp.                                     18
  6,300 Kaman Corp.                                     63
  3,300 Kellstrom Industries, Inc.*                     17
 10,400 Orbital Sciences Corp.*                        127
  2,600 Primex Technologies, Inc.                       50
  6,100 Remec, Inc.*                                   207
  2,900 Sequa Corp.                                    138
 13,900 Titan Corp.*                                   499
  3,300 Triumph Group, Inc.*                            92
                                                  --------
                                                     1,899
                                                  --------
 Agriculture--0.2%
 10,600 Agribiotech, Inc.*                              --
  2,900 Agribrands International, Inc.*                120
  9,900 Cadiz, Inc.*                                    67
 10,700 Delta & Pine Land Co.                          230
  6,200 Hines Horticulture, Inc.*                       41
  1,800 Tejon Ranch Co.                                 41
                                                  --------
                                                       499
                                                  --------
 Airlines--0.4%
 15,800 Airtran Holdings, Inc.*                         65
  6,900 Alaska Airgroup, Inc.                          215
  9,130 America West Holdings Corp., Class B*          163
    900 Amtran, Inc.*                                   13
  3,200 Atlantic Coast Airlines Holdings, Inc.*         97
  4,900 Frontier Airlines, Inc.*                        65
  8,400 Mesa Air Group, Inc.*                           50
  3,450 Mesaba Holdings, Inc.                           40


 Shares Description                                      Value
----------------------------------------------------------------
  3,925 Midwest Express Holdings*                       $     82
  5,800 Skywest, Inc.                                        221
 16,400 Trans World Airlines*                                 40
                                                        --------
                                                           1,051
                                                        --------
 Apparel--0.7%
 14,400 Burlington Industries, Inc.*                          48
  2,500 Columbia Sportswear Co.*                              66
  3,700 Donna Karan International, Inc.*                      26
  2,100 Guess ?, Inc.*                                        32
  1,700 K-Swiss, Inc.                                         22
  7,750 Kellwood Co.                                         131
  8,700 Nautica Enterprises, Inc.*                           108
  3,000 Oshkosh B'gosh, Inc.                                  51
  1,800 Oxford Industries, Inc.                               28
  6,300 Phillips-Van Heusen Corp.                             55
  5,950 Quiksilver, Inc.*                                     81
 12,900 Reebok International Ltd.                            179
  7,600 Russell Corp.                                        169
 12,100 Stride Rite Corp.                                     79
  1,500 Tarrant Apparel Group*                                12
  2,700 Timberland Co.                                       200
  1,300 Tropical Sportswear International Corp.*              30
 16,500 Unifi, Inc.                                          210
 11,600 Wolverine World Wide, Inc.                           131
                                                        --------
                                                           1,658
                                                        --------
 Auto Manufacturers--0.1%
  2,700 ASV, Inc.*                                            33
  4,050 Oshkosh Truck Corp.                                  124
  6,000 Wabash National Corp.                                 77
                                                        --------
                                                             234
                                                        --------
 Auto Parts & Equipment--0.4%
  5,700 Aftermarket Technology Corp.*                         34
  2,700 American Axle & Manufacturing Holdings, Inc.*         44
  7,200 Arvin Industries, Inc.                               130
  3,300 Bandag, Inc.                                          82
 17,300 Collins & Aikman Corp.*                              103
  6,000 Delco Remy International, Inc.*                       45
  4,300 Dura Automotive Systems, Inc.*                        51
  5,300 Exide Corp.                                           45
  5,000 Hayes Lemmerz International, Inc.*                    72
 11,100 Miller Industries, Inc.*                              26
  5,000 Simpson Industries                                    44
  2,200 Standard Motor Products, Inc.                         21
  5,400 Superior Industries International, Inc.              151
  4,425 Titan International, Inc.                             26
 11,200 Tower Automotive, Inc.*                              156
  3,943 Wynn's International, Inc.                            53
                                                        --------
                                                           1,083
                                                        --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


 Shares Description                           Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Banks--4.7%
  3,141 1st Source Corp.                     $     56
  2,600 Alabama National Bancorp                   50
  7,550 Amcore Financial, Inc.                    146
  2,300 Anchor Financial Corp                      63
  3,300 Area Bancshares Corp.                      65
  1,100 BancFirst Corp.                            35
  1,800 BancFirst Ohio Corp.                       28
 16,000 BancorpSouth, Inc.                        246
 13,500 Bancwest Corp.                            252
  3,227 Bank of Granite Corp.                      63
 11,826 Banknorth Group, Inc.                     165
  6,631 Bay View Capital Corp.                     67
  3,389 BOK Financial Corp.*                       55
  4,569 Brenton Banks                              46
  2,300 BSB Bancorp, Inc.                          44
  4,648 BT Financial Corp.                         79
  1,600 Capital City Bank Group, Inc.              30
  2,500 Cathay Bancorp, Inc.                      115
  5,501 Centennial Bancorp*                        47
  3,100 Century South Banks, Inc.                  62
  3,889 Chemical Financial Corp.                  108
  7,897 Chittenden Corp.                          219
 11,275 Citizens Banking Corp.                    207
  4,722 City Holding Co.                           47
  8,488 Commerce Bancorp, Inc.                    389
 14,100 Community First Bankshares, Inc.          233
  3,371 Community Trust Bancorp                    49
  2,600 Corus Bankshares, Inc.                     64
  2,300 CPB, Inc.                                  55
  4,793 CVB Financial Corp.                        74
  6,300 East-West Bancorp, Inc.                    78
  2,942 F & M Bancorp                              50
  7,006 F & M National Corp.                      166
  5,911 F.N.B. Corp.                              109
  1,800 Farmers Capital Bank Corp.                 54
  3,000 FCNB Corp.                                 37
  6,450 First Bancorp                             117
  3,000 First Busey Corp., Class A                 60
  7,800 First Charter Corp.                       125
  1,500 First Citizens Bancshares, Inc.            90
  1,600 First Commerce Bancshares, Inc.            58
 16,200 First Commonwealth Financial Corp.        158
  9,893 First Financial Bancorp                   176
  2,789 First Financial Bankshares, Inc.           82
  1,652 First Financial Corp.                      53
  3,200 First Merchants Corp.                      68
  9,919 First Midwest Bancorp, Inc.               248
  2,700 First Republic Bank*                       46
  7,100 First United Bancshares                   120
  4,100 Frontier Financial Corp.                   70
  3,000 GBC Bancorp                                86


 Shares Description                            Value
------------------------------------------------------
  2,940 Glacier Bancorp, Inc.                 $     37
  1,800 Great Southern Bancorp, Inc.                30
  3,700 Greater Bay Bancorp                        169
  2,300 Hamilton Bancorp, Inc.*                     40
  2,510 Hancock Holding Co.                         79
  2,251 Harleysville National Corp.                 67
 14,464 Hudson United Bancorp                      352
 10,393 Imperial Bancorp                           184
  3,300 Independent Bank Corp.                      41
  4,847 Integra Bank Corp.                          97
  3,525 International Bancshares Corp.             155
  4,450 Interwest Bancorp, Inc.                     68
  4,100 Investors Financial Services Corp.         331
  3,000 Irwin Financial Corp.                       43
  5,700 Local Financial Corp.*                      49
  5,300 Merchants New York Bancorp                  90
  2,326 Mid-America Bancorp                         54
  3,200 Mid-State Bancshares                        88
  2,300 Midwest Banc Holdings, Inc.                 31
  1,800 Mississippi Valley Bancshares, Inc.         41
  4,100 National Bancorp of Alaska                 166
  4,974 National Penn Bancshares, Inc.             109
  5,026 NBT Bancorp, Inc.                           50
  2,500 Omega Financial Corp.                       57
  9,331 One Valley Bancorp, Inc.                   346
  3,200 Oriental Financial Group                    44
  6,900 Pacific Capital Bancorp                    189
  2,390 Park National Corp.                        210
  1,700 Peoples Holding Co. (The)                   35
  4,470 Premier National Bancorp, Inc.              56
  7,459 Provident Bankshares Corp.                 110
  2,800 R & G Financial Corp.                       23
 12,597 Republic Bancorp                           123
  1,700 Republic Bancorp, Inc.                      11
  1,600 Republic Bancshares, Inc.*                  16
 13,616 Republic Security Financial Corp.           55
  5,300 National Corp. of Washington D.C.           77
  7,500 S & T Bancorp, Inc.                        135
  2,700 Sandy Spring Bancorp, Inc.                  58
  2,280 Santander Bancorp                           30
  2,900 Second Bancorp, Inc.                        45
  2,750 Shoreline Financial Corp.                   38
 11,200 Silicon Valley Bancshares                  368
  2,000 Simmons First National Corp.                38
 21,668 Sky Financial Group, Inc.                  335
  7,100 South Financial Group, Inc. (The)           90
  7,800 Southwest Bancorp of Texas*                154
  7,250 Sterling Bancshares, Inc.                   80
  2,225 Sterling Financial Corp.                    34
 10,993 Susquehanna Bancshares, Inc.               149
  4,050 Texas Regional Bancshares                  109
  4,500 Trust Co. of New Jersey                     82
 14,908 Trustco Bank Corp.                         183
  4,849 UMB Financial Corp.                        179

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                              Value
--------------------------------------------------------
 11,800 United Bankshares, Inc.                 $    224
  4,402 United National Bancorp                       81
  3,700 US Bancorp, Inc.                              17
  2,740 USB Holding Co., Inc.                         34
 11,700 W Holding Co., Inc.                          107
  5,450 Wesbanco, Inc.                               127
  4,265 West Coast Bancorp                            46
  6,275 Whitney Holding Corp.                        244
                                                --------
                                                  11,920
                                                --------
 Beverages--0.2%
  5,100 Beringer Wine Estates Holdings, Inc.*        194
    359 Buenos Aires Embotelladora SA                --
  4,500 Canandaigua Brands, Inc.*                    236
    400 Coca-Cola Bottling Co. Consolidated           20
    198 Farmer Brothers Co.                           33
  2,300 Robert Mondavi Corp.*                         72
                                                --------
                                                     555
                                                --------
 Biotechnology--3.2%
  5,100 Affymetrix, Inc.*                            606
  4,600 Aviron*                                      111
  2,300 Bio-Rad Laboratories, Inc.*                   53
 15,100 Bio-Technology General Corp.*                159
  4,000 Entremed, Inc.*                               87
  6,194 ENZO Biochem, Inc.*                          218
 10,300 Enzon, Inc.*                                 301
 14,400 Human Genome Sciences, Inc.*               1,264
 12,000 IDEC Pharmaceuticals Corp.*                  766
  7,600 INCYTE Pharmaceuticals, Inc.*                401
  4,600 Inhale Therapeutic Systems, Inc.*            335
  2,200 Invitrogen Corp.*                             88
 20,700 Millennium Pharmaceuticals, Inc.*          1,731
  9,456 Organogenesis, Inc.*                          84
 14,600 PE Corp. - Celera Genomics Group*            812
  5,400 Protein Design Labs, Inc.*                   576
  4,600 Regeneron Pharmaceutical*                     94
  2,500 SafeScience, Inc.*                            21
  5,600 Serologicals Corp.*                           23
  5,600 Transkaryotic Therapies, Inc.*               140
  5,500 Vical, Inc.*                                 105
                                                --------
                                                   7,975
                                                --------
 Building Materials--0.9%
  7,800 Apogee Enterprises, Inc.                      32
  1,450 Butler Manufacturing Co.                      32
  2,300 Centex Construction Products, Inc.            69
  8,100 Comfort Systems USA, Inc.*                    49
 15,200 Dal-Tile International, Inc.*                138
  5,475 Elcor Corp.                                  104
  5,300 Florida Rock Industries, Inc.                210
  3,400 Genlyte Group, Inc.*                          69
 14,200 Hussmann International, Inc.                 410


 Shares Description                               Value
---------------------------------------------------------
  2,800 LSI Industries, Inc.                     $     48
    800 Mestek, Inc.*                                  13
  6,200 Modine Manufacturing Co.                      125
  5,100 NCI Building Systems, Inc.*                    87
  2,700 Nortek, Inc.                                   58
  7,600 Rayonier, Inc.                                306
  2,700 Republic Group, Inc.                           25
  2,300 Simpson Manufacturing Co., Inc.*              110
  5,900 Texas Industries, Inc.                        169
  1,200 Trex Co., Inc.*                                53
  4,100 Universal Forest Products, Inc.                54
                                                 --------
                                                    2,161
                                                 --------
 Chemicals--1.7%
 17,400 Airgas, Inc.*                                  94
  6,700 Albemarle Corp.                               147
  6,000 Arch Chemicals, Inc.                          104
  1,700 Bush Boake Allen, Inc.*                        55
  6,592 Cambrex Corp.                                 278
  4,600 Chemfirst, Inc.                                96
 30,882 Crompton Corp.                                374
 11,500 Cytec Industries, Inc.*                       312
 17,400 Ethyl Corp.                                    45
  9,700 Ferro Corp.                                   215
  3,700 Fuller (H. B.) Co.                            144
  5,900 Geon Co.                                      127
  8,700 Georgia Gulf Corp.                            218
 13,600 Hanna (M.A.) Co.                              159
  4,200 International Specialty Products, Inc.         23
  6,375 Lilly Industries, Inc.                         92
  4,300 MacDermid, Inc.                                88
  5,100 Minerals Technologies, Inc.                   236
  7,268 Mississippi Chemical Corp.                     42
  5,900 NL Industries Co.                             103
  3,300 Octel Corp.*                                   26
 11,200 Olin Corp.                                    175
  6,700 OM Group, Inc.                                327
  9,100 Omnova Solutions, Inc.                         65
  8,500 Schulman (A.), Inc.                           100
  4,200 Spartech Corp.                                124
  1,600 Stepan Co.                                     35
  9,200 Terra Industries, Inc.                         20
  8,900 U.S. Plastic Lumber Co.*                       41
 18,500 W.R. Grace & Co.*                             232
  8,800 Wellman, Inc.                                 173
                                                 --------
                                                    4,270
                                                 --------
 Coal--0.1%
  9,600 Arch Coal, Inc.                                72
  6,300 Consol Energy, Inc.                            79
                                                 --------
                                                      151
                                                 --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


 Shares Description                                Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Commercial Services--4.1%
  4,900 Aaron Rents, Inc.                         $     64
  4,520 ABM Industries, Inc.                           105
  2,500 Administaff, Inc.*                             130
  2,100 AHL Services, Inc.*                             16
  2,000 Albany Molecular Research, Inc.*               104
  6,000 Ameripath, Inc.*                                51
  2,700 Applied Analytical Industies, Inc.*             21
  1,800 Arch Capital Group Ltd.*                        27
  6,100 Avis Group Holdings, Inc.*                     117
  1,300 Bacou USA, Inc.*                                26
  7,100 Banta Corp.                                    131
    747 Berlitz International, Inc.                      8
 10,800 Billing Concepts Corp.*                         50
 10,100 Bowne & Co., Inc.                              102
  3,400 Bright Horizons Family Solutions, Inc.*         58
  7,400 Budget Group, Inc.*                             28
  3,100 Burns International Services Corp.*             36
  2,100 Career Education Corp.*                         85
  1,300 Careerbuilder, Inc.*                             3
 55,700 Caremark Rx, Inc.*                             338
  2,700 Carey International, Inc.*                      25
  3,200 Carriage Services, Inc.                          9
  3,100 CDI Corp.*                                      67
  3,400 Central Parking Corp.                           89
 20,800 Century Business Services, Inc.*                55
  2,100 Charles River Associates, Inc.*                 38
  2,500 Chemed Corp.                                    76
  5,600 Coinstar, Inc.*                                 52
  3,600 Consolidated Graphics, Inc.*                    37
  1,200 Corinthian Colleges, Inc.*                      26
  2,700 Cornell Companies, Inc.*                        20
  2,700 Corporate Executive Board Co.*                 148
  2,300 CoStar Group, Inc.*                             48
  2,200 CPI Corp.                                       49
  8,400 Data Broadcasting Corp.*                        39
  3,450 Diamond Technology Partners, Inc.*             217
  6,700 Dollar Thrifty Automotive Group, Inc.*         121
  1,300 Duff & Phelps Credit Rating Co.                130
  5,300 Education Management, Inc.*                     88
  4,068 Electro Rent Corp.*                             44
 19,903 Encompass Services Corp.*                      117
  3,500 F.Y.I., Inc.*                                  114
  4,800 First Consulting Group, Inc.*                   37
 13,200 First Health Group Corp.*                      462
  1,700 Forrester Research, Inc.*                      102
  5,700 Franklin Covey Co.*                             44
  4,600 Heidrick & Struggles, Inc.*                    189
 18,300 Hooper Holmes, Inc.                            188
  8,600 Integrated Electrical Services, Inc.*           42
 15,260 Interim Services, Inc.*                        307
  9,230 Iron Mountain, Inc.*                           337


 Shares Description                             Value
-------------------------------------------------------
  4,050 ITT Educational Services, Inc.         $     67
  5,000 Kelly Services, Inc.                        115
 10,813 kforce.com, Inc.*                           139
  6,300 Korn/Ferry International*                   136
  3,200 Kroll-O'Gara Co.*                            17
  9,900 Labor Ready, Inc.*                           93
  2,200 Landauer, Inc.                               41
  5,400 Lason, Inc.*                                 14
  3,000 Learning Tree International, Inc.*          158
 10,700 Mail-Well, Inc.*                            100
  3,200 Maximus, Inc.*                               66
  2,400 McGrath RentCorp                             37
  9,900 MedQuist, Inc.*                             410
  3,400 Memberworks, Inc.*                          110
  4,500 Midas, Inc.                                 117
  6,600 National Equipment Services*                 38
  2,100 National Processing, Inc.*                   25
 11,800 NationsRent, Inc.*                           44
 10,200 Navigant Consulting Co.*                     47
  3,350 NCO Group, Inc.*                             80
  3,300 Neff Corp.*                                  13
  2,700 Nextera Enterprises LLC*                     11
 13,800 Ogden Corp.                                 119
  6,000 On Assignment, Inc.*                        156
 11,400 Orthodontic Centers of America*             261
  7,100 Parexel International Corp.*                 64
  4,400 Pediatrix Medical Group, Inc.*               31
  7,100 Personnel Group of America, Inc.*            28
  5,145 Pharmaceutical Product Development*          85
 20,600 Phycor, Inc.*                                10
  4,900 Plexus Corp.*                               409
  5,400 Prepaid Legal Services, Inc.*               163
  5,700 Primark Corp.                               148
  1,100 Professional Detailing, Inc.*                29
 10,200 Profit Recovery Group International*        185
  5,500 Protection One, Inc.*                        10
  2,600 Provant, Inc.*                               10
  5,200 Proxymed, Inc.*                               7
 14,900 Quanta Services, Inc.*                      730
 10,260 Renaissance Worldwide, Inc.*                 23
  4,700 Rent-A-Center, Inc.*                         95
  4,670 Rent-Way, Inc.*                             125
  4,700 Rollins, Inc.                                56
  2,800 Source Information Management Co.*           39
  4,800 Staff Leasing, Inc.*                         17
  8,200 StaffMark, Inc.*                             41
  2,000 Startek, Inc.*                              127
  2,050 Strayer Education, Inc.                      51
  2,000 Superior Consultant Holdings*                16
  6,300 Teletech Holdings, Inc.*                    206
  4,000 Towne Services, Inc.*                         3
  3,500 Track Data Corp.*                             4
 16,622 US Oncology, Inc.*                           79
  2,300 Volt Information Sciences, Inc.*             66

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                              Value
--------------------------------------------------------
  3,597 Wackenhut Corp.                         $     48
  2,800 Wackenhut Corrections Corp.*                  18
  4,100 Xceed, Inc.*                                  52
                                                --------
                                                  10,206
                                                --------
 Computers--4.9%
  2,700 ACT Networks, Inc.*                           31
 14,300 Advanced Digital Information*                182
  3,100 Anacomp, Inc.*                                 9
  5,911 Analysts International Corp.                  48
  8,100 Ancor Communications, Inc.*                  214
  5,900 Anixter International, Inc.*                 167
  7,600 AnswerThink Consulting Group, Inc.*          134
  5,300 APEX, Inc.*                                  193
  7,700 Auspex Systems, Inc.*                         37
 10,775 Avant! Corp.*                                170
  8,000 Axent Technologies, Inc.*                    148
  4,100 Bell & Howell Co.*                            88
  5,300 Black Box Corp.*                             416
  3,400 Brooktrout, Inc.*                             77
  2,600 Caci International, Inc.*                     51
 14,800 Cambridge Technology Partners, Inc.*         119
  1,300 Catapult Communications Corp.*                10
     52 Centennial Technologies, Inc.*               --
 12,600 Ciber, Inc.*                                 204
  1,700 Cognizant Technology Solutions Corp.*         95
  6,700 Complete Business Solutions*                 151
 13,300 Compucom Systems, Inc.*                       32
  9,300 Computer Horizons Corp.*                     105
  6,700 Computer Network Technology Corp.*            83
  4,500 Computer Task Group, Inc.                     32
 14,500 Concurrent Computer Corp.*                   123
  3,300 Cotelligent, Inc.*                            15
  4,350 Cybex Computer Products Corp.*               146
  5,200 Echelon Corp.*                               279
 13,125 Eloyalty Corp*                               197
  9,100 Emulex Corp.*                                414
  5,300 Entrust Technologies, Inc.*                  258
  5,600 Factset Research Systems, Inc.               144
  7,600 Henry (Jack) & Associates                    330
  6,900 Hutchinson Technology*                        81
  3,500 Hypercom Corp.*                               44
  9,800 iGate Capital Corp.*                         154
 12,004 InaCom Corp.*                                  2
  6,400 In Focus Systems, Inc.*                      179
 12,200 Intergraph Corp.*                             68
  9,000 InterVoice-Brite, Inc.*                      128
 75,500 Iomega Corp.*                                245
  7,300 ISS Group, Inc.*                             540
 18,300 Komag, Inc.*                                  39
  3,300 Kronos, Inc.*                                 98
  1,200 Manhattan Associates, Inc.*                   22
 19,200 Maxtor Corp.*                                200


 Shares Description                              Value
--------------------------------------------------------
  2,700 Maxwell Technologies, Inc.              $     37
 18,200 Mentor Graphics Corp.                        312
  5,700 Mercury Computer Systems, Inc.*              179
  9,700 Metamor Worldwide, Inc.*                     221
  1,800 Metro Information Services, Inc.*             18
  2,800 Miami Computer Supply Corp.*                  58
  9,800 Micron Electronics, Inc.*                     91
  4,600 Micros Systems, Inc.*                        145
  9,000 MMC Networks, Inc.*                          294
  8,900 MTI Technology Corp.*                         63
  5,800 MTS Systems Corp.                             42
  9,100 National Computer Systems, Inc.*             413
  4,400 Network Peripherals, Inc.*                    77
  6,300 PubliCARD, Inc.*                              25
  3,300 QRS Corp.*                                    91
  4,450 Radiant Systems, Inc.*                        70
  2,850 Radisys Corp.*                               111
 12,800 Read-Rite Corp.*                              26
 10,300 RSA Security, Inc.*                          593
  1,300 RWD Technologies, Inc.*                        6
 25,100 S3, Inc.*                                    402
 14,200 Sandisk Corp.*                               825
  3,600 SCM Microsystems, Inc.*                      248
  6,200 Sykes Enterprises, Inc.*                     120
  1,400 Syntel, Inc.*                                 17
  9,000 Systems & Computer Technology Corp.*         170
 12,225 Technology Solutions Co.*                     60
 12,100 Tyler Technologies, Inc.                      48
  7,000 Visual Networks, Inc.*                       347
 11,800 Wave Systems Corp.*                          171
 36,000 Western Digital Corp.*                       169
  7,400 Xircom, Inc.*                                305
                                                --------
                                                  12,256
                                                --------
 Cosmetics/Personal Care--0.0%
  2,700 Chattem, Inc.                                 32
                                                --------
 Distribution/Wholesale--0.5%
  7,000 Anicom, Inc.*                                 35
  5,100 Aviall, Inc.                                  27
  3,200 Aviation Sales Co.*                           21
 15,424 Brightpoint, Inc.*                           180
  9,500 Cellstar Corp.*                               27
  4,800 Daisytek International Corp.*                 48
  7,300 Handleman Co.                                 71
  6,600 Hughes Supply, Inc.                          125
  1,200 JLK Direct Distribution, Inc.*                 8
  4,300 Keystone Automotive Industries, Inc.*         32
 22,400 Merisel, Inc.*                                18
  3,600 Navarre Corp.*                                 6
  9,200 Owens & Minor, Inc. Holding Co.               99
  2,800 SCP Pool Corp.*                               95
  9,000 United Stationers, Inc.                      288
  1,000 Valley Media, Inc.*                            3

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


 Shares Description                                  Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Distribution/Wholesale--Continued
  4,700 Watsco, Inc.                                $     70
  8,500 Wesco International, Inc.*                        82
                                                    --------
                                                       1,235
                                                    --------
 Diversified Financial Services--1.5%
  5,300 Advanta Corp.                                     89
  2,100 Advest Group, Inc.                                40
  6,300 Affiliated Managers Group*                       211
 20,900 AmeriCredit Corp.*                               385
 13,600 AMRESCO, Inc.                                      8
 10,300 Associates First Capital Corp.*                  --
  5,700 Charter Municipal Mortgage Acceptance Co.         67
  2,500 Cityscape Financial Corp.*                       --
  2,400 CompuCredit Corp.*                                69
  2,600 Contifinancial Corp.*                            --
  6,100 Credit Acceptance Corp.*                          34
  1,300 Creditrust Corp.*                                  1
  3,600 Dain Rauscher Corp.                              215
  8,900 Doral Financial Corp.                             99
  2,700 DVI, Inc.*                                        39
  8,400 Eaton Vance Corp.                                365
  2,200 Federal Agricultural Mortgage Corp.*              33
  3,050 Financial Federal Corp.                           54
 16,600 Finet.com, Inc.*                                  11
  6,500 Friedman, Billings, Ramsey Group, Inc.*           41
  7,164 Imperial Credit Industries*                       25
  6,100 Jefferies Group, Inc.                            123
  2,000 John Nuveen Co.                                   83
 10,792 Metris Cos., Inc.                                399
  7,237 Morgan Keegan, Inc.                              117
  3,000 National Discount Brokers Group, Inc.*            75
  2,700 New Century Financial Corp.*                      26
  1,500 NextCard, Inc.*                                   15
 12,350 Phoenix Investment Partners Ltd.                 103
  7,500 Pioneer Group, Inc.                              313
 11,300 Raymond James Financial Corp.                    222
  6,500 Resource America, Inc.                            45
  5,496 Resource Bancshares Mortgage Group                26
     91 Search Financial Services*                       --
    200 Siebert Financial Corp.                            1
  4,600 SierraCities.com, Inc.*                           18
  3,306 Southwest Securities Group                        96
  1,100 Student Loan Corp.                                42
  4,400 Tucker Anthony Sutro Corp.                        75
 15,700 UniCapital Corp.*                                 11
 14,100 United Asset Management Corp.                    261
  2,518 Westcorp                                          27
  1,300 WFS Financial, Inc.*                              20
                                                    --------
                                                       3,884
                                                    --------


 Shares Description                         Value
---------------------------------------------------
 Electric--1.6%
 13,150 Avista Corp.                       $    294
  5,950 Black Hills Corp.                       142
  4,700 CH Energy Group, Inc.                   151
  6,300 Cleco Corp.                             216
  9,100 CMP Group, Inc.                         264
 15,300 EL Paso Electric Co.                    182
  4,800 Empire District Electric Co.            113
  9,050 Hawaiian Electric Industries            320
 10,500 Idacorp, Inc.                           368
  4,550 Madison Gas & Electric Co.               85
 15,875 MDU Resources Group, Inc.               362
  6,478 Northwestern Corp.                      151
  6,700 Otter Tail Power Co.                    141
 10,000 Public Service Co. of New Mexico        167
 10,100 RGS Energy Group, Inc.                  242
    121 SCANA Corp.                               3
 21,868 Sierra Pacific Resources                316
  8,980 Unisource Energy Corp.                  138
  4,000 United Illuminating Co.                 190
  7,500 WPS Resources Corp.                     234
                                           --------
                                              4,079
                                           --------
 Electric Components & Equipment--1.1%
  3,600 Alpine Group, Inc.*                      24
  4,300 American Superconductor Corp.*          114
  8,900 Ametek, Inc.                            185
 10,875 Applied Power, Inc.                     301
  9,296 Artesyn Technologies, Inc.*             205
  6,800 Belden, Inc.                            186
  3,600 C&D Technologies, Inc.                  261
  7,975 Cable Design Technologies Corp.*        221
  8,500 General Cable Corp.                      71
  5,500 Littelfuse, Inc.*                       221
  4,100 Power-One, Inc.*                        358
  7,700 Rayovac Corp.*                          137
  5,075 SLI, Inc.                                66
 12,600 UCAR International, Inc.*               154
  7,800 Valence Technology, Inc.*               114
  5,300 Vicor Corp.*                            140
                                           --------
                                              2,758
                                           --------
 Electronics--5.0%
 12,900 Ampex Corp.*                             23
 10,500 Amphenol Corp.*                         483
  7,650 Anadigics, Inc.*                        265
  1,700 Analogic Corp.                           61
  4,500 Benchmark Electronics, Inc.*            153
  7,600 BMC Industries, Inc.                     29
  5,780 Brady Corp.                             174
  8,000 Checkpoint Systems, Inc.*                64
  6,900 Coherent, Inc.*                         390
  5,600 Cohu, Inc.                              197
 12,000 Credence Systems Corp.*                 656

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                             Value
-------------------------------------------------------
  6,918 CTS Corp.                              $    382
  1,476 Cubic Corp.                                  30
  8,100 Cymer, Inc.*                                256
  6,200 Dionex Corp.*                               218
  7,400 DSP Group, Inc.*                            331
  7,400 Electro Scientific Industries, Inc.*        350
 11,200 Fisher Scientific International             386
  7,500 GenRad, Inc.                                 55
  3,900 Hadco Corp.*                                344
  2,800 Harmon Industries, Inc.                      37
  6,300 Identix, Inc.*                               81
  4,100 Innovex, Inc.                                35
 23,700 Integrated Device Technology, Inc.*       1,124
  1,098 Interlogix, Inc.*                            24
 10,700 Kemet Corp.*                                719
  7,800 Kent Electronics Corp.*                     216
  6,400 Mechanical Technology, Inc.*                 62
  9,950 Methode Electronics                         357
 10,800 Mettler Toledo International, Inc.*         423
  8,100 Micrel, Inc.*                               516
  2,700 Molecular Devices Corp.*                    144
  1,200 Moog, Inc.                                   26
  2,598 Park Electrochemical Corp.                   65
 11,632 Paxar Corp.*                                117
 13,600 Perkin-Elmer, Inc.                          714
  6,300 Power Integrations, Inc.*                   146
 10,500 Procurenet, Inc.*                           --
  4,200 Rogers Corp.                                130
  6,800 Sawtek, Inc.*                               437
 19,600 Sensormatic Electronics Corp.               307
  6,100 Sipex Corp.*                                134
  3,400 Stoneridge, Inc.*                            38
  3,300 Technitrol, Inc.                            228
 12,600 Tektronix, Inc.                             674
  5,000 Thermedics, Inc.*                            42
  1,100 Thermo Optek Corp.*                          17
  1,700 Thermoquest Corp.*                           29
  6,000 Trimble Navigation Ltd.*                    265
  8,700 Varian, Inc.*                               307
  2,800 Vecco Instruments, Inc.*                    126
  4,700 Watts Industries, Inc.                       53
  2,300 Woodward Governor Co.                        56
                                               --------
                                                 12,496
                                               --------
 Engineering & Construction--0.5%
 10,700 Dycom Industries, Inc.*                     518
  2,400 EMCOR Group, Inc.*                           53
 11,400 Foster Wheeler Corp.                         96
  5,275 Granite Construction, Inc.                  137
  5,500 Insituform Technologies, Inc.*              190
  6,100 Jacobs Engineering Group, Inc.              203
  8,891 Morrison Knudsen Corp.*                      69
  1,200 Pitt-Des Moines, Inc.                        28


 Shares Description                              Value
--------------------------------------------------------
  2,500 Stone & Webster, Inc.                   $      2
  3,600 URS Corp.                                     47
                                                --------
                                                   1,343
                                                --------
 Entertainment--1.0%
  5,100 AMC Entertainment, Inc.                       24
  2,000 Anchor Gaming*                                89
  5,400 Argosy Gaming Co.*                            85
  8,300 Ascent Entertainment Group*                  127
 10,700 Aztar Corp.*                                 136
 10,100 Boyd Gaming Corp.*                            50
  2,600 Carmike Cinemas, Inc.*                        14
  2,700 Championship Auto Racing Teams, Inc.*         53
  2,400 Churchill Downs, Inc.                         54
  3,800 Dover Downs Entertainment                     45
 12,400 Fairfield Communities, Inc.*                 105
  5,100 Gaylord Entertainment Co.                    115
  1,600 GC Cos., Inc.*                                42
 10,500 GTech Holdings Corp.*                        232
  3,800 Loews Cineplex Entertainment Corp.*           10
  8,100 Macrovision Corp.*                           566
  6,600 Pinnacle Entertainment, Inc.                 126
  2,700 Scientific Games Holdings, Inc.*              65
  6,400 Station Casinos, Inc.*                       174
  2,400 Steinway Musical Instruments*                 42
 10,000 Sunterra Corp.*                                3
  1,000 Trendwest Resorts, Inc.*                      23
  6,200 Vail Resorts, Inc.*                           99
  6,100 Zomax, Inc.*                                 109
                                                --------
                                                   2,388
                                                --------
 Environmental Control--0.4%
  9,500 Calgon Carbon Corp.                           62
  4,300 Casella Waste Systems, Inc.*                  56
 16,200 Catalytica, Inc.*                            154
  3,800 Imco Recycling, Inc.                          25
  4,500 Ionics, Inc.*                                129
  6,400 IT Group, Inc.*                               37
  2,700 Mine Safety Appliances Co.                    63
  3,800 Stericycle, Inc.*                             77
  7,600 Syntroleum Corp.*                            137
  9,546 Tetra Tech, Inc.*                            210
    650 Thermo Ecotek Corp.*                           5
  3,700 U.S. Liquids, Inc.*                           18
  4,500 Waste Connections, Inc.*                      88
    800 Waste Industries, Inc.*                        7
                                                --------
                                                   1,068
                                                --------
 Food--1.4%
  5,100 American Italian Pasta Co.*                  125
  4,900 Aurora Foods, Inc.*                           17
 11,700 Chiquita Brands International                 46
  9,800 Corn Products International, Inc.            241
 14,600 Del Monte Foods Co.*                         125

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


 Shares Description                               Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Food--Continued
  3,900 Dreyer's Grand Ice Cream, Inc.           $     83
 11,800 Earthgrains Co.*                              195
 10,900 Fleming Cos., Inc.                            153
  8,400 Grand Union Co.*                                7
  4,900 Great Atlantic & Pacific Tea Co.               90
  5,100 Hain Celestial Group, Inc.*                   150
  8,800 Imperial Sugar Co.                             12
  2,700 Ingles Markets, Inc.                           26
  6,800 International Home Foods, Inc.*               116
  4,800 International Multifoods Corp.                 67
  1,700 J & J Snack Foods Corp.*                       25
  6,500 Lance, Inc.                                    63
  4,000 Michael Foods, Inc.                            92
  3,450 Performance Food Group Co.*                   109
  4,499 Pilgrims Pride Corp.                           36
  8,000 Ralcorp Holdings, Inc*                        102
  2,000 Riviana Foods, Inc.                            33
  8,400 Ruddick Corp.                                 117
  1,700 Sanderson Farms, Inc.                          11
    100 Seaboard Corp.                                 18
 15,300 Smithfield Foods, Inc.*                       379
  7,000 Smucker (J.M.) Co.                            124
  9,000 Suiza Foods Corp.*                            404
  2,500 United Natural Foods, Inc.*                    38
 13,100 Universal Foods Corp.                         226
  8,000 Vlasic Foods International*                    18
  7,300 Whole Foods Market, Inc.*                     254
  5,400 Wild Oats Markets, Inc.*                       50
  3,800 Zapata Corp.                                   14
                                                 --------
                                                    3,566
                                                 --------
 Food Service--0.0%
  3,730 Morrison Management Specialist, Inc.          101
                                                 --------
 Forest Products & Paper--0.4%
  7,000 Buckeye Technologies, Inc.*                   133
  7,200 Caraustar Industries, Inc.                    119
  4,900 Chesapeake Corp.                              160
  3,400 Deltic Timber Corp.                            73
  7,200 Glatfelter (P.H.) Co.                          85
  7,200 Potlatch Corp.                                273
  3,370 Rock-Tenn Co.                                  32
  4,100 Schweitzer-Mauduit International, Inc.         56
 14,791 Wausau-Mosinee Paper Corp.                    137
                                                 --------
                                                    1,068
                                                 --------
 Gas--1.5%
 15,900 AGL Resources, Inc.                           264
  8,650 Atmos Energy Corp.                            158
  3,100 Cascade Natural Gas Corp.                      55
  2,400 CTG Resources, Inc.                            95
  7,600 Eastern Enterprises                           469


 Shares Description                             Value
-------------------------------------------------------
  7,500 Energen Corp.                          $    166
  5,300 Laclede Gas Co.                             104
  5,000 New Jersey Resources                        194
  7,000 Northwest Natural Gas Co.                   152
  3,600 NUI Corp.                                   101
  8,800 Oneok, Inc.                                 256
  8,676 Piedmont Natural Gas Co.                    258
  4,987 SEMCO Energy, Inc.                           67
  2,220 South Jersey Industries                      58
 10,039 Southern Union Co.                          173
  8,700 Southwest Gas Corp.                         167
  7,000 Southwestern Energy Co.                      65
  8,900 UGI Corp.                                   197
 17,064 Vectren Corp.*                              320
 13,000 Washington Gas Light Co.                    346
                                               --------
                                                  3,665
                                               --------
 Hand/Machine Tools--0.4%
  8,593 Baldor Electric Co.                         161
  1,268 Franklin Electric Co., Inc.                  89
  7,900 Kennametal, Inc.                            208
 10,300 Lincoln Electric Holdings, Inc.             153
 10,200 Milacron, Inc.                              161
  5,900 Regal Beloit                                 99
  1,900 Starrett (L.S.) Co.                          39
                                               --------
                                                    910
                                               --------
 Health Care--3.3%
  5,900 Acuson Corp.*                                72
  3,500 Alaris Medical, Inc.*                         5
  6,200 Alterra Healthcare Corp.*                    12
  4,800 American Retirement Corp.*                   26
 14,600 Apria Healthcare Group, Inc.*               210
  3,100 Arrow International, Inc.                   102
 26,200 Beverly Enterprises, Inc.*                   79
  3,700 Britesmile, Inc.*                            28
  3,000 Capital Senior Living Corp.*                  7
  2,800 Carematrix Corp.*                             2
  1,800 Closure Medical Corp.*                       30
  6,500 Columbia Laboratories, Inc.*                 62
  4,250 Conmed Corp.*                               103
  3,900 Cooper Cos., Inc.                           135
 16,450 Covance, Inc.*                              117
 16,500 Coventry Health Care, Inc.*                 196
  5,000 Cyberonics*                                  89
 10,100 Cytyc Corp.*                                507
  3,400 Datascope Corp.                             128
  3,100 Diagnostic Products Corp.                    96
  5,400 Eclipse Surgical Technologies, Inc.*         19
  2,700 Gliatech, Inc.*                              51
  7,200 Haemonetics Corp.*                          154
  5,300 Hanger Orthopedic Group, Inc.*               26
  6,700 Henry Schein, Inc.*                         118
  9,900 IDEXX Laboratories, Inc.*                   246

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                              Value
--------------------------------------------------------
  2,800 IGEN International, Inc.*               $     37
  2,400 Impath, Inc.*                                132
 13,000 Integrated Health Services                     2
  6,700 Invacare Corp.                               166
  2,020 Laboratory Corp. of America Holdings*        145
  7,100 Laser Vision Centers, Inc.*                   34
  5,500 Lasersight, Inc.*                             28
  8,100 LCA-Vision, Inc.*                             22
  9,400 LifePoint Hospitals, Inc.*                   202
    330 LTC Healthcare, Inc.*                        --
  8,900 Magellan Health Services*                     19
 10,300 Matria Healthcare, Inc.*                      35
  5,764 Mentor Corp.                                 138
 12,400 MID Atlantic Medical Services*               153
  4,000 Novoste Corp.*                               151
  8,000 Oakley, Inc.*                                 78
  4,400 Ocular Sciences, Inc.*                        60
  4,000 Osteotech, Inc.*                              36
  4,200 Province Healthcare Co.*                     118
 19,825 PSS World Medical, Inc.*                     167
 11,400 Quest Diagnostics, Inc.*                     762
 19,700 Quorum Health Group, Inc.*                   190
 12,550 Renal Care Group, Inc.*                      300
  5,350 Res-Care, Inc.*                               41
  8,300 ResMed, Inc.*                                199
  9,255 Respironics, Inc.*                           149
  7,500 Sierra Health Services*                       31
  6,900 Sola International, Inc.*                     35
 18,800 Steris Corp.*                                170
 13,100 Summit Technology, Inc.*                     243
  5,200 Sunrise Assisted Living, Inc.*                95
  6,200 Sunrise Medical, Inc.*                        28
 13,000 Sunrise Technologies International*          114
  5,600 Techne Corp.*                                448
  4,300 Thermo Cardiosystems, Inc.*                   42
 21,000 Total Renal Care Holdings*                    83
  2,400 Trex Medical Corp.*                            5
  9,500 Triad Hospitals, Inc.*                       204
  8,500 Varian Medical Systems, Inc.                 351
  3,800 Ventana Medical Systems*                     143
  1,800 Vital Signs, Inc.                             38
  5,200 Wesley Jessen Visioncare, Inc.*              192
  3,523 West Pharmaceutical Services, Inc.            83
                                                --------
                                                   8,289
                                                --------
 Holding Companies--Diversified--0.1%
  4,532 Triarc Cos., Inc.                             94
 11,100 Walter Industries, Inc.                      120
                                                --------
                                                     214
                                                --------
 Home Builders--0.9%
 11,204 Champion Enterprises, Inc.*                   64
  4,600 Coachmen Industries, Inc.                     55
  2,000 Crossmann Communities, Inc.*                  35


 Shares Description                              Value
--------------------------------------------------------
 14,158 D.R. Horton, Inc.                       $    185
  9,300 Fleetwood Enterprises, Inc.                  133
 13,400 Kaufman & Broad Home Corp.                   232
 15,740 Lennar Corp.                                 297
  6,200 MDC Holdings, Inc.                           120
  4,800 Monaco Coach Corp.*                           69
  2,400 National RV Holdings, Inc.*                   27
  2,700 NVR, Inc.                                    149
 13,150 Oakwood Homes Corp.                           38
  5,120 Palm Harbor Homes, Inc.*                      77
  9,000 Pulte Corp.                                  200
  3,800 Ryland Group, Inc.                            84
  2,500 Skyline Corp.                                 52
  6,900 Standard-Pacific Corp.                        78
  1,883 Thor Industries, Inc.                         44
  5,700 Toll Brothers, Inc.*                         110
  4,200 Webb (Del E.) Corp.                           64
  3,900 Winnebago Industries                          55
                                                --------
                                                   2,168
                                                --------
 Home Furnishings--0.9%
  1,300 American Woodmark Corp.                       25
  6,300 Applica, Inc.                                 93
  3,400 Bassett Furniture Industries                  42
  2,500 Bush Industries                               43
 11,400 Ethan Allen Interiors, Inc.                  265
  8,300 Fedders Corp.                                 50
 13,100 Furniture Brands International, Inc.*        209
  4,510 Harman International                         261
  8,900 Kimball International                        144
 14,600 La-Z-Boy, Inc.                               235
  1,900 Parkervision, Inc.*                           58
  6,400 Polycom, Inc.*                               538
  2,550 Salton, Inc.*                                 81
  5,000 Select Comfort Corp.*                         19
 25,762 Sunbeam Corp.*                                81
                                                --------
                                                   2,144
                                                --------
 Household Products & Wares--0.6%
  5,700 Central Garden and Pet Co.*                   65
 10,700 Church & Dwight, Inc.                        195
  1,600 CSS Industries, Inc.*                         32
  4,000 Fossil, Inc.*                                 81
  7,900 Harland (John H.) Co.                        121
  3,400 New England Business Services, Inc.           50
 21,700 Pennzoil-Quaker State Co.                    239
  8,100 Playtex Products, Inc.*                       94
  2,900 Russ Berrie & Co., Inc.                       55
  5,100 Scotts Co. (The)*                            192
  3,400 Standard Register Co.                         46
 16,100 Tupperware Corp.                             355
 10,500 Wallace Computer Services, Inc.              105
                                                --------
                                                   1,630
                                                --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


 Shares Description                               Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Housewares--0.2%
  3,800 Enesco Group, Inc.                       $     15
  4,200 Libbey, Inc.                                  127
 19,557 Metromedia International Group, Inc.*          84
  1,890 Mikasa, Inc.                                   18
  2,000 National Presto Industries, Inc.               62
  3,850 Oneida Ltd.                                    73
  3,200 Toro Co.                                      101
                                                 --------
                                                      480
                                                 --------
 Insurance--2.7%
  3,200 Acceptance Insurance Cos., Inc.                16
 10,900 Alfa Corp.*                                   185
  1,326 Alleghany Corp.                               220
  2,224 American Annuity Group, Inc.                   38
  4,149 Amerus Life Holdings, Inc.                     83
  4,500 Argonaut Group, Inc.                           80
  3,600 Baldwin & Lyons, Inc.                          67
  3,700 Blanch (EW) Holdings, Inc.                     95
  3,025 Brown & Brown, Inc.                           141
  7,000 Commerce Group, Inc.                          190
  4,500 CNA Surety Corp.*                              56
 10,250 Crawford & Co.                                120
  4,099 Delphi Financial Group*                       137
  7,600 Enhance Financial Services Group              105
  1,500 Farm Family Holdings, Inc.*                    41
  3,600 FBL Financial Group, Inc.                      53
 15,294 Fidelity National Financial, Inc.             237
 15,350 First American Corp.*                         255
  2,700 FPIC Insurance Group, Inc.*                    35
  8,334 Frontier Insurance Group, Inc.                 10
 10,300 Gallagher, Arthur J. & Co.                    398
  3,700 Harleysville Group, Inc.                       62
 11,200 HCC Insurance Holdings, Inc.                  191
  2,800 HealthAxis, Inc.*                              15
  3,700 Hilb, Rogal & Hamilton Co.,                   116
 11,500 Horace Mann Educators                         196
  8,150 HSB Group, Inc.                               237
  1,900 Kansas City Life Insurance Co.                 57
  3,700 Landamerica Financial Group, Inc.              68
 10,800 Leucadia National Corp.                       281
  4,500 Liberty Corp                                  158
  3,800 Liberty Financial Cos.                         90
  1,200 Markel Corp.*                                 173
  6,487 Medical Assurance, Inc.*                       74
  1,200 Midland Co.                                    30
 13,200 MONY Group, Inc.                              489
    600 National Western Life Insurance*               44
 16,800 Ohio Casualty Corp.                           201
  1,600 Penn Treaty American Corp.*                    32
  2,300 Philadelphia Consolidated Holding Co.*         39
  3,500 Pico Holdings, Inc.*                           38
  4,900 PMA Capital Corp.*                             92


 Shares Description                                 Value
-----------------------------------------------------------
  6,500 Presidential Life Corp.                    $     95
  2,490 Professionals Group, Inc.*                       41
 10,173 Radian Group, Inc.                              560
 18,000 Reliance Group Holdings                          42
  2,181 RLI Corp.                                        79
  2,800 SCPIE Holdings, Inc.                             68
  7,300 Selective Insurance Group                       135
  3,900 StanCorp Financial Group                        124
  3,700 State Auto Financial Corp.                       42
  3,300 Stewart Information Services                     42
  4,700 Superior National Insurance Group, Inc.*        --
  4,550 Trenwick Group, Inc.                             68
  3,700 Triad Guaranty, Inc.*                            68
 10,600 UICI*                                            52
  3,900 Unistar Financial Services Corp.*                 3
  1,950 United Fire & Casualty Co.                       34
  4,800 W.R. Berkley Corp.                              106
  2,600 Zenith National Insurance Corp.                  62
                                                   --------
                                                      6,866
                                                   --------
 Investment Companies--0.1%
 19,200 Allied Capital Corp. Funds                      328
  3,100 Medallion Financial Corp.                        44
                                                   --------
                                                        372
                                                   --------
 Iron/Steel--0.4%
 36,606 Bethlehem Steel Corp.                           142
  5,100 Carpenter Technology                            106
  3,000 Cleveland-Cliffs, Inc.                           76
  2,100 Gibraltar Steel Corp.                            33
  6,600 Lone Star Technologies*                         350
 27,900 LTV Corp.                                        73
  5,600 National Steel Corp.                             29
  7,200 Oregon Steel Mills, Inc.                         16
  5,275 Reliance Steel & Aluminum                       110
  2,400 Rouge Industries, Inc.                           11
  3,793 Ryerson Tull, Inc.                               37
 11,900 Steel Dynamics, Inc.*                           111
                                                   --------
                                                      1,094
                                                   --------
 Leisure Time--0.4%
  2,800 American Classic Voyager                         53
 23,289 AMF Bowling, Inc.*                               22
  5,050 Arctic Cat, Inc.                                 54
  6,600 Bally Total Fitness Holding*                    152
 21,400 Callaway Golf Co.                               388
  2,500 Direct Focus, Inc.*                              80
  5,850 Family Golf Centers, Inc.*                        1
  5,200 Pegasus Solutions, Inc.*                         72
  6,700 Polaris Industries, Inc.                        201
  6,400 WMS Industries, Inc.                             79
                                                   --------
                                                      1,102
                                                   --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                            Value
------------------------------------------------------
 Lodging--0.3%
  8,900 Boca Resorts, Inc.*                   $     77
 15,100 Choice Hotels International, Inc.*         183
  4,300 Crestline Capital Corp.*                    77
 19,800 Extended Stay America, Inc.*               178
  6,700 Lodgian, Inc.                               15
  6,259 Marcus Corp.                                68
 13,300 Prime Hospitality Corp.                    115
  3,800 U.S. Franchise Systems, Inc.*               21
 37,700 Wyndham International, Inc.*                71
                                              --------
                                                   805
                                              --------
 Machinery-Construction & Mining--0.1%
  4,100 Astec Industries, Inc.*                    106
  5,200 CMI Corp.                                   19
 12,300 JLG Industries, Inc.                       120
  6,900 Terex Corp.                                110
                                              --------
                                                   355
                                              --------
 Machinery-Diversified--2.1%
  2,900 Advanced Energy Industries*                107
 16,600 AGCO Corp.                                 208
  5,270 Albany International Corp.                  75
  5,800 Applied Industrial Technology, Inc.        101
  8,300 Asyst Technologies, Inc.*                  335
  3,100 Brooks Automation, Inc.*                   123
  4,550 Chart Industries, Inc.                      20
  9,900 Cognex Corp.*                              535
  3,500 Columbus McKinnon Corp.                     48
  2,200 Detroit Diesel Corp.                        35
  4,800 Esterline Technologies Corp.                65
 10,578 Flowserve Corp.                            169
  7,000 FSI International, Inc.*                   101
  3,650 Gardner Denver, Inc.*                       64
  5,500 Gerber Scientific, Inc.                     66
  4,145 Graco, Inc.                                133
  6,300 Helix Technology Corp.                     215
  8,225 IDEX Corp.                                 275
 10,000 Imation Corp.*                             283
  6,700 Kulicke & Soffa Industries                 337
  3,450 Lindsay Manufacturing Co.                   65
  6,800 Magnetek, Inc.*                             57
  7,287 Manitowoc Co.                              238
  1,800 NACCO Industries                            68
  3,900 Nordson Corp.                              189
  7,700 Presstek, Inc.*                            146
  5,500 PRI Automation, Inc.*                      283
  2,148 Robbins & Myers, Inc.                       46
  3,300 Sauer, Inc.                                 28
  3,400 Specialty Equipment Cos., Inc.*             72
  7,014 SpeedFam-IPEC, Inc.*                        92
  7,800 Stewart & Stevenson Services               109
  2,500 Tennant Co.                                 89
  1,700 Thermo Fibertek, Inc.*                      10


 Shares Description                          Value
----------------------------------------------------
  4,350 Thomas Industries, Inc.             $     87
 11,900 UNOVA, Inc.*                             164
  6,900 Zebra Technologies Corp.*                331
                                            --------
                                               5,369
                                            --------
 Media--1.7%
  3,300 Ackerley Group, Inc.                      40
 12,000 ACTV, Inc.*                              146
  7,400 Citadel Communications Corp.*            296
  8,400 Cumulus Media, Inc.*                      96
 12,800 Emmis Communications Corp.*              437
  6,600 Entercom Communications Corp.*           300
  3,600 Gray Communication System                 41
    100 Grupo Televisa                             6
    900 IDG Books Worldwide, Inc.*                 8
  1,600 Information Holdings, Inc.*               39
 13,000 Journal Register Co.*                    169
 12,300 Lee Enterprises                          269
  2,800 On Command Corp.*                         45
  8,400 Paxson Communications Corp.*              65
  6,200 Pegasus Communications Corp.*            254
  5,700 Playboy Enterprises*                      75
  2,000 Pulitzer, Inc.                            80
  2,900 Radio One, Inc.*                         207
  2,175 Saga Communications, Inc.*                45
  4,000 Scholastic Corp.*                        213
  6,900 Sinclair Broadcast Group, Inc.*           57
  6,600 Sirius Satellite Radio, Inc.*            250
  4,500 Source Media, Inc.*                       24
  1,100 United Television, Inc.                  147
    500 Value Line, Inc.                          17
 19,400 Westwood One, Inc.                       644
  7,400 Worldpages.com, Inc.*                     52
  2,600 Young Broadcasting, Inc.*                 60
  4,500 Youthstream Media Networks, Inc.*         25
  7,400 Ziff-Davis, Inc.*                         62
                                            --------
                                               4,169
                                            --------
 Metal Fabricate/Hardware--0.8%
  1,900 Alltrista Corp.*                          47
  3,056 Castle (A.M.) & Co.                       38
  3,466 Commercial Metals Co.                     91
  6,300 Intermet Corp.                            43
  8,500 Kaydon Corp.                             198
  1,600 Lawson Products                           38
  5,000 Maverick Tube Corp.*                     176
  8,400 Metals USA, Inc.                          44
  9,600 Mueller Industries, Inc.*                282
  6,800 Precision Castparts Corp.                332
  4,000 Quanex Corp.                              59
 13,900 Timken Co.                               262
  4,800 Valmont Industries                        95
  3,500 Wolverine Tube, Inc.*                     58
 20,000 Worthington Industries                   243
                                            --------
                                               2,006
                                            --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


 Shares Description                         Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Metals-Diversified--0.3%
  4,600 Brush Engineered Materials, Inc.   $     80
  8,200 Kaiser Aluminum Corp.                    36
  1,300 Maxxam, Inc.*                            33
  4,200 RTI International Metals, Inc.           55
  7,000 Southern Peru Copper Corp.               88
 10,700 Stillwater Mining Co.*                  300
  4,900 Titanium Metals Corp.                    21
 25,300 USEC, Inc.                              117
                                           --------
                                                730
                                           --------
 Mining--0.1%
  7,500 AMCOL International Corp.               125
 36,700 Battle Mountain Gold Co.                 71
                                           --------
                                                196
                                           --------
 Miscellaneous Manufacturing--1.8%
  5,300 ABC-NACO, Inc.*                          33
  8,700 AptarGroup, Inc.                        231
  4,700 Barnes Group, Inc.                       78
  8,623 Blount International, Inc.*             118
  6,750 CLARCOR, Inc.                           119
  4,550 Cuno, Inc.*                             127
  6,400 Dexter Corp.                            277
 11,300 Donaldson Co., Inc.                     258
 12,700 Federal Signal Corp.                    245
  5,140 GenTek, Inc.                             69
  8,500 Griffon Corp.*                           52
 11,100 Harsco Corp.                            298
  4,100 Hexcel Corp.                             32
  4,600 Justin Industries                        80
  4,400 Lydall, Inc.                             46
 13,000 Mark IV Industries, Inc.                276
 10,300 Mascotech, Inc.                         133
  4,100 Matthews International Corp.            103
  4,113 Myers Industries, Inc.                   56
    800 NCH Corp.                                32
 13,530 Pittston Brink's Group                  205
 12,500 Polaroid Corp.                          240
  5,800 Polymer Group, Inc.                      42
  8,400 Roper Industries, Inc.                  296
  3,900 Scott Technologies, Inc.                 71
  5,900 Smith (A.O.) Corp.                      124
  3,528 SPS Technologies, Inc.*                 124
  3,200 Standex International Corp.              54
  5,400 Sturm Ruger & Co., Inc.                  54
  5,700 Tredegar Corp.*                         145
 11,000 Trinity Industries, Inc.                243
 11,794 WABTEC                                  133
                                           --------
                                              4,394
                                           --------


 Shares Description                            Value
------------------------------------------------------
 Office Furnishings--0.0%
    600 Compx International, Inc.             $     11
 11,400 Interface, Inc.                             49
  1,586 Virco Manufacturing                         17
                                              --------
                                                    77
                                              --------
 Office/Business Equipment--0.0%
  1,700 General Binding Corp.                       13
  1,800 Global Imaging Systems, Inc.*               16
                                              --------
                                                    29
                                              --------
 Oil & Gas Producers--2.9%
  3,000 Atwood Oceanics*                           164
  7,940 Barrett Resources Corp.*                   314
  4,000 Basin Exploration, Inc.*                    66
  2,600 Belco Oil & Gas Corp.*                      20
  5,100 Berry Petroleum                             80
  9,100 Brown (Tom), Inc.*                         199
  6,300 Cabot Oil & Gas Corp.                      157
 22,954 Chesapeake Energy Corp.                    132
 13,500 Cross Timbers Oil Co.                      274
 11,900 EEX Corp.                                   61
  3,500 Evergreen Resources, Inc.*                  96
  9,100 Forest Oil Corp.                           145
 49,800 Grey Wolf, Inc.*                           249
 42,800 Harken Energy Corp.*                        32
 13,800 Helmerich & Payne, Inc.                    514
  2,300 Houston Exploration Co.*                    58
  4,700 HS Resources, Inc.*                        158
 23,600 Key Energy Group*                          257
  5,456 Louis Dreyfus Natural Gas*                 175
 16,300 Marine Drilling Co., Inc.*                 469
  4,400 McMoRan Exploration Co.*                    68
  7,376 Meridian Resource Corp.*                    39
  5,700 Mitchell Energy & Development Corp.        166
 10,400 Newfield Exploration Co.*                  436
  4,400 Nuevo Energy Co.*                           85
 18,300 Parker Drilling Co.                        111
  9,100 Patterson Energy, Inc.*                    220
 26,900 Pioneer Natural Resources Co.              402
  4,700 Plains Resources, Inc.*                     72
 11,300 Pogo Producing Co.                         271
 16,900 Pride International, Inc.*                 430
  3,800 St. Mary Land & Exploration                137
  4,600 Stone Energy Corp.*                        283
  5,220 Swift Energy Co.*                          134
  8,900 Tesoro Petroleum Corp.                      91
 13,800 Valero Energy Corp.                        404
 12,400 Vintage Petroleum, Inc.                    295
  3,830 WD-40 Co.                                   74
                                              --------
                                                 7,338
                                              --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                               Value
---------------------------------------------------------
 Oil & Gas Services--1.2%
  1,700 CAL Dive International, Inc.*            $     78
  1,400 Carbo Ceramics, Inc.                           44
  2,600 Dril-Quip*                                    112
    328 Eagle Geophysical, Inc.*                      --
  8,104 Friede Goldman Halter, Inc.*                   68
 17,100 Global Industries Ltd.*                       301
  8,000 Hanover Compressor Co.*                       470
 12,700 Input/Output, Inc.*                           100
  4,500 IRI International Corp.*                       40
 13,600 National-Oilwell, Inc.*                       354
 19,260 Newpark Resources*                            161
  5,800 Oceaneering International, Inc.*              113
  3,700 RPC, Inc.                                      39
  3,100 Seacor Smit, Inc.*                            199
  6,700 Seitel, Inc.                                   57
  4,000 UTI Energy Corp.*                             171
 20,484 Varco International, Inc.*                    446
  7,200 Veritas DGC, Inc.*                            199
                                                 --------
                                                    2,952
                                                 --------
 Packaging & Containers--0.2%
    900 AEP Industries, Inc.                           15
  7,400 Earthshell Corp.*                              30
 14,900 Gaylord Container Corp.*                       60
  3,900 Graphic Packaging International Corp.*         13
  3,800 Greif Brothers Corp.                          118
  5,800 Ivex Packaging Corp.*                          52
    900 Liqui-Box Corp.                                45
 14,400 Longview Fibre Co.                            173
  3,000 Silgan Holdings, Inc.*                         28
  2,600 US Can Corp.*                                  43
                                                 --------
                                                      577
                                                 --------
 Pharmaceuticals--4.3%
  6,700 Abgenix, Inc.*                                529
  1,300 Accredo Health, Inc.*                          31
  5,300 Advance Paradigm, Inc.*                        82
  3,300 Algos Pharmaceuticals Corp.*                   41
 14,000 Alkermes, Inc.*                               513
  5,800 ALPHARMA, Inc.                                287
 13,500 Amerisource Health Corp.*                     329
  3,400 Anesta Corp.*                                  50
  3,700 Barr Laboratories, Inc.*                      200
  7,610 Bindley Western Industries                    145
  4,100 Biomatrix, Inc.*                               76
  4,174 Block Drug Co.                                116
  6,000 Carter-Wallace, Inc.                          120
 17,900 Celgene Corp.*                                658
  5,900 Cell Pathways, Inc.*                          118
  8,800 Cephalon, Inc.*                               455
  3,900 ChiRrex, Inc.*                                 68
  6,600 COR Therapeutics, Inc.*                       418
  5,800 Corixa Corp.*                                 185


 Shares Description                        Value
--------------------------------------------------
  4,800 Coulter Pharmaceutical, Inc.*     $     89
  6,400 Cygnus, Inc.*                           52
 12,400 Dura Pharmaceuticals, Inc.*            145
  6,100 Duramed Pharmaceuticals, Inc.*          31
     39 Elan Corp.*                              2
  4,400 Geltex Pharmaceuticals, Inc.*           86
 12,374 Gilead Sciences, Inc.*                 677
  6,600 Guilford Pharmaceuticals, Inc.*         92
  7,100 Hemispherx Biopharma, Inc.*             41
  3,566 Herbalife International, Inc.           31
  8,700 ImClone Systems*                       614
  9,900 Isis Pharmaceuticals, Inc.*             92
 15,425 Jones Pharma, Inc.                     562
  8,324 King Pharmaceuticals, Inc.*            445
  3,250 KV Pharmaceutical Co.*                  65
 14,558 Ligand Pharmaceuticals, Inc.*          156
  5,900 Macrochem Corp.*                        30
  1,700 Mannatech, Inc.*                         4
  7,900 Medicis Pharmaceutical*                369
  3,823 Natures Sunshine Products, Inc.         29
 15,400 NBTY, Inc.*                            245
  4,000 NCS Healthcare, Inc.*                    4
  3,500 Neurogen Corp.                          82
  4,600 PathoGenesis Corp.*                     69
  6,750 Patterson Dental Co.*                  344
 17,200 Perrigo Co.*                           103
  4,800 Pharmaceutical Resources, Inc.          29
  4,200 Pharmacyclics, Inc.*                   177
  1,200 Priority Healthcare Corp.*              61
  9,400 Rexall Sundown, Inc.*                  224
  4,400 Sangstat Medical Corp.*                117
  1,400 Schein Pharmaceutical, Inc.*            29
 25,200 SICOR, Inc.*                           216
  6,000 SuperGen, Inc.*                        142
  2,700 Syncor International Corp.*            133
  7,300 Theragenics Corp.*                      65
  9,100 Triangle Pharmaceuticals, Inc.*         57
  5,900 Twinlab Corp.*                          42
  7,200 Vertex Pharmaceuticals, Inc.*          532
  6,100 Veterinary Centers of America*          83
                                          --------
                                            10,787
                                          --------
 Pipelines--0.2%
  9,200 Equitable Resources, Inc.              458
  7,300 TransMontaigne, Inc.*                   49
  4,200 Western Gas Resources, Inc.             95
                                          --------
                                               602
                                          --------
 Real Estate--0.4%
  3,700 Castle & Cooke, Inc.*                   69
  5,700 CB Richard Ellis, Inc.*                 57
  4,400 Forest City Enterprises, Inc.          130
  2,162 Getty Realty Corp.                      24
  5,033 Insignia Financial Group, Inc.*         57

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


 Shares Description                             Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Real Estate--Continued
  8,500 Jones Lang LaSalle, Inc.*              $    131
  6,700 LNR Property Corp.                          130
 10,200 Security Capital Group, Inc.*               170
  6,600 Trammell Crow Co.*                           83
  4,600 Wellsford Real Properties, Inc.*             37
                                               --------
                                                    888
                                               --------
 Real Estate Investment Trusts--5.0%
    970 Alexander's, Inc.*                           65
  3,400 Alexandria Real Estate Equities             115
  5,000 American Indust Properties                   63
  4,100 Amli Residential Properties                  94
  4,300 Associated Estates Realty                    28
  5,600 Bedford Property Investors                  100
  4,800 Boykin Lodging Co.                           67
  6,303 Bradley Real Estate, Inc.                   136
  9,500 Brandywine Realty Trust                     168
 12,524 BRE Properties, Inc.                        337
  9,000 Burnham Pacific Property, Inc.               58
 11,300 Cabot Industrial Trust                      219
 10,833 Camden Property Trust                       304
  5,800 Capital Automotive                           83
  6,486 Capstead Mortgage Corp.                      51
  6,300 CBL & Associates Properties                 153
  6,700 Center Trust, Inc.                           42
  5,800 Centerpoint Properties Corp.                213
  6,000 Chateau Communities, Inc.                   163
  4,400 Chelsea GCA Realty, Inc.                    149
  6,100 Colonial Properties Trust                   159
  8,400 Commercial Net Lease Realty                  90
 10,900 Cornerstone Realty Income Trust             110
  6,800 Cousins Properties, Inc.                    261
  6,400 Crown American Realty                        34
 16,500 Developers Diversified Realty               238
  4,300 Eastgroup Properties                         92
  4,200 Entertainment Properties Trust               57
 10,200 Equity Inns, Inc.                            68
  5,000 Essex Property Trust, Inc.                  199
 11,100 Federal Realty Investment Trust             244
 10,600 First Industrial Realty Trust               308
  2,500 First Washington Realty Trust                52
  6,800 Gables Residential Trust                    167
  8,700 Glenborough Realty Trust, Inc.              135
  6,600 Glimcher Realty Trust                        89
  2,300 Golf Trust of America                        38
  4,500 Great Lakes Reit, Inc.                       76
 13,922 Health Care Property Investors, Inc.        372
  8,000 Health Care Reit, Inc.                      130
 11,199 Healthcare Realty Trust, Inc.               186
  5,600 Home Properties of New York, Inc.           160
 14,100 Hospitality Properties Trust                324
  9,700 Innkeepers USA Trust                         87


 Shares Description                                    Value
--------------------------------------------------------------
  9,200 IRT Property Co.                              $     74
  9,450 JDN Realty Corp.                                   101
  3,300 JP Realty, Inc.                                     60
  7,300 Kilroy Realty Corp.                                167
  7,500 Koger Equity, Inc.                                 134
  8,700 Konover Property Trust                              49
  3,700 LaSalle Hotel Properties                            52
  4,800 Lexington Corporate Properties Trust                53
  7,600 LTC Properties, Inc.                                47
  8,400 Macerich Co. (The)                                 183
  5,300 Manufactured Home Communities, Inc.                128
 13,242 Meristar Hospitality Corp.                         252
  3,800 MGI Properties, Inc.                                 9
  4,900 Mid-America Apartment Communities, Inc.            115
  4,200 Mills Corp.                                         74
  3,400 National Golf Properties, Inc.                      69
  6,800 National Health Investors                           70
 12,900 Nationwide Health Properties, Inc.                 177
  5,518 Omega Healthcare Investors                          27
  5,000 Pacific Gulf Properties, Inc.                      116
  2,500 PAN Pacific Retail Properties, Inc.                 50
  2,800 Parkway Properties, Inc.                            84
  3,300 Pennsylvania Real Estate Invest Trust               58
  9,100 Pinnacle Holdings, Inc.                            446
 10,500 Prentiss Properties Trust                          252
  2,500 Prime Group Realty Trust                            38
 12,097 Prime Retail, Inc.                                  19
  6,500 PS Business Parks, Inc.                            155
  7,500 Realty Income Corp.                                177
 11,300 Reckson Associates Realty                          248
  2,100 Redwood Trust, Inc.                                 28
  9,400 Regency Realty Corp.                               198
  6,900 RFS Hotel Investors, Inc.                           83
  3,000 Saul Centers, Inc.                                  47
  8,200 Shurgard Storage Centers, Inc.                     188
  6,000 SL Green Realty Corp.                              146
  5,500 Smith (Charles E.) Residential Realty, Inc.        208
  3,400 Sovran Self Storage, Inc.                           71
  7,800 Storage USA, Inc.                                  234
  5,900 Summit Properties, Inc.                            125
  4,900 Sun Communities, Inc.                              159
  1,500 Tanger Factory Outlet Centers, Inc.                 35
  9,600 Taubman Centers, Inc.                              104
  6,000 Thornburg Mortgage, Inc.                            48
  4,400 Town & Country Trust                                72
 28,800 United Dominion Realty Trust                       310
  2,800 Urban Shopping Centers, Inc.                        94
 15,200 Ventas, Inc.                                        58
 10,000 Washington Real Estate Investment Trust            169
  7,500 Weingarten Realty Investors                        305
  4,800 Western Properties Trust                            53
  8,100 Westfield America, Inc.                            120
                                                      --------
                                                        12,623
                                                      --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                             Value
-------------------------------------------------------
 Retail--3.8%
  8,000 7-Eleven, Inc.*                        $    134
  3,357 99 Cents Only Stores*                       121
  9,100 Advantica Restaurant Group, Inc.*             7
  8,200 Ames Department Stores, Inc.*                97
  5,500 AnnTaylor Stores Corp.*                     143
  6,600 Applebees International, Inc.               212
  4,812 Avado Brands, Inc.                            7
  8,400 barnesandnoble.com, Inc.*                    78
    700 BEBE Stores, Inc.*                            6
  7,000 Beyond.com Corp.*                            11
 10,700 Bob Evans Farms                             146
 10,000 Bombay Co., Inc. (The)                       32
 21,800 Borders Group, Inc.*                        307
  5,100 Brown Shoe Co., Inc.                         61
  2,200 Buckle, Inc.*                                30
 11,640 Buffets, Inc.*                              135
  4,980 Burlington Coat Factory Warehouse            63
 14,100 Casey's General Stores, Inc.                167
  7,000 Cash America International, Inc.             72
  4,300 Cato Corp.                                   53
 16,400 CBRL Group, Inc.                            238
  4,707 CDnow, Inc.*                                 14
  7,475 CEC Entertainment, Inc.*                    172
 27,500 Charming Shoppes, Inc.                      162
  1,200 Cheap Tickets, Inc.*                         15
  4,900 Cheesecake Factory (The)*                   195
  3,700 Chico's FAS, Inc.*                           67
  4,700 Childrens Place*                             90
 14,500 CKE Restaurant, Inc.                         48
    700 Coldwater Creek, Inc.*                       16
  6,686 Consolidated Products, Inc.                  66
 10,200 Copart, Inc.*                               181
  5,725 Cost Plus, Inc.*                            167
  1,400 Creative Computers, Inc.*                     6
  5,300 CSK Auto Corp.*                              80
  4,000 Cyberian Outpost, Inc.*                      17
  3,300 Dave & Buster's, Inc.*                       23
  2,300 David's Bridal, Inc.*                        25
  1,000 DEB Shops, Inc.                              12
  2,000 Delia*s, Inc.*                                5
  2,500 Discount Auto Parts*                         25
  4,200 Dress Barn, Inc.*                            90
  4,900 Duane Reade, Inc.*                          147
  6,733 Egghead.com, Inc.*                           23
  1,500 Electronics Boutique Holdings Corp.*         21
  3,500 Factory 2-U Stores, Inc.*                   123
  1,000 Fatbrain.com, Inc.*                           7
  4,800 Finish Line*                                 34
  5,200 Footstar, Inc.*                             187
  6,300 Genesco, Inc.*                               97
  1,400 Global Sports, Inc.*                          8
  5,200 Goody's Family Clothing, Inc.*               28
  4,600 Group 1 Automotive, Inc.*                    53


 Shares Description                              Value
--------------------------------------------------------
  6,200 Guitar Center, Inc.*                    $     80
  5,900 Gymboree Corp.*                               17
 33,500 Hanover Direct, Inc.*                         52
  4,700 Haverty Furniture                             53
 16,900 Heilig-Meyers Co.                             29
  8,900 Hollywood Entertainment Corp.*                61
  9,300 Homebase, Inc.*                               17
  5,600 IHOP Corp.*                                   99
  5,975 Insight Enterprises, Inc.*                   271
  7,900 Intertan, Inc.*                               83
 11,500 Jack in the Box, Inc.*                       285
  4,500 Jo-Ann Stores, Inc.                           43
    400 Kenneth Cole Productions, Inc.*               13
  7,200 Landry's Seafood Restaurant                   56
  3,800 Lands' End, Inc.*                            117
  2,100 Lithia Motors, Inc.*                          25
  7,500 Lone Star Steakhouse & Saloon                 79
  6,300 Luby's, Inc.                                  55
  7,128 Men's Wearhouse, Inc.*                       142
  7,800 Michaels Stores, Inc.*                       334
  2,500 Movado Group, Inc.                            24
  7,500 MSC Industrial Direct Co.                    173
  7,900 Musicland Stores Corp.*                       58
  2,700 NPC International, Inc.*                      25
  3,900 O'Charley's, Inc.*                            54
 31,400 OfficeMax, Inc.*                             171
  9,500 O'Reilly Automotive, Inc.*                   129
  1,700 P.F. Chang's China Bistro, Inc.*              55
  7,762 Pacific Sunwear of California*               125
  5,350 Papa John's International, Inc.*             134
  1,500 PC Connection, Inc.*                          61
 12,900 Pep Boys-Manny Moe & Jack                     92
  5,850 Petco Animal Supplies, Inc.*                 111
 31,200 PETsMart, Inc.*                               94
 27,000 Pier 1 Imports, Inc.                         230
  2,900 Rare Hospitality International, Inc.*         79
  8,300 Regis Corp.                                  100
  3,700 Restoration Hardware, Inc.*                   23
 17,200 Ruby Tuesday, Inc.                           170
 10,000 Ryan's Family Steak Houses, Inc.*             90
  4,900 School Specialty, Inc.*                       79
  2,300 Shoe Carnival, Inc.*                          17
  7,400 Shop At Home, Inc.*                           31
  8,500 Shopko Stores, Inc.                          156
  2,100 Smart & Final, Inc.                           17
  5,050 Sonic Corp.*                                 140
  4,500 Spiegel, Inc.                                 34
  7,800 Stein Mart, Inc.*                             61
 10,800 Sunglass Hut International, Inc.*             65
  9,900 Systemax, Inc.*                               67
  3,200 Talbots, Inc.                                183
  1,900 Tractor Supply Co.*                           29
  9,050 Trans World Entertainment*                    91
  3,900 Travelocity.com*                              69

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


 Shares Description                                Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Retail--Continued
  2,200 Tuesday Morning Corp.*                    $     23
  3,000 Tweeter Home Entertainment Group, Inc.*         87
  5,800 United Auto Group, Inc.*                        52
  3,700 United Retail Group, Inc.*                      30
  2,800 Urban Outfitters, Inc.*                         25
 10,300 US Office Products Co.*                         10
  2,800 Value America, Inc.*                             4
  4,000 Value City Department Stores, Inc.*             40
  2,200 West Marine, Inc.*                              18
  3,000 Wet Seal, Inc.*                                 34
  4,400 Whitehall Jewellers, Inc.*                      57
                                                  --------
                                                     9,652
                                                  --------
 Savings & Loans--1.5%
  2,700 Alliance Bancorp                                48
  7,100 Anchor Bancorp Wisconsin, Inc.                 109
  1,800 Andover Bancorp, Inc.                           52
  9,100 Bank United Corp.                              326
 11,800 BankAtlantic Bancorp, Inc.                      67
  3,600 Brookline Bancorp, Inc.                         35
 24,400 Capitol Federal Financial                      267
  5,400 CFS Bancorp, Inc.                               43
  3,054 Commonwealth Bancorp, Inc.                      35
  3,500 Dime Community Bancshares                       57
  5,706 Downey Financial Corp.                         170
  4,200 First Federal Capital Corp.                     45
  3,700 First Financial Holdings, Inc.                  58
  2,557 First Indiana Corp.                             45
  3,400 First Niagara Financial Group, Inc.             31
 10,095 First Sentinel Bancorp, Inc.                    79
  3,120 First Washington Bancorp, Inc.                  45
  5,000 FirstFed Financial Corp.                        67
  2,000 Flagstar Bancorp, Inc.                          19
  3,506 Harbor Florida Bancshares, Inc.                 37
  2,400 Harris Financial, Inc.                          15
  4,600 Hudson River Bancorp                            45
 18,700 Independence Community Bank                    250
 19,100 IndyMac Mortgage Holdings, Inc.                249
  6,588 MAF Bancorp, Inc.                              130
  6,700 Net.B@nk, Inc.*                                 71
  4,100 Northwest Bancorp, Inc.                         31
  3,500 OceanFirst Financial Corp.                      59
 10,500 Ocwen Financial Corp.*                          60
  3,700 PFF Bancorp, Inc.                               51
  4,650 Queens County Bancorp, Inc.                     92
  8,600 Richmond County Financial Corp.                161
  7,300 Seacoast Financial Services Corp.               64
  2,400 St. Francis Capital Corp.                       33
 10,400 Staten Island Bancorp, Inc.                    176
 10,500 United Community Financial Corp.                62


 Shares Description                          Value
----------------------------------------------------
 15,300 Washington Federal, Inc.            $    313
 11,900 Webster Financial Corp.                  274
                                            --------
                                               3,771
                                            --------
 Semiconductors--5.7%
  6,000 Actel Corp.*                             175
  6,800 Alliance Semiconductor Corp.*            169
  9,400 Alpha Industries                         433
  4,600 American Xtal Technology, Inc.*          159
 26,500 Amkor Technology, Inc.*                1,186
  6,100 ATMI, Inc.*                              234
 10,712 Burr-Brown Corp.*                        610
 11,300 C-Cube Microsystems, Inc.*               194
 18,300 Cirrus Logic, Inc.*                      318
  7,900 Cree, Inc.*                              960
 31,600 Cypress Semiconductor Corp.*           1,329
 16,700 Dallas Semiconductor Corp.               668
  1,300 Dupont Photomasks, Inc.*                  75
  5,600 Electroglas, Inc.*                       148
  2,800 Emcore Corp.*                            181
  7,300 ESS Technology*                           96
  4,900 Exar Corp.*                              337
  8,700 General Semiconductor, Inc.              137
  1,900 Hi/fn, Inc.*                              55
 14,000 International Rectifier Corp.*           578
  8,800 Kopin Corp.*                             624
 33,900 Lam Research Corp.*                    1,089
 13,000 Lattice Semiconductor Corp.*             771
 13,000 LTX Corp.*                               340
  9,300 MEMC Electronics Materials*              142
  3,300 MIPS Technologies, Inc.*                  83
  1,900 MKS Instruments, Inc.*                    75
  6,000 Photronics, Inc.*                        144
  6,437 Pioneer Standard Electronics              77
  3,600 PLX Technology, Inc.*                     91
  8,900 Semtech Corp.*                           496
  9,300 Silicon Valley Group, Inc.*              248
  1,600 Siliconix, Inc.*                          99
 11,100 Transwitch Corp.*                        695
  8,300 Triquint Semiconductor, Inc.*            783
  6,000 Ultratech Stepper, Inc.*                  84
  8,600 Varian Semiconductor Equipment*          410
                                            --------
                                              14,293
                                            --------
 Shipbuilding--0.1%
  8,500 Newport News Shipbuilding                281
                                            --------
 Software--8.3%
  4,800 24/7 Media, Inc.*                         68
  5,800 3Dfx Interactive, Inc.*                   43
  1,200 About.com, Inc.*                          49
 11,800 Acclaim Entertainment, Inc.*              28
  7,100 Activision, Inc.*                         44
  7,000 Actuate Corp.*                           162
  2,400 Advantage Learning Systems, Inc.*         31

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

    -
 Shares Description                        Value
--------------------------------------------------
  7,100 Advent Software, Inc.*            $    267
  3,800 Allaire Corp.*                         158
 11,600 American Management Systems*           434
  4,540 Applied Graphics Technologies*          16
  1,400 Applied Theory Corp.*                   24
  6,900 Ashton Technology Group*                22
 13,600 Aspect Development, Inc.*              796
  7,300 Aspen Technology, Inc.*                151
  2,600 Autobytel.com, Inc.*                    19
  2,000 Autoweb.com, Inc.*                       6
  6,400 Avid Technology, Inc.*                  64
  7,200 AVT Corp.*                              65
  3,100 Barra, Inc.*                           137
 10,400 BindView Development Corp.*             72
  2,000 Bottomline Technologies, Inc.*          61
  5,000 Brio Technology, Inc.*                  71
 49,700 BroadVision, Inc.*                   1,780
  2,000 CAIS Internet, Inc.*                    28
  6,200 CCC Information Services Group*         61
  7,300 Cerner Corp.*                          167
  9,670 Choicepoint, Inc.*                     391
 14,400 Concentric Network Corp.*              644
  4,500 Concord Communications, Inc.*          112
  3,800 Concur Technologies, Inc.*              19
  5,200 Cybercash, Inc.*                        23
  4,600 Datastream Systems, Inc.*               46
  8,450 Dendrite International, Inc.*          213
  4,400 Digital River, Inc.*                    49
  4,400 Documentum, Inc.*                      242
  1,800 EarthWeb, Inc.*                         18
 10,200 Eclipsys Corp.*                         71
  2,500 eFax.com*                                3
 17,800 eLOT, Inc.*                             48
  3,400 Engineering Animation, Inc.*            33
 11,523 Epicor Software Corp.*                  41
  6,700 ePresence, Inc.*                        55
  1,600 eShare Technologies, Inc.*              10
  3,200 Excalibur Technologies Corp.*           92
  6,500 Exchange Applications, Inc.*            89
  2,800 Fair, Isaac & Co., Inc.                118
  1,800 Fidelity Holdings, Inc.*                 5
  9,500 Filenet Corp.*                         200
  2,700 Flashnet Communications, Inc.*          10
  4,800 Globix Corp.*                          109
  6,400 Go2net, Inc.*                          292
  3,100 Great Plains Software, Inc.*           129
 10,000 GT Interactive Software Corp.*          21
 11,075 Harbinger Corp.*                       165
  3,100 HearMe*                                 19
  7,000 HNC Software*                          287
  8,985 Hyperion Solutions Corp.*              282
  4,000 IDX Systems Corp.*                      59
  5,500 IMRglobal Corp.*                        91
  9,100 Infocure Corp.*                         40

    -
 Shares Description                           Value
-----------------------------------------------------
  5,200 Informatica Corp.*                   $    209
  8,100 Information Resources, Inc.*               41
 75,100 Informix Corp.*                           544
  6,500 InfoUSA, Inc.*                             33
  3,250 Inspire Insurance Solutions, Inc.*         11
  1,000 Interact Commerce Corp.*                   15
  5,900 Inter-Tel, Inc.                            84
  4,000 Intraware, Inc.*                           45
  1,300 iTurf, Inc.*                                4
  4,600 iVillage, Inc.*                            36
  5,800 JDA Software Group, Inc.*                  89
  1,800 Juno Online Services, Inc.*                15
  2,800 Launch Media, Inc.*                        24
 12,800 Learn2.com, Inc.*                          24
  5,700 Manugistics Group, Inc.*                  166
  4,900 Mapics, Inc.*                              25
  1,500 MapQuest.com, Inc.*                        24
    900 Marketwatch.com, Inc.*                     19
  1,000 Media Metrix*                              28
  6,000 Mediconsult.com, Inc.*                      9
  4,300 Mercator Software, Inc.*                  128
 22,100 Mercury Interactive Corp.*              1,873
  9,000 MessageMedia, Inc.*                        27
  5,800 Micromuse, Inc.*                          577
 23,200 MicroStrategy, Inc.*                      442
  8,273 Midway Games, Inc.*                        54
  4,000 Multex.com, Inc.                           55
  6,725 National Instruments Corp.*               245
  9,000 NBC Internet, Inc.*                       179
  7,100 Neomagic Corp.*                            22
  1,900 Neon Systems, Inc.*                        40
  3,500 Net Perceptions, Inc.*                     52
  1,700 Netobjects*                                13
  2,200 Netopia, Inc.*                             74
  4,800 NVIDIA Corp.*                             548
  1,200 Omega Research, Inc.*                       4
  5,700 OneMain.com, Inc.*                         41
  5,100 OnHealth Network Co.*                      12
  3,700 Onyx Software Corp.*                       63
  9,400 Open Market, Inc.*                        100
    700 PCOrder.com, Inc.*                          5
  8,100 Pegasystems, Inc.*                         49
 14,400 Peregrine Systems, Inc.*                  299
  7,766 Per-Se Technologies, Inc.*                 50
  4,400 Pervasive Software, Inc.*                  22
  6,600 Phoenix Technologies Ltd.*                119
 10,900 Pinnacle Systems, Inc.*                   262
  9,900 Policy Management Systems Corp.*          101
  1,300 Private Business, Inc.*                     2
  4,100 Probusiness Services, Inc.*               109
  9,200 Progress Software Corp.*                  139
  3,700 Project Software & Development*            80
  5,900 Proxicom, Inc.*                           271
  7,100 Quadramed Corp.*                           16

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)

    -
 Shares Description                              Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Software--Continued
 11,400 Rare Medium Group, Inc.*                $    155
  4,474 Razorfish, Inc.*                              70
  7,000 Remedy Corp.*                                291
 14,223 S1 Corp.*                                    478
  8,000 Saga Systems, Inc.*                          118
  4,300 Sagent Technology, Inc.*                      34
  3,600 Sanchez Computer Associates*                  61
  5,100 Santa Cruz Operation, Inc.*                   21
  2,500 Schawk, Inc.                                  20
  3,750 Serena Software, Inc.*                       107
    136 Simione Central Hldgs, Inc.*                 --
    526 Siti-Sites.com, Inc.*                        --
  7,500 Softnet Systems*                              80
  5,000 SportsLine.com, Inc.*                         57
  2,400 SPSS, Inc.*                                   60
  4,600 Spyglass, Inc.*                              143
  3,000 SS&C Technologies, Inc.*                      15
 10,200 Structural Dynamics Research*                116
  1,000 Sunquest Information Systems*                  7
  6,800 SVI Holdings, Inc.*                           52
 25,000 Sybase, Inc.*                                477
  3,600 Telescan, Inc.*                               26
  1,300 Tenfold Corp*                                 23
  3,600 Theglobe.com, Inc.*                            6
  1,600 TheStreet.com, Inc.*                          10
  4,950 THQ, Inc.*                                    48
  9,100 Transaction Systems Architects, Inc.*        110
  1,400 Unigraphics Solutions, Inc.*                  33
  6,475 USinternetworking, Inc.*                     116
  8,700 Verity, Inc.*                                294
 19,900 VerticalNet, Inc.*                           638
  6,000 WAVO Corp.*                                    7
  3,800 WebTrends Corp.*                              97
 14,637 Wind River Systems*                          531
  3,100 Worldgate Communications*                     45
  3,800 Ziff-Davis, Inc.--ZDNet*                      37
  4,300 Zixit Corp.*                                 112
                                                --------
                                                  20,863
                                                --------
 Telecommunication Equipment--3.9%
  5,600 ADTRAN, Inc.*                                345
 20,400 Advanced Fibre Communication*                938
  7,000 Advanced Radio Telecom Corp.*                 72
  7,800 Allen Telecom, Inc.                          125
 22,900 Andrew Corp.*                                804
  6,900 Antec Corp.*                                 347
  4,600 Aware, Inc.*                                 204
  6,900 C-COR.net Corp.*                             152
  2,700 Carrier Access Corp.*                        100
  4,800 Com21, Inc.*                                  95
 13,500 Commscope, Inc.*                             521
 19,000 Digital Microwave Corp.*                     531

    -
 Shares Description                                 Value
-----------------------------------------------------------
 17,800 Glenayre Technologies, Inc.*               $    146
 14,678 Harmonic, Inc.*                                 656
 14,900 Interdigital Communications Corp.*              239
  7,400 International Fibercom, Inc.*                   106
  2,300 IPC Communications, Inc.*                       311
 13,800 MRV Communications, Inc.*                       367
  6,000 Network Equipment Technologies, Inc.*            64
  4,200 North Pittsburgh Systems, Inc.                   51
  1,500 Northeast Optic Network, Inc.*                   51
    700 Optical Cable Corp.*                             17
 21,500 P-Com, Inc.*                                    158
 26,100 Paging Network, Inc.*                            17
 19,300 Pairgain Technologies, Inc.*                    554
 11,400 Picturetel Corp.*                                36
  4,600 Plantronics, Inc.*                              393
 12,000 Powerwave Technologies, Inc.*                   650
  3,500 Proxim, Inc.*                                   305
  2,839 Superior Telecom, Inc.                           31
  7,900 Tekelec*                                        261
 11,300 Terayon Corp.*                                  627
  3,300 Tut Systems, Inc.*                              171
 10,400 WebLink Wireless, Inc.*                          66
  4,900 Westell Technologies, Inc.*                      80
 16,900 World Access, Inc.*                             177
                                                   --------
                                                      9,768
                                                   --------
 Telecommunications--2.0%
  9,000 Adaptive Broadband Corp.*                       238
  5,200 Adelphia Business Solutions, Inc.*              116
  3,100 Arguss Communications, Inc.*                     51
 14,300 Aspect Communications Corp.*                    574
  9,300 Caprock Communications Corp.*                   186
  2,866 Commonwealth Telephone Enterprises, Inc.        132
  5,200 CT Communications, Inc.                         166
  3,850 CTC Communications Group, Inc.*                  95
 14,500 e.spire Communications, Inc.*                    55
  2,400 Electric Lightwave, Inc.*                        42
 10,700 General Communication*                           52
 13,600 ICG Communications, Inc.*                       256
  5,600 IDT Corp.*                                      182
  1,600 Inet Technologies, Inc.*                         64
 13,600 ITC Deltacom, Inc.*                             247
    900 Latitude Communications*                         10
  7,100 Leap Wireless International, Inc.*              312
  5,700 Mastec, Inc.*                                   390
  4,300 Metricom, Inc.*                                  96
  6,300 MGC Communications, Inc.*                       258
  5,200 Motient Corp.*                                   47
  4,100 Pacific Gateway Exchange, Inc.*                  13
  7,200 Powertel, Inc.*                                 603
 12,725 Price Communications Corp.*                     290
 13,100 PTEK Holdings, Inc.*                             45
 10,100 Star Telecommunications, Inc.*                   22

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                               Value
---------------------------------------------------------
 11,500 Talk.com, Inc.*                          $     79
  2,900 US LEC Corp.*                                  55
  2,048 VoiceStream Wireless Corp.*                   234
  2,600 West Teleservices Corp.*                       68
                                                 --------
                                                    4,978
                                                 --------
 Telephone--0.3%
  3,600 CFW Communications Co.                        138
 13,700 Intermedia Communications*                    342
  8,100 Primus Telecommunications Group, Inc.*        212
  4,212 Viatel, Inc.*                                 105
                                                 --------
                                                      797
                                                 --------
 Textiles--0.1%
  4,200 DAN River, Inc.*                               21
  5,350 G & K Services, Inc.                          134
  4,397 Guilford Mills, Inc.                           29
  2,500 Pillowtex Corp.                                12
  3,000 Springs Industries, Inc.                      142
  3,000 UniFirst Corp.                                 24
                                                 --------
                                                      362
                                                 --------
 Tobacco--0.1%
 12,400 DIMON, Inc.                                    28
  8,600 Universal Corp.                               199
  3,435 Vector Group Ltd.                              39
                                                 --------
                                                      266
                                                 --------
 Toys, Games, & Hobbies--0.2%
  4,100 Action Performance Cos., Inc.*                 33
 14,800 Boyds Collection Ltd.*                        141
  4,100 Department 56*                                 37
  4,350 Jakks Pacific, Inc.*                           63
  2,300 Marvel Enterprises, Inc.*                      10
  3,000 Racing Champions Corp.*                         5
 12,200 Topps Co. (The)                               127
                                                 --------
                                                      416
                                                 --------
 Transportation--1.5%
 13,600 Airborne Freight Corp.                        274
 11,800 Alexander & Baldwin, Inc.                     273
  6,100 American Freightways Corp.*                    91
  5,300 Arnold Industries, Inc.                        61
  3,950 Atlas Air, Inc.*                              128
 11,800 C.H. Robinson Worldwide, Inc.                 530
  3,500 Circle International Group                     66
  5,500 Consolidated Freightways Corp.*                25
  2,100 Covenant Transport, Inc.*                      22
  4,250 EGL, Inc.*                                    102
  8,700 Florida East Coast Industries                 418
  3,950 Forward Air Corp.*                            126
  5,500 Fritz Cos., Inc.*                              58
  4,039 Heartland Express, Inc.*                       74
  1,700 HUB Group, Inc.*                               22
  6,000 Hunt (JB) Transprt Services, Inc.              96


 Shares Description                        Value
--------------------------------------------------
  6,800 Kirby Corp.                       $    150
  1,800 Knight Transportation, Inc.*            27
  2,500 Landstar System, Inc.*                 133
  2,500 MS Carriers, Inc.*                      48
  5,900 Offshore Logistics, Inc.                83
  7,000 Overseas Shipholding Group             162
  3,500 Roadway Express, Inc.                   75
 10,075 Swift Transportation Co., Inc.*        142
  7,350 USFreightways Corp.*                   202
  1,900 US Xpress Enterprises, Inc.*            13
  8,512 Werner Enterprises, Inc.               103
 14,300 Wisconsin Central Transport*           186
  7,000 Yellow Corp.*                          115
                                          --------
                                             3,805
                                          --------
 Trucking & Leasing--0.1%
  2,400 Amerco, Inc.*                           40
  3,600 Interpool, Inc.                         29
 13,000 Rollins Truck Leasing Corp.            123
  3,700 Xtra Corp.                             167
                                          --------
                                               359
                                          --------
 Water--0.4%
  2,500 American States Water Co.               75
  3,326 California Water Service Group          78
  2,400 E'town Corp.                           159
  9,933 Philadelphia Suburban Corp.            246
    600 SJW Corp.                               68
  7,752 United Water Resources, Inc.           270
                                          --------
                                               896
--------------------------------------------------
 TOTAL COMMON STOCKS (Cost $240,440)       245,195
--------------------------------------------------
 PREFERRED STOCKS--0.0%
 Health Care--0.0%
    135 Mediq Co., Class A                      --
                                          --------
 Home Furnishing--0.0%
  3,600 O'Sullivan Industries Holdings           2
                                          --------
 Real Estate Investment Trusts--0.0%
  4,300 US Restaurants Properties, Inc.         43
--------------------------------------------------
 TOTAL PREFERRED STOCKS (Cost $87)              45
--------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)

  Shares/
 Principal
  Amount   Description                               Value
-------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 RIGHTS--0.0%
       76  Alpha 1 Biomedicals, Inc.*               $     --
       24  Score Board, Inc.*                             --
   11,000  Elan Corp PLC*                                  6
-------------------------------------------------------------
 TOTAL RIGHTS (Cost $0)                                    6
-------------------------------------------------------------
 WARRANTS--0.0%
       57  PE Corp., Exp. 9-11-03*                         2
      914  Sunbeam Corp, Exp. 8-24-03                      1
-------------------------------------------------------------
 TOTAL WARRANTS (Cost $0)                                  3
-------------------------------------------------------------
 OTHER INVESTMENTS--0.0%
    2,000  Escrow CFS Group, Inc.*                        --
    1,400  Escrow Millicom Inc.*                          --
      900  Escrow Northeast Bancorp, Inc.*                --
    1,420  Escrow Strawbridge & Clothier*                 --
-------------------------------------------------------------
 TOTAL OTHER INVESTMENTS (Cost $0)                        --
-------------------------------------------------------------
 SHORT-TERM INVESTMENTS--2.5%
           Sun Trust Bank, Atlanta, Grand Cayman,
           Eurodollar Time Deposit
 $  5,387  6.813% Due 6/1/00                           5,387
           U.S. Treasury Bill #
    1,040  4.68% Due 6/22/00                           1,036
-------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS (Cost $6,423)            6,423
-------------------------------------------------------------
 TOTAL INVESTMENTS--100.0%
  (Cost $246,950)                                   $251,672
-------------------------------------------------------------
 Liabilities, less other assets--0.0%                    (68)
-------------------------------------------------------------
 NET ASSETS--100.0%                                 $251,604
-------------------------------------------------------------
-------------------------------------------------------------

OPEN FUTURES CONTRACTS:

  Type of       Number of     Notional     Contract      Contract      Unrealized
 Contracts      Contracts      Amount      Position     Expiration        Loss
---------------------------------------------------------------------------------
Russell 2000       27          $6,419        Long       June, 2000       $(779)
---------------------------------------------------------------------------------

*Non-income producing security.

#Security pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


  Shares  Description                            Value
-------------------------------------------------------
                         Small Company Growth Portfolio
 COMMON STOCKS--95.9%
 Advertising--1.8%
    5,500 Lamar Advertising Co.*                $   221
                                                -------
 Banks--1.1%
    4,000 Silicon Valley Bancshares*                131
                                                -------
 Beverages--1.2%
    2,500 Coors (Adolph), Class B                   141
                                                -------
 Biotechnology--1.1%
    1,900 Inhale Therapeutic Systems, Inc.*         138
                                                -------
 Building Materials--1.4%
    9,000 U.S. Aggregates, Inc.                     169
                                                -------
 Chemicals--1.3%
    5,400 Spartech Corp.                            160
                                                -------
 Commercial Services--3.9%
    6,400 ITT Educational Services, Inc.            106
    4,300 Plexus Corp.*                             359
                                                -------
                                                    465
                                                -------
 Computers--1.7%
    4,400 National Computer Systems, Inc.           200
                                                -------
 Diversified Financial Services--1.4%
    4,600 Metris Cos., Inc.                         170
                                                -------
 Electronics--7.8%
    3,900 ACT Manufacturing, Inc.*                  123
    3,650 Anadigics, Inc.*                          127
    2,500 CTS Corp.                                 138
    2,000 Kemet Corp.*                              134
    4,200 Mettler Toledo International, Inc.*       164
    1,500 Newport Corp.                             256
                                                -------
                                                    942
                                                -------
 Entertainment--4.0%
    6,500 MGM Grand, Inc.                           211
    9,800 Station Casinos, Inc.*                    266
                                                -------
                                                    477
                                                -------
 Food--3.8%
    5,500 Hain Food Group, Inc.*                    162
    3,600 Suiza Foods Corp.*                        162
    4,000 Whole Foods Market, Inc.*                 139
                                                -------
                                                    463
                                                -------
 Health Care--9.4%
    2,000 Arthrocare Corp.*                         171
    5,200 Inamed Corp.*                             197
    5,400 Novoste Corp.*                            204
    1,700 Techne Corp.*                             136
    2,900 Trigon Healthcare, Inc.*                  145
    5,200 Universal Health Services, Inc.           276
                                                -------
                                                  1,129
                                                -------


  Shares  Description                               Value
----------------------------------------------------------
 Insurance--3.4%
    4,500 Everest Reinsurance Holdings, Inc.       $   153
    6,500 Gallagher, Arthur J. & Co.                   251
                                                   -------
                                                       404
                                                   -------
 Leisure Time--2.8%
    6,900 American Classic Voyager*                    131
    8,300 Royal Caribbean Cruises Ltd.                 204
                                                   -------
                                                       335
                                                   -------
 Lodging--1.2%
    2,400 Four Seasons Hotels, Inc.                    143
                                                   -------
 Machinery-Diversified--2.6%
    3,300 Advanced Energy Industries, Inc.*            122
    3,500 Cognex Corp.*                                189
                                                   -------
                                                       311
                                                   -------
 Media--1.6%
    4,900 Citadel Communications Corp.*                196
                                                   -------
 Miscellaneous Manufacturing--1.7%
    5,254 Pentair, Inc.                                206
                                                   -------
 Oil & Gas Producers--4.1%
    8,800 Marine Drilling Co., Inc.*                   253
    7,300 Triton Energy Ltd.                           244
                                                   -------
                                                       497
                                                   -------
 Pharmaceuticals--5.6%
    2,800 ALPHARMA, Inc., Class A                      139
    1,800 King Pharmaceuticals, Inc.*                   96
    5,000 Medicis Pharmaceutical*                      234
    3,000 Sybron International Corp.*                   95
    4,500 Titan Pharmaceuticals, Inc.*                 114
                                                   -------
                                                       678
                                                   -------
 Retail--6.6%
    7,600 Linens 'N Things, Inc.*                      202
    5,100 Men's Wearhouse, Inc.*                       102
    4,300 P.F. Chang's China Bistro, Inc.*             138
    6,800 Too, Inc.*                                   174
    6,200 Tweeter Home Entertainment Group, Inc.       181
                                                   -------
                                                       797
                                                   -------
 Semiconductors--5.6%
    4,800 Alpha Industries                             221
    4,000 Atmi, Inc.*                                  154
    3,500 Elantec Semiconductor, Inc.*                 133
    2,650 Three-Five Systems, Inc.*                    166
                                                   -------
                                                       674
                                                   -------
 Shipbuilding--1.4%
    5,100 Newport News Shipbuilding                    169
                                                   -------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)

  Shares/
 Principal
  Amount   Description                                               Value
---------------------------------------------------------------------------
                   Small Company Growth Portfolio--Continued
 Software--2.5%
    2,600  Mercury Interactive Corp.*                               $   220
    3,000  WebTrends Corp.*                                              77
                                                                    -------
                                                                        297
                                                                    -------
 Telecommunication Equipment--14.4%
    2,900  Comverse Technology, Inc.*                                   265
    1,600  Ditech Communications Corp.*                                 131
    3,800  Harmonic, Inc.*                                              170
    6,600  Powerwave Technologies, Inc.*                                358
    9,500  SBA Communications Corp.*                                    354
    1,300  SDL, Inc.*                                                   295
      511  Sonus Networks, Inc.*                                         37
    1,800  Tollgrade Communications, Inc.*                              119
                                                                    -------
                                                                      1,729
                                                                    -------
 Telecommunications--2.5%
    3,780  Caprock Communications Corp.*                                 76
    4,500  Pinnacle Holdings, Inc.*                                     220
                                                                    -------
                                                                        296
---------------------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $11,709)                                                     11,538
---------------------------------------------------------------------------
 SHORT-TERM INVESTMENT--4.1%
  (Cost $491)
           Sun Trust Bank, Atlanta, Grand Cayman, Eurodollar Time
           Deposit
 $    491   6.813%, Due 6/1/00                                          491
---------------------------------------------------------------------------
 TOTAL INVESTMENTS--100.0%
  (Cost $12,200)                                                    $12,029
---------------------------------------------------------------------------
 Other assets, less liabilities--0.0%                                     4
---------------------------------------------------------------------------
 NET ASSETS--100.0%                                                 $12,033
---------------------------------------------------------------------------
---------------------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                            Value
----------------------------------------------------------
                      International Equity Index Portfolio
 COMMON STOCKS--96.5%
 Australia--2.0%
   5,400 Amcor Ltd.                            $    16
   3,800 AMP Diversified Property Trust              5
   9,820 AMP Ltd.                                   85
   2,966 Australian Gas Light Co. Ltd.              15
   7,850 Boral Ltd.                                  8
   2,120 Brambles Industries Ltd.                   58
   1,300 British American Tobacco Australia*         8
  16,040 Broken Hill Proprietary Co. Ltd.*         163
   9,290 Coca-Cola Amatil Ltd.                      18
  10,526 Coles Myer Ltd.                            38
   8,597 Colonial Ltd.                              46
   1,150 CSL Ltd.                                   16
   9,100 CSR Ltd.                                   21
   3,100 David Jones Ltd.                            2
   1,300 Delta Gold Ltd.                             1
   2,661 Email Ltd.                                  4
   1,331 Faulding (F.H.) & Co. Ltd.                  6
  15,670 Foster's Brewing Group Ltd.                38
   4,970 Futuris Corp. Ltd.                          5
  13,376 General Property Trust                     20
  10,650 Goodman Fielder Ltd.                        8
     580 Hanson PLC*                                 4
   1,817 Iluka Resources Ltd.                        4
   3,400 James Hardie Industries Ltd.                8
   2,200 Leighton Holdings Ltd.                      6
   4,581 Lend Lease Corp. Ltd.                      52
  14,782 M.I.M. Holdings Ltd.                        7
   2,829 Mayne Nickless Ltd.                         5
  13,559 National Australia Bank Ltd.              202
   2,000 Newcrest Mining Ltd.*                       4
  18,416 News Corp. Ltd.                           208
  15,059 Normandy Mining Ltd.                        7
   6,544 North Ltd.                                 10
   2,314 Orica Ltd.                                  9
   5,590 Origin Energy Ltd.                          4
   8,800 Pacific Dunlop Ltd.*                        8
   1,800 PaperlinX Ltd.                              3
   3,836 QBE Insurance Group Ltd.                   15
   1,414 Resolute Ltd.                              --
   2,826 RIO Tinto Ltd.                             40
   5,300 Santos Ltd.                                14
   1,614 Smith (Howard) Ltd.                         8
     964 Sons of Gwalia Ltd.                         3
   5,672 Southcorp Ltd.                             16
   3,579 Stockland Trust Group                       7
   2,900 Suncorp-Metway Ltd.                        14
   3,262 TABCORP Holdings Ltd.                      17
  70,040 Telstra Corp. Ltd.                        272
   2,323 Wesfarmers Ltd.                            15
  14,892 Westfield Trust                            27


 Shares  Description                                        Value
------------------------------------------------------------------
  16,502 Westpac Banking Corp. Ltd.                        $   113
  10,425 WMC Ltd.                                               43
  10,162 Woolworths Ltd.                                        33
                                                           -------
                                                             1,759
                                                           -------
 Austria--0.2%
      19 Austria Mikro Systeme International A.G.                2
     190 Austria Tabakwerke A.G.                                 6
     292 Austrian Airlines Osterreichische A.G.                  4
   1,042 Bank Austria A.G.                                      49
      53 BAU Holding A.G.                                        2
      83 BBAG Oesterreichische Brau-Beteiligungs A.G.            3
     116 Boehler-Uddeholm A. G.                                  5
      16 BWT A.G.                                                5
     189 Flughafen Wien A.G.                                     6
      70 Generali Holding Vienna A.G.                           11
      26 Lenzing A.G.                                            1
      96 Mayr-Melnhof Karton A.G.                                5
      72 Nevia Beteiligungs A.G.                                --
     282 Oesterreichische Elektrizitaetswirtschafts A.G.        29
     249 OMV A.G.                                               21
     202 Radex-Heraklith Industriebeteiligungs A.G.              5
     128 VA Technologies A.G.                                    7
     656 Wienerberger Baustoffindustrie A.G.                    15
                                                           -------
                                                               176
                                                           -------
 Belgium--0.8%
     100 Barco Industries                                       11
     190 Bekaert N.V.                                           10
     400 Colruyt N.V.                                           15
      50 Compagnie Maritime Belge S.A.                           3
      40 D'ieteren Trading N.V.                                 10
     447 Delhaize-Le Lion                                       27
     510 Electrabel S.A.                                       117
   6,690 Fortis A.G., Class B                                  172
      50 Glaverbel S.A                                           4
     230 Groupe Bruxelles Lambert S.A.                          55
   2,678 KBC Bancassurance Holding                             114
     765 Solvay S.A.                                            51
     480 Suez Lyonnaise DES Eaux                                79
     480 Suez Lyonnaise DES Eaux VVPR                           --
   1,340 UCB S.A.                                               50
     200 Union Miniere Group                                     7
                                                           -------
                                                               725
                                                           -------
 Denmark--0.9%
     121 Bang & Olufsen Holdings A/S, Class B                    4
     308 Carlsberg A/S, Class A                                 10
     252 Carlsberg A/S, Class B                                  8
      10 Dampskibsselskabet af 1912 A/S, Class B               111
       7 Dampskibsselskabet Svendborg A/S, Class B             110
     531 Danisco A/S                                            19
     460 Den Danske Bank                                        53

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


 Shares  Description                                   Value
---------------------------------------------------------------
                International Equity Index Portfolio--Continued
 Denmark--Continued
     116 Falck A/S                                    $    17
     390 FLS Industries A/S, Class B                        6
     349 International Service System A/S, Class B*        24
     223 Navision Software A/S                              8
      67 NKT Holding A/S                                   10
   7,889 Nordic Baltic Holding                             52
     682 Novo-Nordisk A/S, Class B                        113
     167 Ostasiatiske Kompagni                              2
      60 Radiometer A/S, Class B                            2
     412 SAS Danmark A/S                                    4
   1,950 Tele Danmark A/S                                 139
     332 Topdanmark A/S                                     6
       0 Unidanmark A/S, Class A                           --
     940 Vestas Wind Systems A/S                           34
     655 William Demant Holdings                           18
                                                      -------
                                                          750
                                                      -------
 Finland--3.2%
     200 Amer Group Ltd., Class A                           5
     200 Finnlines OYJ                                      4
     500 Hartwall OYJ AB, Class A                           8
     200 Instrumentarium Group OYJ, Class A                 5
   1,200 Kemira OYJ                                         6
     900 Kesko OYJ*                                         9
     200 Kone OYJ, Class B                                 12
     400 Metra OYJ, Class A                                 7
     100 Metra OYJ, Class B                                 2
  44,020 Nokia OYJ                                      2,277
   1,000 Outokumpu OYJ, Class A                            11
     100 Pohjola Group Insurance Corp., Class A             6
     200 Pohjola Group Insurance Corp., Class B            12
   1,600 Raisio Group PLC                                   3
   1,200 Rautaruukki OYJ, Class K                           6
     600 Sampo Insurance Co. Ltd., Class A                 25
     101 Sanitec Ltd. OYJ                                   1
   6,640 Sonera Group OYJ                                 334
     200 Stockman AB, Class A                               3
     300 Stockman AB, Class B                               4
     800 Tieto Corp. OYJ                                   31
   2,380 UPM-Kymmene OYJ                                   60
     300 Uponor OYJ                                         6
   1,600 Valmet Corp.                                      22
                                                      -------
                                                        2,859
                                                      -------
 France--10.6%
   1,650 Accor S.A.                                        66
     760 Air Liquide                                      106
  10,600 Alcatel S.A.                                     583
   7,000 Aventis S.A.*                                    452
   3,520 Axa                                              516
   4,041 Banque Nationale de Paris                        363
     300 Bouygues                                         185
   1,160 Canal Plus                                       219


 Shares  Description                                                 Value
---------------------------------------------------------------------------
   1,100 Cap Gemini S.A.                                            $   205
   6,260 Carrefour Supermarche S.A.                                     440
      50 Chargeurs S.A.                                                   3
     150 Club Mediterranee                                               19
     150 Coflexip Stena Offshore                                         17
     787 Compagnie de Saint Gobain                                      109
     150 Compagnie Francaise d'Ettudes et de Construction Technip        16
     100 Compagnie Parisienne de Reescompte                               4
   1,050 Dassault Systemes S.A.                                          79
     215 Eridania Beghin-Say S.A.                                        20
     110 Essilor International S.A.                                      32
     750 Etablissements Economiques du Casino                            66
   9,275 France Telecom S.A.                                          1,345
     166 Gecina                                                          17
     645 Groupe Danone                                                  150
     100 Groupe GTM                                                       8
     150 Imerys                                                          19
   1,000 Lafarage S.A.                                                   77
   1,100 Lagardere S.C.A.                                                77
     600 L'OREAL                                                        411
     910 LVMH Moet Hennessy Louis Vuitton                               369
   1,218 Michelin, Class B                                               40
     100 Nord-Est S.A.                                                    3
     700 Pechiney S.A.                                                   29
     550 Pernod-Ricard                                                   29
   1,085 Pinault Printemps-Redoute S.A.                                 232
     400 PSA Peugeot Citroen                                             82
     100 Publicis S.A.                                                   41
      95 Sagem S.A.                                                     111
   6,520 Sanofi-Synthelabo S.A.*                                        283
   1,450 Schneider Electric S.A.                                         96
     150 SEB S.A.                                                         9
     350 Sidel S.A.                                                      24
     150 Simco S.A.                                                      11
     550 Societe BIC S.A.                                                24
      42 Societe Eurafrance S.A.                                         18
   3,840 Societe Generale                                               220
     310 Sodexho Alliance S.A.                                           50
   1,297 Suez Lyonnaise des Eaux S.A.                                   217
   1,500 Thomson CSF                                                     58
   6,749 Total Elf S.A.                                               1,057
     630 Total Elf S.A. VVPR*                                            --
     150 Union du Credit-Bail Immobilier                                 19
   2,200 Usinor S.A.                                                     26
     754 Valeo S.A.                                                      38
   5,405 Vivendi                                                        575
      20 Zodiac S.A.                                                      4
                                                                    -------
                                                                      9,269
                                                                    -------
 Germany--8.4%
     400 Adidas-Salomon A.G.                                             24
     300 Agiv A.G.                                                        5
   2,220 Allianz A.G.                                                   797
   5,540 BASF A.G.                                                      223
   6,610 Bayer A.G.                                                     253

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                                        Value
------------------------------------------------------------------
     750 Beiersdorf A.G.                                   $    58
     350 Bilfinger & Berger Bau A.G.                             5
     550 Buderus A.G.                                            9
   1,150 Continental A.G.                                       21
   9,057 DaimlerChrysler A.G.                                  488
   5,550 Deutsche Bank A.G.                                    426
   3,450 Deutsche Lufthansa A.G. (Registered)                   84
  27,500 Deutsche Telekom                                    1,708
     400 Deutz A.G.*                                             2
     300 Douglas Holding A.G.                                    9
   4,680 Dresdner Bank A.G.                                    190
   1,100 EM.TV & Merchandising A.G.                             73
     500 FAG Kugelfischer Georg Schaefer A.G.                    4
     800 Fresenius Medical Care A.G.                            66
     650 Gehe A.G.                                              22
     570 Heidelberger Zement A.G.                               33
      80 Heidelberger Zement A.G. (Belgium Shares)               5
      80 Heidelberger Zement A.G. VVPR*                         --
     600 Hochtief A.G.                                          19
      50 Holsten-Brauerei A.G.                                   1
   3,747 Hypo Vereinsbank A.G.                                 242
     100 IWKA A.G.                                               2
     700 Kamps A.G.                                             19
   1,100 Karstadt Quelle A.G.                                   37
   1,000 Linde A.G.                                             41
   1,000 MAN A.G.                                               35
   1,550 Merck KGaA*                                            49
   2,440 Metro A.G.                                             79
   1,610 Muenchener Ruckversicherungs--Gesellschaft A.G.       470
   1,513 Preussag A.G.                                          53
     100 Rheinmetall A.G.                                        1
   4,320 RWE A.G.                                              158
     100 Salamander A.G.                                         1
     550 SAP A.G.                                              227
     600 Schering A.G.                                          90
     200 SGL Carbon A.G.                                        14
   5,410 Siemens A.G.                                          797
   4,650 Thyssen Krupp A.G.*                                    79
   4,590 Veba A.G.                                             234
   6,280 Viag A.G.                                             128
   2,800 Volkswagen A.G.                                       112
   1,650 WCM Beteiligungs & Grundbesi A.G.                      45
                                                           -------
                                                             7,438
                                                           -------
 Hong Kong--1.9%
  12,504 Bank of East Asia Ltd.*                                22
 110,000 Cable & Wireless Ltd.                                 251
  31,000 Cathay Pacific Airways Co.                             56
  21,000 Cheung Kong Ltd.                                      192
  12,000 Chinese Estates Holdings Ltd.                           1
  19,000 CLP Holdings Ltd.                                      88
   5,000 Elec & Eltek International Holdings Ltd.                1
   6,000 Giordano International Ltd.                             9


 Shares  Description                                 Value
-----------------------------------------------------------
  11,000 Hang Lung Development Co.                  $     7
  17,300 Hang Seng Bank Ltd.                            147
  46,521 Hong Kong & China Gas Co. Ltd.                  50
  10,500 Hong Kong & Shanghai Hotesl Ltd.                 5
   1,200 Hong Kong Aircraft Engineerging Co. Ltd.         2
   4,000 Hong Kong Construction Holdings Ltd.             1
   7,600 Hopewell Holdings Ltd.                           3
  38,500 Hutchison Whampoa Ltd.                         445
   9,222 Hysan Development Co. Ltd.                      10
   8,300 Johnson Electric Holdings Ltd.                  62
   5,000 Miramar Hotel & Investment Ltd.                  2
  18,974 New World Development Co. Ltd.                  19
  18,000 Oriental Press Group                             3
  26,400 Regal Hotels International*                      1
  21,000 Shangri-La Asia Ltd.                            21
  12,155 Shun Tak Holdings Ltd.                           1
  30,963 Sino Land Co.                                   10
  16,000 South China Morning Post Holdings Ltd.          11
  22,172 Sun Hung Kai Properties Ltd.                   135
  14,000 Swire Pacific Ltd.                              81
   5,000 Tai Cheung Holdings Ltd.                         1
   4,000 Television Broadcasts Ltd.                      26
   3,000 Varitronix International Ltd.                    5
  22,000 Wharf Holdings Ltd.                             39
   2,100 Wing Lung Bank Ltd.                              6
                                                    -------
                                                      1,713
                                                    -------
 Ireland--0.4%
   7,832 Allied Irish Banks PLC                          72
   3,501 CRH PLC                                         60
     766 DCC PLC                                          8
  19,992 Eircom PLC                                      59
   2,674 Fyffes PLC                                       4
   1,756 Greencore Group PLC                              5
   2,396 Independent News & Media PLC                    19
     234 Irish Continental Group PLC                      2
   2,625 Irish Life & Permanent PLC                      21
     527 Jurys Hotel Group PLC*                           3
   1,556 Kerry Group PLC, Class A                        19
   3,152 Ryanair Holdings PLC*                           25
   9,800 Smurfit (Jefferson) Group PLC                   19
   2,160 Tullow Oil PLC*                                  2
   6,891 Waterford Wedgwood PLC Units                     7
                                                    -------
                                                        325
                                                    -------
 Italy--4.2%
  14,000 Alitalia S.p.A.                                 27
   1,000 Arnoldo Mondadori Editore S.p.A.                23
  11,823 Assicurazioni Generali                         354
   2,000 Autogrill S.p.A.                                21
  48,000 Banca di Roma                                   52
  42,000 Banca Intesa S.p.A.                            165
   7,000 Banca Intesa-RNC S.p.A.                         14
   2,000 Banca Popolare di Milano                        13

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


 Shares  Description                                     Value
---------------------------------------------------------------
                International Equity Index Portfolio--Continued
 Italy--Continued
  17,000 Benetton Group S.p.A.                          $    34
   3,000 Bulgari S.p.A.                                      37
   1,000 Cartiere Burgo S.p.A.                                9
   3,200 Cementir S.p.A.                                      4
  66,000 Enel S.p.A.                                        293
  72,640 ENI S.p.A.                                         389
   3,440 Fiat S.p.A.                                         87
     530 Fiat-RNC S.p.A.                                      7
   1,000 IMMSI S.p.A.*                                        1
   6,000 Impregilo S.p.A.                                     3
   2,080 Italcementi S.p.A.                                  19
   1,040 Italcementi-RNC S.p.A.                               3
   6,000 Italgas S.p.A.                                      24
   3,100 Magneti Marelli                                     16
   1,000 Marzotto S.p.A.                                      8
  11,000 Mediaset S.p.A.                                    169
   5,000 Mediobanca S.p.A.                                   42
  44,240 Olivetti S.p.A.                                    149
  14,000 Parmalat Finanziaria S.p.A.                         17
  17,000 Pirelli S.p.A.                                      43
   1,000 Pirelli-RNC S.p.A.                                   2
   1,000 Reno de Medici S.p.A.                                2
   2,000 Rinascente (la) S.p.A.                              11
   6,000 Riunione Adriatica di Sicurta S.p.A.                56
   1,200 Riunione Adriatica di Sicurta-RNC S.p.A.             9
  13,080 San Paolo-IMI S.p.A.                               190
   2,000 Sirti S.p.A.                                         4
   6,000 Snia S.p.A.                                          6
   1,000 Snia-RNC S.p.A.                                      1
     500 Societa Assicuratrice Industriale S.p.A.             8
     500 Societa Assicuratrice Industriale-RNC S.p.A.         4
   8,488 Telecom Italia-RNC S.p.A.                           52
  33,101 Telecom Italia S.p.A.                              454
  59,720 TIM S.p.A.                                         619
  14,000 TIM-RNC S.p.A.                                      60
  45,040 Unicredito Italiano S.p.A.                         199
                                                        -------
                                                          3,700
                                                        -------
 Japan--25.5%
   3,000 77 Bank Ltd.                                        27
   1,300 Acom Co. Ltd.                                       96
     900 Advantest Corp.                                    190
   6,000 Ajinomoto Co.                                       73
   2,000 Alps Electric Co. Ltd.                              31
   3,000 Amada Co., Ltd.                                     26
   1,000 Amano Corp.                                          8
     700 Aoyama Trading Co. Ltd.                              8
     500 Arabian Oil Co.                                      2
  26,000 Asahi Bank Ltd.                                    116
   5,000 Asahi Breweries Ltd.                                62
  13,000 Asahi Chemical Industry Co. Ltd.                    81
  11,000 Asahi Glass Co. Ltd.                               102


 Shares  Description                                Value
----------------------------------------------------------
     300 Asatsu-DK, Inc.                           $    10
   6,000 Ashikaga Bank Ltd.                             12
     400 Autobacs Seven Co. Ltd.                        12
   6,000 Bank of Fukuoka Ltd.                           40
  42,000 Bank of Tokyo-Mitsubishi Ltd.                 527
  10,000 Bank of Yokohama Ltd.                          43
     600 Benesse Corp.                                  40
   8,000 Bridgestone Corp.                             183
   3,000 Brother Industries Ltd.                         7
   8,000 Canon, Inc.                                   369
   2,000 Casio Computer Co. Ltd.                        19
      20 Central Japan Railway Co.                     111
   2,000 Chiyoda Corp.*                                  2
   2,000 Chugai Pharmaceutical Co. Ltd.                 34
   3,000 Citizen Watch Co. Ltd.                         26
   6,000 Cosmo Oil Co. Ltd.                              8
   1,600 Credit Saison Co. Ltd.                         32
     700 CSK Corp.                                      22
   7,000 Dai Nippon Printing Co. Ltd.                  119
   4,000 Daicel Chemical Industry Ltd.                  12
   6,000 Daiei, Inc.                                    18
   1,000 Daifuku Co. Ltd.                                9
   2,000 Daiichi Pharmaceutical                         37
   2,000 Daikin Industries Ltd.                         40
   2,000 Daikyo, Inc.*                                   4
   2,000 Daimaru, Inc.                                   6
   7,000 Dainippon Ink & Chemicals Inc.                 31
   2,000 Dainippon Screen Manufacturing Co. Ltd.        16
   1,300 Daito Trust Construction Co.                   25
  19,000 Daiwa Bank Ltd.                                48
   5,000 Daiwa House Industry Co. Ltd.                  37
   1,000 Daiwa Kosho Lease Co. Ltd.                      3
  12,000 Daiwa Securities Co. Ltd.                     146
   4,000 Denki Kagaku Kogyo Kabushiki Kaisha            13
   8,000 Denso Corp.                                   182
      36 East Japan Railway Co.                        205
   3,000 Ebara Corp.                                    31
   3,000 Eisai Co. Ltd.                                 65
   2,200 Fanuc Ltd.                                    192
  31,000 Fuji Bank Ltd.                                240
     300 Fuji Machine Manufacturing Co. Ltd.            14
   5,000 Fuji Photo Film Co.                           175
     200 Fuji Soft ABC, Inc.                            10
   4,000 Fujikura Ltd.                                  19
   5,000 Fujita Corp.                                    2
  18,000 Fujitsu Ltd.                                  510
   6,000 Furukawa Electric Co. Ltd.                     86
   5,000 Gunma Bank                                     27
   2,000 Gunze Ltd.                                      6
   2,000 Hankyu Department Stores, Inc.                 10
  10,000 Haseko*                                         4
     400 Hirose Electric                                56
  30,000 Hitachi Ltd.                                  372
   9,000 Hitachi Zosen Corp.                             8

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                                      Value
----------------------------------------------------------------
   6,000 Hokuriku Bank                                   $    14
   9,000 Honda Motor Co. Ltd.                                297
   1,000 House Foods Corp.                                    15
   1,000 Hoya Corp.                                           93
   2,000 Inax                                                 11
  24,000 Industrial Bank of Japan                            187
   2,000 Isetan                                               20
   3,000 Ishihara Sangyo Kaisha*                               4
  12,000 Ishikawajima-Harima Heavy Industries Co. Ltd.        19
   4,000 Ito-Yokado Co.                                      237
  13,000 Itochu Corp.                                         53
   2,000 Iwatani International Corp.                           3
   1,000 JACCS Co. Ltd.                                        3
  16,000 Japan Airlines                                       48
  10,000 Japan Energy Corp.                                    9
   3,000 Japan Steel Works*                                    3
      18 Japan Tobacco                                       138
   2,000 JGC Corp.                                             6
   8,000 Joyo Bank                                            31
   3,000 JUSCO Co.                                            51
     100 Kadokawa Shoten Publishing Co. Ltd.                  10
   9,000 Kajima Corp.                                         22
   1,000 Kaken Pharmaceutical Co.                              6
   3,000 Kamigumi Co. Ltd.                                    14
   5,000 Kanebo Ltd.                                          11
   3,000 Kaneka Corp.                                         31
   8,900 Kansai Electric Power Co., Inc.                     153
   6,000 Kao Corp.                                           182
   1,000 Katokichi                                            25
  13,000 Kawasaki Heavy Industries Ltd.                       17
   5,000 Kawasaki Kisen Kaisha Ltd.                            8
  29,000 Kawasaki Steel Corp.                                 44
   5,000 Keihin Electric Express Railway Co. Ltd.             18
   2,000 Kikkoman Corp.                                       14
   2,000 Kinden Corp.                                         11
  15,000 Kinki Nippon Railway                                 60
   9,000 Kirin Brewery Co. Ltd.                              109
   1,000 Kokuyo Co. Ltd.                                      15
   9,000 Komatsu Ltd.                                         55
   1,000 Komori Corp.                                         16
   1,100 Konami Co. Ltd.                                      58
   3,000 Konica Corp.                                         18
   2,000 Koyo Seiko Co. Ltd.                                  14
  13,000 Kubota Corp.                                         46
   7,000 Kumagai Gumi Co.                                      3
   3,000 Kurary Co. Ltd.                                      31
   2,000 Kureha Chemical Industry Ltd.                         5
   1,000 Kurita Water Industries Ltd.                         21
   1,700 Kyocera Corp.                                       282
   1,000 Kyowa Exeo Corp.                                     10
   4,000 Kyowa Hakko Kogyo                                    36
   1,000 Maeda Road Construction Co. Ltd.                      4
   1,000 Makino Milling Machine Co. Ltd.                       9


 Shares  Description                                    Value
--------------------------------------------------------------
   1,000 Makita Corp.                                  $    10
  14,000 Marubeni Corp.                                     37
   3,000 Marui Co. Ltd.                                     55
  19,000 Matsushita Electric Industrial Co. Ltd.           449
   3,000 Meiji Milk Products Co. Ltd.                       15
   4,000 Meiji Seika                                        26
     300 Meitec                                             11
   4,000 Minebea Co. Ltd.                                   47
  19,000 Mitsubishi Chemical Corp.                          74
  14,000 Mitsubishi Corp.                                  116
  19,000 Mitsubishi Electric Corp.                         187
  12,000 Mitsubishi Estate Co. Ltd.                        141
   5,000 Mitsubishi Gas Chemical Co.                        13
  31,000 Mitsubishi Heavy Industries Ltd.                  108
   2,000 Mitsubishi Logistics Corp.                         16
  10,000 Mitsubishi Materials Corp.                         33
   3,000 Mitsubishi Paper Mills                              4
   6,000 Mitsubishi Rayon Co.                               16
  12,000 Mitsubishi Trust & Banking Corp.                   97
  14,000 Mitsui & Co.                                       98
   8,000 Mitsui Engineering & Shipbuilding Co. Ltd.*         6
   7,000 Mitsui Fudosan Co. Ltd.                            72
   7,000 Mitsui Marine & Fire Insurance Co. Ltd.            37
   5,000 Mitsui Mining & Smelting                           33
   7,000 Mitsubishi Trust & Banking Corp.                   28
   1,000 Mitsui Soko Co. Ltd.                                2
   4,000 Mitsukoshi Ltd.                                    15
   1,000 Mori Seiki Co. Ltd.                                15
   2,000 Murata Manufacturing Co. Ltd.                     345
   3,000 Mycal Corp.                                         9
     500 Namco Ltd.                                         13
  15,000 NEC Corp.                                         380
   3,000 NGK Insulators Ltd.                                31
   2,000 NGK Spark Plug Co.                                 23
     400 Nichiei Co. Ltd.                                    7
   3,000 Nichirei Corp.                                      9
     400 Nidec Corp.                                        31
   3,000 Nikon Corp.                                        83
     900 Nintendo Co. Ltd.                                 134
   1,000 Nippon Comsys Corp.                                19
  10,000 Nippon Express Co. Ltd.                            56
   6,000 Nippon Light Metal Co. Ltd.                         4
   2,000 Nippon Meat Packers, Inc.                          27
  13,000 Nippon Mitsubishi Oil Co. Ltd.                     53
   9,000 Nippon Paper Industries Co.                        59
   1,000 Nippon Sharyo Ltd.                                  2
   4,000 Nippon Sheet Glass Co. Ltd.                        36
   3,000 Nippon Shinpan Co.                                  6
   2,000 Nippon Shokubai K.K. Co.                            9
  62,000 Nippon Steel Corp.                                136
   3,000 Nippon Suisan Kaisha Ltd.                           5
     116 Nippon Telegraph & Telephone Corp.              1,378
  11,000 Nippon Yusen Kabushiki Kaisha                      47

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


 Shares  Description                      Value
---------------------------------------------------------------
                International Equity Index Portfolio--Continued
 Japan--Continued
   3,000 Nishimatsu Construction         $    11
  36,000 Nissan Motor Co. Ltd.               189
   2,000 Nisshin Flour Milling                18
   2,000 Nisshinbo Industries, Inc.            9
   1,000 Nissin Food Products                 25
   2,000 Nitto Boseki Co.                      2
   1,000 Nitto Denko Corp.                    42
   2,000 NOF Corp.                             5
  18,000 Nomura Securities Co. Ltd.          413
   1,000 Noritake Co. Ltd.                     5
   5,000 NSK Ltd.                             38
   4,000 NTN Corp.                            13
   7,000 Obayashi Corp.                       27
   9,000 OJI Paper Co. Ltd.                   58
   1,000 Okuma Corp.                           4
   2,000 Okumura Corp.                         6
   2,000 Olympus Optical Co. Ltd.             34
   2,000 Omron Corp.                          52
   2,000 Onward Kashiyama Co. Ltd.            27
   3,000 Orient Corp.                         14
     600 Oriental Land Co. Ltd.               60
     820 Orix Corp.                          121
  23,000 Osaka Gas Co. Ltd.                   59
     400 Oyo Corp.                             5
   3,000 Penta-Ocean Construction              3
   2,000 Pioneer Corp.                        61
     700 Promise Co. Ltd.                     59
   3,000 Renown, Inc.                          3
   1,000 Rohm Co. Ltd.                       312
  37,000 Sakura Bank Ltd.                    274
   1,000 Sanden Corp.                          6
   4,000 Sankyo Co. Ltd.                      92
   1,000 Sanrio Co. Ltd.                      27
   2,000 Sanwa Shutter Corp.                   6
  17,000 Sanyo Electric Co.                  126
   3,000 Sapporo Breweries Ltd.               12
   2,000 Secom Co. Ltd.                      136
   1,100 Sega Enterprises                     16
   1,000 Seino Transportation Co. Ltd.         5
   2,000 Seiyu Ltd.                            8
   5,000 Sekisui Chemical Co. Ltd.            17
   6,000 Sekisui House Ltd.                   58
  10,000 Sharp Corp.                         180
     500 Shimachu Co. Ltd.                     8
     200 Shimamura Co.                        21
   1,000 Shimano, Inc.                        22
   7,000 Shimizu Corp.                        17
   4,000 Shin-Etsu Chemical Co. Ltd.         196
   3,000 Shionogi & Co. Ltd.                  48
   4,000 Shiseido Co. Ltd.                    55
   7,000 Shizuoka Bank                        66


 Shares  Description                               Value
---------------------------------------------------------
     200 Sho-Bond Corp.                           $     2
  10,000 Showa Denko K.K.                              12
   4,000 Showa Shell Sekiyu K.K.                       16
   1,000 Skylark Co. Ltd.                              35
     700 SMC Corp.                                    123
   3,000 Snow Brand Milk Products                      15
   3,000 Softbank Corp.                               453
   8,800 Sony Corp.                                   797
  28,000 Sumitomo Bank Ltd.                           367
  15,000 Sumitomo Chemical Co.                         72
  10,000 Sumitomo Corp.                                93
   7,000 Sumitomo Electric Industries Ltd.            102
   2,000 Sumitomo Forestry Co. Ltd.                    12
   5,000 Sumitomo Heavy Industries Ltd.                13
   6,000 Sumitomo Marine & Fire Insurance Ltd.         38
  33,000 Sumitomo Metal Industries Ltd.                23
   5,000 Sumitomo Metal Mining Co.                     21
   4,000 Sumitomo Osaka Cement Co. Ltd.                16
   8,400 Taiheiyo Cement Corp.                         13
   9,000 Taisei Corp.                                  12
   3,000 Taisho Pharmaceutical Co.                     92
   1,000 Taiyo Yuden Co. Ltd.                          76
   2,000 Takara Shuzo                                  45
   1,000 Takara Standard Co. Ltd.                       4
   2,000 Takashimaya Co. Ltd.                          18
   8,000 Takeda Chemical Industries                   546
     900 Takefuji Corp.                                95
   1,000 Takuma Co. Ltd.                                8
   8,000 Teijin Ltd.                                   33
   3,000 Teikoku Oil Co. Ltd.                           9
   2,000 Terumo Corp.                                  64
   2,000 Toa Corp.                                      2
   8,000 Tobu Railway Co.                              21
   3,000 Toda Corp.                                    12
   1,000 Toei Co. Ltd.                                  7
     200 Toho Co. Ltd.                                 34
   4,600 Tohoku Electric Power                         58
  20,000 Tokai Bank                                    98
  14,000 Tokio Marine & Fire Insurance Co. Ltd.       153
   2,000 Tokyo Broadcasting System, Inc.               74
   1,000 Tokyo Dome Corp.                               4
  12,300 Tokyo Electric Power Co.                     307
   2,000 Tokyo Electron Ltd.                          273
  25,000 Tokyo Gas Co. Ltd.                            61
   1,000 Tokyo Style Co. Ltd.                           9
   2,000 Tokyo Tatemono Co. Ltd.                        4
   3,000 Tokyotokeiba                                   4
  10,000 Tokyu Corp.                                   44
   6,000 Toppan Printing Co. Ltd.                      64
  13,000 Toray Industries, Inc.                        50
  29,000 Toshiba Corp.                                280
   5,000 Tosoh Corp.                                   25
   2,000 Tostem Corp.                                  33
   3,000 Toto Ltd.                                     20

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                             Value
-------------------------------------------------------
   2,000 Toyo Seikan Kaisha                     $    35
   6,000 Toyobo Ltd.                                 10
  34,000 Toyota Motor Corp.                       1,543
     200 Trans Cosmos, Inc.                          29
   2,000 Tsubakimoto Chain Ltd.                       9
   8,000 Ube Industries Ltd.                         18
     700 Uni-Charm Corp.                             41
   4,000 Unitika Ltd.*                                3
   2,000 Uny Co. Ltd.                                25
   1,000 Wacoal Corp.                                 8
     300 World Co. Ltd.                              12
   2,000 Yakult Honsha Co. Ltd.                      22
   2,000 Yamaha Corp.                                18
   3,000 Yamanouchi Pharmaceutical Co. Ltd.         136
   4,000 Yamato Transport Co. Ltd.                   93
   2,000 Yamazaki Baking Co. Ltd.                    18
   2,000 Yokogawa Electric Co.                       17
                                                -------
                                                 22,330
                                                -------
 Malaysia--0.0%
   4,000 Promet Berhad*                              --
     280 Silverstone Berhad*                         --
                                                -------
                                                     --
                                                -------
 Netherlands--5.7%
  13,299 ABN AMRO Holding N.V.                      302
  12,110 AEGON N.V.                                 452
   2,585 Akzo Nobel N.V.                             98
   3,778 ASM Lighography Holding N.V.               138
   2,143 Baan Company N.V.                            6
     873 Buhrmann N.V.                               26
   6,053 Elsevier N.V.                               56
   3,060 Getronics N.V.                              51
     955 Hagemeyer N.V.                              23
   2,840 Heineken N.V.                              145
     313 Hollandsche Beton Groep N.V.                 4
     251 IHC Caland N.V.                             11
   8,756 ING Groep N.V.                             521
     503 KLM N.V.                                    11
   5,856 Koninklijke Ahold N.V.                     165
  12,285 Koninklijke Philips Electronics N.V.       545
     210 Nedlloyd N.V.                                5
     765 OCE N.V.                                    11
  19,423 Royal Dutch Petroleum Co.                1,188
   4,316 Royal KPN N.V.                             387
   7,800 Stmicroelectronics N.V.                    462
     288 Stork N.V.                                   4
   4,326 TNT Post Group N.V.                        105
   5,177 Unilever N.V.                              261
     872 Vedior N.V.                                 10
     490 Vopax N.V.                                  11
   2,516 Wolters Kluwer N.V.                         62
                                                -------
                                                  5,060
                                                -------


 Shares  Description                                                     Value
-------------------------------------------------------------------------------
 New Zealand--0.1%
  25,500 Brierley Investments Ltd.                                      $     4
  15,600 Carter Holt Harvey Ltd.                                             13
   5,400 Contact Energy Ltd.                                                  7
     800 Fisher & Paykel Industries Ltd.                                      2
   3,279 Fletcher Challenge Building                                          3
   3,147 Fletcher Challenge Energy                                            8
   7,317 Fletcher Challenge Forests                                           3
   5,700 Fletcher Challenge Paper                                             6
   5,000 Lion Nathan Ltd.                                                    10
  15,980 Telecom Corp. of New Zealand Ltd.                                   56
                                                                        -------
                                                                            112
                                                                        -------
 Norway--0.3%
     500 Bergesen d.y. ASA, Class A                                          10
     200 Bergesen d.y. ASA, Class B                                           4
   4,000 Christiania Bank Og Kreditkasse                                     21
   7,000 DnB Holding ASA                                                     25
     100 Dyno ASA                                                             2
     400 Elkem ASA                                                            7
     500 Hafslund ASA, Class A                                                2
     400 Hafslund ASA, Class B                                                1
     400 Kvaerner ASA                                                         5
     100 Kvaerner ASA, Class B                                                1
     200 Leif Hoegh & Co. ASA                                                 2
   1,200 Merkantildata ASA                                                    8
   2,610 Norsk Hydro ASA                                                     99
     300 Norske Skogindustrier ASA, Class A                                   9
     100 Norske Skogindustrier ASA, Class B                                   2
   2,000 Orkla ASA                                                           32
   1,000 Petroleum Geo-Services ASA*                                         18
     300 SAS Norge ASA, Class B                                               2
     600 Schibsted ASA                                                       12
     200 Smedvig, Class A                                                     3
     100 Smedvig, Class B                                                     2
   2,600 Storebrand ASA                                                      17
     800 Tomra Systems ASA                                                   17
     100 Unitor ASA                                                           1
                                                                        -------
                                                                            302
                                                                        -------
 Portugal--0.4%
   9,100 Banco Comercial Portugues S.A. (Registered)                         44
   1,100 Banco Espirito Santo e Comercial de Lisboa S.A. (Registered)        26
   5,000 BPI-SGPS S.A. (Registered)                                          16
   2,700 Brisa-Auto Estradas de Portugal S.A.                                20
   1,200 Cimpor Cimentos de Portugal SGPS S.A.                               18
     100 Cin-Corporacao Industrial do Norte S.A.                              1
     100 Companhia de Seguros Tranquilidade (Registered)                      3
     100 Corticeira Amorim S.A.                                               1
     100 EFACEC Capital SGPS S.A.                                             1
   5,400 Electricidade de Portugal S.A.                                      93

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


 Shares  Description                                              Value
------------------------------------------------------------------------
                International Equity Index Portfolio--Continued
 Portugal--Continued
     300 INAPA Investimentos Participacoes e Gestao S.A.         $     2
     900 Jeronimo Martins SGPS S.A.                                   14
     700 Portucel Industral-Empresa Produtora de Celulose S.A.         4
   9,500 Portugal Telecom S.A. (Registered)                          104
     380 Soares da Costa (Sociedade de Construcoes) S.A.               1
     700 Sonae Investmentos-SGPS S.A.                                 30
                                                                 -------
                                                                     378
                                                                 -------
 Singapore--0.7%
   7,000 City Developments Ltd.                                       23
   4,000 Comfort Group Ltd.                                            2
   1,000 Creative Technology Ltd.                                     24
   2,000 Cycle & Carriage Ltd.                                         4
  12,198 DBS Group Holdings Ltd.                                     122
  12,000 DBS Land Ltd.                                                14
   3,000 First Capital Corp. Ltd.                                      2
   3,000 Fraser & Neave Ltd.                                           9
   2,000 Haw Par Brothers International Ltd.                           2
   4,000 Hotel Properties Ltd.                                         4
   1,000 Inchcape Motors Ltd.                                          1
   7,250 Keppel Corp. Ltd.                                            14
   3,000 NatSteel Ltd.                                                 3
  10,370 Neptune Orient Lines Ltd.                                     8
  11,980 Overseas Chinese Banking Corp. Ltd. (Foreign)                67
   2,000 Overseas Union Enterprise Ltd.                                5
   3,000 Parkway Holdings Ltd.                                         7
   1,000 Robinson & Co. Ltd.                                           2
  14,494 Sembcorp Industries Ltd.                                     13
  11,500 Singapore Airlines Ltd.                                      99
   2,893 Singapore Press Holdings Ltd.                                43
  26,000 Singapore Technologies Engineering Ltd.                      35
  56,000 Singapore Telecommunications Ltd.                            76
   2,000 Straits Trading Co. Ltd.                                      2
  11,000 United Industrial Corp. Ltd.                                  5
   9,392 United Overseas Bank Ltd. (Foreign)                          51
   5,000 United Overseas Land Ltd.                                     3
   2,000 Venture Manufacturing (Singapore) Ltd.                       18
                                                                 -------
                                                                     658
                                                                 -------
 Spain--2.6%
     575 Acerinox S.A.                                                19
     600 ACS, Actividades de Construccion y Servicios S.A.            16
   1,225 Aguas de Barcelona                                           17
     200 Aguila (El) S.A.                                              1
   3,175 Altadis S.A.                                                 46
     300 Asturiana del Zinc S.A.                                       3
   2,350 Autopistas Concesionaria S.A.                                22


 Shares  Description                                                    Value
------------------------------------------------------------------------------
     600 Azucarera Ebro Agricolas                                      $     7
  28,046 Banco Bilbao Vizcaya S.A.                                         390
  37,136 Banco Central Hispanoamericano                                    362
     750 Corporacion Financiera Alba                                        19
     593 Corporacion Mapfre                                                  8
     400 Cortefiel S.A.                                                     10
   9,620 Endesa S.A.                                                       199
   1,600 Ercros S.A.                                                         1
     200 Fabrica Espanola de Productos Quimicos y Farmaceuticos S.A.         2
   1,150 Fomento de Construcciones Y Contratas S.A.                         26
   4,075 Gas Natural SDG S.A., Class E                                      73
   1,520 Grupo Dragados S.A.                                                11
     150 Grupo Empresarial Ence S.A.                                         3
   8,164 Iberdrola S.A.                                                    105
     800 Inmobiliaria Urbis S.A.                                             4
     500 Metrovacesa S.A.                                                    9
     225 Portland Valderrivas S.A.                                           5
     600 Prosegur CIA de Seguridad S.A. (Registered)                         8
   2,766 Puleva S.A.                                                         5
  10,785 Repsol S.A.                                                       230
   1,500 SOL Melia S.A.                                                     19
  29,589 Telefonica de Espana                                              605
   1,800 Telepizza S.A.*                                                    11
   2,729 Union Electrica Fenosa S.A.                                        57
     350 Uralita S.A.                                                        2
   1,025 Vallehermoso S.A.                                                   7
     300 Viscofan Industria Navarra de Envolturas Celulosicas S.A.           2
   1,100 Zardoya Otis S.A.                                                  10
                                                                       -------
                                                                         2,314
                                                                       -------
 Sweden--3.3%
   4,500 ABB AB, Class A                                                    56
   1,800 ABB AB, Class B                                                    23
   1,000 Assidoman AB                                                       17
   1,300 Atlas Copco AB, Class A                                            29
     600 Atlas Copco AB, Class B                                            13
     400 Diligentia AB                                                       4
   1,000 Drott AB, Class B                                                  10
   3,340 Electrolux AB, Class B                                             56
     100 Esselte AB, Class A                                                 1
     100 Esselte AB, Class B                                                 1
   4,850 ForeningsSparbanken AB                                             72
   2,300 Gambro AB, Class A                                                 17
     700 Gambro AB, Class B                                                  5
   7,490 Hennes & Mauritz AB, Class B                                      189
     900 Netcom AB, Class B*                                                63
  19,600 Nordic Baltic Holding AB                                          129
     800 OM Gruppen AB                                                      32
   2,300 Sandvik AB, Class B                                                50
     292 Sapa AB                                                             5

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                                                   Value
-----------------------------------------------------------------------------
   3,200 Securitas AB, Class B                                        $    74
   9,410 Skandia Forsakrings AB                                           240
   6,300 Skandinaviska Enskilda Banken, Class A                            69
   1,100 Skanska AB, Class B                                               41
     500 SKF AB, Class A                                                    9
     611 SKF AB, Class B                                                   11
     700 Ssab Svenskt Stal AB, Class A                                      7
     200 Ssab Svenskt Stal AB, Class B                                      2
   2,100 Svenska Cellulosa AB, Class B                                     42
   5,800 Svenska Handelsbanken, Class A                                    82
     600 Svenska Handelsbanken, Class B                                     8
   3,600 Swedish Match AB                                                  11
  70,640 Telefonaktiebolaget LM Ericsson, Class B                       1,430
   1,000 Trelleborg AB, Class B                                             7
   1,200 Volvo AB, Class A                                                 28
   2,800 Volvo AB, Class B                                                 66
   3,500 Wm-Data AB, Class B                                               27
                                                                      -------
                                                                        2,926
                                                                      -------
 Switzerland--5.7%
   2,723 ABB Ltd.                                                         337
     160 Adecco S.A.                                                      126
      60 Alusuisse-Lonza Holdings A.G. (Registered)                        38
   2,475 Credit Suisse Group (Registered)                                 460
      10 Forbo Holding A.G.                                                 4
      25 Georg Fischer A.G. (Registered)                                    8
      50 Holderbank Financiere Glarus A.G. (Bearer)                        58
      90 Holderbank Financiere Glarus A.G. (Registered)                    30
      10 Jelmoli S.A.                                                       3
       2 Kuoni Reisen A.G., Category B (Registered)                         1
      70 Lonza A.G.                                                        35
      10 Moevenpick Holding                                                 5
     355 Nestle S.A. (Registered)                                         674
     655 Novartis A.G. (Registered)                                       962
      14 Roche Holdings A.G. (Bearer)                                     163
      64 Roche Holdings A.G. (Genusss)                                    672
     100 SAirGroup (Registered)                                            18
      10 Schindler Holding AG (Registered)                                 15
      10 Schindler Holding AG                                              15
      10 SGS Societe Generale de Surveillance Holdings S.A (Bearer)        18
      20 SGS Societe Generale de Surveillance Holdings S.A
         (Registered)                                                       8
      20 Sika Finanz A.G.                                                   7
      30 Sulzer A.G. (Registered)                                          20
      30 Swatch Group A.G. (Bearer)                                        37
     100 Swatch Group A.G. (Registered)                                    25
     130 Swiss (Registered)                                               249
     670 Swisscom A.G.                                                    234
   3,898 UBS (Registered)                                                 525


 Shares  Description                           Value
-----------------------------------------------------
      35 Valora Holding A.G.                  $    10
     450 Zurich Allied A.G.                       220
                                              -------
                                                4,977
                                              -------
 United Kingdom--19.6%
   5,000 3I Group PLC                              95
  12,800 Abbey National PLC                       170
   5,000 Airtours PLC                              27
  13,985 Allied Zurich PLC                        157
   1,047 AMEC PLC                                   3
   1,000 Amslit Litigation Letter                  --
   6,000 Amvescap PLC                              79
   2,929 Anglian Water PLC                         24
   7,000 Arjo Wiggins Appleton PLC                 26
   9,000 ARM Holdings PLC                          80
  10,101 BAA PLC                                   74
   3,158 Balfour Beatty PLC                         4
  13,363 Barclays PLC                             347
   2,000 Barratt Developments PLC                   7
   7,849 Bass PLC                                  86
   4,101 BBA Group PLC                             30
   1,000 Berkeley Group PLC                         8
  31,563 BG Group PLC                             189
   7,316 Blue Circle Industries PLC                47
   4,037 BOC Group PLC                             57
   8,115 Boots Co. PLC                             68
 205,262 BP Amoco PLC                           1,866
  26,040 British Aerospace PLC                    163
  10,120 British Airways PLC                       55
  19,385 British American Tobacco PLC             113
   5,035 British Land Co. PLC                      30
  16,560 British Sky Broadcasting Group PLC       303
  58,335 British Telecommunications PLC           845
   4,045 Bunzl PLC                                 19
   1,856 Burmah Castrol PLC                        46
  18,210 Cadbury Schweppes PLC                    121
   6,000 Canary Wharf Finance PLC                  32
   2,000 Capita Group PLC                          45
   4,900 Caradon PLC                               12
  10,148 Carlton Communications PLC               120
   2,000 Celltech Group PLC                        29
  35,400 Centrica PLC                             128
  12,185 CGU PLC                                  185
   7,000 Coats Viyella PLC                          6
   6,000 Compass Group PLC                         67
  27,170 Corus Group PLC                           40
   1,850 De La Rue PLC                             10
  30,410 Diageo PLC                               260
  15,342 Dixons Group PLC                          73
   1,000 Eidos PLC                                  4
   4,000 Electrocomponents PLC                     39
   7,137 EMI Group PLC                             61
   5,000 FKI PLC                                   15
   6,646 GKN PLC                                   92

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


 Shares  Description                             Value
---------------------------------------------------------------
                International Equity Index Portfolio--Continued
 United Kingdom--Continued
   6,646 GKN PLC, Class B                       $     1
  32,347 Glaxo Wellcome PLC                         913
  16,794 Granada Group PLC                          149
   4,000 Great Portland Estates PLC                  13
   9,000 Great Universal Stores PLC                  56
  20,397 Halifax PLC                                200
   2,040 Hammerson PLC                               13
   7,000 Hanson PLC                                  50
  16,000 Hays PLC                                    90
   2,000 Hepworth PLC                                 6
  13,226 Hilton Group PLC                            49
  76,462 HSBC Holdings PLC                          843
   4,000 IMI PLC                                     16
   7,000 Imperial Chemical Industries PLC            56
  33,495 Invensys PLC                               115
   1,000 Jarvis PLC                                   2
   2,000 Johnson Matthey PLC                         23
  12,154 Kingfisher PLC                             112
   4,873 Land Securities PLC                         58
  12,000 LASMO PLC                                   21
  46,160 Legal & General Group PLC                  116
   1,000 LEX Service PLC                              6
  49,501 Lloyds TSB Group PLC                       536
   4,000 Logica PLC                                 107
   1,000 London Bridge Software Holdings              9
  23,747 Marconi PLC                                286
  25,749 Marks & Spencer PLC                         96
   3,251 MEPC PLC                                    21
   5,008 Misys PLC                                   43
  13,050 National Grid Group PLC                    100
  10,302 National Power PLC                          57
   6,000 Nycomed Amersham PLC                        52
     911 Ocean Group PLC                             17
   5,591 Pearson PLC                                168
   5,762 Peninsular & Orient Steam Navigation        60
   9,718 Pilkington PLC                              12
   1,929 Provident Financial PLC                     20
  17,539 Prudential Corp. PLC                       265
   5,000 Psion PLC                                   41
   2,020 Racal Electronics PLC                       13
   5,016 Railtrack Group PLC                         63
   7,215 Rank Group PLC                              15
   9,832 Reed International PLC                      65
  25,000 Rentokil Initial PLC                        56
  13,270 Reuters Holdings Group PLC                 198
   3,472 Rexam PLC                                   12
   1,437 Rexam PLC, Class B                           2
   9,374 Rio Tinto PLC (Registered)                 138
   2,000 RMC Group PLC                               25
  23,477 Royal Bank of Scotland Group PLC           386
  12,000 Sage Group PLC                             116


 Shares  Description                             Value
-------------------------------------------------------
  17,210 Sainbury (J) PLC                       $    78
   2,500 Schroders PLC                               40
  16,000 Scottish Power PLC                         127
   4,000 Sema Group PLC                              56
   4,000 Slough Estates PLC                          21
   9,512 Smith & Nephew PLC                          25
  50,944 SmithKline Beecham PLC                     650
   3,053 Smiths Industries PLC                       38
   2,000 SSL International PLC                       22
  15,024 Stagecoach Holdings PLC                     13
   4,000 Tate & Lyle PLC                             16
   4,046 Taylor Woodrow PLC                           9
   1,000 TDG PLC                                      1
  61,048 Tesco PLC                                  184
   2,860 Thames Water PLC                            34
   5,000 TI Group PLC                                28
   2,009 Unigate PLC                                  9
  26,466 Unilever PLC                               175
   5,000 United Utilities PLC                        47
 549,162 Vodafone AirTouch PLC                    2,504
   6,307 Williams PLC                                36
   3,000 Wimpey (George) PLC                          5
   5,093 Wolseley PLC                                26
   7,000 WPP Group PLC                               85
  16,400 Zeneca Group PLC                           691
                                                -------
                                                 17,164
-------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $78,677)              84,935
-------------------------------------------------------
 PREFERRED STOCKS--0.6%
 Australia--0.2%
  19,426 News Corp. Ltd.                            187
                                                -------
 Austria--0.0%
      12 Bau Holdings A.G.--Vorzug                   --
                                                -------
 France--0.0%
     100 Etablissements Economiques du Casino         6
                                                -------
 Germany--0.4%
     300 Dyckerhoff AG                                8
     550 MAN A.G.--Vorzug                            13
     150 Metro A.G.--Vorzug                           3
     100 Rheinmetall A.G.                             1
     700 RWE A.G.-Non Voting                         21
     410 SAP A.G.--Vorzug                           216
     950 Volkswagen A.G.-Non Voting                  24
                                                -------
                                                    286
                                                -------
 Italy--0.0%
     730 Fiat S.p.A.                                 12
-------------------------------------------------------
 TOTAL PREFERRED STOCKS (Cost $513)                 491
-------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Principal
  Amount/
   Shares  Description                            Value
--------------------------------------------------------
 CORPORATE BONDS--0.0%
 Australia--0.0%
 $   116   AMP Ltd.                               $    6
   4,234   AMP Reinsurance Note                       --
--------------------------------------------------------
 TOTAL CORPORATE BONDS (Cost $10)                      6
--------------------------------------------------------
 WARRANTS/RIGHTS--0.0%
 Belgium--0.0%
     100   Gevaert N.V., Exp. 10/9/00*                --
                                                  ------
 France--0.0%
      50   Axa, Exp. 6/6/00*                          --
     300   Vivendi, Exp. 5/2/01*                       1
                                                  ------
                                                       1
                                                  ------
 Sweden--0.0%
   1,200   Volvo AB, Class A, Exp. 6/27/00            --
   2,800   Volvo AB, Class B, Exp. 6/27/00            --
                                                  ------
                                                      --
                                                  ------
 Switzerland--0.0%
      18   Kuoni Reisen Holding, Exp. 6/5/00           7
                                                  ------
 United Kingdom--0.0%
 246,912   Anglian Water PLC                          --
--------------------------------------------------------
 TOTAL WARRANTS/RIGHTS (Cost $0)                       8
--------------------------------------------------------
 OTHER--1.4%
 Australia--0.0%
   3,200   World Equity Benchmark Shares (WEBS)
           Index Series--Australia                    30
 Austria--0.0%
     400   WEBS Index Series--Austria                  3
 Belgium--0.0%
     800   WEBS Index Series--Belgium                 11
 France--0.2%
   5,300   WEBS Index Series--France                 149
 Germany--0.2%
   4,900   WEBS Index Series--Germany                121
 Hong Kong--0.0%
   2,300   WEBS Index Series--Hong Kong               27
 Italy--0.1%
   2,400   WEBS Index Series--Italy                   59
 Japan--0.4%
  24,200   WEBS Index Series--Japan                  348
 Netherlands--0.1%
   3,000   WEBS Index Series--Netherlands             72
 Singapore--0.0%
   1,700   WEBS Index Series--Singapore               11
 Spain--0.0%
   1,400   WEBS Index Series--Spain                   37

  Shares/
 Principal
  Amount   Description                               Value
-----------------------------------------------------------
 Sweden--0.1%
   1,400   WEBS Index Series--Sweden                $    45
 Switzerland--0.1%
   4,900   WEBS Index Series--Switzerland                77
 United Kingdom--0.3%
  14,000   WEBS Index Series--United Kingdom            265
-----------------------------------------------------------
 TOTAL OTHER (Cost $1,255)                            1,255
-----------------------------------------------------------
 SHORT-TERM INVESTMENT--0.6%
  (Cost $551)
           Sun Trust Bank, Atlanta, Grand Cayman,
           Eurodollar Time Deposit
 $  551      6.813%  Due 6/1/00                         551
-----------------------------------------------------------
 TOTAL INVESTMENTS--99.1%
  (Cost $81,006)                                    $87,246
-----------------------------------------------------------
 Other assets, less liabilities--0.9%                   816
-----------------------------------------------------------
 NET ASSETS--100.0%                                 $88,062

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

*Non-income producing security.


At May 31, 2000 the Portfolio's investments, excluding the short-term investment, were diversified as follows:

Industry/Sector
-----------------------------
Banks                   11.9%
Business Services       17.1
Capital Goods            5.5
Consumer Durables        7.5
Consumer Non-durables    5.0
Consumer Services        4.6
Energy                   6.0
Financial Services       8.7
Health Care              7.0
Multi-industry           2.4
Raw Materials            5.6
Retail                   3.1
Technology               7.6
Transportation           2.0
Utilities                6.0
-----------------------------
Total                  100.0%
-----------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands, except shares)


  Shares   Description                          Value
-------------------------------------------------------
                         International Growth Portfolio
 COMMON STOCKS--93.0%
 Canada--1.3%
   120,000 Barrick Gold Corp.                  $  2,168
                                               --------
 Finland--1.8%
    20,000 Nokia oyj ADR                          1,040
    38,000 Sonera Group oyj                       1,914
                                               --------
                                                  2,954
                                               --------
 France--13.1%
    34,000 Alcatel S.A.                           1,870
    32,000 Aventis S.A.*                          2,077
    17,000 Axa                                    2,491
    14,000 Axa--Rights*                              25
    26,000 Banque Nationale de Paris              2,333
    11,000 Cap Gemini S.A.                        2,049
    60,000 Michelin, Class B                      1,975
    15,000 Suez Lyonnaise des Eaux S.A.           2,505
    52,000 Thomson CSF                            2,006
    30,000 Total Fina S.A. ADR                    2,368
    16,000 Vivendi S.A.                           1,706
                                               --------
                                                 21,405
                                               --------
 Germany--8.2%
     4,800 Allianz A.G.                           1,723
    63,000 Bayer A.G.                             2,416
    28,000 Bayerische Hypo--Vereinsbank A.G.      1,810
    27,000 Deutsche Bank A.G.                     2,073
    12,000 Epcos A.G.*                            1,463
    19,000 SGL Carbon A.G.                        1,300
    50,000 Veba A.G.                              2,551
                                               --------
                                                 13,336
                                               --------
 Hong Kong--2.0%
 1,070,000 Beijing Enterprises Holdings Ltd.      1,085
 1,250,000 China Resources Enterprise Ltd.        1,203
    50,000 Shanghai Industrial Holdings Ltd.        873
                                               --------
                                                  3,161
                                               --------
 Italy--4.0%
    80,000 Assicurazioni Generali                 2,396
   165,000 Telecom Italia Mobile S.p.A.           1,709
   550,000 Unicredito Italiano S.p.A.             2,418
                                               --------
                                                  6,523
                                               --------
 Japan--24.1%
   190,000 Asahi Bank Ltd.                          845
    33,000 Circle K Japan Co. Ltd.                1,287
       230 East Japan Railway Co.                 1,312
   215,000 Fuji Bank Ltd.                         1,663
    90,000 Hitachi Ltd.                           1,115
   750,000 Kawasaki Steel Corp.                   1,135
   115,000 Kirin Brewery Co. Ltd.                 1,388
   270,000 Komatsu Ltd.                           1,663


  Shares   Description                                 Value
------------------------------------------------------------------
    50,000 Matsushita Electric Industrial Co. Ltd.    $  1,182
   140,000 Mitsubishi Estate Co. Ltd.                    1,647
   200,000 Mitsui & Co. Ltd.                             1,406
   250,000 Mitsui Marine & Fire Insurance Co. Ltd.       1,326
    55,000 NEC Corp.                                     1,394
   120,000 Nikko Securities Co. Ltd.                     1,112
     8,000 Nintendo Co. Ltd.                             1,189
       185 Nippon Telegraph & Telephone Corp.            2,200
   310,000 Nissan Motor Co. Ltd.                         1,627
        53 NTT Docomo, Inc.                              1,368
    54,000 Omron Corp.                                   1,394
    60,000 Ricoh Co. Ltd.                                1,254
    75,000 Sankyo Co. Ltd.                               1,732
    85,000 Sanwa Bank Ltd.                                 709
   155,000 Sekisui House Ltd.                            1,509
   115,000 Shiseido Co. Ltd.                             1,583
    17,000 Sony Corp.                                    1,539
    60,000 Sumitomo Bank Ltd.                              787
    95,000 Sumitomo Electric Industries Ltd.             1,385
   130,000 Takashimaya Co. Ltd.                          1,171
   140,000 Toshiba Corp.                                 1,352
                                                      --------
                                                        39,274
                                                      --------
 Netherlands--9.9%
    56,000 AEGON N.V.                                    2,089
    52,000 Buhrmann N.V.                                 1,575
    38,000 ING Groep N.V.                                2,259
    42,000 Koninklijke Philips Electronics N.V. ADR      1,856
    45,000 Royal Dutch Petroleum Co.                     2,809
    48,000 Unilever N.V. ADR                             2,439
    34,000 VNU N.V.*                                     1,725
    55,000 Wolters Kluwer N.V.                           1,337
                                                      --------
                                                        16,089
                                                      -------- ---
 Portugal--1.0%
   145,000 Portugal Telecom S.A.                         1,573
                                                      --------
 Singapore--0.6%
    95,000 DBS Group Holdings Ltd.                         948
                                                      --------
 South Korea--1.5%
    85,000 Korea Electric Power Corp. ADR                1,328
    52,000 Pohang Iron & Steel Co. ADR                   1,066
                                                      --------
                                                         2,394
                                                      --------
 Spain--2.8%
   120,000 Banco Bilbao Vizcaya Argentaria S.A.          1,669
    55,000 Endesa S.A.                                   1,133
    82,000 Telefonica de Espana S.A.                     1,674
                                                      --------
                                                         4,476
                                                      --------

See accompanying notes to financial statements.

-------------------------------------------------------------------------------

  Shares/
 Principal
  Amount   Description                            Value
---------------------------------------------------------
 Sweden--0.8%
    64,000 Telefonaktiebolaget LM Ericsson ADR   $  1,312
                                                 --------
 Switzerland--5.9%
     1,200 Nestle S.A. (Registered)                 2,280
    12,500 New ABB Ltd.                             1,545
     2,400 Novartis A.G. (Registered)               3,525
       215 Roche Holding A.G.                       2,258
                                                 --------
                                                    9,608
                                                 --------
 United Kingdom--14.9%
    47,000 AstraZeneca PLC                          1,977
    70,000 Barclays PLC                             1,819
    38,000 BP Amoco PLC ADR                         2,066
   110,000 British Telecom PLC                      1,593
   250,000 Canary Wharf Finance PLC*                1,336
   250,000 Diageo PLC                               2,138
    32,000 Glaxo Wellcome PLC ADR                   1,802
   115,000 Marconi PLC                              1,384
   500,000 Marks & Spencer PLC                      1,861
   225,000 Reed International PLC                   1,486
   115,000 Reuters Holdings Group PLC               1,712
    80,000 Sema Group PLC                           1,114
   425,000 Tesco PLC                                1,283
    59,000 Vodafone AirTouch PLC ADR                2,704
                                                 --------
                                                   24,275
                                                 --------
 United States--1.1%
    25,000 Schlumberger Ltd. ADR                    1,839
---------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $151,583)              151,335
---------------------------------------------------------
 SHORT-TERM INVESTMENT--5.9%
  (Cost $9,528)
           Sun Trust, Atlanta, Grand Cayman,
           Eurodollar Time Deposits,
 $   9,528   6.813%, Due 6/1/00                     9,528
---------------------------------------------------------
 TOTAL INVESTMENTS--98.9%
  (Cost $161,111)                                $160,863
---------------------------------------------------------
 Other assets, less liabilities--1.1%               1,859
---------------------------------------------------------
 NET ASSETS--100.0%                              $162,722
---------------------------------------------------------
---------------------------------------------------------

*Non-income producing security.

At May 31, 2000, the Portfolio's investments, excluding the short-term investment, were diversified as follows:


Industry/Sector
-------------------------------
Auto                       2.2%
Basic Industries/Energy    1.1
Basic Materials            5.9
Capital Goods              6.4
Communications             2.2
Consumer Goods             9.9
Financial Services        15.7
Food/Beverages             2.6
Insurance                  3.9
Media                      3.9
Oil                        4.5
Pharmaceuticals            5.0
Real Estate                3.5
Retail                     2.6
Technology                 9.4
Telecommunications         6.9
Transportation             1.5
Utilities                  4.4
Other                      8.4
-------------------------------
Total                    100.0%
-------------------------------
-------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
May 31, 2000
(All amounts in thousands, except net asset value per share)
(Unaudited)

                                                                           Small      Small
                               Equity   Diversified  Focused    Mid Cap   Company    Company  International International
                   Balanced    Index      Growth     Growth     Growth     Index     Growth   Equity Index     Growth
                   Portfolio Portfolio   Portfolio  Portfolio  Portfolio Portfolio  Portfolio   Portfolio     Portfolio
-------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in
 securities, at
 cost               $59,885    $874,858   $89,931   $176,076    $14,311  $246,950    $12,200     $81,006      $161,111
-------------------------------------------------------------------------------------------------------------------------
Investments in
 securities, at
 value              $68,877  $1,303,014  $125,288   $243,575    $15,237  $251,672    $12,029     $87,246      $160,863
Cash and foreign
 currencies              --         134         1          1          1        --         --         155           325
Receivables:
 Dividends and
  interest              457       1,651       132         93          3       185          1         102           230
 Investment
  securities sold       312          --     1,013      1,210         --        --        175         490         2,017
 Administrator            8          45         7         --         13        48         13           9            10
 Foreign tax
  reclaims               --          --        --         --         --        --         --          80           246
Deferred
 organization
 costs, net              --          --        --         --         --        --         --           6            --
Other assets             12          38         7         15         43         8         45          12            17
-------------------------------------------------------------------------------------------------------------------------
Total assets         69,666   1,304,882   126,448    244,894     15,297   251,913     12,263      88,100       163,708
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for:
 Investment
  securities
  purchased             182          91       606      5,237        747        64        214          --           846
Accrued expenses:
 Advisory fees           29         111        58        164         10        43          8          18           109
 Administration
  fees                    6         111        11         20          1        22          1          11            20
 Custodian fees           3          --        --          1          1       172         --           4             5
 Transfer agent
  fees                    1          21         1          3         --         2         --           1             1
 Shareholder
  service fees            1          88         1          6         --         1         --          --             1
Other liabilities         3          46        10          4          6         5          7           4             4
-------------------------------------------------------------------------------------------------------------------------
Total liabilities       225         468       687      5,435        765       309        230          38           986
-------------------------------------------------------------------------------------------------------------------------
Net assets          $69,441  $1,304,414  $125,761   $239,459    $14,532  $251,604    $12,033     $88,062      $162,722
-------------------------------------------------------------------------------------------------------------------------
Analysis of net
 assets:
Paid-in capital     $52,662    $730,133   $40,734   $157,830    $14,712  $250,876    $12,767     $81,865      $140,536
Undistributed
 (distribution in
 excess of)
 net investment
 income (loss)          546       3,007        39       (770)        --     1,453         (3)        271         1,525
Accumulated net
 realized gains
 (losses) on
 investments,
 futures and
 foreign currency
 transactions         7,241     143,222    49,631     14,900     (1,106)   (4,668)      (560)       (305)       20,928
Net unrealized
 appreciation
 (depreciation) on
 investments,
 futures and
 foreign currency
 transactions         8,992     428,052    35,357     67,499        926     3,943       (171)      6,240          (233)
Net unrealized
 losses on
 translation of
 other assets and
 liabilities
 denominated in
 foreign
 currencies              --          --        --         --         --        --         --          (9)          (34)
-------------------------------------------------------------------------------------------------------------------------
Net assets          $69,441  $1,304,414  $125,761   $239,459    $14,532  $251,604    $12,033     $88,062      $162,722
-------------------------------------------------------------------------------------------------------------------------
Net assets
 Class A            $68,054  $1,177,372  $125,195   $226,182    $14,532  $251,494    $12,033     $88,047      $162,722
 Class C                904     111,640        --     12,618         --        --         --          --            --
 Class D                483      15,402       566        659         --       110         --          15            --
-------------------------------------------------------------------------------------------------------------------------
Total shares
 outstanding (no
 par value),
 unlimited shares
 authorized
 Class A              4,798      50,345     7,376     11,586      1,322    20,802      1,102       6,916        13,284
 Class C                 64       4,788        --        651         --        --         --          --            --
 Class D                 34         662        34         35         --         9         --           1            --
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
 offering and
 redemption price
 per share
 Class A             $14.18      $23.39    $16.97     $19.52     $10.99    $12.09     $10.92      $12.73        $12.25
 Class C             $14.19      $23.32        --     $19.38         --        --         --          --            --
 Class D             $14.11      $23.27    $16.63     $19.03         --    $11.93         --      $12.61            --
-------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended May 31, 2000
(All amounts in thousands)
(Unaudited)

                                                                            Small      Small
                             Equity    Diversified  Focused    Mid Cap     Company    Company    International International
                  Balanced    Index      Growth     Growth      Growth      Index      Growth    Equity Index     Growth
                  Portfolio Portfolio   Portfolio  Portfolio Portfolio(a) Portfolio Portfolio(b)  Portfolio      Portfolio
----------------------------------------------------------------------------------------------------------------------------
Investment in-
 come:
Dividend             $218     $8,236        $598       $403         $7     $1,468         $4           $643        $1,329
Interest              988      1,267          31         65         30        249         30             36           322
----------------------------------------------------------------------------------------------------------------------------
Total income        1,206      9,503         629        468         37      1,717         34            679(c)      1,651(d)
----------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment advi-
 sory fees            285      2,121         641      1,332         45        507         45            182           825
Administration
 fees                  36        707          80        121          4        127          4             55           124
Custodian fees         17         90          15         20          9        277         11             43            89
Registration
 fees                  13         63          11         13         18         11         21             15            18
Transfer agent
 fees                   4        134           8         18          1         13         --              4             8
Professional
 fees                   3         39           3          3          6          3          6              3             4
Trustee fees and
 expenses               2         18           2          2          1          2          2              2             2
Shareholder ser-
 vicing fees            1        106           1         11         --         --         --             --            --
Amortization of
 deferred organ-
 ization costs         --         --          --         --         --         --         --              2            --
Other                   6         25          48         14          4          5          4              6             5
----------------------------------------------------------------------------------------------------------------------------
Total expenses        367      3,303         809      1,534         88        945         93            312         1,075
Less voluntary
 waivers of in-
 vestment advi-
 sory fees           (107)    (1,414)       (200)      (363)       (12)      (253)       (12)           (91)         (165)
Less expenses
 reimbursed by
 Administrator        (40)      (234)        (37)       (43)       (39)      (299)       (44)           (37)          (35)
----------------------------------------------------------------------------------------------------------------------------
Net expenses          220      1,655         572      1,128         37        393         37            184           875
----------------------------------------------------------------------------------------------------------------------------
Net investment
 income (loss)        986      7,848          57       (660)        --      1,324         (3)           495           776
Net realized
 gains (losses)
 on:
 Investment
  transactions      7,295    151,026      49,693     15,216     (1,106)     6,252       (560)            87        22,328
 Futures trans-
  actions              --     (1,734)         --         42         --         30         --             49            --
 Foreign cur-
  rency transac-
  tions                --         --          --         --         --         --         --            (28)         (144)
Net change in
 unrealized
 appreciation
 (depreciation)
 on investments,
 futures, and
 foreign
 currency
 transactions      (3,963)  (116,077)    (31,075)     7,932        926       (939)      (171)        (2,117)      (16,522)
Net change in
 unrealized
 losses on
 translation of
 other assets
 and liabilities
 denominated in
 foreign
 currencies            --         --          --         --         --         --         --             (3)          (19)
----------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in
 net assets
 resulting from
 operations        $4,318    $41,063     $18,675    $22,530      $(180)    $6,667      $(734)       $(1,517)       $6,419
----------------------------------------------------------------------------------------------------------------------------

(a) Fund commenced operations after the close of business on December 31, 1999.
(b) Fund commenced operations December 1, 1999.
(c) Net of $70 in non-reclaimable foreign withholding taxes.
(d) Net of $117 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Six Months Ended May 31, 2000 (Unaudited) and the Year Ended November 30, 1999
(All amounts in thousands)


                                        Balanced              Equity
                                        Portfolio         Index Portfolio
                                     ----------------  ----------------------
                                      2000     1999       2000        1999
------------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)           $986   $1,977      $7,848     $16,931
 Net realized gains on investments,
  options, futures and foreign cur-
  rency transactions                   7,295    8,632     149,292     150,075
 Net change in unrealized
  appreciation (depreciation) on
  investments, options, futures and
  foreign currency transactions       (3,963)  (1,145)   (116,077)     95,640
 Net change in unrealized losses on
  translations of other assets and
  liabilities denominated in for-
  eign currencies                         --       --          --          --
------------------------------------------------------------------------------
Net increase (decrease) in net as-
 sets resulting from operations        4,318    9,464      41,063     262,646
------------------------------------------------------------------------------
Distributions to Class A sharehold-
 ers:
 Net investment income                  (433)  (2,270)     (3,746)    (17,433)
 In excess of net investment income       --      (44)         --        (497)
 Net realized gains                   (8,499)  (5,340)   (138,311)    (75,449)
------------------------------------------------------------------------------
Total distributions to Class A
 shareholders                         (8,932)  (7,654)   (142,057)    (93,379)
------------------------------------------------------------------------------
Distributions to Class C sharehold-
 ers:
 Net investment income                    (5)     (50)       (255)       (974)
 In excess of net investment income       --       --          --        (265)
 Net realized gains                      (89)    (473)    (11,410)     (6,898)
------------------------------------------------------------------------------
Total distributions to Class C
 shareholders                            (94)    (523)    (11,665)     (8,137)
------------------------------------------------------------------------------
Distributions to Class D sharehold-
 ers:
 Net investment income                    (3)     (14)        (32)       (126)
 In excess of net investment income       --       (1)         --         (46)
 Net realized gains                      (45)     (66)     (1,662)     (1,989)
------------------------------------------------------------------------------
Total distributions to Class D
 shareholders                            (48)     (81)     (1,694)     (2,161)
------------------------------------------------------------------------------
Class A share transactions:
 Proceeds from the sale of shares      9,763   19,095     154,888     494,970
 Reinvested distributions              7,476    7,632     117,671      78,835
 Cost of shares redeemed             (21,383) (13,176)   (359,150)   (525,214)
------------------------------------------------------------------------------
Net increase (decrease) in net as-
 sets resulting from Class A share
 transactions                         (4,144)  13,551     (86,591)     48,591
------------------------------------------------------------------------------
Class C share transactions:
 Proceeds from the sale of shares         53      317      14,150      30,445
 Reinvested distributions                 94      524      11,666       8,137
 Cost of shares redeemed                  (2)  (5,339)    (18,914)    (49,510)
------------------------------------------------------------------------------
Net increase (decrease) in net as-
 sets resulting from Class C share
 transactions                            145   (4,498)      6,902     (10,928)
------------------------------------------------------------------------------
Class D share transactions:
 Proceeds from the sale of shares         78      169       2,310       6,301
 Reinvested distributions                 48       81       1,668       2,140
 Cost of shares redeemed                 (24)    (595)     (3,664)    (25,737)
------------------------------------------------------------------------------
Net increase (decrease) in net as-
 sets resulting from Class D share
 transactions                            102     (345)        314     (17,296)
------------------------------------------------------------------------------
Net increase (decrease) in net as-
 sets                                 (8,653)   9,914    (193,728)    179,336
Net assets--beginning of year         78,094   68,180   1,498,142   1,318,806
------------------------------------------------------------------------------
Net assets--end of period            $69,441  $78,094  $1,304,414  $1,498,142
------------------------------------------------------------------------------
Undistributed (distribution in ex-
 cess of) net investment income
 (loss)                                 $546       $1      $3,007       $(808)
------------------------------------------------------------------------------

(a) Fund commenced operations after the close of business on December 31, 1999.
(b) Fund commenced operations December 1, 1999.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                         MidCap                        Small Company  International
   Diversified       Focused Growth      Growth     Small Company         Growth       Equity Index       International
Growth Portfolio        Portfolio       Portfolio  Index Portfolio       Portfolio      Portfolio       Growth Portfolio
------------------  ------------------  --------- -------------------  ------------- -----------------  ------------------
  2000      1999      2000      1999     2000(a)    2000      1999        2000(b)     2000      1999      2000      1999
---------------------------------------------------------------------------------------------------------------------------
     $57      $633     $(660)    $(463)      $--    $1,324     $2,517         $(3)      $495      $612      $776    $1,127
  49,693    42,261    15,258    29,485    (1,106)    6,282     14,688        (560)       108     3,161    22,184    27,846
 (31,075)   (1,726)    7,932    17,632       926      (939)     7,692        (171)    (2,117)    5,594   (16,522)    2,953
      --        --        --        --        --        --         --          --         (3)       (7)      (19)      (55)
---------------------------------------------------------------------------------------------------------------------------
  18,675    41,168    22,530    46,654      (180)    6,667     24,897        (734)    (1,517)    9,360     6,419    31,871
---------------------------------------------------------------------------------------------------------------------------
    (624)     (733)       --        --        --    (2,171)    (1,491)         --       (469)     (885)     (520)   (2,012)
      --        --        --        --        --        --         --          --         --        --        --        --
 (41,882)  (18,908)  (27,400)   (9,490)       --   (25,693)   (23,084)         --     (3,235)   (2,016)  (25,786)   (6,897)
---------------------------------------------------------------------------------------------------------------------------
 (42,506)  (19,641)  (27,400)   (9,490)       --   (27,864)   (24,575)         --     (3,704)   (2,901)  (26,306)   (8,909)
---------------------------------------------------------------------------------------------------------------------------
      --        --        --        --        --        --         --          --         --        --        --        --
      --        --        --        --        --        --         --          --         --        --        --        --
      --        --    (1,695)     (673)       --        --        (13)         --         --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
      --        --    (1,695)     (673)       --        --        (13)         --         --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
      (1)       (1)       --        --        --        (4)        (3)         --         --        --        --        --
      --        --        --        --        --        --         --          --         --        --        --        (2)
    (109)     (123)      (80)     (136)       --       (53)       (96)         --         (1)       (1)       --       (12)
---------------------------------------------------------------------------------------------------------------------------
    (110)     (124)      (80)     (136)       --       (57)       (99)         --         (1)       (1)       --       (14)
---------------------------------------------------------------------------------------------------------------------------
   8,620    16,523    47,710    38,630    15,231    82,988    192,147      13,004     43,689    16,794    29,004    19,602
  40,160    18,539    25,822     9,041        --    21,055     22,577          --      3,562     2,858    23,534     7,690
 (88,784)  (45,318)  (21,684)  (24,453)     (519)  (31,661)  (153,669)       (237)   (10,461)  (14,570)  (17,618)  (14,145)
---------------------------------------------------------------------------------------------------------------------------
 (40,004)  (10,256)   51,848    23,218    14,712    72,382     61,055      12,767     36,790     5,082    34,920    13,147
---------------------------------------------------------------------------------------------------------------------------
      --        --       159       771        --        --        942          --         --        --        --        --
      --        --     1,695       674        --        --         13          --         --        --        --        --
      --        --       (18)   (1,160)       --        --     (1,818)         --         --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
      --        --     1,836       285        --        --       (863)         --         --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
      77       199       116       170        --         6        103          --         --        --        --         7
     110       124        80        80        --        56         99          --          1         1        --        14
     (34)     (986)      (30)   (1,732)       --      (436)      (579)         --         --        --        --      (224)
---------------------------------------------------------------------------------------------------------------------------
     153      (663)      166    (1,482)       --      (374)      (377)         --          1         1        --      (203)
---------------------------------------------------------------------------------------------------------------------------
 (63,792)   10,484    47,205    58,376    14,532    50,754     60,025      12,033     31,569    11,541    15,033    35,892
 189,553   179,069   192,254   133,878        --   200,850    140,825          --     56,493    44,952   147,689   111,797
---------------------------------------------------------------------------------------------------------------------------
$125,761  $189,553  $239,459  $192,254   $14,532  $251,604   $200,850     $12,033    $88,062   $56,493  $162,722  $147,689
---------------------------------------------------------------------------------------------------------------------------
     $39      $607     $(770)    $(110)      $--    $1,453     $2,304         $(3)      $271      $245    $1,525    $1,269
---------------------------------------------------------------------------------------------------------------------------

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited) and the Years Ended November
30,
Balanced Portfolio

                                               Class A
                           ----------------------------------------------------
                            2000     1999     1998     1997     1996     1995
--------------------------------------------------------------------------------
Net asset value, begin-
 ning of period             $15.12   $14.95   $13.59   $12.24   $11.05    $9.50
Income (loss) from in-
 vestment operations:
 Net investment income        0.20     0.40     0.38     0.38     0.34     0.34
 Net realized and
  unrealized gain             0.62     1.55     1.81     1.66     1.19     1.55
--------------------------------------------------------------------------------
Total income from invest-
 ment operations              0.82     1.95     2.19     2.04     1.53     1.89
--------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income       (0.09)   (0.47)   (0.32)   (0.38)   (0.34)   (0.34)
 In excess of net invest-
  ment income                   --    (0.01)      --       --       --       --
 Net realized gain           (1.67)   (1.30)   (0.51)   (0.31)      --       --
--------------------------------------------------------------------------------
Total distributions to
 shareholders                (1.76)   (1.78)   (0.83)   (0.69)   (0.34)   (0.34)
--------------------------------------------------------------------------------
Net increase (decrease)      (0.94)    0.17     1.36     1.35     1.19     1.55
--------------------------------------------------------------------------------
Net asset value, end of
 period                     $14.18   $15.12   $14.95   $13.59   $12.24   $11.05
--------------------------------------------------------------------------------
Total return (a)              5.87%   14.11%   16.90%   17.29%   14.07%   20.22%
Ratio to average net as-
 sets of (b):
 Expenses, net of waivers
  and reimbursements          0.61%    0.61%    0.61%    0.61%    0.61%    0.61%
 Expenses, before waivers
  and reimbursements          1.02%    0.99%    1.04%    1.11%    1.20%    1.28%
 Net investment income,
  net of waivers and re-
  imbursements                2.77%    2.69%    2.83%    2.99%    3.03%    3.36%
 Net investment income,
  before waivers and re-
  imbursements                2.36%    2.31%    2.40%    2.49%    2.44%    2.69%
Portfolio turnover rate      31.53%   77.19%   67.16%   59.06%  104.76%   93.39%
Net assets at end of pe-
 riod (in thousands)       $68,054  $76,884  $61,969  $51,475  $45,157  $38,897
--------------------------------------------------------------------------------

                                         Class C                                  Class D
                          ----------------------------------------- ----------------------------------------
                           2000   1999 (c)  1998    1997   1996 (d)  2000    1999    1998    1997   1996 (e)
------------------------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period           $15.13   $14.91  $13.56  $12.24   $11.12  $15.06  $14.88  $13.54  $12.23   $11.34
Income (loss) from in-
 vestment operations:
 Net investment income      0.17     0.34    0.37    0.36     0.29    0.16    0.36    0.40    0.34     0.22
 Net realized and
  unrealized gain           0.64     1.60    1.78    1.64     1.12    0.64    1.53    1.72    1.64     0.96
------------------------------------------------------------------------------------------------------------
Total income from in-
 vestment operations        0.81     1.94    2.15    2.00     1.41    0.80    1.89    2.12    1.98     1.18
------------------------------------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income     (0.08)   (0.42)  (0.29)  (0.37)   (0.29)  (0.08)  (0.41)  (0.27)  (0.36)   (0.29)
 Net realized gain         (1.67)   (1.30)  (0.51)  (0.31)      --   (1.67)  (1.30)  (0.51)  (0.31)      --
------------------------------------------------------------------------------------------------------------
Total distributions to
 shareholders              (1.75)   (1.72)  (0.80)  (0.68)   (0.29)  (1.75)  (1.71)  (0.78)  (0.67)   (0.29)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)    (0.94)    0.22    1.35    1.32     1.12   (0.95)   0.18    1.34    1.31     0.89
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $14.19   $15.13  $14.91  $13.56   $12.24  $14.11  $15.06  $14.88  $13.54   $12.23
------------------------------------------------------------------------------------------------------------
Total return (a)            5.81%   14.03%  16.61%  17.00%   12.72%   5.73%  13.73%  16.45%  16.82%   10.55%
Ratio to average net as-
 sets of (b):
 Expenses, net of
  waivers and
  reimbursements            0.85%    0.85%   0.85%   0.85%    0.85%   1.00%   1.00%   1.00%   1.00%    1.00%
 Expenses, before
  waivers and
  reimbursements            1.26%    1.23%   1.28%   1.35%    1.44%   1.41%   1.38%   1.43%   1.50%    1.59%
 Net investment income,
  net of waivers and re-
  imbursements              2.53%    2.45%   2.58%   2.75%    2.80%   2.38%   2.30%   2.44%   2.60%    2.78%
 Net investment income,
  before waivers and re-
  imbursements              2.12%    2.07%   2.15%   2.25%    2.21%   1.97%   1.92%   2.01%   2.10%    2.19%
Portfolio turnover rate    31.53%   77.19%  67.16%  59.06%  104.76%  31.53%  77.19%  67.16%  59.06%  104.76%
Net assets at end of pe-
 riod (in thousands)        $904     $805  $5,459  $4,587   $5,997    $483    $405    $752    $322     $232
------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Financial highlights for the year ended November 30, 1999 were calculated using the average shares outstanding method.
(d) For the period December 29, 1995 (Class C shares issue date) through November 30, 1996.
(e) For the period February 20, 1996 (Class D shares issue date) through November 30, 1996.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited) and the Years Ended November
30,
Equity Index Portfolio

                                                   Class A
                         ----------------------------------------------------------------
                            2000        1999        1998       1997      1996      1995
------------------------------------------------------------------------------------------
Net asset value,
 beginning of period         $25.34      $22.69      $20.09    $16.79    $13.86    $10.60
 Income (loss) from
  investment operations:
 Net investment income         0.14        0.28        0.28      0.30      0.31      0.30
 Net realized and
  unrealized gain              0.53        4.13        4.02      4.13      3.36      3.47
------------------------------------------------------------------------------------------
Total income from
 investment operations         0.67        4.41        4.30      4.43      3.67      3.77
------------------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment income        (0.07)      (0.32)      (0.26)    (0.30)    (0.31)    (0.30)
 In excess of net
  investment income              --       (0.01)         --        --        --        --
 Net realized gain            (2.55)      (1.43)      (1.44)    (0.83)    (0.43)    (0.21)
------------------------------------------------------------------------------------------
Total distributions to
 shareholders                 (2.62)      (1.76)      (1.70)    (1.13)    (0.74)    (0.51)
------------------------------------------------------------------------------------------
Net increase (decrease)       (1.95)       2.65        2.60      3.30      2.93      3.26
------------------------------------------------------------------------------------------
Net asset value, end of
 period                      $23.39      $25.34      $22.69    $20.09    $16.79    $13.86
------------------------------------------------------------------------------------------
Total return (a)               2.71%      20.53%      23.39%    27.93%    27.53%    36.60%
Ratio to average net
 assets of (b):
 Expenses, net of
  waivers and
  reimbursements               0.21%       0.21%       0.21%     0.22%     0.22%     0.22%
 Expenses, before
  waivers and
  reimbursements               0.44%       0.44%       0.46%     0.46%     0.50%     0.54%
 Net investment income,
  net of waivers and
  reimbursements               1.13%       1.19%       1.36%     1.66%     2.12%     2.54%
 Net investment income,
  before waivers and
  reimbursements               0.90%       0.96%       1.11%     1.42%     1.84%     2.22%
Portfolio turnover rate        9.03%      12.81%      15.26%    18.96%    18.02%    15.27%
Net assets at end of
 period (in thousands)   $1,177,372  $1,368,157  $1,175,112  $844,065  $675,804  $479,763
------------------------------------------------------------------------------------------

                                           Class C                                                Class D
                     --------------------------------------------------------  --------------------------------------------------
                       2000      1999      1998     1997     1996    1995 (c)   2000     1999     1998     1997     1996    1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of
 period                $25.28    $22.64    $20.05   $16.79   $13.86   $13.43    $25.25   $22.58   $20.00   $16.77  $13.83  $10.60
 Income (loss) from
  investment
  operations:
 Net investment
  income                 0.11      0.22      0.24     0.26     0.28     0.05      0.09     0.16     0.21     0.26    0.27    0.25
 Net realized and
  unrealized gain        0.53      4.12      4.01     4.11     3.35     0.45      0.53     4.15     4.00     4.07    3.36    3.47
----------------------------------------------------------------------------------------------------------------------------------
Total income from
 investment
 operations              0.64      4.34      4.25     4.37     3.63     0.50      0.62     4.31     4.21     4.33    3.63    3.72
----------------------------------------------------------------------------------------------------------------------------------
Distributions
 to shareholders:
 Net investment
  income                (0.05)    (0.21)    (0.22)   (0.28)   (0.27)   (0.07)    (0.05)   (0.14)   (0.19)   (0.27)  (0.26)  (0.28)
 In excess of net
  investment income        --     (0.06)       --       --       --       --        --    (0.07)      --       --      --      --
 Net realized gain      (2.55)    (1.43)    (1.44)   (0.83)   (0.43)      --     (2.55)   (1.43)   (1.44)   (0.83)  (0.43)  (0.21)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions
 to shareholders        (2.60)    (1.70)    (1.66)   (1.11)   (0.70)   (0.07)    (2.60)   (1.64)   (1.63)   (1.10)  (0.69)  (0.49)
----------------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease)             (1.96)     2.64      2.59     3.26     2.93     0.43     (1.98)    2.67     2.58     3.23    2.94    3.23
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period         $23.32    $25.28    $22.64   $20.05   $16.79   $13.86    $23.27   $25.25   $22.58   $20.00  $16.77  $13.83
----------------------------------------------------------------------------------------------------------------------------------
Total return (a)         2.60%    20.23%    23.09%   27.64%   27.24%    3.94%     2.49%   20.15%   22.90%   27.45%  27.20%  36.20%
Ratio to average
 net assets of (b):
 Expenses, net of
  waivers and
  reimbursements         0.45%     0.45%     0.45%    0.46%    0.46%    0.46%     0.60%    0.60%    0.60%    0.61%   0.61%   0.61%
 Expenses, before
  waivers
  and
  reimbursements         0.68%     0.68%     0.70%    0.70%    0.74%    0.78%     0.83%    0.83%    0.85%    0.85%   0.89%   0.93%
 Net investment
  income, net
  of waivers and
  reimbursements         0.89%     0.95%     1.12%    1.42%    1.89%    2.29%     0.74%    0.80%    0.97%    1.27%   1.78%   2.07%
 Net investment
  income,
  before waivers
  and
  reimbursements         0.66%     0.72%     0.87%    1.18%    1.61%    1.97%     0.51%    0.57%    0.72%    1.03%   1.50%   1.75%
Portfolio turnover
 rate                    9.03%    12.81%    15.26%   18.96%   18.02%   15.27%     9.03%   12.81%   15.26%   18.96%  18.02%  15.27%
Net assets at end
 of period (in
 thousands)          $111,640  $113,588  $111,991  $82,982  $53,929  $18,390   $15,402  $16,397  $31,703  $30,650  $8,005    $810
----------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, investment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) For the period September 28, 1995 (Class C shares issue date) through November 30, 1995.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited) and the Years Ended November
30,
Diversified Growth Portfolio

                                                Class A
                         ----------------------------------------------------------------
                           2000         1999         1998      1997      1996      1995
------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $19.79       $17.76       $16.20    $14.36    $12.20     $9.88
Income (loss) from
 investment operations:
 Net investment income       0.01         0.07         0.07      0.11      0.14      0.15
 Net realized and
  unrealized gain            1.69         3.95         3.46      3.33      2.33      2.26
------------------------------------------------------------------------------------------
Total income from
 investment operations       1.70         4.02         3.53      3.44      2.47      2.41
------------------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income      (0.07)       (0.07)       (0.11)    (0.14)    (0.15)    (0.09)
 Net realized gain          (4.45)       (1.92)       (1.86)    (1.46)    (0.16)       --
------------------------------------------------------------------------------------------
Total distributions to
 shareholders               (4.52)       (1.99)       (1.97)    (1.60)    (0.31)    (0.09)
------------------------------------------------------------------------------------------
Net increase (decrease)     (2.82)        2.03         1.56      1.84      2.16      2.32
------------------------------------------------------------------------------------------
Net asset value, end of
 period                    $16.97       $19.79       $17.76    $16.20    $14.36    $12.20
------------------------------------------------------------------------------------------
Total return (a)             9.96%       24.66%       25.22%    27.06%    20.83%    24.55%
Ratio to average net
 assets of (b):
 Expenses, net of
  waivers and
  reimbursements             0.71%(c)     0.67%(c)     0.66%     0.67%     0.66%     0.69%
 Expenses, before
  waivers and
  reimbursements             1.01%        0.96%        0.96%     1.03%     1.10%     1.12%
 Net investment income,
  net of waivers and
  reimbursements             0.07%        0.33%        0.45%     0.76%     0.98%     1.16%
 Net investment income,
  before waivers and
  reimbursements            (0.23)%       0.04%        0.15%     0.40%     0.54%     0.73%
Portfolio turnover rate     38.51%       67.47%       37.74%    45.53%    59.99%    81.65%
Net assets at end of
 period (in thousands)   $125,195     $189,077     $177,947  $158,383  $142,055  $146,731
------------------------------------------------------------------------------------------

                                             Class D
                          -------------------------------------------------------
                          2000 (d)    1999 (d)     1998     1997    1996    1995
----------------------------------------------------------------------------------
Net asset value,
 beginning of period       $19.49      $17.53     $16.03   $14.26  $12.16   $9.88
Income (loss) from
 investment operations:
 Net investment income
  (loss)                    (0.02)         --       0.03     0.09    0.11    0.11
 Net realized and
  unrealized gain            1.65        3.89       3.40     3.27    2.29    2.25
----------------------------------------------------------------------------------
Total income from
 investment operations       1.63        3.89       3.43     3.36    2.40    2.36
----------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income      (0.04)         --      (0.07)   (0.13)  (0.14)  (0.08)
 In excess of net in-
  vestment income              --       (0.01)        --       --      --      --
 Net realized gain          (4.45)      (1.92)     (1.86)   (1.46)  (0.16)     --
----------------------------------------------------------------------------------
Total distributions to
 shareholders               (4.49)      (1.93)     (1.93)   (1.59)  (0.30)  (0.08)
----------------------------------------------------------------------------------
Net increase (decrease)     (2.86)       1.96       1.50     1.77    2.10    2.28
----------------------------------------------------------------------------------
Net asset value, end of
 period                    $16.63      $19.49     $17.53   $16.03  $14.26  $12.16
----------------------------------------------------------------------------------
Total return (a)             9.75%      24.09%     24.73%   26.60%  20.39%  24.19%
Ratio to average net as-
 sets of (b):
 Expenses, net of
  waivers and
  reimbursements             1.10%(c)    1.06%(c)   1.05%    1.06%   1.05%   1.08%
 Expenses, before
  waivers and
  reimbursements             1.40%       1.35%      1.35%    1.42%   1.49%   1.51%
 Net investment income
  (loss), net of waivers
  and reimbursements        (0.32)%     (0.06)%     0.06%    0.37%   0.59%   0.73%
 Net investment income
  (loss), before waivers
  and reimbursements        (0.62)%     (0.35)%    (0.24)%   0.01%   0.15%   0.30%
Portfolio turnover rate     38.51%      67.47%     37.74%   45.53%  59.99%  81.65%
Net assets at end of pe-
 riod (in thousands)         $566        $476     $1,122     $696    $433    $221
----------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Expense ratio, net of waivers and reimbursements, for the period ended May 31, 2000 and the year ended November 30, 1999 would have been 0.66% and 1.05% for Class A and D, respectively, absent the effect of interest expense incurred by the fund's temporary borrowing against a line of credit.
(d) Financial highlights for the period ended May 31, 2000 and the year ended November 30, 1999 were calculated using the average shares outstanding method.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited) and the Years Ended November
30,
Focused Growth Portfolio

                                                Class A
                          --------------------------------------------------------------
                            2000       1999       1998       1997       1996      1995
------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $20.41     $16.39     $16.20     $14.48     $12.53     $9.79
Income (loss) from
 investment operations:
 Net investment income
  (loss)                     (0.05)        --      (0.01)      0.05       0.02      0.05
 Net realized and
  unrealized gain             2.24       5.28       3.10       3.37       2.17      2.71
------------------------------------------------------------------------------------------
Total income from in-
 vestment operations          2.19       5.28       3.09       3.42       2.19      2.76
------------------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income          --         --      (0.05)     (0.02)     (0.05)    (0.02)
 Net realized gain           (3.08)     (1.26)     (2.85)     (1.68)     (0.19)       --
------------------------------------------------------------------------------------------
Total distributions to
 shareholders                (3.08)     (1.26)     (2.90)     (1.70)     (0.24)    (0.02)
------------------------------------------------------------------------------------------
Net increase (decrease)      (0.89)      4.02       0.19       1.72       1.95      2.74
------------------------------------------------------------------------------------------
Net asset value, end of
 period                     $19.52     $20.41     $16.39     $16.20     $14.48    $12.53
------------------------------------------------------------------------------------------
Total return (a)             11.70%     34.23%     24.03%     27.05%     17.82%    28.38%
Ratio to average net as-
 sets of (b):
 Expenses, net of
  waivers and
  reimbursements              0.92%      0.92%      0.92%      0.92%      0.91%     0.91%
 Expenses, before
  waivers and
  reimbursements              1.25%      1.26%      1.29%      1.34%      1.43%     1.47%
 Net investment income
  (loss), net of waivers
  and reimbursements         (0.53)%    (0.26)%    (0.04)%     0.30%      0.12%     0.46%
 Net investment loss,
  before waivers and
  reimbursements             (0.86)%    (0.60)%    (0.41)%    (0.12)%    (0.40)%   (0.10)%
Portfolio turnover rate      62.12%    110.80%     79.11%    108.29%    116.78%    85.93%
Net assets at end of
 period (in thousands)    $226,182   $180,557   $123,380   $115,802   $106,250   $86,099
------------------------------------------------------------------------------------------

                                         Class C
                         -----------------------------------------------
                         2000 (c)    1999      1998     1997    1996 (d)
----------------------------------------------------------------------------------
Net asset value,
 beginning of period      $20.30     $16.34   $16.16   $14.47    $13.46
Income (loss) from
 investment operations:
 Net investment income
  (loss)                   (0.08)     (0.03)   (0.05)    0.01     (0.01)
 Net realized and
  unrealized gain           2.24       5.25     3.09     3.37      1.02
----------------------------------------------------------------------------------
Total income from in-
 vestment operations        2.16       5.22     3.04     3.38      1.01
----------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income        --         --    (0.01)   (0.01)       --
 Net realized gain         (3.08)     (1.26)   (2.85)   (1.68)       --
----------------------------------------------------------------------------------
Total distributions to
 shareholders              (3.08)     (1.26)   (2.86)   (1.69)       --
----------------------------------------------------------------------------------
Net increase (decrease)    (0.92)      3.96     0.18     1.69      1.01
----------------------------------------------------------------------------------
Net asset value, end of
 period                   $19.38     $20.30   $16.34   $16.16    $14.47
----------------------------------------------------------------------------------
Total return (a)           11.60%     33.95%   23.73%   26.75%     7.51%
Ratio to average net
 assets of (b):
 Expenses, net of
  waivers and
  reimbursements            1.16%      1.16%    1.16%    1.16%     1.15%
 Expenses, before
  waivers and
  reimbursements            1.49%      1.50%    1.53%    1.58%     1.67%
 Net investment income
  (loss), net of waiv-
  ers and
  reimbursements           (0.77)%    (0.50)%  (0.29)%   0.06%    (0.12)%
 Net investment loss,
  before waivers and
  reimbursements           (1.10)%    (0.84)%  (0.66)%  (0.36)%   (0.64)%
Portfolio turnover rate    62.12%    110.80%   79.11%  108.29%   116.78%
Net assets at end of
 period
 (in thousands)          $12,618    $11,183   $8,719   $8,325    $6,993
----------------------------------------------------------------------------------
                                             Class D
                         ---------------------------------------------------------
                         2000 (c)   1999     1998     1997      1996     1995 (e)
----------------------------------------------------------------------------------
Net asset value,
 beginning of period      $20.00   $16.14   $16.01    $14.37    $12.48     $9.55
Income (loss) from
 investment operations:
 Net investment income
  (loss)                   (0.09)   (0.02)   (0.05)     0.03     (0.03)     0.02
 Net realized and
  unrealized gain           2.20     5.14     3.04      3.30      2.15      2.93
----------------------------------------------------------------------------------
Total income from in-
 vestment operations        2.11     5.12     2.99      3.33      2.12      2.95
----------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income        --       --    (0.01)    (0.01)    (0.04)    (0.02)
 Net realized gain         (3.08)   (1.26)   (2.85)    (1.68)    (0.19)       --
----------------------------------------------------------------------------------
Total distributions to
 shareholders              (3.08)   (1.26)   (2.86)    (1.69)    (0.23)    (0.02)
----------------------------------------------------------------------------------
Net increase (decrease)    (0.97)    3.86     0.13      1.64      1.89      2.93
----------------------------------------------------------------------------------
Net asset value, end of
 period                   $19.03   $20.00   $16.14    $16.01    $14.37    $12.48
----------------------------------------------------------------------------------
Total return (a)           11.50%   33.74%   23.60%    26.52%    17.42%    30.97%
Ratio to average net
 assets of (b):
 Expenses, net of
  waivers and
  reimbursements            1.31%    1.31%    1.31%     1.31%     1.30%     1.30%
 Expenses, before
  waivers and
  reimbursements            1.64%    1.65%    1.68%     1.73%     1.82%     1.86%
 Net investment income
  (loss), net of waiv-
  ers and
  reimbursements           (0.92)%  (0.65)%  (0.44)%   (0.09)%   (0.28)%   (0.11)%
 Net investment loss,
  before waivers and
  reimbursements           (1.25)%  (0.99)%  (0.81)%   (0.51)%   (0.80)%   (0.67)%
Portfolio turnover rate    62.12%  110.80%   79.11%   108.29%   116.78%    85.93%
Net assets at end of
 period
 (in thousands)             $659     $514   $1,779    $1,206      $656      $489
----------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Financial highlights for the period ended May 31, 2000, were calculated using the average shares outstanding method.
(d) For the period June 14, 1996 (Class C shares issue date) through November 30, 1996.
(e) For the period December 8, 1994 (Class D shares issue date) through November 30, 1995.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited)
Mid Cap Growth Portfolio

                                                          Class A
                                                          --------
                                                          2000 (c)
-------------------------------------------------------------------
Net asset value, beginning of period                       $10.00
 Income (loss) from investment operations:
 Net investment income                                        --
 Net realized and unrealized gain                            0.99
-------------------------------------------------------------------
Total income from investment operations                      0.99
-------------------------------------------------------------------
Distributions to shareholders:
 Net investment income                                        --
 Net realized gain                                            --
-------------------------------------------------------------------
Total distributions to shareholders                           --
-------------------------------------------------------------------
Net increase                                                 0.99
-------------------------------------------------------------------
Net asset value, end of period                             $10.99
-------------------------------------------------------------------
Total return (a)                                             9.90%
Ratio to average net assets of (b):
 Expenses, net of waivers and reimbursements                 0.91%
 Expenses, before waivers and reimbursements                 2.16%
 Net investment income, net of waivers and reimbursements    0.00%
 Net investment income, before waivers and reimbursements   (1.25)%
Portfolio turnover rate                                     75.59%
Net assets at end of period (in thousands)                $14,532
-------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) For the period commencing after the close of business December 31, 1999 through May 31, 2000.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited) and the Years Ended November
30,
Small Company Index Portfolio

                                                Class A
                          -------------------------------------------------------------
                            2000      1999         1998       1997      1996     1995
----------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $13.14    $13.02       $15.05     $13.97    $12.98   $10.86
Income (loss) from
 investment operations:
 Net investment income        0.05      0.12         0.13       0.15      0.19     0.16
 Net realized and
  unrealized gain (loss)      0.57      1.61        (1.13)      2.69      1.75     2.67
----------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        0.62      1.73        (1.00)      2.84      1.94     2.83
----------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income       (0.13)    (0.10)       (0.14)     (0.17)    (0.14)   (0.15)
 Net realized gain           (1.54)    (1.51)       (0.89)     (1.59)    (0.81)   (0.56)
----------------------------------------------------------------------------------------
Total distributions to
 shareholders                (1.67)    (1.61)       (1.03)     (1.76)    (0.95)   (0.71)
----------------------------------------------------------------------------------------
Net increase (decrease)      (1.05)     0.12        (2.03)      1.08      0.99     2.12
----------------------------------------------------------------------------------------
Net asset value, end of
 period                     $12.09    $13.14       $13.02     $15.05    $13.97   $12.98
----------------------------------------------------------------------------------------
Total return (a)              5.05%    14.97%       (7.02)%    23.06%    15.96%   27.76%
Ratio to average net
 assets of (b):
 Expenses, net of
  waivers and
  reimbursements              0.31%     0.34%(f)     0.31%      0.32%     0.32%    0.32%
 Expenses, before
  waivers and
  reimbursements              0.75%     0.81%        0.74%      0.68%     0.79%    0.81%
 Net investment income,
  net of waivers and
  reimbursements              1.05%     1.27%        1.19%      1.22%     1.36%    1.31%
 Net investment income,
  before waivers and
  reimbursements              0.61%     0.80%        0.76%      0.86%     0.89%    0.82%
Portfolio turnover rate      10.13%   101.01%       59.21%     42.66%    46.26%   38.46%
Net assets at end of
 period (in thousands)    $251,494  $200,404     $139,100   $147,887  $112,856  $94,899
----------------------------------------------------------------------------------------

                              Class C                           Class D
                          ------------------ -----------------------------------------------------
                           1999     1998 (d) 2000 (e)  1999        1998    1997    1996   1995 (g)
--------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period      $12.98     $13.89   $13.01   $12.94     $15.01  $13.96  $12.95   $10.51
Income (loss) from
 investment operations:
 Net investment income      0.09       0.03     0.04     0.10       0.11    0.17    0.13     0.18
 Net realized and
  unrealized gain (loss)    1.61      (0.94)    0.53     1.52      (1.19)   2.62    1.83     2.96
--------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations      1.70      (0.91)    0.57     1.62      (1.08)   2.79    1.96     3.14
--------------------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income     (0.03)        --    (0.11)   (0.04)     (0.10)  (0.15)  (0.14)   (0.14)
 Net realized gain         (1.51)        --    (1.54)   (1.51)     (0.89)  (1.59)  (0.81)   (0.56)
--------------------------------------------------------------------------------------------------
Total distributions to
 shareholders              (1.54)        --    (1.65)   (1.55)     (0.99)  (1.74)  (0.95)   (0.70)
--------------------------------------------------------------------------------------------------
Net increase (decrease)     0.16      (0.91)   (1.08)    0.07      (2.07)   1.05    1.01     2.44
--------------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $13.14(c)  $12.98   $11.93   $13.01     $12.94  $15.01  $13.96   $12.95
--------------------------------------------------------------------------------------------------
Total return (a)                     (6.54)%    4.65%   14.13%    (7.58)%  22.68%  16.20%   31.62%
Ratio to average net
 assets of (b):
 Expenses, net of
  waivers and
  reimbursements                       0.55%    0.70%    0.73%(f)   0.70%   0.71%   0.71%    0.71%
 Expenses, before
  waivers and
  reimbursements                       0.98%    1.14%    1.20%      1.13%   1.07%   1.18%    1.20%
 Net investment income, net of
  waivers and reimbursements           0.98%    0.66%    0.88%      0.80%   0.76%   1.02%    0.90%
 Net investment income, before
  waivers and reimbursements           0.55%    0.22%    0.41%      0.37%   0.40%   0.55%    0.41%
Portfolio turnover rate               59.21%   10.13%  101.01%     59.21%  42.66%  46.26%   38.46%
Net assets at end of
 period (in thousands)                 $870     $110     $446       $855    $690    $269      $44
--------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Class C shares were fully redeemed as of June 30, 1999. Financial highlights for the period then ended were calculated using the average shares outstanding method. At May 31, 2000, there were no outstanding shares.
(d) For the period January 8, 1998 (Class C shares issue date) through November 30, 1998.
(e) Financial Highlights for the period ended May 31, 2000 were calculated using the average shares outstanding method.
(f) Expense ratio, net of waivers and reimbursements, for the year ended November 30, 1999 would have been 0.31% and 0.70% for Class A and D, respectively, absent the effect of interest expense incurred by the fund's temporary borrowing against a line of credit.
(g) For the period December 8, 1994 (Class D shares issue date) through November 30, 1995.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited)
Small Company Growth Portfolio

                                                          Class A
                                                          -------
                                                          2000(c)
-------------------------------------------------------------------
Net asset value, beginning of period                       $10.00
 Income (loss) from investment operations:
 Net investment income                                         --
 Net realized and unrealized gain                            0.92
-------------------------------------------------------------------
Total income from investment operations                      0.92
-------------------------------------------------------------------
Distributions to shareholders:
 Net investment income                                         --
 Net realized gain                                             --
-------------------------------------------------------------------
Total distributions to shareholders                            --
-------------------------------------------------------------------
Net increase                                                 0.92
-------------------------------------------------------------------
Net asset value, end of period                             $10.92
-------------------------------------------------------------------
Total return (a)                                             9.20%
Ratio to average net assets of (b):
 Expenses, net of waivers and reimbursements                 0.91%
 Expenses, before waivers and reimbursements                 2.30%
 Net investment income, net of waivers and reimbursements   (0.07)%
 Net investment income, before waivers and reimbursements   (1.46)%
Portfolio turnover rate                                    114.97%
Net assets at end of period (in thousands)                $12,033
-------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment of the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) For the period December 1, 1999 (commencement of operations) through May 31, 2000.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited) and the Years Ended November
30,
International Equity Index Portfolio

                                                        Class A
                                            -----------------------------------
                                             2000     1999     1998    1997 (c)
-------------------------------------------------------------------------------
Net asset value, beginning of period         $13.50   $11.98   $10.55   $10.00
Income (loss) from investment operations:
 Net investment income                         0.09     0.23     0.14     0.10
 Net realized and unrealized gain              0.02     2.07     1.46     0.45
-------------------------------------------------------------------------------
Total income from investment operations        0.11     2.30     1.60     0.55
-------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income                        (0.11)   (0.23)   (0.17)      --
 In excess of net investment income              --    (0.01)      --       --
 Net realized gain                            (0.77)   (0.54)      --       --
-------------------------------------------------------------------------------
Total distributions to shareholders           (0.88)   (0.78)   (0.17)      --
-------------------------------------------------------------------------------
Net increase (decrease)                       (0.77)    1.52     1.43     0.55
-------------------------------------------------------------------------------
Net asset value, end of period               $12.73   $13.50   $11.98   $10.55
-------------------------------------------------------------------------------
Total return (a)                               0.64%   20.32%   15.50%    5.45%
Ratio to average net assets of (b):
 Expenses, net of waivers and
  reimbursements                               0.51%    0.53%    0.55%    0.51%
 Expenses, before waivers and
  reimbursements                               0.86%    0.91%    1.00%    1.08%
 Net investment income, net of waivers and
  reimbursements                               1.36%    1.21%    1.36%    1.75%
 Net investment income before waivers and
  reimbursements                               1.01%    0.83%    0.91%    1.18%
Portfolio turnover rate                       17.25%   45.97%   41.53%    8.16%
Net assets at end of period (in thousands)  $88,047  $56,479  $44,940  $34,244
-------------------------------------------------------------------------------

                                                         Class D
                                                  ------------------------
                                                   2000    1999   1998 (d)
---------------------------------------------------------------------------
Net asset value, beginning of period              $13.40  $11.97    $9.88
Income (loss) from investment operations:
 Net investment income                              0.06    0.12       --
 Net realized and unrealized gain (loss)           (0.02)   2.08     2.09
---------------------------------------------------------------------------
Total income from investment operations             0.04    2.20     2.09
---------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income                             (0.06)  (0.11)      --
 In excess of net investment income                   --   (0.12)      --
 Net realized gain                                 (0.77)  (0.54)      --
---------------------------------------------------------------------------
Total distributions to shareholders                (0.83)  (0.77)      --
---------------------------------------------------------------------------
Net increase (decrease)                            (0.79)   1.43     2.09
---------------------------------------------------------------------------
Net asset value, end of period                    $12.61  $13.40   $11.97
---------------------------------------------------------------------------
Total return (a)                                    0.13%  19.48%   21.15 %
Ratio to average net assets of (b):
 Expenses, net of waivers and reimbursements        0.90%   0.92%    0.94 %
 Expenses, before waivers and reimbursements        1.25%   1.30%    1.39 %
 Net investment income (loss), net of waivers and
  reimbursements                                    0.97%   0.82%   (0.11)%
 Net investment income (loss) before waivers and
  reimbursements                                    0.62%   0.44%   (0.56)%
Portfolio turnover rate                            17.25%  45.97%   41.53 %
Net assets at end of period (in thousands)           $15     $14      $12
---------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) For the period April 1, 1997 (commencement of operations) through November 30, 1997.
(d) For the period October 5, 1998 (Class D shares issue date) through November 30, 1998.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited) and the Years Ended November
30,
International Growth Portfolio

                                                     Class A
                             ---------------------------------------------------------------
                                2000        1999        1998      1997      1996      1995
----------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                        $14.07    $11.78      $10.52    $10.63     $9.88    $10.21
Income (loss) from invest-
 ment operations:
 Net investment income              0.04      0.33        0.09      0.11      0.10      0.12
 Net realized and
  unrealized gain (loss)            0.59      2.94        1.90      0.31      0.87     (0.36)
----------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations              0.63      3.27        1.99      0.42      0.97     (0.24)
----------------------------------------------------------------------------------------------
Distributions to sharehold-
 ers:
 Net investment income             (0.05)    (0.22)      (0.16)    (0.08)    (0.22)    (0.05)
 Net realized gain                 (2.40)    (0.76)      (0.57)    (0.45)       --     (0.04)
----------------------------------------------------------------------------------------------
Total distributions to
 shareholders                      (2.45)    (0.98)      (0.73)    (0.53)    (0.22)    (0.09)
----------------------------------------------------------------------------------------------
Net increase (decrease)            (1.82)     2.29        1.26     (0.11)     0.75     (0.33)
----------------------------------------------------------------------------------------------
Net asset value, end of pe-
 riod                             $12.25    $14.07      $11.78    $10.52    $10.63     $9.88
----------------------------------------------------------------------------------------------
Total return (a)                    4.53%    30.07%      20.44%     4.21%     9.96%    (2.32)%
Ratio to average net assets
 of (b):
 Expenses, net of waivers
  and reimbursements                1.06%     1.06%       1.06%     1.06%     1.06%     1.06%
 Expenses, before waivers
  and reimbursements                1.30%     1.31%       1.31%     1.37%     1.43%     1.38%
 Net investment income, net
  of waivers and reimburse-
  ments                             0.94%     0.92%       0.89%     0.97%     0.73%     1.22%
Net investment income, be-
 fore waivers and reim-
 bursements                         0.70%     0.67%       0.64%     0.66%     0.36%     0.90%
Portfolio turnover rate            85.07%   168.10%     160.13%   154.62%   202.47%   215.31%
Net assets at end of period
 (in thousands)                 $162,722  $147,689    $111,594  $106,774  $138,182  $148,704
----------------------------------------------------------------------------------------------
                                                            Class D
                                          --------------------------------------------------
                                            1999        1998      1997      1996      1995
----------------------------------------------------------------------------------------------
Net asset value, beginning of period        $11.60      $10.39    $10.54     $9.83    $10.21
Income (loss) from investment
 operations:
 Net investment income (loss)                (0.01)       0.09      0.09      0.01      0.19
 Net realized and unrealized gain
  (loss)                                      2.59        1.83      0.29      0.92     (0.48)
----------------------------------------------------------------------------------------------
Total income (loss) from investment
 operations                                   2.58        1.92      0.38      0.93     (0.29)
----------------------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income                          --       (0.14)    (0.08)    (0.22)    (0.05)
 In excess of net investment income          (0.14)         --        --        --        --
 Net realized gain                           (0.76)      (0.57)    (0.45)       --     (0.04)
----------------------------------------------------------------------------------------------
Total distributions to shareholders          (0.90)      (0.71)    (0.53)    (0.22)    (0.09)
----------------------------------------------------------------------------------------------
Net increase (decrease)                       1.68        1.21     (0.15)     0.71     (0.38)
----------------------------------------------------------------------------------------------
Net asset value, end of period              $13.28(c)   $11.60    $10.39    $10.54     $9.83
----------------------------------------------------------------------------------------------
Total return (a)                                         19.91%     3.79%     9.59%    (2.78)%
Ratio to average net assets of (b):
 Expenses, net of waivers and
  reimbursements                                          1.45%     1.45%     1.45%     1.45%
 Expenses, before waivers and
  reimbursements                                          1.70%     1.76%     1.82%     1.77%
 Net investment income, net of waivers
  and reimbursements                                      0.59%     0.58%     0.44%     2.01%
Net investment income, before waivers
 and reimbursements                                       0.34%     0.27%     0.07%     1.69%
Portfolio turnover rate                                 160.13%   154.62%   202.47%   215.31%
Net assets at end of period (in thou-
 sands)                                                   $203      $234       $94       $20
----------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Class D shares were fully redeemed as of August 22, 1999. Financial highlights for the period then ended were calculated using the average shares outstanding method. At May 31, 2000, there were no outstanding shares.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

Notes to Financial Statements
May 31, 2000
(Unaudited)
1. Organization
Northern Institutional Funds (the "Trust") is a Delaware business trust which was formed on July 1, 1997, and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust currently includes twenty portfolios, each with its own investment objective. Each Portfolio, other than the International Bond Portfolio, is classified as diversified. Except as noted below, the Northern Trust Company ("Northern") is the investment adviser for all actively managed Portfolios and is the custodian and transfer agent for the Trust. Northern Trust Investments, Inc. ("NTI"), formerly known as Northern Trust Quantitative Advisors, Inc. ("NTQA") is the investment adviser for the U.S. Treasury Index, Equity Index, International Equity Index and Small Company Index Portfolios. Northern and PFPC Inc. ("PFPC") are the Trust's co-administrators and Northern Funds Distributors, LLC is the Trust's distributor. Presented herein are the financial statements of the fixed income and equity portfolios (the "Portfolios").
 Each of the Portfolios has three separate classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. As of May 31, 2000, Class A, Class C and Class D shares are outstanding for certain Portfolios.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation
Investments held by a Portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded. Securities traded on a foreign security exchange which are not traded on valuation date will be valued at the most recent quoted sales price. Securities which are traded in the over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Exchange traded futures and options are valued at the settlement price as established by the exchange on which they are traded. Index futures are marked-to-market on a daily basis. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees (the "Board"). Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value.

(b) Investment Transactions and Investment Income
Investment transactions are recorded on a trade date basis. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. The interest rates reflected in the Statements of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date or as soon as the information is available.

(c) Deferred Organization Costs
Organization-related costs for funds incepted prior to June 30, 1998, are being amortized on a straight-line basis over five years. In the event any of the initial shares of any of the Portfolios are redeemed, the redemption proceeds will be reduced by the amount of any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

(d) Expenses
Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

(e) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

Notes to Financial Statements--Continued
May 31, 2000
(Unaudited)

(f) Futures Contracts
Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Portfolio and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.
 At May 31, 2000, Equity Index and Small Company Index Portfolios had entered into long exchange traded futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions at May 31, 2000, was approximately $4,485,000 and $1,036,000 respectively.

(g) Options Contracts
Each Portfolio may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies, and U.S. and foreign securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging (or cross-hedging) purposes or for the purpose of earning additional income.
 The risks associated with purchasing an option include risk of loss of premium, change in market value and counterparty non-performance under the contract. Put and call options purchased are accounted for in the same manner as Portfolio securities.
 The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
 In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.
 The Portfolios did not write call or put options for the six months ended May 31, 2000.

(h) Stripped Securities
Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only securities and the value of principal only stripped securities vary inversely with changes in interest rates.

(i) Forward Foreign Currency Exchange Contracts
Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. In addition, the International Bond and International Growth Portfolios may enter into foreign currency exchange contracts for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses when the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
 The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
 At May 31, 2000 International Bond Portfolio had outstanding contracts as follows:

                                  Contract  Contract
                                   Amount    Amount
                                   (Local    (U.S.   Unrealized
Contract                 Delivery Currency) Dollars) Gain/(Loss)
Type      Currency         Date    (000s)    (000s)    (000s)
----------------------------------------------------------------
Buy       Euro           6/16/00    1,020     $927      $ 20
Sell      British Pounds 6/16/00      612      927        12
Buy       British Pounds 6/16/00      608      922       (13)
Sell      Euro           6/16/00    1,020      922       (25)
Buy       Euro           6/23/00      968      950       (52)
Sell      Euro           6/23/00      971      950        48
Buy       Japanese Yen   6/26/00   90,000      846        (6)
Sell      Euro           6/26/00      904      846         6
Buy       British Pounds 6/26/00      623      930         1
Sell      Euro           6/26/00    1,020      930       (17)
                                                        ----
                         Net Unrealized
                         Loss:                          $(26)
                                                        ====

-------------------------------------------------------------------------------

 At May 31, 2000 International Growth Portfolio had outstanding contracts as follows:

                                  Contract  Contract
                                   Amount    Amount
                                   (Local    (U.S.   Unrealized
Contract                 Delivery Currency) Dollars) Gain/(Loss)
Type      Currency         Date    (000s)    (000s)    (000s)
----------------------------------------------------------------
Buy       British Pounds  6/1/00      123     $181       $ 2
Sell      Japanese Yen    6/1/00   96,309      904        10
Buy       Euro            6/2/00      449      418        (1)
Sell      Japanese Yen    6/2/00   37,734      354         4
                                                         ---
                         Net Unrealized Gain:            $15
                                                         ===

(j) Foreign Currency Translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.

 The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

(k) Federal Taxes
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders. Therefore, no provision is made for federal taxes.
 At November 30, 1999, the Trust's most recent tax year end, the Portfolios had the following amounts of capital loss carryforwards for U.S. federal income tax purposes:

                                Amount
                            (in thousands) Year(s) of Expiration
----------------------------------------------------------------
U.S. Government Securities      $   60             2007
Short-Intermediate Bond            265             2007
Intermediate Bond                1,831             2007
U.S. Treasury Index                 15             2005
Bond                               759             2007
International Bond                  50             2007
----------------------------------------------------------------

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(l) Distributions
Dividends from net investment income are declared and paid as follows:

-------------------------------------
U.S. Government Securities    Monthly
Short-Intermediate Bond       Monthly
Intermediate Bond             Monthly
U.S. Treasury Index           Monthly
Bond                          Monthly
International Bond          Quarterly
Balanced                    Quarterly
Equity Index                Quarterly
Diversified Growth           Annually
Focused Growth               Annually
Mid Cap Growth               Annually
Small Company Index          Annually
Small Company Growth         Annually
International Equity Index   Annually
International Growth         Annually
-------------------------------------

 Each Portfolio's net realized capital gains are distributed at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with generally accepted accounting principles.

3. Advisory, Transfer Agency and Custodian Agreements
The Trust has an investment advisory agreement whereby each Portfolio pays Northern or NTI, as the case may be, a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current period, Northern and NTI each voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2000, are as follows:

                                              Net
                            Advisory  Less  Advisory
                              Fee    Waiver   Fee
----------------------------------------------------
U.S. Government Securities     .60%   .35%    .25%
Short-Intermediate Bond        .60    .35     .25
Intermediate Bond              .60    .35     .25
U.S. Treasury Index            .40    .25     .15
Bond                           .60    .35     .25
International Bond             .90    .20     .70
Balanced                       .80    .30     .50
Equity Index                   .30    .20     .10
Diversified Growth             .80    .25     .55
Focused Growth                1.10    .30     .80
Mid Cap Growth                1.10    .30     .80
Small Company Index            .40    .20     .20
Small Company Growth          1.10    .30     .80
International Equity Index     .50    .25     .25
International Growth          1.00    .20     .80
----------------------------------------------------

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

Notes to Financial Statements--Continued
May 31, 2000
(Unaudited)

 As compensation for the services rendered as transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives a fee, computed daily and payable monthly, at an annual rate of .01%, .10% and
 .15% of the average daily net asset value of the outstanding Class A, C and D shares, respectively, for the Portfolios. For compensation as custodian, Northern receives an amount based on a pre-determined schedule of charges approved by the Board.

4. Administration and Distribution Agreements
Northern and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administrative fee at an annual rate of .10% (.15% in the case of the International Bond, International Equity Index and International Growth Portfolios) of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.
 In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to Northern for its duties as investment adviser and transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and indemnification expenses), exceeded on an annualized basis .10% of a Portfolio's average daily net assets (0.25% for the International Bond, International Growth and International Equity Index Portfolios), the co-administrators reimbursed each Portfolio for the amount of the excess pursuant to the terms of the administration agreements.
 The expenses reimbursable during the six months ended May 31, 2000, under such arrangements, are shown on the accompanying Statements of Operations.
 Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

5. Shareholder Servicing Plan
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .15% and .25% of the average daily net asset value of the outstanding Class C and D shares, respectively.

6. Investment Transactions
Investment transactions for the six months ended May 31, 2000 (excluding short-term investments) were as follows:

                                                    Proceeds
                                                   from sales   Proceeds
                                                       and     from sales
                             Purchases             maturities     and
                              of U.S.   Purchases    of U.S.   maturities
                            Government   of other  Government   of other
                            Obligations securities Obligations securities
-------------------------------------------------------------------------
                                           (in thousands)
U.S. Government Securities    $54,635    $   --      $42,642    $   --
Short-Intermediate Bond        55,800     24,577      17,705     28,111
Intermediate Bond               3,188      1,683       1,225      3,041
U.S. Treasury Index            11,923        --        5,801        --
Bond                          706,412     92,665     505,722    209,354
International Bond                --      21,144       1,623     16,173
Balanced                        4,199     16,549       3,087     25,213
Equity Index                      --     123,498         --     347,671
Diversified Growth                --      59,659         --     137,809
Focused Growth                    --     174,245         --     148,508
Mid Cap Growth                    --      21,057         --       7,618
Small Company Index               --      68,848         --      24,416
Small Company Growth              --      22,063         --       9,794
International Equity Index        --      46,292         --      12,289
International Growth              --     132,823         --     129,347
-------------------------------------------------------------------------

 As of May 31, 2000, the composition of unrealized appreciation (depreciation) of investment securities (including the effects of foreign currency translation and excluding futures transactions) based on the aggregate cost of investments for federal income tax purposes were as follows:

                                                                     Cost for
                                                                      Federal
                                                           Net        Income
                                                       Appreciation     Tax
                            Appreciation Depreciation (Depreciation) Purposes
------------------------------------------------------------------------------
                                              (in thousands)
U.S. Government Securities         16        1,807        (1,791)       92,547
Short-Intermediate Bond           135       20,736       (20,601)      240,302
Intermediate Bond                  16        3,252        (3,236)       51,173
U.S. Treasury Index               204          633          (429)       28,834
Bond                            1,305       59,843       (58,538)    1,080,002
International Bond                338        1,399        (1,061)       29,860
Balanced                       12,082        3,090         8,992        59,885
Equity Index                  491,071       62,915       428,156       874,858
Diversified Growth             39,921        4,564        35,357        89,931
Focused Growth                 73,197        5,698        67,499       176,076
Mid Cap Growth                  1,503          577           926        14,311
Small Company Index            47,748       43,026         4,722       246,950
Small Company Growth            1,003        1,174          (171)       12,200
International Equity Index     11,786        5,546         6,240        81,006
International Growth           10,653       10,901          (248)      161,111
------------------------------------------------------------------------------

-------------------------------------------------------------------------------



7. Bank Loans
The Trust maintains a $100,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above the federal funds rate.
 Interest expense for the six months ended May 31, 2000 was approximately $1,000, $42,000, $9,000 and $1,000 for the Balanced Portfolio, Diversified Growth, Focused Growth and International Equity Index Portfolios, respectively. These amounts are included in "Other Expenses" on the Statements of Operations.
 As of May 31, 2000, there were no outstanding borrowings.

8. Share Transactions
Transactions in Class A Shares for the six months ended May 31, 2000 were as follows:

                                                                Net
                                    Reinvested                Increase
                            Sales  distributions Redemptions (Decrease)
-----------------------------------------------------------------------
                                          (in thousands)
U.S. Government Securities   1,164       130        1,092         202
Short-Intermediate Bond      7,154       409        5,159       2,404
Intermediate Bond              353        73          409          17
U.S. Treasury Index            422        23          138         307
Bond                        11,845     1,572        6,439       6,978
International Bond             166       --            32         134
Balanced                       693       543        1,524        (288)
Equity Index                 6,472     5,049       15,163      (3,642)
Diversified Growth             509     2,513        5,198      (2,176)
Focused Growth               2,389     1,410        1,061       2,738
Mid Cap Growth               1,365       --            43       1,322
Small Company
 Index                       6,214     1,787        2,453       5,548
Small Company Growth         1,120       --            18       1,102
International Equity Index   3,248       273          788       2,733
International Growth         2,280     1,926        1,418       2,788
-----------------------------------------------------------------------

 Transactions in Class A shares for the year ended November 30, 1999 were as follows:

                                                                Net
                                    Reinvested                Increase
                            Sales  distributions Redemptions (Decrease)
-----------------------------------------------------------------------
                                          (in thousands)
U.S. Government Securities   2,576       225          683       2,118
Short-Intermediate Bond      9,325       820        9,315         830
Intermediate Bond            5,326       138        4,371       1,093
U.S. Treasury Index            513        28          467          74
Bond                        22,095     3,026        7,604      17,517
International Bond             112        78           22         168
Balanced                     1,307       536          903         940
Equity Index                20,577     3,524       21,896       2,205
Diversified Growth             912     1,105        2,486        (469)
Focused Growth               2,118       558        1,357       1,319
Small Company
 Index                      15,298     1,961       12,685       4,574
International Equity Index   1,368       251        1,188         431
International Growth         1,516       695        1,185       1,026
-----------------------------------------------------------------------

 Transactions in Class C shares for the six months ended May 31, 2000 were as follows:

                                                               Net
                                   Reinvested                Increase
                            Sales distributions Redemptions (Decrease)
----------------------------------------------------------------------
                                          (in thousands)
U.S. Government Securities   --        --            --         --
U.S. Treasury Index           33       --             23         10
Bond                         305        96         1,384       (983)
Balanced                       4         7           --          11
Equity Index                 599       502           806        295
Focused Growth                 8        93             1        100
Small Company
 Index                       --        --            --         --
----------------------------------------------------------------------

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

Notes to Financial Statements--Continued
May 31, 2000
(Unaudited)

 Transactions in Class C shares for the year ended November 30, 1999 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
U.S. Government Securities      4        3           202       (195)
U.S. Treasury Index            18       --             9          9
Bond                        1,163      288         1,054        397
Balanced                       22       37           372       (313)
Equity Index                1,287      366         2,107       (454)
Focused Growth                 43       42            67         18
Small Company
 Index                         78        1           146        (67)
----------------------------------------------------------------------

 Transactions in Class D shares for the six months ended May 31, 2000 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
U.S. Government Securities    17         1            1         17
Short-Intermediate Bond      --        --             5         (5)
Intermediate Bond            --        --           --         --
U.S. Treasury Index            3       --             7         (4)
Bond                           4         1           77        (72)
International Bond           --        --           --         --
Balanced                       6         3            2          7
Equity Index                 100        72          159         13
Diversified Growth             5         7            2         10
Focused Growth                 6         4            1          9
Mid Cap Growth               --        --           --         --
Small Company Index            1         5           31        (25)
Small Company Growth         --        --           --         --
International Equity Index   --        --           --         --
International Growth         --        --           --         --
----------------------------------------------------------------------

 Transactions in Class D shares for the year ended November 30, 1999 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
U.S. Government Securities    14         3            35        (18)
Short-Intermediate Bond        4         1            40        (35)
Intermediate Bond             --        --             1         (1)
U.S. Treasury Index            8         1            79        (70)
Bond                           8         8            32        (16)
International Bond            --        --             6         (6)
Balanced                      12         5            41        (24)
Equity Index                 270        97         1,122       (755)
Diversified Growth            11         7            58        (40)
Focused Growth                 9         5            98        (84)
Small Company Index            8         8            48        (32)
International Equity Index    --        --            --         --
International Growth           1         1            19        (17)
----------------------------------------------------------------------

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------
Voting Results of Special Meeting of Shareholders
At a Special Meeting of Shareholders of the Trust (the "Meeting") held on
March 21, 2000, the following actions were taken:

 (1) The following individuals were elected to serve on the Board of Trustees by the shareholders of all Portfolios of the Trust voting together in the aggregate:

                                      Number of
                          Number of     Votes
Name of Trustee           Votes For    Withheld
------------------------------------------------
Richard G. Cline        6,637,761,713 38,398,295
Edward J. Condon, Jr.   6,637,761,713 38,398,295
Wesley M. Dixon, Jr.    6,587,683,995 88,476,012
Willaim J. Dolan, Jr.   6,637,761,713 38,398,295
John W. English         6,637,761,713 38,398,295
Raymond E. George, Jr.  6,637,761,713 38,398,295
Sandra Polk Guthman     6,637,761,713 38,398,295
Michael E. Murphy       6,637,761,713 38,398,295
Mary Jacobs Skinner     6,636,834,594 39,325,414
William H. Springer     6,587,685,010 88,474,997
Richard P. Strubel      6,637,761,713 38,398,295
Stephen B. Timbers      6,637,761,713 38,398,295
------------------------------------------------

 (2) The approval of the selection of Ernst & Young LLP as the Trust's independent auditors for the fiscal year ending November 30, 2000 was ratified by all the shareholders of all Portfolios of the Trust voting together in the aggregate as follows:

                                      Votes
  Votes For                          Against                                             Abstained
---------------------------------------------------------------------------------------------------
6,630,851,779                       11,428,600                                           33,879,628
---------------------------------------------------------------------------------------------------

 (3)(a) The proposed amendments to the fundamental investment policy on commodities were approved by each of the Portfolios listed below (voting separately on a Portfolio-by-Portfolio basis) as follows:

                                        Votes
Fund                        Votes For  Against Abstained
--------------------------------------------------------
U.S. Government Securities   2,450,071 628,079       --
Short-Intermediate Bond      7,031,029  37,171   106,191
Intermediate Bond            1,492,716     --        --
U.S. Treasury Index            772,380  74,371       476
Bond                        30,851,467 123,751       442
International Bond           1,378,076     --        --
Balanced                     3,027,462   2,941       --
Equity Index                30,959,495 901,759 4,845,479
Diversified Growth           9,949,425 165,317       --
Focused Growth               9,719,535  96,212       --
Small Company Index         11,010,989  39,170     9,721
International Equity Index   3,656,815     --        --
International Growth        10,868,820     458     4,778
--------------------------------------------------------

 (3)(b) The proposed amendments to the fundamental investment policies on borrowing and lending were approved by each of the Portfolios listed below (voting separately on a Portfolio-by-Portfolio basis) as follows:

                                         Votes
Fund                        Votes For   Against  Abstained
----------------------------------------------------------
U.S. Government Securities   2,433,528   644,622       --
Short-Intermediate Bond      6,854,006   214,194   106,191
Intermediate Bond            1,492,716       --        --
U.S. Treasury Index            846,751       --        476
Bond                        29,677,823 1,297,395       442
International Bond           1,378,076       --        --
Balanced                     3,030,403       --        --
Equity Index                30,118,696 1,742,558 4,845,479
Diversified Growth          10,113,914       828       --
Focused Growth               9,738,542    77,206       --
Mid Cap Growth                 559,986       --        --
Small Company Index         11,028,987    21,172     9,721
Small Company Growth           569,776       --        --
International Equity Index   3,656,815       --        --
International Growth        10,869,278       --      4,778
----------------------------------------------------------

 (3)(c) The proposed elimination of the fundamental investment policy on mortgaging was approved by each of the Portfolios listed below (voting separately on a Portfolio-by-Portfolio basis) as follows:

                                         Votes
Fund                        Votes For   Against  Abstained
----------------------------------------------------------
U.S. Government Securities   2,465,330   612,820       --
Short-Intermediate Bond      6,918,799   149,401   106,191
Intermediate Bond            1,492,716       --        --
U.S. Treasury Index            846,751       --        476
Bond                        29,919,784 1,055,434       442
International Bond           1,378,076       --        --
Balanced                     3,030,403       --        --
Equity Index                30,119,895 1,741,359 4,845,479
Diversified Growth          10,113,914       828       --
Focused Growth               9,815,748       --        --
Small Company Index         11,046,997     3,162     9,721
Small Company Growth           569,776       --        --
International Equity Index   3,656,815       --        --
International Growth        10,869,278       --      4,778
----------------------------------------------------------

 (3)(d) The proposed elimination of the fundamental investment policy on puts and calls was approved by each of the Portfolios listed below (voting separately on a Portfolio-by-Portfolio basis) as follows:

                                         Votes
Fund                        Votes For   Against  Abstained
----------------------------------------------------------
U.S. Government Securities   2,465,330   612,820       --
Short-Intermediate Bond      7,066,160     2,040   106,191
Intermediate Bond            1,492,716       --        --
U.S. Treasury Index            846,751       --        476
Bond                        29,926,932 1,048,286       442
International Bond           1,378,076       --        --
Balanced                     3,030,403       --        --
Equity Index                30,377,361 1,483,893 4,845,479
Diversified Growth          10,113,914       828       --
Focused Growth               9,815,748       --        --
Small Company Index         11,050,159       --      9,721
International Equity Index   3,656,815       --        --
International Growth        10,869,278       --      4,778
----------------------------------------------------------

[LOGO OF NORTHERN INSTITUTIONAL FUNDS]

[LOGO] Managed by
       Northern Trust


Investment Advisers

The Northern Trust Company
Northern Trust Investments, Inc.
P.O. Box 75943
Chicago, IL 60675-5943
(800) 637-1380


Transfer Agent and Custodian

The Northern Trust Company


Distributor

Northern Funds Distributors, LLC,
an independent third party


Co-Administrators

The Northern Trust Company
PFPC Inc.


Trustees

Richard G. Cline
Edward J. Condon, Jr.
Wesley M. Dixon, Jr.
William J. Dolan, Jr.
John W. English
Raymond E. George, Jr.
Sandra Polk Guthman
Michael L. Murphy
Mary Jacobs Skinner
William H. Springer, Chairman
Richard P. Strubel
Stephen B. Timbers


Officers

Jylanne M. Dunne, President
Brian R. Curran, Vice President and Treasurer
Arch King, Vice President
Lloyd Wennlund, Vice President
Suzanne Anderson, Assistant Treasurer
Jeffrey Dalke, Secretary
Linda J. Hoard, Assistant Secretary
Therese Hogan, Assistant Secretary


Independent Auditors

Ernst & Young LLP


Legal Counsel

Drinker Biddle & Reath LLP

                                          [LOGO OF NORTHERN INSTITUTIONAL FUNDS]



Money Market
Portfolios








                                                                    MAY 31, 2000

                               Semiannual Report

Northern Institutional Funds
Money Market Portfolios

--------------------------------------------------------------------------------

Table of Contents

                                                                            Page
                                                                            ----
Letter to Shareholders.....................................................   2
Statements of Investments
  Investment Abbreviations and Notes.......................................   4
  Government Select Portfolio..............................................   5
  Government Portfolio.....................................................   6
  Diversified Assets Portfolio.............................................   7
  Tax Exempt Portfolio.....................................................  11
  Municipal Portfolio......................................................  16
Statements of Assets and Liabilities.......................................  19
Statements of Operations...................................................  20
Statements of Changes in Net Assets........................................  21
Financial Highlights.......................................................  22
Notes to the Financial Statements..........................................  27
Voting Results of Special Meeting of Shareholders..........................  29

--------------------------------------------------------------------------------

 This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus, which contains investment information on policies, risk considerations, charges, and expenses.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Letter to Shareholders

Economic Review

In the first half of the calendar year, the economy experienced impressive economic growth, a declining unemployment rate, rising inflation, and volatile stock and bond markets. This volatile combination kept the Federal Reserve at full alert and in a pre-emptive tightening mode. In less than a year's time, the Fed has raised its federal funds target rate by 175 basis points to 6.5 percent and it appears that the economy is finally starting to show signs of moderation. In the weeks following the Federal Open Market Committee (FOMC) meeting on May 16, there has been a steady flow of softer economic data. The employment report released on June 2 provided further evidence that the economy may be slowing. In addition, forward-looking monetary and financial-market leading indicators of economic activity lead us to believe the Fed's interest-rate increases are starting to moderate economic growth.

Economic Outlook

Monetary and financial-market leading indicators of economic activity lead us to believe the Central Bank's interest-rate increases will soon start to moderate economic growth. One indicator, real M2 money supply, peaked at the end of 1998, slowed significantly since then, and is expected to remain on a downward trend. Although the predictive properties of real M2 deteriorated in the first half of the 1990s, they have been "rehabilitated" in recent years.

The yield spread between top-rated corporate bonds and the federal funds rate has progressively narrowed since the Fed started raising interest rates last year. Such behavior historically has signaled a moderation in economic growth in that it suggests the Fed is shifting back the supply of credit relative to the economy's demand for it. Credit quality yield spreads in the corporate bond market have widened to margins not seen since late 1998, when the capital markets had "seized up." This increased cost of bond market credit has induced some corporate borrowers to seek funding from their banks. But the cost of bank credit, too, is rising as the Fed raises banks' funding costs and the banks are tightening their lending terms. Start-up corporations also are having a more difficult time raising funds, as the suppliers of venture capital are becoming more discriminating.

Tentative signs of a moderation in domestic aggregate demand already are beginning to appear. Consumer spending slowed in March and April, especially spending on discretionary durable goods items. Both the production of houses and their demand appear to be plateauing. Growth is slowing in the manufacturing sector as evidenced by three consecutive monthly declines in the Purchasing Managers' Index and a weakening in new orders for durable goods during the first four months of this year.

The lagged effect of several years of above-potential U.S. economic growth in combination with economic recovery overseas is exerting upward pressure on U.S. prices. Producers have been faced with pronounced increases in the prices of materials and services they buy. We foresee that the slowdown in economic growth should moderate the price increases for these intermediate goods and services. In terms of consumer prices, the area in which there is the clearest sign of higher inflation is that of services, including those pertaining to shelter and medical care. Price increases of consumer services are likely to be somewhat less resistant to a moderation in the pace of economic activity than those of consumer goods.

Clearer evidence of a slowdown in economic growth is expected in the coming months as the lagged effects of the more recent Fed tightening begin to take hold. Thus, we believe the Central Bank will be able to move to a neutral policy stance with only a modest amount of further tightening--perhaps 25 to 50 basis points--during the remainder of this year. More Fed tightening than that is the most likely risk to our base-case forecast. In this event, because of relatively high consumer debt-servicing burdens and because of the highly leveraged corporate sector, a more severe slowing in economic growth than we envision could occur.

Fixed Income Review

For the six-month period ended May 31, 2000, long-term treasuries returned almost 7 percent, intermediate treasuries around 2 percent, and T-bills 2.5 percent. The Fed's decision to raise the fed funds rate by 50 basis points on May 16 suggested that they had adopted a more aggressive stance toward monetary tightening.

Consequently, global equities tumbled, led by technology stocks. Treasury obligations benefited from some flight-to-quality buying, ending the month of May more or less

--------------------------------------------------------------------------------
unchanged across the yield curve. Credit markets remained under pressure, as swap spreads--one component of the overall cost of borrowing--continued to widen, and quality spreads suffered, with riskier asset categories, such as high-yield and emerging market debt, underperforming significantly.

Fixed Income Outlook

Because we believe that the Fed will tighten a little more, which is in line with consensus, we reiterate our recommendation to maintain a neutral stance toward overall portfolio duration. However, with market expectations regarding the extent of future monetary tightening proving to be so volatile, we believe opportunities may arise to adjust portfolio durations on a tactical basis to take advantage of misplaced market sentiment. For example, such an opportunity could present itself if investors were to extrapolate recent signs of economic slowing into a belief that the Fed's work is finished.

From a strategic standpoint, we continue to believe the current environment offers greater opportunities to outperform by adopting significantly different-from-benchmark sector, quality, and yield-curve weightings. Our portfolios reflect our base-case outlook for fairly stable Treasury rates, tightening swap spreads, and continued credit spread widening and tiering. We would continue to overweight mortgage spread product while concentrating our credit exposure in a well-diversified collection of short- and intermediate-maturity, high-quality holdings. Although this portfolio would not perform as well if our risk case of a harder economic landing prevails, the emphasis on higher-quality spread product is intended to limit the damage from such an outcome. Meanwhile, we believe our continued overweight of long Treasury bonds will outperform shorter Treasury obligations in either scenario, but would likely do even better if the risk case prevails. Long Treasury bonds could get a boost when the Congressional Budget Office increases its estimate of the budget surplus for fiscal 2000 from $176 billion to more than $200 billion.

As always, thank you for your continued support of Northern Institutional
Funds.

Sincerely,
James Snyder
Executive Vice President,
Chief Investment Officer

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(Unaudited)
Investment Abbreviations:
AMBAC--American Municipal Bond Assurance Corp.
BAN  --Bond Anticipation Note
BTP  --Bankers Trust Partnership
Colld.
     --Collateralized
COP  --Certificate of Participation
CP   --Commercial Paper
FFCB --Federal Farm Credit Bank
FGIC --Financial Guaranty Insurance Corp.
FHA  --Federal Housing Authority
FHLB --Federal Home Loan Bank
FHLMC--Freddie Mac
FNMA --Fannie Mae
FRN  --Floating Rate Note
FSA  --Financial Security Assurance Corp.
G.O. --General Obligation
GNMA --Government National Mortgage Association
Gtd. --Guaranteed

HDA  --Housing Development Authority
HFA  --Housing Finance Authority
IDA  --Industrial Development Authority
LOC  --Letter of Credit
MBIA --Municipal Bond Insurance Association
ML SG--Merrill Lynch/Societe Generale
MS   --Morgan Stanley
MTN  --Medium Term Note
P-Floats
     --Puttable Floating Rate Security
PCR  --Pollution Control Revenue
PSF  --Permanent School Fund
SFM  --Single Family Mortgage
SLMA --SLM Holding Corp.
Soc Gen
     --Societe Generale
TAN  --Tax Anticipation Notes
TOB  --Tender Option Bond
TRAN --Tax and Revenue Anticipation Note
VRDB --Variable Rate Demand Bond
VRDN --Variable Rate Demand Note

 . The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

 . Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes or, for floating rate securities, the current reset rate.

 . Maturity dates represent either the stated date on the security or the next puttable date for floating and variable rate securities per Securities and Exchange Commission ("SEC") rules.

 . Amortized cost also represents cost for federal income tax purposes.

 . Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                      Description
-------------------------------------------------------------------------------------------------
Principal                                               Maturity                       Amortized
 Amount                  Rate                             Date                            Cost
-------------------------------------------------------------------------------------------------
                          Government Select Portfolio
U.S. GOVERNMENT AGENCIES--102.3%
FFCB Discount Note--0.7%
$ 15,000                 6.36%                          7/19/00                        $   14,873
                                                                                       ----------
FHLB-FRN--11.2%
 100,000                 6.81                           9/27/00                            99,956
 125,000                 6.80                           10/6/00                           124,974
                                                                                       ----------
                                                                                          224,930
                                                                                       ----------
FHLB Discount Notes--78.6%
 476,434                 6.30                            6/1/00                           476,434
  25,000                 5.84                            6/7/00                            24,976
  50,000                 5.85                            6/7/00                            49,951
  75,000                 6.00                           6/21/00                            74,750
 200,000                 5.98                           6/23/00                           199,269
  73,000                 6.34                           7/10/00                            72,499
  25,000                 6.37                           7/14/00                            24,810
  35,000                 6.38                           7/14/00                            34,733
  15,445                 6.37                           7/17/00                            15,319
  96,100                 6.39                           7/24/00                            95,197
  40,000                 6.39                           7/26/00                            39,610
 200,000                 6.43                           8/11/00                           197,465
  30,000                 6.44                           8/11/00                            29,619
  25,847                 5.94                           8/16/00                            25,523
  95,000                 6.47                           8/16/00                            93,702
  25,000                 5.92                           8/18/00                            24,679
  75,000                 5.93                           8/23/00                            73,974
  25,000                 5.94                           8/23/00                            24,658
                                                                                       ----------
                                                                                        1,577,168
                                                                                       ----------
FHLB Medium Term Notes--9.8%
  12,200                 6.50                            3/6/01                            12,197
  30,000                 6.75                           3/15/01                            30,000
  70,000                 6.48                           3/20/01                            69,956
  45,000                 7.21                           5/25/01                            45,000
  40,000                 7.20                            6/7/01                            40,000
                                                                                       ----------
                                                                                          197,153
                                                                                       ----------
SLMA-FRN--2.0%
  40,000                 6.52                           6/30/00                            40,000
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--102.3%                                            $2,054,124
--------------------------------------------------------------------------------
Liabilities, less other assets--(2.3)%                                  (46,768)
--------------------------------------------------------------------------------
NET ASSETS--100.0                                                    $2,007,356%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statement of Investments
May 31, 2000
(All amounts in thousands)
(Unaudited)

           Description
--------------------------------------------------
 Principal               Maturity Amortized
  Amount       Rate        Date      Cost
--------------------------------------------------
                              Government Portfolio
 U.S. GOVERNMENT AGENCIES--65.6%
 Fannie Mae Discount Notes--23.6%
 $ 25,234  5.89%          6/1/00  $   25,234
  103,650  5.90           6/1/00     103,650
  115,000  6.48          8/10/00     113,551
   30,000  5.61           9/1/00      29,570
  100,569  6.57           9/1/00      98,880
   54,000  6.59           9/1/00      53,091
   63,650  6.60           9/1/00      62,577
   54,000  6.68          10/2/00      52,768
                                  ----------
                                     539,321
                                  ----------
 Fannie Mae FRN--5.5%
  126,045  6.83          9/29/00     126,033
                                  ----------
 Fannie Mae Notes--6.0%
   22,000  5.50          7/26/00      21,960
   60,000  6.63           3/1/01      59,997
   40,000  7.26          5/24/01      40,000
   15,000  7.25          5/25/01      15,000
                                  ----------
                                     136,957
                                  ----------
 FHLB FRN--2.2%
   50,000  6.35          9/12/00      49,989
                                  ----------
 FHLMC Note--1.5%
   35,000  6.75          3/30/01      35,000
                                  ----------
 Freddie Mac Discount Notes--26.8%
  175,000  5.89           6/8/00     174,800
  171,000  6.37           7/5/00     169,971
  125,000  6.38           7/5/00     124,247
   85,000  6.48          8/10/00      83,930
   60,000  6.50          8/10/00      59,242
                                  ----------
                                     612,190
--------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES    1,499,490
--------------------------------------------------
 REPURCHASE AGREEMENTS--46.4%
 Repurchase Agreements--42.0%
           Bear Stearns Security Corp.,
           Dated 5/31/00, Repurchase
           Price $350,066 (U.S.
           Government Securities
           Colld.)
  350,000  6.75           6/1/00     350,000

           Description
------------------------------------------------------------
 Principal                       Maturity        Amortized
  Amount          Rate             Date             Cost
------------------------------------------------------------
           Bear Stearns Security Corp.,
           Dated 5/9/00, Repurchase
           Price $125,685
           (U.S. Government Securities
           Colld.)
 $125,000  6.36%                         6/9/00  $  125,000
           Bear Stearns Security Corp.,
           Dated 4/20/00, Repurchase
           Price $75,690
           (U.S. Government Securities
           Colld.)
   75,000  6.13                         6/13/00      75,000
           Merrill Lynch, Inc., Dated
           5/31/00, Repurchase Price
           $49,514 (U.S. Government
           Securities Colld.)
   49,505  6.55                          6/1/00      49,505
           Soc Gen, Dated 5/31/00,
           Repurchase Price $160,030
           (U.S. Government Securities
           Colld.)
  160,000  6.65                          6/1/00     160,000
           Warburg Dillon Read LLC,
           Dated 5/31/00, Repurchase
           Price $200,038 (U.S.
           Government Securities
           Colld.)
  200,000  6.75                          6/1/00     200,000
                                                 ----------
                                                    959,505
                                                 ----------
 Floating Rate Open Repurchase Agreement--2.2%
           Lehman Brothers Holding,
           Inc., Dated 3/13/2000, (U.S.
           Government Securities
           Colld.) Accrued Interest
           $144
   50,000  6.81                          6/1/00      50,000
                                                 ----------
 Joint Repurchase Agreement--2.2%
           Warburg Dillon Reed LLC, Dated
           11/30/99, (U.S. Government
           Securities Colld.) Accrued
           Interest $159
   50,000  6.38                          6/7/00      50,000
------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS                      1,059,505
------------------------------------------------------------
 TOTAL INVESTMENTS--112.0%                       $2,558,995
------------------------------------------------------------
 Liabilities, less other assets--(12.0)%           (274,160)
------------------------------------------------------------
 NET ASSETS--100.0%                              $2,284,835
------------------------------------------------------------
------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
------------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
------------------------------------------------------
                          Diversified Assets Portfolio
 CERTIFICATES OF DEPOSITS--11.0%
 Domestic Depository Institutions--0.8%
           Regions Bank
 $ 50,000  6.23%     11/6/00   $   49,984
                               ----------
 Foreign Depository Institutions--10.2%
           Canadian Imperial
           Bank of Commerce,
           New York Branch
  100,000  7.42      5/22/01      100,000
           Deutsche Bank,
           London Branch
  100,000  6.09      6/13/00      100,000
           National Bank of
           Canada,
           New York Branch
   15,000  5.77      7/31/00       14,999
           National
           Westminster Bank,
           New York Branch
   50,000  5.67       7/3/00       49,998
   50,000  6.10     11/24/00       49,983
   95,000  7.42      5/21/01       95,000
           Royal Bank of
           Canada,
           New York Branch
  100,000  7.42      5/22/01      100,000
           Societe Generale,
           New York Branch
  145,000  6.89      3/29/01      144,966
   20,000  7.42      5/21/01       20,000
                               ----------
                                  674,946
------------------------------------------------------
 TOTAL CERTIFICATES OF DEPOS-
  ITS                             724,930
------------------------------------------------------
 COMMERCIAL PAPER--36.9%
 Administration of Environment & Housing
  Programs--1.0%
           Alaska Housing
           Finance Corp.
   20,000  6.15       6/7/00       19,979
   45,000  6.09      6/14/00       44,901
                               ----------
                                   64,880
                               ----------
 Collateralized Loan Obligations--2.7%
           Moat Funding LLC
   42,500  6.49       8/8/00       41,979
           R.O.S.E., Inc.
  123,344  6.27      7/28/00      122,119
           Stellar Funding,
           Inc.
   12,500  6.17      7/13/00       12,410
                               ----------
                                  176,508
                               ----------
 Communications--2.2%
           GTE Corp.
   13,000  6.375      6/6/00       12,988
    8,500  6.42       6/8/00        8,489
   23,000  6.50      6/13/00       22,950
   25,000  6.51      6/21/00       24,910
   30,000  6.55      6/29/00       29,847
   16,000  6.63       7/5/00       15,900
   14,000  6.63      7/10/00       13,899
   20,000  6.63      7/11/00       19,853
                               ----------
                                  148,836
                               ----------

           Description
-----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
-----------------------------------------
 Electric--0.3%
           Municipal Electric
           Authority of
           Georgia
 $  9,431  6.15%      6/7/00   $    9,431
           Texas Municipal
           Power Agency,
           Series 1977
    8,000  6.55       7/6/00        8,000
                               ----------
                                   17,431
                               ----------
 Environmental Equipment--0.3%
           Apreco
   20,000  6.62      7/20/00       19,820
                               ----------
 General Merchandising--1.1%
           Sears Roebuck
           Acceptance Corp.
   30,000  6.72      7/17/00       29,742
   30,000  6.75      7/24/00       29,702
           Wal-Mart Stores,
           Inc.
   13,000  6.03      6/13/00       12,974
                               ----------
                                   72,418
                               ----------
 Insurance--2.7%
           Aetna Service Co.
   17,500  6.10      6/21/00       17,441
   42,000  6.76      8/28/00       41,306
           Aon Corp.
   20,000  6.00       6/7/00       19,980
   27,500  6.10      6/12/00       27,449
           SAFECO Credit
           Corp.
    9,000  6.45       6/1/00        9,000
   22,500  6.88      7/27/00       22,259
           Torchmark, Inc.
   15,500  6.53      6/23/00       15,438
   10,000  6.26      7/17/00        9,920
           Transamerica
           Financial Corp.
   15,000  6.54       7/7/00       14,902
                               ----------
                                  177,695
                               ----------
 Machines & Computer Equipment--0.4%
           Xerox Credit Corp.
   28,500  6.33       6/6/00       28,475
                               ----------
 Multi-Seller Conduits--6.2%
           Compass
           Securitization
   18,000  6.15      7/10/00       17,880
           Concord Minutemen
           Capital Co.
   47,633  6.70      8/23/00       46,897
           Corporate
           Receivables Corp.
   15,000  6.56      7/21/00       14,863
   15,000  6.55      7/24/00       14,855
   18,500  6.55       8/8/00       18,271
           International
           Securitization
           Corp.
   21,566  6.60       8/2/00       21,321
           KBC Commercial
           Paper Trust
   35,000  6.20       7/6/00       34,788
   20,000  6.63      7/20/00       19,820
   30,000  6.75      8/24/00       29,527

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands)
(Unaudited)

           Description
-----------------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
-----------------------------------------------------------
                    Diversified Assets Portfolio--Continued
           Lexington Parker
           Capital
 $ 50,000  5.95%      6/5/00   $   49,967
   60,000  6.19      7/20/00       59,494
           Ness LLC
   55,000  6.55      7/27/00       54,439
           Thames Asset
           Global
           Securitization
   12,000  6.16       7/6/00       11,928
           Variable Funding
           Capital Corp.
   15,100  6.55       8/7/00       14,916
           Windmill Funding
    2,000  6.07      6/21/00        1,993
                               ----------
                                  410,959
                               ----------
 Non-Depository Business Credit
  Institutions--2.8%
           Heller Financial
           Corp.
   20,000  6.05       6/7/00       19,980
   25,000  6.20      6/26/00       24,892
    4,000  6.60      7/31/00        3,956
   13,000  6.75      8/24/00       12,795
           Household Finance
           Corp., Canada
   12,500  6.30      7/24/00       12,384
   10,000  6.32      7/25/00        9,905
   10,000  6.50       8/1/00        9,890
           Marshall and
           Ilsley Corp.
   90,000  6.80      8/29/00       88,487
                               ----------
                                  182,289
                               ----------
 Other Asset Backed Securities--0.4%
           Dakota
           Certificates
           Program
   25,000  6.55      8/10/00       24,682
           Newcourt Equipment
           Trust
      968  5.97      6/14/00          968
                               ----------
                                   25,650
                               ----------
 Securities Arbitrage--9.2%
           Conduit Asset
           Backed Security
           LLC
   12,500  6.52      6/15/00       12,468
   34,000  6.55      6/20/00       33,882
   19,000  6.25      7/24/00       18,825
   15,500  6.09      8/18/00       15,295
   21,000  6.73      8/22/00       20,678
   15,000  6.21       9/1/00       14,762
           Crown Point
           Capital Co.
   45,000  6.13      6/15/00       44,893
   14,000  6.55      6/20/00       13,952
   25,000  6.70      8/17/00       24,642
           Giro Multi Funding
           Corp.
   15,000  6.41      6/14/00       14,965
           Grand Funding
           Corp.
   12,500  6.00       6/8/00       12,485
   18,000  6.60      7/24/00       17,825

           Description
-----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
-----------------------------------------
           Grayhawk Funding
           LLC
 $ 16,000  6.00%      6/6/00   $   15,987
           K2 (USA) LLC
    7,000  6.06       9/5/00        6,887
   31,500  6.33     10/25/00       30,691
   22,500  6.70     11/15/00       21,801
    8,500  6.82     11/24/00        8,217
   32,000  6.82     11/28/00       30,909
           Links Finance LLC
   20,000  6.70      8/24/00       19,687
   15,000  6.70      8/30/00       14,749
           MPF Ltd.
   10,065  6.17       6/7/00       10,055
   12,500  6.00       6/8/00       12,485
   12,500  6.65      7/11/00       12,408
   18,719  6.70      8/17/00       18,451
   50,000  6.70      8/21/00       49,246
           Sigma Finance,
           Inc.
   24,700  5.84       6/2/00       24,696
   25,000  5.84       6/5/00       24,984
   30,000  6.14       7/6/00       29,821
   20,000  6.64       8/3/00       19,768
   14,000  6.64       8/7/00       13,827
                               ----------
                                  609,341
                               ----------
 Single-Seller Conduits--5.7%
           Atlantis One
           Funding Corp.
  182,000  6.47      8/15/00      179,547
           Emerald
           Certificates
    7,233  6.30       6/1/00        7,233
   15,000  6.15       6/5/00       14,990
   19,000  6.15      6/22/00       18,932
    2,000  6.57      6/29/00        1,990
   18,000  6.64       7/6/00       17,884
   25,000  6.67      7/27/00       24,741
           Kitty Hawk Funding
           Corp.
    8,291  6.27       6/5/00        8,285
   50,000  6.60      7/26/00       49,496
           Sheffield
           Receivables Corp.
   37,500  6.62      7/17/00       37,183
           Three Rivers
           Funding
   20,000  6.30       6/2/00       19,996
                               ----------
                                  380,277
                               ----------
 Transportation Equipment--1.5%
           Daimler-Chrysler
           Canada
   24,000  5.98       6/1/00       24,000
           Ford Credit Canada
           Ltd.
   40,000  6.54      7/17/00       39,666
           Textron Financial
           Corp.
   12,500  6.15      6/27/00       12,444
   25,000  6.20      7/25/00       24,768
                               ----------
                                  100,878
                               ----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
-----------------------------------------
 Transportation Services--0.4%
           PHH Corp.
 $ 27,500  6.63%     6/22/00   $   27,394
-----------------------------------------
 TOTAL COMMERCIAL PAPER         2,442,851
-----------------------------------------
 CORPORATE NOTES--11.2%
 Collateralized Loan Obligations--1.9%
           Syndicated Loan
           Funding Trust
           Senior Secured
           Notes,
           Series 1999-5 FRN
   40,000  6.77     10/16/00       40,000
           Series 2000-1 FRN
   35,000  6.67      2/15/01       34,988
           Series 2000-8 FRN
   50,000  6.67      3/15/01       50,000
                               ----------
                                  124,988
                               ----------
 Domestic Depository Institutions--1.4%
           Marshall & Ilsley
           Bank
   20,000  6.07      9/28/00       19,994
           Strategic Money
           Market Trust FRN
   70,000  6.28      3/29/01       70,000
                               ----------
                                   89,994
                               ----------
 Electronics & Other Electrical
  Components--0.2%
           GE Engine
           Receivables 1996-1
           Trust FRN
   14,989  6.60       6/7/00       14,989
                               ----------
 Insurance--1.1%
           United Healthcare
           Corp. FRN
   75,000  6.95     11/10/00       75,000
                               ----------
 Securities Arbitrage--4.8%
           Centauri Corp. MTN
   25,000  6.06       9/7/00       25,000
   25,000  6.10       9/7/00       25,000
           Dorada Finance
           Corp.
   40,000  7.20       5/8/01       40,000
           Liberty
           Lighthouse, US
           Capital, Series A
           (National City
           Bank LOC)
   25,000  5.71       7/7/00       25,000
   35,000  5.75      7/17/00       35,000
   50,000  6.15     10/13/00       50,000
           K2 (USA) LLC MTN
    5,000  5.59       6/5/00        5,000
   10,000  5.60      6/15/00       10,000
   10,000  5.70      6/30/00       10,000
   35,000  6.90      3/30/01       35,000
   29,000  7.44      4/30/01       29,000
           Links Finance LLC
   25,000  7.46      5/22/01       25,000
                               ----------
                                  314,000
                               ----------

           Description
-----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
-----------------------------------------
 Security & Commodity Broker/Dealers--
  1.8%
           Morgan Stanley
           Dean Witter & Co.
           FRN
 $100,000  6.88%     8/28/00   $  100,000
           Morgan Stanley
           Trust Certificates
           1996-2 FRN
   20,224  6.71      6/23/00       20,224
                               ----------
                                  120,224
-----------------------------------------
 TOTAL CORPORATE NOTES            739,195
-----------------------------------------
 MUNICIPAL INVESTMENTS--5.0%
 Administration of Environmental &
  Housing Programs--1.9%
           Virginia State HDA
           Mortgage Revenue
           Bonds
  126,225  6.60       6/7/00      126,225
                               ----------
 Amusement & Recreation Services--0.7%
           Maryland Stadium
           Authority Sports
           Facilities Lease
           Revenue, Series A
   16,300  6.10       6/7/00       16,300
           Oakland-Alameda
           County Coliseum
           Authority Oakland
           Coliseum Arena,
           1996 Series
   32,700  6.72       8/1/00       32,700
                               ----------
                                   49,000
                               ----------
 Communications--0.4%
           New Jersey State
           Economic
           Development
           Authority Revenue
           Refunding Bonds,
           Series 1997-B,
           MSNBC/CNBC (Chase
           Manhattan Bank
           LOC)
   24,199  6.11       6/1/00       24,199
                               ----------
 Construction--0.2%
           Duncan Oil Co.
           Project VRDN,
           Series 2
    4,535  6.61       6/1/00        4,535
           Metal Forming &
           Coining Corp.
           Project (National
           City Bank LOC)
    9,065  6.62       6/1/00        9,065
                               ----------
                                   13,600
                               ----------
 Electrical Services--0.1%
           Transmission
           Agency of Northern
           California
    5,600  6.15       6/6/00        5,600
                               ----------
 Executive, Legislative, & General
  Government--1.4%
           Denver City &
           County (Colorado),
           Series 1996
    1,700  6.34       6/1/00        1,700
           Kern County
           (California)
           Pension Obligation
   35,000  6.39       6/1/00       35,000
           Seattle
           (Washington)
           Limited, Tax G.O.
           Bond FRN, Series
           1996-C
   32,825  6.45       6/7/00       32,825

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands)
(Unaudited)

           Description
-----------------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
-----------------------------------------------------------
                    Diversified Assets Portfolio--Continued
           Sonoma County
           (California)
           Pension Obligation
           Bond, Series 1T
 $ 22,800  6.39%      6/1/00   $  22,800
                               ---------
                                  92,325
                               ---------
 Health Services--0.3%
           Crozer Keystone
           Health System VRDN
    7,350  6.70       6/7/00       7,350
           Health Insurance
           Plan of Greater
           New York VRDN,
           Series 1990 B-1
   15,500  6.60       6/7/00      15,500
                               ---------
                                  22,850
-----------------------------------------------------------
 TOTAL MUNICIPAL INVESTMENTS     333,799
-----------------------------------------------------------
 EURODOLLAR TIME DEPOSITS--26.2%
           Banca Intesa,
           London
  145,000  6.84       6/1/00     145,000
           Banco Popular,
           Puerto Rico
  100,000  6.84       6/1/00     100,000
           Barclays Bank,
           Global Treasury
  100,000  6.84       6/1/00     100,000
           Credit Suisse
           First Boston,
           Grand Cayman
           Islands
  122,500  6.84       6/1/00     122,500
           Deutsche Bank,
           Grand Cayman
           Islands
  200,000  6.84       6/1/00     200,000
           First Security
           Bank, N.A., Grand
           Cayman Islands
  100,000  6.81       6/1/00     100,000
           FIRSTAR, Grand
           Cayman Islands
  125,000  6.81       6/1/00     125,000
           ING Bank,
           Amsterdam
  167,000  6.83       6/1/00     167,000
           Key Bank, N.A.,
           Grand Cayman
           Islands
  100,000  6.81       6/1/00     100,000
           National City Bank
           of Kentucky, Grand
           Cayman Islands
  100,000  6.81       6/1/00     100,000
           Regions Bank,
           Grand Cayman
           Islands
  137,854  6.81       6/1/00     137,853
           South Trust Bank,
           N.A., Grand Cayman
           Islands
   75,000  6.81       6/1/00      75,000
           Sun Trust Bank,
           Atlanta, Grand
           Cayman Islands
   85,000  6.81       6/1/00      85,000
           UBS AG, Grand
           Cayman Islands
  175,000  6.81       6/1/00     175,000
-----------------------------------------------------------
 TOTAL EURODOLLAR TIME
  DEPOSITS                     1,732,353
-----------------------------------------------------------

           Description
------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
------------------------------------------
 REPURCHASE AGREEMENTS--9.8%
 Repurchase Agreements--7.6%
           Bear Stearns, Inc.
           Dated 5/31/00
           Repurchase Price
           $500,094
           (U.S. Government
           Securities Colld.)
 $500,000  6.75%      6/1/00   $  500,000
                               ----------
 Floating Rate Open Repurchase
  Agreement--1.5%
           Lehman Brothers,
           Inc., Dated
           5/31/00, Daily
           Reset
           (U.S. Government
           Securities Colld.)
           Repurchase
           Price $100,288
  100,000  6.813      6/1/00      100,000
                               ----------
 Joint Repurchase Agreement--0.7%
           Warburg Dillon
           Read LLC, Dated
           5/31/00 (U.S.
           Government
           Securities Colld.)
           Accrued Interest
           $158
   50,000  6.38       6/7/00       50,000
------------------------------------------
 TOTAL REPURCHASE AGREEMENTS      650,000
------------------------------------------
 TOTAL INVESTMENTS--100.1%     $6,623,128
------------------------------------------
 Liabilities, less other
  assets--(0.1)%                   (8,528)
------------------------------------------
 NET ASSETS--100.0%            $6,614,600
------------------------------------------
------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Description
---------------------------------------------------------------------------------------------------------
Principal                                                  Maturity                             Amortized
 Amount                  Rate                                Date                                 Cost
---------------------------------------------------------------------------------------------------------
                              Tax-Exempt Portfolio
MUNICIPAL INVESTMENTS--98.7%
Alabama--2.2%
Alabama Special Care Facilities
 Financing Authority Revenue
 Bonds, Series 1999B (Ascension
 Health Gtd.)
$ 7,000                  4.55%                              6/7/00                              $  7,000
Eutaw Industrial Development
 Board PCR VRDB, Mississippi
 Power Co., Greene County
 Project (Mississippi Power Co.
 Gtd.)
  2,200                  4.45                               6/1/00                                 2,200
Greenville City IDR VRDN,
 Series 1992, Allied-Signal,
 Inc. Project (Allied-Signal,
 Inc. Gtd.)
  1,350                  4.40                               6/7/00                                 1,350
Oxford G.O. VRDB Trust
 Receipts, SGB 34
 (AMBAC Insured)
  4,000                  4.40                               6/7/00                                 4,000
                                                                                                --------
                                                                                                  14,550
                                                                                                --------
Alaska--0.7%
Alaska Housing Finance Corp.
 VRDN, Merrill P-Floats
 PT-37 (Colld. by Alaska
 Housing Finance Corp.)
  4,680                  4.55                               6/1/00                                 4,680
                                                                                                --------
Arizona--1.1%
Maricopa County Community
 College District G.O.
 Unlimited, Series 1994-C
  3,000                  5.25                               7/1/00                                 3,003
Maricopa County IDA Hospital
 Revenue VRDN, MS Floater
 Series 1998-103, Mayo
 Foundation
  3,885                  4.40                               6/7/00                                 3,885
Maricopa County Political
 Control VRDN, Series D,
 Arizona Public Service Co.
 (Bank of America LOC)
    300                  4.45                               6/1/00                                   300
                                                                                                --------
                                                                                                   7,188
                                                                                                --------
Colorado--3.8%
Centennial Downs Metropolitan
 District G.O. Bonds, Series
 1999 (U.S. Bank LOC)
  4,000                  4.25                               6/7/00                                 4,000
Colorado HFA Multifamily
 Mortgage Revenue VRDN,
 Series A
 12,120                  4.40                               6/7/00                                12,120
Colorado HFA Multifamily VRDN,
 Series A-1 (MBIA Insured)
  8,500                  4.25                               6/1/00                                 8,500
                                                                                                --------
                                                                                                  24,620
                                                                                                --------
Connecticut--0.9%
Connecticut State G.O. Bonds,
 Series 1999A, JPM Putter (FGIC
 Insured)
  6,000                  4.26                               6/1/00                                 6,000
                                                                                                --------

Description
---------------------------------------------------------------------------------------------------------
Principal                                                  Maturity                             Amortized
 Amount                  Rate                                Date                                 Cost
---------------------------------------------------------------------------------------------------------
District of Columbia--1.7%
District of Columbia Water &
 Sewer VRDN, Series 1998,
 Citibank Eagle Trust 985201
 (FSA Insured)
$ 4,200                  4.40%                              6/7/00                              $  4,200
District of Columbia Water &
 Sewer VRDN, Citibank
 Eagle Trust 8121A (FSA
 Insured)
  7,000                  4.40                               6/7/00                                 7,000
                                                                                                --------
                                                                                                  11,200
                                                                                                --------
Florida--1.7%
Florida Board of Education
 G.O., Series 1989A, Eagle
 Trust 96C0915 (Colld. by U.S.
 Government Securities)
  3,000                  4.00                               6/1/00                                 3,000
Florida State Board of
 Education, Series 1993E, Eagle
 Trust 940901
  4,000                  4.40                               6/1/00                                 4,000
Indian River County Hospital
 District VRDN, Series 1989
 (KBC Bank LOC)
  2,800                  4.05                              8/11/00                                 2,800
Jacksonville Electric Authority
 Subordinated Revenue
 VRDN, Series C
  1,000                  4.35                               6/1/00                                 1,000
Putnam County PCR VRDN, Series
 S, Seminole Electric (National
 Rural Utility Cooperation
 Finance Co. Gtd.)
    250                  4.35                               6/7/00                                   250
                                                                                                --------
                                                                                                  11,050
                                                                                                --------
Georgia--6.9%
Burke County Development
 Authority PCR VRDN, 5th
 Series, Georgia Power Co.
 Plant Vogtle Project (Georgia
 Power Co. Gtd.)
  3,600                  4.40                               6/1/00                                 3,600
Burke County Development
 Authority PCR VRDN, Georgia
 Power Co. Plant Vogtle Project
 (Georgia Power Co. Gtd.)
  1,600                  4.35                               6/1/00                                 1,600
Fulton County School District
 Bonds, Citicorp Eagle
 Trust 981001
 11,000                  4.05                               8/1/00                                11,000
Fulton County Development
 Authority, Series 1997,
 Woodward Academy Inc. Project
 (Sun Trust Bank LOC)
  6,000                  4.40                               6/7/00                                 6,000
Georgia Municipal Gas Authority
 VRDN, Series C, Gas Portfolio
 II Project (Bank of America
 LOC)
  9,900                  5.60                               6/7/00                                 9,900
Georgia State G.O. Bonds, Eagle
 Trust, Series 97C1001
  3,840                  4.40                               6/7/00                                 3,840
Georgia State G.O. Bonds, Eagle
 Trust, Series 97C1002 1999D
  7,000                  4.35                               6/7/00                                 7,000
Georgia State G.O. Unlimited
 VRDN, Series B
    100                  4.38                               6/7/00                                   100
Monroe County Development
 Authority PCR VRDN,
 Series 1997, Georgia Power Co.
 Scherer Project
  1,200                  4.35                               6/1/00                                 1,200
                                                                                                --------
                                                                                                  44,240
                                                                                                --------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands)
(Unaudited)

Description
------------------------------------------------------------------------------------------------------
Principal                                                 Maturity                           Amortized
 Amount                   Rate                              Date                               Cost
------------------------------------------------------------------------------------------------------
                        Tax-Exempt Portfolio--Continued
Hawaii--0.3%
City and Council of Honolulu
 VRDN, Series A
 (Landesbank Hessen Thuringen
 Girozentral LOC)
$ 2,145                  4.00%                              6/7/00                           $  2,145
                                                                                             --------
Illinois--12.5%
Chicago City G.O Equipment
 Notes (Harris Trust and
 Savings Bank LOC)
  2,000                  3.90                              10/5/00                              2,000
Chicago Board of Eduation G.O.
 Unlimited VRDN, Series A,
 School Reform Board (FGIC
 Insured)
  4,995                  4.55                               6/7/00                              4,995
Chicago Board of Education
 VRDN, Series 2000A School
 Reform Board (FGIC Insured)
  4,000                  4.40                               6/7/00                              4,000
Chicago G.O. Project and
 Refunding Board VRDN, Series
 1998M (FGIC Insured)
  5,000                  3.62                              7/13/00                              5,000
Chicago G.O. Refunding VRDN,
 Series 1998, Citicorp
 Eagle Trust 981302 (FSA
 Insured)
  7,000                  4.40                               6/7/00                              7,000
Chicago Park District Tax
 Anticipation Warrants
  3,000                 4.375                              9/15/00                              3,002
Chicago School Reform Board
 G.O. VRDN, Series 1996B, Bank
 of America Securities Variable
 Rate Certificates (MBIA
 Insured)
 12,700                  4.45                               6/7/00                             12,700
Chicago Revenue VRDB, Series
 2000, Boys and Girls Club of
 Chicago (American National
 Bank and Trust LOC)
  6,400                  4.35                               6/7/00                              6,400
DuPage Water Commission Water
 Revenue VRDN
  6,200                  4.48                               6/7/00                              6,200
Illinois Educational Facilities
 Authority VRDN, Cultural
 Pooled Financing Project
 (American National Bank and
 Trust LOC)
  1,100                  4.30                               6/7/00                              1,100
Illinois HDA Revenue Bonds
 VRDN, Series B-1, Homeowner
 Mortgage
  2,860                  4.15                              1/24/01                              2,860
Illinois HFA VRDN, Series 166,
 FHA Insured Mortgage, Sinai
 Health Systems (AMBAC Insured)
  6,420                  4.42                               6/7/00                              6,420
Illinois HFA Revenue Bonds
 VRDN, Series 1985B, Evanston
 Hospital Corp.
  5,000                  3.65                              8/15/00                              5,000
Illinois HFA Revenue VRDN,
 Evanston Hospital Corp.
  3,000                  4.75                              5/15/01                              3,000
Illinois HFA Revenue VRDN,
 Series 1990, Glenoaks
 Medical (Colld. by U.S.
 Government Securities)
  1,825                  9.50                             11/15/00                              1,905
Illinois State Sales, Series U,
 ML SG Trust SG9 (FSA Insured)
  4,500                  4.38                               6/7/00                              4,500
Metropolitan Pier and
 Exposition Authority MS Trust
 Certificate 2000 VRDN, Series
 296 (AMBAC Insured)
  2,500                  4.45                               6/7/00                              2,500

Description
-----------------------------------------------------------------------------------------------------
Principal                                                Maturity                           Amortized
 Amount                   Rate                             Date                               Cost
-----------------------------------------------------------------------------------------------------
Regional Transportation
 Authority Revenue Bonds VRDN,
 Series 1990A (Colld. by U.S.
 Government Securities)
$ 2,840                  7.30%                            11/1/00                           $  2,935
                                                                                            --------
                                                                                              81,517
                                                                                            --------
Indiana--5.7%
Indiana Bond Bank Advanced
 Funding Program Notes,
 Series A-2
  3,000                  4.75                             1/18/01                              3,011
Indiana Health Facility Finance
 Authority VRDN, Merrill Lynch
 PT-291, Sisters of St. Francis
 17,500                  4.50                              6/1/00                             17,500
Indiana State Development
 Finance Authority VRDN,
 Indiana Historical Society,
 Inc. Project (Bank One LOC)
  1,500                  4.30                              6/7/00                              1,500
Indiana Transportation
 Authority Highway Revenue
 VRDN, Citicorp Eagle Trust
 981402
  7,750                  4.05                              8/1/00                              7,750
Jasper County PCR Bonds, Series
 1988A, Northern Indiana Public
 Service Project (Northern
 Indiana Public Service Gtd.)
  5,000                  4.50                             6/14/00                              5,000
Marshall County Economic
 Development Revenue VRDN,
 Series 2000, Culver
 Educational Foundation Project
 (Bank One LOC)
  2,100                  4.30                              6/7/00                              2,100
                                                                                            --------
                                                                                              36,861
                                                                                            --------
Iowa--1.0%
Iowa Finance Authority SFM
 Revenue VRDN,
 Series 1997 A
  3,665                  4.40                              6/1/00                              3,665
Iowa Finance Authority Revenue
 VRDN, Series 2000,
 YMCA and Rehab Center Project
 (Bank of America LOC)
  3,000                  4.45                              6/7/00                              3,000
                                                                                            --------
                                                                                               6,665
                                                                                            --------
Kansas--1.6%
Lawrence Temporary Notes,
 Series I
  2,415                  4.75                              6/1/01                              2,421
Olathe Temporary Notes,
Series 2000 A
  1,500                  5.00                             10/1/00                              1,503
Series 2000 B
  3,500                  5.00                              6/1/00                              3,518
Topeka Temporary Notes, Series
 1999-A
  3,000                  3.50                              6/1/00                              3,000
                                                                                            --------
                                                                                              10,442
                                                                                            --------
Kentucky--2.6%
Clark County PCR Bonds, Series
 J-2, East Kentucky Power
 (National Rural Utilities
 Cooperative Finance Corp.
 Gtd.)
  7,000                  4.15                            10/15/00                              7,000
Danville City Lease Revenue CP,
 Municipal Pooled Lease Program
 (PNC Bank LOC)
  3,045                  4.05                              6/9/00                              3,045
Kentucky Asset/Liability
 General Fund Revenue TRAN
 VRDN, Series B
  3,000                  4.50                             6/28/00                              3,001

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Description
---------------------------------------------------------------------------------------------------------
Principal                                                  Maturity                             Amortized
 Amount                   Rate                               Date                                 Cost
---------------------------------------------------------------------------------------------------------
Kentucky--Continued

Kentucky Interlocal School
 Transportation Association
 TRAN
$ 4,000                 4.00%                                6/30/00                               $  4,002
                                                                                                   --------
                                                                                                     17,048
                                                                                                   --------
Louisiana--3.4%
Greater Baton Rouge Port
 Commission PCR (Dow Chemical
 Co. Gtd.)
  4,700                 4.20                                12/15/00                                  4,700
City of Huntington IDR VRDN,
 Allied Signal, Inc. Project
 (Honeywell International, Inc.
 Gtd.)
  1,100                 4.40                                  6/7/00                                  1,100
Lafayette Public Power
 Authority MS Floating Rate
 Trust Certificate 2000 VRDN,
 Series 294 (AMBAC Insured)
  3,995                 4.45                                  6/7/00                                  3,995
Louisiana Public Facilities
 Authority Hospital Revenue
 VRDN, Series 1997, Willis-
 Knighton Medical Center (AMBAC
 Insured)
  8,000                 4.10                                  6/7/00                                  8,000
Parrish of Caddo Industrial
 Revenue VRDB, General
 Motors Corp. Project (General
 Motors Corp. Gtd.)
  4,300                 4.35                                  6/7/00                                  4,300
                                                                                                   --------
                                                                                                     22,095
                                                                                                   --------
Maryland--2.6%
Howard County Multi-Family
 Housing Revenue VRDB, Series
 PT-313, P-Floats (Colld. by
 FNMA)
  3,200                 4.38                                  6/7/00                                  3,200
Maryland State Community
 Development Administration SFM
 Revenue, Series 1993, Merrill
 P-Floats PT-12
 12,317                 4.55                                  6/1/00                                 12,317
Montgomery County SFM Revenue
 VRDB, Series PA-40, Merril P-
 Floats
  1,620                 4.38                                  6/7/00                                  1,620
                                                                                                   --------
                                                                                                     17,137
                                                                                                   --------
Michigan--2.5%
Detroit School District, State
 School Aid Notes
  3,000                 4.00                                  6/1/00                                  3,000
Michigan State COP, New Center
 Development, Inc. (Canadian
 Imperial Bank of Commerce LOC)
  8,000                 4.75                                  3/1/01                                  8,018
Michigan Strategic Fund PCR
 VRDN, Series 1995,
 Detroit Edison Project
 (Barclays Bank LOC)
  2,000                 4.35                                  6/1/00                                  2,000
Michigan Strategic Fund PCR
 VRDN, Series 1995CC,
 Detroit Edison Project
 (Barclays Bank LOC)
  3,100                 4.45                                  6/1/00                                  3,100
                                                                                                   --------
                                                                                                     16,118
                                                                                                   --------
Minnesota--1.3%
Minneapolis G.O. Bonds
  1,155                 4.50                                 12/1/00                                  1,158
Minnesota State HFA SFM Bonds,
 Series D
  3,435                 4.30                                  5/1/01                                  3,435

Description
---------------------------------------------------------------------------------------------------
Principal
 Amount               Rate                       Maturity Date                       Amortized Cost
---------------------------------------------------------------------------------------------------
Rochester Health Care Facility
 Revenue Bonds, Series B, Mayo
 Foundation
$ 4,000                 4.75%                               8/23/00                               $  4,000
                                                                                                  --------
                                                                                                     8,593
                                                                                                  --------
Missouri--0.8%
Kansas City IDA Multifamily
 Housing VRDN, Series 1996,
 Sleepy Hollow Apartments
 (Banco Santander Central
 Hispano LOC)
  2,000                 4.15                                 6/7/00                                  2,000
St. Louis General Fund TRAN
 VRDN,
  3,000                 4.00                                6/30/00                                  3,002
                                                                                                  --------
                                                                                                     5,002
                                                                                                  --------
Nevada--1.5%
Nevada State Municipal Bond
 Bank VRDB, Series 1997 SGB31
 (FGIC Insured)
  9,665                 4.40                                 6/7/00                                  9,665
                                                                                                  --------
New Mexico--1.1%
Albuquerque City G.O. Bond
  3,235                 4.70                                 7/1/00                                  3,237
New Mexico State TRAN
  4,000                 4.50                                6/30/00                                  4,002
                                                                                                  --------
                                                                                                     7,239
                                                                                                  --------
New York--2.5%
New York City G.O. Unlimited,
 Series 1993 E-6 (FGIC Insured)
  2,600                 4.30                                 6/1/00                                  2,600
New York State Environmental
 Facility Corp., Eagle Trust
 (FSA Insured)
 10,000                 4.15                                8/25/00                                 10,000
Suffolk County TAN, Series I
 (Dexia Credit Local de France
 LOC)
  3,500                 4.50                                8/10/00                                  3,504
                                                                                                  --------
                                                                                                    16,104
                                                                                                  --------
North Carolina--0.4%
Durham City Water and Sewer
 Utility Revenue Bonds,
 Series 1994
  1,000                 4.35                                 6/7/00                                  1,000
Persons County Industrial
 Facility and Pollution Control
 VRDN, Series 1992A (Carolina
 Power and Light Gtd.)
  1,300                 4.40                                 6/7/00                                  1,300
                                                                                                  --------
                                                                                                     2,300
                                                                                                  --------
Ohio--0.9%
Jackson Local School District
 BAN, Starck and Summit
 Counties
  2,500                 4.75                                11/1/00                                  2,504
Ohio State Public Facilities
 Commission Revenue VRDB,
 Series II-A, Higher Education
 Capital Facilities
  3,325                 4.50                                11/1/00                                  3,331
                                                                                                  --------
                                                                                                     5,835
                                                                                                  --------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands)
(Unaudited)

                       Description
-----------------------------------------------------------------------------------------------------
Principal                                                  Maturity                         Amortized
 Amount                    Rate                              Date                             Cost
-----------------------------------------------------------------------------------------------------
                        Tax-Exempt Portfolio--Continued
Oklahoma--0.2%
Tulsa County G.O. Combined
 Purpose Bonds, Independent
 School District No. 001
$ 1,000                   5.00%                             2/1/01                          $  1,004
                                                                                            --------
Oregon--3.4%
Oregon Housing & Community
 Services Department SFM Bonds,
 Series G
  4,200                   3.45                             6/29/00                             4,200
Port of Portland Public Grain
 Elevator Revenue Bonds,
 Columbia Grain, Inc. Project
 (Chase Manhattan Bank LOC)
 18,095                   4.70                              6/7/00                            18,095
                                                                                            --------
                                                                                              22,295
                                                                                            --------
Pennsylvania--7.2%
Allegheny County Higher
 Education Building Authority
 VRDN, Series 1998, Carnegie
 Mellon University
  1,600                   4.35                              6/1/00                             1,600
Allegheny County Hospital
 Development Authority Revenue
 VRDN, Series B, Presbyterian
 Health Center (MBIA Insured)
  3,080                   4.40                              6/1/00                             3,080
Allegheny County Hospital
 Development Authority Revenue
 VRDN, Series D, Presbyterian
 Health Center (MBIA Insured)
  9,100                   4.40                              6/1/00                             9,100
Allegheny County Hospital
 Development Authority Revenue
 VRDN, Series B-1, Presbyterian
 University Hospital (Bank One
 LOC)
  1,800                   4.40                              6/1/00                             1,800
Allegheny County Hospital
 Development Authority Revenue
 VRDN, Series B-2, Presbyterian
 University Hospital (Bank One
 LOC)
  7,040                   4.40                              6/1/00                             7,040
Allegheny County IDA VRDN,
 Series A, Sewickley Academy
 (PNC Bank LOC)
  3,000                   4.40                              6/7/00                             3,000
Bucks County, IDA Environmental
 Improvement, USX Corp. Project
 (Wachovia Bank LOC)
  1,740                   4.25                             10/5/00                             1,740
Geisinger Authority Health
 System Revenue VRDB, Series
 1998B, Geisinger System
 Services
  3,400                   4.35                              6/1/00                             3,400
Harbor Creek School District
 G.O. Notes
  2,500                   3.75                             6/15/00                             2,500
Northampton Higher Education
 Authority VRDN, Series A,
 Lafayette College
  2,000                   4.40                              6/1/00                             2,000
Pennsylvania Higher Education
 Facilities Authority Revenue
 Bonds, Association of
 Independent Colleges and
 Universities D3 (Allied Irish
 Bank LOC)
  1,300                   4.35                              5/1/01                             1,300
Pennsylvania Higher Education
 Facilities Authority VRDN,
 Association of Independent
 Colleges and Universities--
 Dickinson College (Allied
 Irish Bank LOC)
  2,000                   4.35                              5/1/01                             2,000

                       Description
-----------------------------------------------------------------------------------------------------
Principal                                                  Maturity                         Amortized
 Amount                   Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
Philadelphia Hospitals and
 Higher Education Facilities
 VRDN, Series B, Jefferson
 Health System,
$ 2,000                   4.375%                           3/27/01                          $  2,000
Philadelphia Hospitals and
 Higher Education Facilities
 Authority VRDN, Series A,
 Children's Hospital Project
  1,800                    4.35                             6/1/00                             1,800
Pittsburgh Urban Redevelopment
 Authority Mortgage Revenue
 Notes, Series D
  3,490                    4.65                            5/22/01                             3,490
Warren County Hospital
 Authority VRDN, Series 1994 B,
 Warren General Hospital
 Project (PNC Bank LOC)
    750                    4.40                             6/7/00                               750
                                                                                            --------
                                                                                              46,600
                                                                                            --------
South Carolina--0.9%
York County PCR Notes, Electric
 Membership Project 84N4
 (National Rural Utility
 Cooperation Finance Co. Gtd.)
  6,000                    4.05                            9/15/00                             6,000
                                                                                            --------
Tennessee--1.3%
Knoxville Utilities Board
 Electric System Subordinate
 Revenue VRDN, Series 2000 (FSA
 Insured)
  1,200                    4.40                             6/1/00                             1,200
Knoxville Utilities Board Water
 System Subordinate Revenue
 VRDN, Series 2000 (FSA
 Insured)
  1,100                    4.40                             6/1/00                             1,100
Memphis G.O. General
 Improvement VRDB, Series 1996,
 Soc Gen Trust SGB-23 (Memphis
 City Insured)
  3,100                    4.40                             6/7/00                             3,100
Sevier County Public Building
 Authority Local Government
 Public Improvement VRDB,
 Series IV-B-1 (FSA Insured)
  3,300                    4.45                             6/1/00                             3,300
                                                                                            --------
                                                                                               8,700
                                                                                            --------
Texas--12.3%
Bastrop Independent School
 District VRDN, Series 1997,
 Soc Gen Municipal Security
 Trust Receipts SGB 37 (PSF of
 Texas Gtd.)
  4,170                    4.40                             6/7/00                             4,170
Board of Regents of the
 University of Texas System
 Permanent Fund VRDN, Series A
  8,000                    4.40                             8/3/00                             8,000
Dallas-Fort Worth Regional
 Airport Revenue Refunding
 Bonds, Citibank TOB, Series A
 (FGIC Insured)
  1,960                    4.35                            11/1/00                             1,960
Denton Independent School
 District Unlimited G.O. Notes,
 Series B (PSF of Texas Gtd.)
  2,900                    3.65                            8/15/00                             2,900
Granbury Independent School
 District VRDN, Series 1999 SG-
 129 (PSF of Texas Gtd.)
  4,815                    4.38                             6/7/00                             4,815
Harris County G.O. Subordinate
 Lien Toll Road VRDB
  5,000                    4.10                             6/7/00                             5,000
Harris County Health Facility
 Development Corp. VRDN, Series
 1999, YMCA of Greater Houston
 (Bank One LOC)
  1,600                    4.35                             6/1/00                             1,600
Harris County Toll Road
 Unlimited Tax VRDN, Series
 1994A, Citicorp Eagle Trust
  9,000                    4.40                             6/7/00                             9,000

See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------
                       Description
-----------------------------------------------------------------------------------------------------

Principal                                                  Maturity                         Amortized
 Amount                   Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
Lower Colorado River Authority
 Revenue Refunding
 Bonds, Citicorp Eagle Trust
 (AMBAC Insured)
$ 12,000                   4.40%                             6/7/00                         $  12,000
Nueces River Authority Water
 Supply VRDN, Series
 974306, Corpus Christi Lake
 Project (FSA Insured)
   6,600                   4.40                              6/7/00                             6,600
Tarrant County Water Control
 District Refunding and
 Improvement Bonds, Series 1992
 (Colld. by U.S. Government
 Securities)
   5,000                   5.75                              3/1/01                             5,050
Texas State TRAN, Series 1999A
  10,000                   4.50                             8/31/00                            10,019
Trinity River IDA VRDN,
 Automatic Data Processing,
 Inc. Project
   6,400                   4.60                              6/1/00                             6,400
Yoakum County Industrial
 Development Corp. PCR VRDN, BP
 Amoco Project
   2,265                   4.30                             11/1/00                             2,265
                                                                                            ---------
                                                                                               79,779
                                                                                            ---------
Virginia--2.7%
Chesapeake IDA Notes, Virginia
 Electric Power Co. Project
 (Virginia Electric Power Co.
 Gtd.)
   1,000                   4.05                             8/11/00                             1,000
Norfolk G.O. VRDN, Eagle Trust
 Series No. 944601
  10,100                   4.40                              6/7/00                            10,100
Norfolk IDA Revenue Bonds VRDN,
 Children's Hospital of the
 King's Daughters (Wachovia
 Corp. LOC)
   2,000                   4.40                              6/7/00                             2,000
Roanoke IDA Hospital Revenue
 VRDB, Series 1997A, Carilion
 Health System Obligated Group
   4,700                   4.35                              6/1/00                             4,700
                                                                                            ---------
                                                                                               17,800
                                                                                            ---------
Washington--4.6%
Washington G.O. Refunding
 Bonds, Eagle Trust Series
 1993C
  14,395                   5.00                              6/7/00                            14,395
Washington Public Power Supply
 System VRDN, Citicorp Eagle
 Trust
  10,000                   4.50                              6/7/00                            10,000
Washington State Housing
 Finance Community Single
 Family Program Revenue Notes
 (Colld. by GNMA Securities)
   2,230                   3.80                            10/10/00                             2,230
Washington State Public Power
 Supply System Revenue Bonds,
 Series A, Project 2 (Colld. by
 U.S. Government Securities)
   3,030                  7.375                              7/1/00                             3,099
                                                                                            ---------
                                                                                               29,724
                                                                                            ---------
Wisconsin--4.2%
Fond Du Lac BAN
   1,525                   4.40                              5/1/01                             1,525

                       Description
-----------------------------------------------------------------------------------------------------
Principal
 Amount/                                                   Maturity                         Amortized
 Shares                   Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
Iola-Scandinavia School
 District BAN
$ 2,500                   4.40%                            11/1/00                          $  2,502
Milwaukee Area Technical
 College District G.O.
 Promissory Notes, Series A
  1,000                   4.75                              6/1/00                             1,000
Milwaukee Short Term School
 VRDN, Series 99B, Trust
 Receipts Certificates
  6,000                   4.40                              6/7/00                             6,000
Monroe School District BAN
  2,000                   4.40                             6/12/00                             2,000
Racine G.O. Promissory Notes,
 Series 1999 A
  2,460                   4.25                             12/1/00                             2,464
Sheyboygan PCR Bonds, Series
 1995, Wisconsin Electric Power
 Co. Project
  3,000                   4.30                              6/7/00                             3,000
Sun Prairie Area School
 District BAN
  3,200                   4.40                             10/1/00                             3,203
Wisconsin G.O. CP Notes,
 Series 1997A
  3,423                   4.00                             6/15/00                             3,423
 Series 1997B
  2,045                   4.00                             6/15/00                             2,045
                                                                                            --------
                                                                                              27,162
                                                                                            --------
Multiple States Pooled Securities--2.2%
Greystone Revenue Bond
 Certificate Trust VRDN, Series
 1998-1 (Credit Suisse First
 Boston LOC)
 13,350                   4.38                              6/7/00                            13,350
Pooled P-Floats VRDN, Series
 PPT2
    915                   4.60                              6/1/00                               915
                                                                                            --------
                                                                                              14,265
-----------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS                                                                  641,623
-----------------------------------------------------------------------------------------------------
OTHER INVESTMENTS--0.6%
AIM Tax Free Money Market Fund
    463                                                                                          463
Dreyfus Tax Exempt Cash
 Management Fund
    400                                                                                          400
Federated Tax-Free Trust Money
 Market Fund #15
  1,777                                                                                        1,777
Federated Tax-Free Trust Money
 Market Fund #73
    319                                                                                          319
Provident Municipal Fund
    597                                                                                          597

-----------------------------------------------------------------------------------------------------
TOTAL OTHER
 INVESTMENTS             3,556
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--
 99.3%               $ 645,179
-----------------------------------------------------------------------------------------------------
Other assets, less
 liabilities--0.7%       4,804
-----------------------------------------------------------------------------------------------------
NET ASSETS--100.0%   $ 649,983
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Municipal Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands)

           Description
-------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
-------------------------------------------------
                              Municipal Portfolio
 MUNICIPAL INVESTMENTS--96.6%
 Alabama--0.2%
           Town of Mobile PCR
           Revenue Refunding
           Bond, Series
           1994A, Alabama
           Power Co. Project
           (Alabama Power Co.
           Gtd.)
 $   200     4.35%    6/1/00    $   200
                                -------
 Alaska--1.2%
           Alaska Housing
           Finance Corp.
           VRDB, Merrill P-
           Floats PT-37
           (Colld. by Alaska
           HFC)
   1,050     4.55     6/1/00      1,050
                                -------
 Arizona--0.6%
           Maricopa County
           IDA Hospital
           Revenue VRDB Mayo
           Foundation, MS
           Floater
           Certificates,
           Series 1998-103
     570     4.40     6/7/00        570
                                -------
 Colorado--2.8%
           Colorado HFA
           Multi-Family
           Insured Mortgage
           Revenue VRDB,
           Series A
   1,600     4.40     6/7/00      1,600
           Colorado Springs
           Utility Revenue
           VRDB, Series A
           SGA-88
     900     4.40     6/7/00        900
                                -------
                                  2,500
                                -------
District of Columbia--0.6%
           District of
           Columbia G.O.
           Bonds, Series 1991
           B-1 (Soc Gen LOC)
     500     4.50     6/1/00        500
                                -------
 Florida--5.5%
           Dade County
           Special Obligation
           Capital Asset
           Acquisition,
           Series 1990 (Bank
           of America LOC)
   1,335     4.35     6/7/00      1,335
           Florida Board of
           Education Capital
           Outlay Series A,
           Citicorp Eagle
           Trust 96C0914
   3,700     4.40     6/7/00      3,700
                                -------
                                  5,035
                                -------
 Georgia--8.1%
           Atlanta Munitops
           Certificates Trust
           Revenue Bonds,
           Series 2000-4
           (FGIC Insured)
   1,000     4.25     6/7/00      1,000
           Georgia State G.O.
           Unlimited VRDB,
           Series B
     500     4.38     6/7/00        500
           Monroe County
           Development
           Authority Bonds,
           Series 1997,
           Georgia Power Co.
           Scherer Project
   4,600     4.40     6/1/00      4,600

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
           Georgia Municipal
           Electric
           Authority, Project
           One, Series 1985-A
           (Morgan Guaranty
           Trust Co. Gtd.)
 $1,200      4.00%   8/11/00    $1,200
                                ------
                                 7,300
                                ------
 Hawaii--1.1%
           City and County of
           Honolulu, Series A
           (Landesbank LOC)
  1,000      4.00     6/7/00     1,000
                                ------
 Idaho--1.7%
           Idaho Health
           Facilities
           Authority SFM VRDB
           Series 1995, St.
           Lukes Medical
           Center Project
           (Credit Suisse
           First Boston LOC)
  1,500      4.40     6/1/00     1,500
                                ------
 Illinois--12.0%
           Chicago Board of
           Education School
           Reform Board G.O.
           Unlimited VRDB,
           Series A (PA 616)
           (FGIC Insured)
    500      4.55     6/7/00       500
           Chicago Board of
           Education VRDB,
           Series 2000 A
           (FGIC Insured)
  1,405      4.40     6/7/00     1,405
           Chicago G.O.
           Refunding VRDB,
           Series 1998,
           Citicorp Eagle
           Trust 981302 (FSA
           Insured)
  1,600      4.40     6/7/00     1,600
           Chicago O'Hare
           Airport Revenue
           VRDB, Series 1983-
           C, AMR Inc.
           Project (Royal
           Bank of Canada
           LOC)
  1,400      4.35     6/1/00     1,400
           DuPage Water
           Commission Revenue
           VRDB
    300      4.48     6/7/00       300
           Illinois
           Development
           Finance Authority
           Jewish Charities,
           Series 1999-2000 A
           (Harris Trust and
           Savings Bank LOC)
  2,000      4.40     6/7/00     2,000
           Illinois
           Educational
           Facilities
           Authority Art
           Institute of
           Chicago, Series
           2000 A
    900      4.30     6/7/00       900
           Illinois Health
           Facilities
           Authority
           Franciscan
           Eldercare, Series
           E (LaSalle
           National Bank LOC)
    500      4.25     6/7/00       500
           Illinois Health
           Facilities
           Authority,
           Gottlieb Health
           Resources, Inc.,
           Series 1990
           (Harris Trust and
           Savings Bank LOC)
    900      4.25     6/7/00       900
           Illinois Health
           Facilities
           Authority Sinai
           Health System,
           Series 166 (AMBAC
           Insured)
    800      4.42     6/7/00       800
           Illinois Regional
           Transportation
           Authority Revenue
           Bonds, Series 1990
           A
    500      7.30    11/1/00       517
                                ------
                                10,822
                                ------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
 Indiana--1.8%
           Indianapolis City
           Citizens Gas and
           Coke Utility CP
           (Indianapolis Gas
           Utility LOC)
 $ 1,600     4.65%   8/11/00    $ 1,600
                                -------
 Iowa--0.6%
           Iowa Finance
           Authority SFM
           Revenue Bonds,
           Series 1997 A
     600     4.40     6/1/00        600
                                -------
 Kansas--3.8%
           Lawrence Temporary
           Notes, Series I
   1,000     4.75     6/1/01      1,003
           Olathe Temporary
           Notes,
           Series 2000 A
     800     5.00    10/1/00        802
           Series 2000 B
   1,625     5.00     6/1/01      1,633
                                -------
                                  3,438
                                -------
 Kentucky--1.1%
           Clark County PCR
           Bonds, East
           Kentucky Power,
           Series J-2
           (National Rural
           Utility Gtd.)
   1,000     4.15   10/15/00      1,000
                                -------
 Louisiana--0.6%
           Greater Baton
           Rouge Port
           Commission, Dow
           Chemical Co.
           Project (Dow
           Chemical Gtd.)
     500     4.20   12/15/00        500
                                -------
 Maryland--0.6%
           Maryland State
           Community
           Development
           Administration
           VRDB, Series PT-
           12, Merrill P-
           Floats
     500     4.55     6/1/00        500
                                -------
 Massachusetts--
 1.3%
           Massachusetts
           State G.O. Bonds
           (Colld. By U.S.
           Government
           Securities)
   1,150     7.50    12/1/00      1,192
                                -------
 Michigan--5.6%
           Grand Rapids
           Economic
           Development Corp.
           Revenue Bonds,
           Amway Hotel,
           Series
           1991-A (Michigan
           National Bank LOC)
   2,000     4.25     6/7/00      2,000
           Michigan State
           COP, New Center
           Development, Inc.
           (Canadian Imperial
           Bank of Commerce
           LOC)
   2,000     4.75     3/1/01      2,007
           Michigan State
           Strategic Fund
           Limited G.O.
           Revenue Bonds,
           Series 1993 A,
           Consumers Power
           Co. Project (AMBAC
           Insured)
   1,100     4.35     6/1/00      1,100
                                -------
                                  5,107
                                -------

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
 Missouri--1.1%
           Kansas City IDA
           VRDN, Sleepy
           Hollow Apartments,
           Series 1996,
           Multi-Family
           Housing (Banco
           Santandor Central
           Hispano LOC)
 $ 1,000     4.15%   6/15/00    $ 1,000
                                -------
 New Hampshire--
 2.5%
           New Hampshire
           State G.O. BAN,
           Series 1999A
   2,300     4.00     6/8/00      2,300
                                -------
 New Mexico--2.5%
           Farmington PCR
           Bonds, Series 1994
           A, Four Corners
           Project, Arizona
           Public Service Co.
           (Bank of America
           LOC)
     600     4.35     6/1/00        600
           Farmington PCR
           Bonds, Four
           Corners Project,
           Series 1994 B,
           Arizona Public
           Service Co.
           (Barclays Bank
           LOC)
     700     4.35     6/1/00        700
           New Mexico State
           TRAN
   1,000     4.50    6/30/00      1,000
                                -------
                                  2,300
                                -------
 New York--2.8%
           Long Island Power
           Authority Electric
           System Revenue
           Bonds, Subseries 5
           (Morgan Trust
           Guaranty LOC)
   1,000     4.30     6/1/00      1,000
           Suffolk County
           TAN, Series I
           (Dexia Credit
           Local de France
           LOC)
   1,500     4.50    8/10/00      1,502
                                -------
                                  2,502
                                -------
 North Carolina--
 1.7%
           Durham City Water
           & Sewer Utility
           Revenue Bonds,
           Series 1994
     500     4.35     6/7/00        500
           Person County
           Industrial
           Facilities & PCR
           VRDN, Series 1992
           A (Carolina Power
           & Light Gtd.)
   1,000     4.40     6/7/00      1,000
                                -------
                                  1,500
                                -------
 Oklahoma--3.3%
           Tulsa Community
           College Area
           District G.O.
           Bonds
   2,000     4.00     4/1/01      1,991
           Tulsa County
           Independent School
           District No. 001
           G.O. Combined
           Purpose Bonds
   1,000     5.00     2/1/01      1,004
                                -------
                                  2,995
                                -------
 Oregon--5.2%
           Oregon Housing and
           Community Services
           Dept., MS Floating
           Rate Trust
           Certificates 2000,
           Series 298
   1,745     4.45     6/7/00      1,745

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2000
(All amounts in thousands)
(Unaudited)

           Description
-------------------------------------------------------

 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
-------------------------------------------------------
                         Municipal Portfolio--Continued
           Portland Port
           Public Grain
           Elevation Revenue
           Bonds, Columbia
           Grain, Inc.
           Project (Chase
           Manhattan Bank
           LOC)
 $ 3,000     4.70%    6/7/00    $ 3,000
                                -------
                                  4,745
                                -------
 Pennsylvania--5.2%
           Allegheny County
           VRDN, Presbyterian
           Health Center,
           Series D (MBIA
           Insured)
     300     4.40     6/1/00        300
           Northampton County
           Higher Education
           Authority,
           Lafayette College,
           Series A
           (Lafayette College
           Gtd.)
     300     4.40     6/1/00        300
           Pennsylvania
           Higher Education
           Facility Authority
           Revenue Bonds,
           Association of
           Independent
           Colleges and
           Universities--D4
           (Allied Irish Bank
           LOC)
     500     4.35     5/1/01        500
           Pennsylvania
           Turnpike
           Commission Revenue
           Bonds, Series
           1998Q
   2,600     4.35     6/1/00      2,600
           Philadelphia
           Hospital & Higher
           Education
           Facility,
           Jefferson Health
           System, Series B
   1,000     4.375   3/27/01      1,000
                                -------
                                  4,700
                                -------
 South Carolina--
 1.0%
           York County PCR,
           Electric
           Membership Project
           84N4 (National
           Rural Utility
           Gtd.)
     880     4.05    9/15/00        880
                                -------
 Tennessee--3.0%
           Clarksville Public
           Building Authority
           Municipal Revenue
           Bond, Series 1995
           (Bank of America
           LOC)
     800     4.40     6/7/00        800
           Memphis G.O.
           Improvement Bond,
           Series 1996, Soc
           Gen Trust SGB-23
   1,900     4.40     6/7/00      1,900
                                -------
                                  2,700
                                -------
 Texas--9.4%
           Bastrop
           Independent School
           District Bonds,
           Series 1997, Soc
           Gen Trust SGB-37
           (PSF Gtd.)
   1,000     4.40     6/7/00      1,000
           Board of Regents
           of the University
           of Texas System
           Permanent
           University Fund
           Flex Rate Notes,
           Series A
   2,000     4.40     8/3/00      2,000
           Dallas Area Rapid
           Transit Sales Tax
           CP Notes, Series C
           (West LB LOC)
   1,000     4.00    7/13/00      1,000
           Dallas Waterworks
           & Sewer System
           Revenue Refunding
           and Improvement
           Bonds
   1,105     7.50     4/1/01      1,134

           Description
----------------------------------------
 Principal
  Amount/           Maturity   Amortized
  Shares   Rate     Date         Cost
----------------------------------------
           Harris County
           Health Facility
           Development Corp.
           Revenue Bonds,
           Series 1994,
           Methodist Hospital
 $ 2,100     4.60%    6/1/00    $ 2,100
           Trinity River IDA
           Revenue Bonds,
           Automatic Data
           Processing Inc.
           (ADP, Inc. Gtd.)
   1,300     4.35     6/1/00      1,300
                                -------
                                  8,534
                                -------
 Utah--2.4%
           Intermountain
           Power Agency
           Revenue VRDB,
           Series F (AMBAC
           Insured)
   2,200     4.00    7/28/00      2,200
                                -------
 Virginia--3.5%
           County of Prince
           William IDA
           Virginia Electric
           & Power Co.
           Project (Virginia
           Electric & Power
           Co. Gtd.)
   1,700     4.05    8/11/00      1,700
           Roanoke IDA VRDB,
           Carilion Health
           System Obligated
           Group, Series 97A
   1,500     4.35     6/1/00      1,500
                                -------
                                  3,200
                                -------
 Washington--2.1%
           Washington Health
           Care Facilities
           VRDN, Sisters of
           Providence, Series
           1985 B (Rabobank
           Group LOC)
     500     4.35     6/1/00        500
           Washington Health
           Care Facilities
           VRDN, Sisters of
           Providence, Series
           1985 E (Rabobank
           Group LOC)
   1,400     4.35     6/1/00      1,400
                                -------
                                  1,900
                                -------
 Wisconsin--1.7%
           Iola--Scandinavia
           School District
           BAN
   1,000     4.40    11/1/00      1,001
           Monroe School
           District BAN
     500     4.40    6/12/00        500
                                -------
                                  1,501
----------------------------------------
 TOTAL MUNICIPAL INVESTMENTS     87,371
----------------------------------------
 Other--0.6%
           Federated Tax Free
           Trust Money Market
     576   Fund No. 15              576
----------------------------------------
 TOTAL INVESTMENTS--97.2%       $87,947
----------------------------------------
 Other assets, less liabili-
 ties--2.8%                       2,518
----------------------------------------
 NET ASSETS--100.0%             $90,465
----------------------------------------
----------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
May 31, 2000
(All amounts in thousands, except net asset value per share)
(Unaudited)

                          Government             Diversified    Tax-
                            Select   Government    Assets      Exempt   Municipal
                          Portfolio  Portfolio    Portfolio   Portfolio Portfolio
---------------------------------------------------------------------------------
Assets:
Investments in
 securities, at
 amortized cost           $2,054,124 $1,499,490  $5,973,128   $645,179   $87,947
Repurchase agreements,
 at cost which
 approximates
 market value                    --   1,059,505     650,000        --        --
Cash                               1          1          57         56        44
Receivables:
 Interest                      4,379      4,975      26,549      7,186       783
 Investment securities
  sold                           --         --          --          50     2,020
 Administrator                    62         55         184         24        10
Other assets                      35         35          79         21        43
---------------------------------------------------------------------------------
Total assets               2,058,601  2,564,061   6,649,997    652,516    90,847
---------------------------------------------------------------------------------
Liabilities:
Payable for:
 Distributions to
  shareholders                10,777     11,166      33,204      2,306       338
 Investment securities
  purchased                   40,000    267,317         --         --        --
Accrued expenses:
 Advisory fees                   179        467       1,373        131         8
 Administration fees             179        187         549         52         8
 Shareholder servicing
  fees                            35         19          25          5        10
 Custodian fees                   14          8          43         12         9
 Transfer agent fees              10          9          46          7       --
Other liabilities                 51         53         157         20         9
---------------------------------------------------------------------------------
Total liabilities             51,245    279,226      35,397      2,533       382
---------------------------------------------------------------------------------
Net assets                $2,007,356 $2,284,835  $6,614,600   $649,983   $90,465
---------------------------------------------------------------------------------
Analysis of net assets:
Paid-in capital           $2,007,336 $2,284,920  $6,615,435   $649,972   $90,465
Accumulated net realized
 gains (losses) on
 investment transactions          20        (85)       (835)        11       --
---------------------------------------------------------------------------------
Net assets                $2,007,356 $2,284,835  $6,614,600   $649,983   $90,465
---------------------------------------------------------------------------------
Net Assets
 Shares                   $1,878,866 $2,218,529  $6,512,184   $644,205   $38,395
 Service Shares              116,846     15,813      60,561      5,778    52,070
 Premier Shares               11,644     50,493      41,855        --        --
---------------------------------------------------------------------------------
Total shares outstanding
 (no par value),
 unlimited shares
 authorized
 Shares                    1,878,848  2,218,609   6,513,021    644,189    38,395
 Service Shares              116,846     15,815      60,561      5,783    52,070
 Premier Shares               11,643     50,496      41,854        --        --
---------------------------------------------------------------------------------
Net asset value,
 offering and redemption
 price per share
 Shares                        $1.00      $1.00       $1.00      $1.00     $1.00
 Service Shares                $1.00      $1.00       $1.00      $1.00     $1.00
 Premier Shares                $1.00      $1.00       $1.00        --        --
---------------------------------------------------------------------------------

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended May 31, 2000
(All amounts in thousands)
(Unaudited)

                          Government            Diversified
                            Select   Government   Assets    Tax-Exempt  Municipal
                          Portfolio  Portfolio   Portfolio  Portfolio  Portfolio(a)
-----------------------------------------------------------------------------------
Interest income            $62,082    $58,821    $197,864    $11,401      $1,293
-----------------------------------------------------------------------------------
Expenses:
Investment advisory fees     2,646      2,480       8,202        713          80
Administration fees          1,059        992       3,281        285          36
Shareholder servicing
 fees                          137        151         148         38          28
Custodian fees                 112        106         374         44          18
Registration fees               81         75         200         39          21
Professional fees               46         42         134         14           6
Transfer agent fees             29         36         125         18           2
Trustee fees and ex-
 penses                         22         20          62          7           2
Other                           36         33          83         18           5
-----------------------------------------------------------------------------------
Total expenses               4,168      3,935      12,609      1,176         198
Less voluntary waivers
 of investment advisory
 fees                       (1,587)       --          --         --          (48)
Less expenses reimbursed
 by Administrator             (303)      (277)       (882)      (125)        (52)
-----------------------------------------------------------------------------------
Net expenses                 2,278      3,658      11,727      1,051          98
-----------------------------------------------------------------------------------
Net investment income       59,804     55,163     186,137     10,350       1,195
Net realized gains
 (losses) on investment
 transactions                   14         (9)         24         (1)        --
-----------------------------------------------------------------------------------
Net increase in net as-
 sets resulting from op-
 erations                  $59,818    $55,154    $186,161    $10,349      $1,195
-----------------------------------------------------------------------------------

(a)Fund commenced operations December 1, 1999

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Six Months Ended May 31, 2000 (Unaudited) and the Year Ended November 30, 1999
(All amounts in thousands)

                      Government Select             Government              Diversified Assets             Tax-Exempt
                          Portfolio                  Portfolio                   Portfolio                  Portfolio
                   ------------------------  --------------------------  --------------------------  ------------------------
                      2000         1999          2000          1999          2000          1999         2000         1999
------------------------------------------------------------------------------------------------------------------------------
Increase
(decrease) in net
assets from
operations:
 Net investment
 income                $59,804      $90,124       $55,163       $73,133      $186,137      $271,976      $10,350      $19,197
 Net realized
 gains (losses)
 on investment
 transactions               14            2            (9)          (91)           24            78           (1)         (43)
------------------------------------------------------------------------------------------------------------------------------
Net increase in
net assets
resulting from
operations              59,818       90,126        55,154        73,042       186,161       272,054       10,349       19,154
------------------------------------------------------------------------------------------------------------------------------
Distributions to
Shares
shareholders:
 Net investment
 income                (57,693)     (89,895)      (53,646)      (71,508)     (184,157)     (268,766)      (9,991)     (18,885)
------------------------------------------------------------------------------------------------------------------------------
Distributions to
Service Shares
shareholders:
 Net investment
 income                 (1,917)        (169)         (489)         (819)       (1,436)       (3,154)        (359)        (312)
------------------------------------------------------------------------------------------------------------------------------
Distributions to
Premier Shares
shareholders:
 Net investment
 income                   (194)         (60)       (1,028)         (806)         (544)          (56)         --           --
------------------------------------------------------------------------------------------------------------------------------
Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares              7,035,508    9,621,872    11,808,869    19,974,106    40,388,792    61,533,000    2,736,209    4,681,724
 Reinvested
 distributions           4,116        4,850           678         2,371         9,151        10,108          340          335
 Cost of shares
 redeemed           (7,311,034)  (9,171,330)  (11,156,753)  (20,063,517)  (41,361,058)  (58,862,739)  (2,648,035)  (4,874,480)
------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
from Shares
transactions          (271,410)     455,392       652,794       (87,040)     (963,115)    2,680,369       88,514     (192,421)
------------------------------------------------------------------------------------------------------------------------------
Service Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares                519,421      174,304       209,977       150,768       705,095       809,863       31,996       55,845
 Reinvested
 distributions             --           --            --            --            --            --           --           --
 Cost of shares
 redeemed             (414,421)    (162,458)     (226,719)     (118,211)     (704,349)     (757,109)     (61,754)     (20,304)
------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
from Service
Shares
transactions           105,000       11,846       (16,742)       32,557           746        52,754      (29,758)      35,541
------------------------------------------------------------------------------------------------------------------------------
Premier Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares                 30,312       11,539        44,369       105,227        51,010        42,701          --           --
 Reinvested
 distributions             --           --            --            --            --            --           --           --
 Cost of shares
 redeemed              (26,086)      (4,230)      (38,450)      (60,650)      (13,707)      (38,150)         --           --
------------------------------------------------------------------------------------------------------------------------------
Net increase in
net assets
resulting from
Premier Shares
transactions             4,226        7,309         5,919        44,577        37,303         4,551          --           --
------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets                (162,170)     474,549       641,962        (9,997)     (925,042)    2,737,752       58,755     (156,923)
Net assets--
beginning of year    2,169,526    1,694,977     1,642,873     1,652,870     7,539,642     4,801,890      591,228      748,151
------------------------------------------------------------------------------------------------------------------------------
Net assets--end
of period           $2,007,356   $2,169,526    $2,284,835    $1,642,873    $6,614,600    $7,539,642     $649,983     $591,228
------------------------------------------------------------------------------------------------------------------------------
                     Municipal
                     Portfolio
                   --------------
                    2000 (a)
------------------------------------------------------------------------------------------------------------------------------
Increase
(decrease) in net
assets from
operations:
 Net investment
 income               $1,195
 Net realized
 gains (losses)
 on investment
 transactions            --
------------------------------------------------------------------------------------------------------------------------------
Net increase in
net assets
resulting from
operations             1,195
------------------------------------------------------------------------------------------------------------------------------
Distributions to
Shares
shareholders:
 Net investment
 income                 (819)
------------------------------------------------------------------------------------------------------------------------------
Distributions to
Service Shares
shareholders:
 Net investment
 income                 (376)
------------------------------------------------------------------------------------------------------------------------------
Distributions to
Premier Shares
shareholders:
 Net investment
 income                  --
------------------------------------------------------------------------------------------------------------------------------
Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares              148,849
 Reinvested
 distributions           --
 Cost of shares
 redeemed           (110,454)
------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
from Shares
transactions          38,395
------------------------------------------------------------------------------------------------------------------------------
Service Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares               82,764
 Reinvested
 distributions           --
 Cost of shares
 redeemed            (30,694)
------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
from Service
Shares
transactions          52,070
------------------------------------------------------------------------------------------------------------------------------
Premier Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares                  --
 Reinvested
 distributions           --
 Cost of shares
 redeemed                --
------------------------------------------------------------------------------------------------------------------------------
Net increase in
net assets
resulting from
Premier Shares
transactions             --
------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets                90,465
Net assets--
beginning of year        --
------------------------------------------------------------------------------------------------------------------------------
Net assets--end
of period            $90,465
------------------------------------------------------------------------------------------------------------------------------

(a)Fund commenced operations December 1, 1999

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited) and the Years Ended November
30,
Government Select Portfolio

                                                                    Shares
                   --------------------------------------------------------------------------------------------------------------
                      2000        1999        1998        1997       1996      1995         1994      1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of
period                  $1.00       $1.00       $1.00       $1.00     $1.00     $1.00        $1.00     $1.00     $1.00     $1.00
Income from
investment
operations:
 Net investment
 income                  0.03        0.05        0.05        0.05      0.05      0.06         0.04      0.03      0.04      0.06
---------------------------------------------------------------------------------------------------------------------------------
Total income from
investment
operations               0.03        0.05        0.05        0.05      0.05      0.06         0.04      0.03      0.04      0.06
---------------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income                 (0.03)      (0.05)      (0.05)      (0.05)    (0.05)    (0.06)       (0.04)    (0.03)    (0.04)    (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Total
distributions to
shareholders            (0.03)      (0.05)      (0.05)      (0.05)    (0.05)    (0.06)       (0.04)    (0.03)    (0.04)    (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period           $1.00       $1.00       $1.00       $1.00     $1.00     $1.00        $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)         2.86%       4.94%       5.38%       5.41%     5.31%     5.82%(c)     3.84%     3.00%     3.71%     5.82%
Ratio to average
net assets of
(b):
 Expenses, net of
 waivers and
 reimbursements          0.20%       0.20%       0.20%       0.20%     0.20%     0.20%        0.20%     0.20%     0.20%     0.20%
 Expenses, before
 waivers and
 reimbursements          0.38%       0.38%       0.39%       0.39%     0.40%     0.41%        0.43%     0.49%     0.52%     0.60%
 Net investment
 income, net of
 waivers and
 reimbursements          5.66%       4.85%       5.31%       5.30%     5.19%     5.67%        3.83%     2.99%     3.70%     5.78%
 Net investment
 income, before
 waivers and
 reimbursements          5.48%       4.67%       5.12%       5.11%     4.99%     5.46%        3.60%     2.70%     3.38%     5.38%
Net assets at end
of period (in
thousands)         $1,878,866  $2,150,263  $1,694,869  $1,239,393  $836,349  $685,142     $493,718  $386,507  $264,756  $160,750
---------------------------------------------------------------------------------------------------------------------------------
                   1990(d)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of
period               $1.00
Income from
investment
operations:
 Net investment
 income               0.01
---------------------------------------------------------------------------------------------------------------------------------
Total income from
investment
operations            0.01
---------------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income              (0.01)
---------------------------------------------------------------------------------------------------------------------------------
Total
distributions to
shareholders         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period        $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)      0.50%
Ratio to average
net assets of
(b):
 Expenses, net of
 waivers and
 reimbursements       0.20%
 Expenses, before
 waivers and
 reimbursements       1.33%
 Net investment
 income, net of
 waivers and
 reimbursements       7.65%
 Net investment
 income, before
 waivers and
 reimbursements       6.52%
Net assets at end
of period (in
thousands)         $44,215
---------------------------------------------------------------------------------------------------------------------------------

                                      Service                Premier
                                 ------------------  -------------------------
                                   2000    1999 (e)   2000     1999   1998 (f)
-----------------------------------------------------------------------
Net asset value, beginning of
period                              $1.00    $1.00     $1.00   $1.00   $1.00
Income from investment
operations:
 Net investment income               0.03     0.03      0.03    0.03     --
-----------------------------------------------------------------------
Total income from investment
operations                           0.03     0.03      0.03    0.03     --
-----------------------------------------------------------------------
Distributions to shareholders
from:
 Net investment income              (0.03)   (0.03)    (0.03)  (0.03)    --
-----------------------------------------------------------------------
Total distributions to
shareholders                        (0.03)   (0.03)    (0.03)  (0.03)    --
-----------------------------------------------------------------------
Net asset value, end of period      $1.00    $1.00     $1.00   $1.00   $1.00
-----------------------------------------------------------------------
Total return (a)                     2.69%    2.72%     2.56%   3.30%   0.10%
Ratio to average net assets of
(b):
 Expenses, net of waivers and
 reimbursements                      0.54%    0.54%     0.80%   0.80%   0.80%
 Expenses, before waivers and
 reimbursements                      0.72%    0.72%     0.98%   0.98%   0.99%
 Net investment income, net of
 waivers and reimbursements          5.32%    4.51%     5.06%   4.25%   4.71%
 Net investment income, before
 waivers and reimbursements          5.14%    4.33%     4.88%   4.07%   4.52%
Net assets at end of period (in
thousands)                       $116,846  $11,846   $11,644  $7,417    $108
-----------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) Total return for the year ended November 30, 1995 would have been 5.80% absent the effect of a capital contribution equivalent to $.0002 per share received from Northern Trust Corporation.
(d) For the period November 7, 1990 (commencement of operations) through November 30, 1990.
(e) For the period May 28, 1999 (Service Shares issue date) through November 30, 1999.
(f) For the period November 23, 1998 (Premier Shares issue date) through November 30, 1998. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited) and the Years Ended November
30,
Government Portfolio

                                                                        Shares
                   ----------------------------------------------------------------------------------------------------------
                      2000        1999        1998        1997        1996       1995         1994       1993        1992
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of
period                  $1.00       $1.00       $1.00       $1.00       $1.00     $1.00        $1.00       $1.00       $1.00
Income from
investment
operations:
 Net investment
 income                  0.03        0.05        0.04        0.05        0.05      0.06         0.04        0.03        0.04
-----------------------------------------------------------------------------------------------------------------------------
Total income from
investment
operations               0.03        0.05        0.04        0.05        0.05      0.06         0.04        0.03        0.04
-----------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income                 (0.03)      (0.05)      (0.04)      (0.05)      (0.05)    (0.06)       (0.04)      (0.03)      (0.04)
-----------------------------------------------------------------------------------------------------------------------------
Total
distributions to
shareholders            (0.03)      (0.05)      (0.04)      (0.05)      (0.05)    (0.06)       (0.04)      (0.03)      (0.04)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period           $1.00       $1.00       $1.00       $1.00       $1.00     $1.00        $1.00       $1.00       $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (a)         2.82%       5.08%       5.28%       5.31%       5.20%     5.64%(c)     3.78%       2.91%       3.91%
Ratio to average
net assets of
(b):
 Expenses, net of
 waivers and
 reimbursements          0.35%       0.35%       0.35%       0.35%       0.35%     0.35%        0.34%       0.34%       0.34%
 Expenses, before
 waivers and
 reimbursements          0.38%       0.38%       0.40%       0.37%       0.38%     0.40%        0.41%       0.38%       0.40%
 Net investment
 income, net of
 waivers and
 reimbursements          5.57%       4.75%       5.22%       5.18%       5.08%     5.49%        3.60%       2.92%       3.71%
 Net investment
 income, before
 waivers and
 reimbursements          5.54%       4.72%       5.17%       5.16%       5.05%     5.44%        3.53%       2.88%       3.65%
Net assets at end
of period (in
thousands)         $2,218,529  $1,565,743  $1,652,870  $1,051,401  $1,268,515  $850,664     $787,816  $1,065,705  $1,163,905
-----------------------------------------------------------------------------------------------------------------------------
                     1991      1990
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of
period                $1.00     $1.00
Income from
investment
operations:
 Net investment
 income                0.06      0.08
-----------------------------------------------------------------------------------------------------------------------------
Total income from
investment
operations             0.06      0.08
-----------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income               (0.06)    (0.08)
-----------------------------------------------------------------------------------------------------------------------------
Total
distributions to
shareholders          (0.06)    (0.08)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period         $1.00     $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (a)       6.18%     7.89%
Ratio to average
net assets of
(b):
 Expenses, net of
 waivers and
 reimbursements        0.35%     0.37%
 Expenses, before
 waivers and
 reimbursements        0.40%     0.46%
 Net investment
 income, net of
 waivers and
 reimbursements        6.03%     7.88%
 Net investment
 income, before
 waivers and
 reimbursements        5.98%     7.79%
Net assets at end
of period (in
thousands)         $895,405  $971,720
-----------------------------------------------------------------------------------------------------------------------------

                                                Service            Premier
                                            -----------------  -----------------
                                             2000    1999 (d)   2000    1999 (e)
------------------------------------------------------------
Net asset value, beginning of period          $1.00    $1.00     $1.00    $1.00
Income from investment operations:
 Net investment income                         0.03     0.03      0.02     0.04
------------------------------------------------------------
Total income from investment operations        0.03     0.03      0.02     0.04
------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                        (0.03)   (0.03)    (0.02)   (0.04)
------------------------------------------------------------
Total distributions to shareholders           (0.03)   (0.03)    (0.02)   (0.04)
------------------------------------------------------------
Net asset value, end of period                $1.00    $1.00     $1.00    $1.00
------------------------------------------------------------
Total return (a)                               2.64%    3.03%     2.51%    4.56%
Ratio to average net assets of (b):
 Expenses, net of waivers and
 reimbursements                                0.69%    0.69%     0.95%    0.95%
 Expenses, before waivers and
 reimbursements                                0.72%    0.72%     0.98%    0.98%
 Net investment income, net of waivers and
 reimbursements                                5.23%    4.41%     4.97%    4.15%
 Net investment income, before waivers and
 reimbursements                                5.20%    4.38%     4.94%    4.12%
Net assets at end of period (in thousands)  $15,813  $32,555   $50,493  $44,575
------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) Total return for the year ended November 30, 1995 would have been 5.53% absent the effect of a capital contribution equivalent to $.0011 per share received from Northern Trust Corporation.
(d) For the period April 1, 1999 (Service Shares issue date) through November 30, 1999.
(e) For the period December 15, 1998 (Premier Shares issue date) through November 30, 1999.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited) and the Years Ended November
30,
Diversified Assets Portfolio

                                                                            Shares
                   --------------------------------------------------------------------------------------------------------------
                      2000        1999        1998        1997        1996        1995           1994        1993        1992
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of pe-
riod                    $1.00       $1.00       $1.00       $1.00       $1.00       $1.00          $1.00       $1.00       $1.00
Income from in-
vestment opera-
tions:
 Net investment
 income                  0.03        0.05        0.05        0.05        0.05        0.06           0.04        0.03        0.04
---------------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                    0.03        0.05        0.05        0.05        0.05        0.06           0.04        0.03        0.04
---------------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income                 (0.03)      (0.05)      (0.05)      (0.05)      (0.05)      (0.06)         (0.04)      (0.03)      (0.04)
---------------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to share-
holders                 (0.03)      (0.05)      (0.05)      (0.05)      (0.05)      (0.06)         (0.04)      (0.03)      (0.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00          $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)         2.88%       4.99%       5.36%       5.42%       5.30%       5.78%(c)       3.92%       3.00%       3.80%
Ratio to average
net assets of
(b):
 Expenses, net of
 waivers and
 reimbursements          0.35%       0.35%       0.35%       0.35%       0.34%       0.34%          0.35%       0.34%       0.34%
 Expenses, before
 waivers and
 reimbursements          0.38%       0.38%       0.38%       0.36%       0.34%       0.34%          0.35%       0.36%       0.35%
 Net investment
 income, net of
 waivers and
 reimbursements          5.68%       4.89%       5.31%       5.30%       5.18%       5.63%          3.74%       3.00%       3.79%
 Net investment
 income, before
 waivers and
 reimbursements          5.65%       4.86%       5.28%       5.29%       5.18%       5.63%          3.74%       2.98%       3.78%
Net assets at end
of period (in
thousands)         $6,512,184  $7,475,275  $4,794,830  $3,941,586  $3,179,529  $2,610,347     $2,891,880  $3,200,288  $2,801,744
---------------------------------------------------------------------------------------------------------------------------------

                                  Service                                                Premier
                     ----------------------------------                          -------------------------
                        2000        1999      1998 (d)                              2000         1999 (e)
-------------------------------------------------------------------------------
Net asset value,
beginning of
period                  $1.00       $1.00       $1.00                               $1.00          $1.00
Income from
investment
operations:
 Net investment
 income                  0.03        0.05        0.02                                0.03           0.03
-------------------------------------------------------------------------------
Total income from
investment
operations               0.03        0.05        0.02                                0.03           0.03
-------------------------------------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income                 (0.03)      (0.05)      (0.02)                              (0.03)         (0.03)
-------------------------------------------------------------------------------
Total
distributions to
shareholders            (0.03)      (0.05)      (0.02)                              (0.03)         (0.03)
-------------------------------------------------------------------------------
Net asset value,
end of period           $1.00       $1.00       $1.00                               $1.00          $1.00
-------------------------------------------------------------------------------
Total return (a)         2.71%       4.68%       1.76%                               2.57%          2.57%
Ratio to average
net assets of
(b):
 Expenses, net of
 waivers and
 reimbursements          0.69%       0.69%       0.69%                               0.95%          0.95%
 Expenses, before
 waivers and
 reimbursements          0.72%       0.72%       0.72%                               0.98%          0.98%
 Net investment
 income, net of
 waivers and
 reimbursements          5.34%       4.55%       4.94%                               5.08%          4.29%
 Net investment
 income, before
 waivers and
 reimbursements          5.31%       4.52%       4.91%                               5.05%          4.26%
Net assets at end
of period (in
thousands)            $60,561     $59,815      $7,060                             $41,855         $4,552
-------------------------------------------------------------------------------

                        1991         1990
------------------------------------------
Net asset value,
beginning of pe-
riod                    $1.00       $1.00
Income from in-
vestment opera-
tions:
 Net investment
 income                  0.06        0.08
---------------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                    0.06        0.08
---------------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income                 (0.06)      (0.08)
---------------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to share-
holders                 (0.06)      (0.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period           $1.00       $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)         6.19%       8.01%
Ratio to average
net assets of
(b):
 Expenses, net of
 waivers and
 reimbursements          0.35%       0.35%
 Expenses, before
 waivers and
 reimbursements          0.36%       0.36%
 Net investment
 income, net of
 waivers and
 reimbursements          6.18%       8.01%
 Net investment
 income, before
 waivers and
 reimbursements          6.17%       8.00%
Net assets at end
of period (in
thousands)         $2,784,485  $2,192,756
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net asset value,
beginning of
period
Income from
investment
operations:
 Net investment
 income
-------------------------------------------------------------------------------
Total income from
investment
operations
-------------------------------------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income
-------------------------------------------------------------------------------
Total
distributions to
shareholders
-------------------------------------------------------------------------------
Net asset value,
end of period
-------------------------------------------------------------------------------
Total return (a)
Ratio to average
net assets of
(b):
 Expenses, net of
 waivers and
 reimbursements
 Expenses, before
 waivers and
 reimbursements
 Net investment
 income, net of
 waivers and
 reimbursements
 Net investment
 income, before
 waivers and
 reimbursements
Net assets at end
of period (in
thousands)
-------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) Total return for the year ended November 30, 1995 would have been 5.73% absent the effect of a capital contribution equivalent to $.0005 per share

               See accompanyinge notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited) and the Years Ended
November 30,
Tax-Exempt Portfolio

                                                                  Shares
                  -------------------------------------------------------------------------------------------------------
                    2000      1999      1998      1997      1996      1995      1994       1993        1992       1991
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of
period               $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00       $1.00       $1.00     $1.00
Income from
investment
operations:
 Net investment
 income               0.02      0.03      0.03      0.03      0.03      0.04      0.02        0.02        0.03      0.05
-------------------------------------------------------------------------------------------------------------------------
Total income
from investment
operations            0.02      0.03      0.03      0.03      0.03      0.04      0.02        0.02        0.03      0.05
-------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income              (0.02)    (0.03)    (0.03)    (0.03)    (0.03)    (0.04)    (0.02)      (0.02)      (0.03)    (0.05)
-------------------------------------------------------------------------------------------------------------------------
Total
distributions to
shareholders         (0.02)    (0.03)    (0.03)    (0.03)    (0.03)    (0.04)    (0.02)      (0.02)      (0.03)    (0.05)
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period        $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00       $1.00       $1.00     $1.00
-------------------------------------------------------------------------------------------------------------------------
Total return (a)      1.83%     3.03%     3.31%     3.44%     3.37%     3.71%     2.62%       2.27%       2.97%     4.57%
Ratio to average
net assets of
(b):
 Expenses, net
 of waivers and
 reimbursements       0.35%     0.35%     0.35%     0.35%     0.35%     0.35%     0.35%       0.34%       0.34%     0.35%
 Expenses,
 before waivers
 and
 reimbursements       0.40%     0.39%     0.39%     0.39%     0.40%     0.41%     0.36%       0.38%       0.39%     0.40%
 Net investment
 income, net of
 waivers and
 reimbursements       3.65%     2.89%     3.27%     3.38%     3.32%     3.63%     2.40%       2.27%       2.95%     4.57%
 Net investment
 income, before
 waivers and
 reimbursements       3.60%     2.85%     3.23%     3.34%     3.27%     3.57%     2.39%       2.23%       2.90%     4.52%
Net assets at
end of period
(in thousands)    $644,205  $555,692  $748,151  $585,159  $638,507  $803,730  $853,103  $1,191,932  $1,226,480  $872,405
-------------------------------------------------------------------------------------------------------------------------

                       Service
                  ------------------
                    2000    1999 (c)
---------------------------------------------------
Net asset value,
beginning of
period               $1.00     $1.00
Income from
investment
operations:
 Net investment
 income               0.02      0.02
---------------------------------------------------
Total income
from investment
operations            0.02      0.02
---------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income              (0.02)    (0.02)
---------------------------------------------------
Total
distributions to
shareholders         (0.02)    (0.02)
---------------------------------------------------
Net asset value,
end of period        $1.00     $1.00
---------------------------------------------------
Total return (a)      1.66%     1.58%
Ratio to average
net assets of
(b):
 Expenses, net
 of waivers and
 reimbursements       0.69%     0.69%
 Expenses,
 before waivers
 and
 reimbursements       0.74%     0.73%
 Net investment
 income, net of
 waivers and
 reimbursements       3.31%     2.71%
 Net investment
 income, before
 waivers and
 reimbursements       3.26%     2.67%
Net assets at
end of period
(in thousands)      $5,778   $35,536
---------------------------------------------------

                    1990
---------------------------------------------------
Net asset value,
beginning of
period               $1.00
Income from
investment
operations:
 Net investment
 income               0.06
---------------------------------------------------
Total income
from investment
operations            0.06
---------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income              (0.06)
---------------------------------------------------
Total
distributions to
shareholders         (0.06)
---------------------------------------------------
Net asset value,
end of period        $1.00
---------------------------------------------------
Total return (a)      5.71%
Ratio to average
net assets of
(b):
 Expenses, net
 of waivers and
 reimbursements       0.36%
 Expenses,
 before waivers
 and
 reimbursements       0.43%
 Net investment
 income, net of
 waivers and
 reimbursements       5.71%
 Net investment
 income, before
 waivers and
 reimbursements       5.64%
Net assets at
end of period
(in thousands)    $752,257
---------------------------------------------------
---------------------------------------------------

Net asset value,
beginning of
period
Income from
investment
operations:
 Net investment
 income
---------------------------------------------------
Total income
from investment
operations
---------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income
---------------------------------------------------
Total
distributions to
shareholders
---------------------------------------------------
Net asset value,
end of period
---------------------------------------------------
Total return (a)
Ratio to average
net assets of
(b):
 Expenses, net
 of waivers and
 reimbursements
 Expenses,
 before waivers
 and
 reimbursements
 Net investment
 income, net of
 waivers and
 reimbursements
 Net investment
 income, before
 waivers and
 reimbursements
Net assets at
end of period
(in thousands)
---------------------------------------------------

                See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2000 (Unaudited)
Municipal Portfolio

                                Shares
                               --------
                               2000 (c)
---------------------------------------
Net asset value, beginning of
period                           $1.00
Income from investment
operations:
 Net investment income            0.01
---------------------------------------
Total income from investment
operations                        0.01
---------------------------------------
Distributions to shareholders
from:
 Net investment income           (0.01)
---------------------------------------
Total distributions to
shareholders                     (0.01)
---------------------------------------
Net asset value, end of
period                           $1.00
---------------------------------------
Total return (a)                  1.88%
Ratio to average net assets
of (b):
 Expenses, net of waivers and
 reimbursements                   0.20%
 Expenses, before waivers and
 reimbursements                   0.53%
 Net investment income, net
 of waivers and
 reimbursements                   3.72%
 Net investment income,
 before waivers and
 reimbursements                   3.39%
Net assets at end of period
(in thousands)                 $38,395
---------------------------------------

                               Service
                               --------
                               2000 (d)
---------------------------------------
Net asset value, beginning of
period                           $1.00
Income from investment
operations:
 Net investment income            0.01
---------------------------------------
Total income from investment
operations                        0.01
---------------------------------------
Distributions to shareholders
from:
 Net investment income           (0.01)
---------------------------------------
Total distributions to
shareholders                     (0.01)
---------------------------------------
Net asset value, end of
period                           $1.00
---------------------------------------
Total return (a)                  1.10%
Ratio to average net assets
of (b):
 Expenses, net of waivers and
 reimbursements                   0.54%
 Expenses, before waivers and
 reimbursements                   0.87%
 Net investment income, net
 of waivers and
 reimbursements                   3.38%
 Net investment income,
 before waivers and
 reimbursements                   3.05%
Net assets at end of period
(in thousands)                 $52,070
---------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) For the period December 1, 1999 (Shares issue date) through
    May 31, 2000.
(d) For the period February 11, 2000 (Service Shares issue date) through May 31, 2000.

                See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 2000
(Unaudited)
1. Organization
Northern Institutional Funds (the "Trust") is a Delaware business trust which was formed on July 1, 1997, and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust currently includes twenty portfolios, each with its own investment objective. Presented herein are the financial statements of the money market portfolios. The Northern Trust Company ("Northern") is the investment adviser for all of the Trust's money market portfolios and is the custodian and transfer agent for the Trust. Northern and PFPC Inc. ("PFPC") are the Trust's co-administrators and Northern Funds Distributors, LLC is the Trust's distributor.
 The Trust includes five diversified money market portfolios: Government
Select Portfolio, Government Portfolio, Diversified Assets Portfolio, Tax-Exempt Portfolio and Municipal Portfolio (the "Portfolios"). Each of these Portfolios has three classes of shares: Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. As of May 31, 2000, Shares, Service
Shares and Premier Shares were outstanding for Government Select, Government and Diversified Assets Portfolios; and Shares and Service shares were outstanding for Tax-Exempt and Municipal Portfolios.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

(a) Investment Valuation
Investments are valued at amortized cost, which approximates market value. Under the amortized cost method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.
 Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern. Northern administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios. The Diversified Assets Portfolio had entered into such joint repurchase agreements as of May 31, 2000, as reflected in its accompanying Statements of Investments.

(c) Interest Income
Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

(d) Federal Taxes
It is each Portfolio's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders. Therefore, no provision is made for federal taxes.
 At November 30, 1999, the Trust's most recent tax year end, the Portfolios had approximately the following amount of capital loss carryforwards for U.S. federal income tax purposes:

                        Amount
                    (in thousands) Year of Expiration
-----------------------------------------------------
Government               $ 91             2007
Diversified Assets        861             2002
Tax-Exempt                 43             2007
-----------------------------------------------------

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(e) Expenses
Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares.
 Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative average net assets for the year.

-------------------------------------------------------------------------------
Notes to Financial Statements--Continued
May 31, 2000
(Unaudited)

(f) Distributions
Each Portfolio's net investment income is declared daily as a dividend to shareholders of record on that day. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and distributed at least annually.
 Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern in cash or automatically reinvested in additional shares of the Portfolio. Northern has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern, its affiliates or its correspondents.

3. Advisory, Transfer Agency, Custodian and Other Agreements
As compensation for the services rendered as investment adviser, including the assumption by Northern of the expenses related thereto, Northern is entitled to a fee, computed daily and payable monthly, at an annual rate of .25% of each Portfolio's average daily net assets.
 Until further notice, Northern has voluntarily agreed to waive .15% of its advisory fee for the Government Select and Municipal Portfolios, reducing such fee to .10% per annum. The effect of this waiver by Northern for the six months ended May 31, 2000 reduced advisory fees as shown on the accompanying Statements of Operations.
 As compensation for the services rendered as custodian and transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives compensation based on a pre-determined schedule of charges approved by the Board.

4. Administration and Distribution Agreements
Northern and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at the annual rate of 0.10% of each Portfolio's average daily net assets. The co-administrators are also entitled to additional fees for special legal services.
 In addition, if in any fiscal year the sum of a Portfolio's expenses, including administration fees, but excluding the fees payable to Northern for its duties as adviser and transfer agent for all shares, payments under the service plan for the Portfolios' Service Shares and Premier Shares and certain extraordinary expenses, exceeded on an annualized basis .10% of the Portfolio's average daily net assets, the administrators reimbursed each Portfolio for the amount of the excess pursuant to the terms of the administration agreements.
 Expenses reimbursed during the six months ended May 31, 2000 are shown on the accompanying Statements of Operations.
 Northern Funds Distributors, LLC, the distributor for the Portfolio, receives no compensation under its distribution agreement.

5. Service Plan
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern, its affiliates or other institutions ("Servicing Agents") under which they will render certain administrative support services and in some cases personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .25% and .50% of the average daily net asset value of the outstanding Service and Premier Shares, respectively. Furthermore, the Service Plan also provides for the payment of fees to Northern or other institutions for consulting services, technology and systems support services to the Service and Premier Shares customers at an annual rate of up to .08% of the average daily net asset value of such shares serviced.

6. Bank Loans
The Trust maintains a $100,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above the federal funds rate.
 None of the Portfolios had any borrowings under this agreement during the six months ended May 31, 2000.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Voting Results of Special Meeting of Shareholders

At a Special Meeting of Shareholders of the Trust (the "Meeting") held on March 21, 2000, the following actions were taken:

 (1) The following individuals were elected to serve on the Board of Trustees by the shareholders of all Portfolios of the Trust voting together in the aggregate:

                                      Number of
                          Number of     Votes
Name of Trustee           Votes For    Withheld
------------------------------------------------
Richard G. Cline        6,637,761,713 38,398,295
Edward J. Condon, Jr.   6,637,761,713 38,398,295
Wesley M. Dixon, Jr.    6,587,683,995 88,476,012
Willaim J. Dolan, Jr.   6,637,761,713 38,398,295
John W. English         6,637,761,713 38,398,295
Raymond E. George, Jr.  6,637,761,713 38,398,295
Sandra Polk Guthman     6,637,761,713 38,398,295
Michael E. Murphy       6,637,761,713 38,398,295
Mary Jacobs Skinner     6,636,834,594 39,325,414
William H. Springer     6,587,685,010 88,474,997
Richard P. Strubel      6,637,761,713 38,398,295
Stephen B. Timbers      6,637,761,713 38,398,295
------------------------------------------------

 (2) The approval of the selection of Ernst & Young LLP as the Trust's independent auditors for the fiscal year ending November 30, 2000 was ratified by all the shareholders of all Portfolios of the Trust voting together in the aggregate as follows:

Votes For                         Votes Against                                       Abstained
------------------------------------------------------------------------------------------------
6,630,851,779                      11,428,600                                         33,879,628
------------------------------------------------------------------------------------------------

 (3)(a) The proposed amendments to the fundamental investment policy on commodities were approved by each of the Portfolios listed below (voting separately on a Portfolio-by-Portfolio basis) as follows:

                                     Votes
Fund                  Votes For     Against   Abstained
--------------------------------------------------------
Government Select   1,099,594,160  13,070,633    482,354
Government          1,084,049,579   6,431,852 37,331,891
Diversified Assets  3,763,612,304 105,443,036 75,186,472
Tax-Exempt            298,552,144  14,049,008  5,453,609
Municipal              41,568,606         --         --
--------------------------------------------------------

 (3)(b) The proposed amendments to the fundamental investment policies on borrowing and lending were approved by each of the Portfolios listed below (voting separately on a Portfolio-by-Portfolio basis) as follows:

                                     Votes
Fund                  Votes For     Against   Abstained
--------------------------------------------------------
Government Select   1,045,203,687  67,461,106    482,354
Government          1,041,687,959  48,793,471 37,331,891
Diversified Assets  3,751,245,239 116,119,497 76,877,077
Tax-Exempt            295,203,419  17,397,734  5,453,609
Municipal              41,568,606         --         --
--------------------------------------------------------

 (3)(c) The proposed elimination of the fundamental investment policy on mortgaging was approved by each of the Portfolios listed below (voting separately on a Portfolio-by-Portfolio basis) as follows:

                                     Votes
Fund                  Votes For     Against   Abstained
--------------------------------------------------------
Government Select   1,068,767,322  43,803,900    575,925
Government          1,085,025,444   5,455,987 37,331,891
Diversified Assets  3,757,284,491 106,242,352 80,714,969
Tax-Exempt            305,190,541   7,313,991  5,550,229
Municipal              41,568,606         --         --
--------------------------------------------------------

 (3)(d) The proposed elimination of the fundamental investment policy on puts and calls was approved by each of the Portfolios listed below (voting separately on a Portfolio-by-Portfolio basis) as follows:

                                     Votes
Fund                  Votes For     Against   Abstained
--------------------------------------------------------
Government Select   1,068,786,941  43,803,900    556,306
Government          1,047,022,839   5,455,987 75,334,496
Diversified Assets  3,754,379,362 109,147,482 80,714,969
Tax-Exempt            295,080,083   7,124,259 15,850,419
--------------------------------------------------------

 (3)(e) The proposed amendments to the fundamental investment policy on municipal investments were approved by the Portfolio listed below (voting separately on a Portfolio-by-Portfolio basis) as follows:

                          Votes
Fund         Votes For   Against   Abstained
--------------------------------------------
Tax-Exempt  301,620,736 10,465,334 5,968,691
--------------------------------------------

 (3)(f) The proposed elimination of the fundamental investment policy on issuers with less than three years of operations was approved by the Portfolio listed below (voting separately on a Portfolio-by-Portfolio basis) as follows:

                          Votes
Fund         Votes For   Against  Abstained
-------------------------------------------
Tax-Exempt  305,215,687 6,870,383 5,968,691
-------------------------------------------

[LOGO OF NORTHERN INSTITUTIONAL FUNDS]

[LOGO] Managed by
       Northern Trust


Investment Advisers

The Northern Trust Company
Northern Trust Investments, Inc.
P.O. Box 75943
Chicago, IL 60675-5943
(800) 637-1380


Transfer Agent and Custodian

The Northern Trust Company


Distributor

Northern Funds Distributors, LLC,
an independent third party


Co-Administrators

The Northern Trust Company
PFPC Inc.


Trustees

Richard G. Cline
Edward J. Condon, Jr.
Wesley M. Dixon, Jr.
William J. Dolan, Jr.
John W. English
Raymond E. George, Jr.
Sandra Polk Guthman
Michael L. Murphy
Mary Jacobs Skinner
William H. Springer, Chairman
Richard P. Strubel
Stephen B. Timbers


Officers

Jylanne M. Dunne, President
Brian R. Curran, Vice President and Treasurer
Arch King, Vice President
Lloyd Wennlund, Vice President
Suzanne Anderson, Assistant Treasurer
Jeffrey Dalke, Secretary
Linda J. Hoard, Assistant Secretary
Therese Hogan, Assistant Secretary


Independent Auditors

Ernst & Young LLP


Legal Counsel

Drinker Biddle & Reath LLP